UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

March 31, 2018 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	20,072	$3,684,014
Baidu, Inc.*ADR (Internet Software & Services)	3,224	719,565
Beigene, Ltd.*ADR (Biotechnology)	7,280	1,223,040
BHP Billiton PLCADR (Metals & Mining)	37,544	1,491,623
BHP Billiton, Ltd.ADR (Metals & Mining)	32,760	1,455,527
Cheetah Mobile, Inc.*ADR (Software)	58,240	778,669
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	6,240	821,870
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,040	1,237,080
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	8,840	1,307,171
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	18,720	872,726
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	20,280	662,953
HDFC Bank, Ltd.ADR (Banks)	14,248	1,407,275
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	55,016	338,899
ICICI Bank, Ltd.ADR (Banks)	97,552	863,335
Infosys Technologies, Ltd.ADR (IT Services)	61,880	1,104,558
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,648	471,628
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	27,144	495,378
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	53,976	653,110
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	29,952	868,009
Momo, Inc.*ADR (Internet Software & Services)	29,120	1,088,505
Netease.com, Inc.ADR (Internet Software & Services)	3,224	903,977
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	8,632	756,595
POSCOADR (Metals & Mining)	11,440	902,044
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	12,480	600,538
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	63,336	2,771,583
TAL Education GroupADR (Diversified Consumer Services)	26,520	983,627
Tata Motors, Ltd.*ADR (Automobiles)	26,624	684,237
Westpac Banking Corp.ADR (Banks)	57,928	1,284,843
Yirendai, Ltd.ADR (Internet Software & Services)	18,304	736,370
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	47,320	709,327

TOTAL COMMON STOCKS (Cost $17,552,560)		31,878,076

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $163,030	$163,000	$163,000
TOTAL REPURCHASE AGREEMENTS (Cost $163,000)		163,000

TOTAL INVESTMENT SECURITIES (Cost $17,715,560) - 101.2%		32,041,076
Net other assets (liabilities) - (1.2)%		(367,532)

NET ASSETS - 100.0%		$31,673,544

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$709,327	2.2%
Automobiles	684,237	2.2%
Banks	3,555,453	11.2%
Biotechnology	1,223,040	3.9%
Diversified Consumer Services	1,740,222	5.5%
Electronic Equipment, Instruments & Components	653,110	2.1%
Hotels, Restaurants & Leisure	1,689,879	5.3%
Internet & Direct Marketing Retail	1,344,354	4.2%
Internet Software & Services	7,132,431	22.6%
IT Services	1,104,558	3.5%
Metals & Mining	3,849,194	12.1%
Oil, Gas & Consumable Fuels	1,307,171	4.1%
Pharmaceuticals	662,953	2.1%
Semiconductors & Semiconductor Equipment	4,206,398	13.3%
Software	778,669	2.5%
Wireless Telecommunication Services	1,237,080	3.9%
Other**	(204,532)	(0.7)%
Total	$31,673,544	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2018:

	Value	% of Net Assets
Australia	$4,231,993	13.4%
China	15,552,462	49.1%
Hong Kong	2,105,089	6.7%
India	4,722,358	14.9%
South Korea	1,555,154	4.9%
Taiwan	3,711,020	11.7%
Other**	(204,532)	(0.7)%
Total	$31,673,544	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.0%)
Associated Banc-Corp. (Banks)	1,142	$28,379
BancorpSouth Bank (Banks)	560	17,808
Bank of America Corp. (Banks)	63,099	1,892,338
Bank of Hawaii Corp. (Banks)	283	23,517
Bank of the Ozarks, Inc. (Banks)	798	38,519
BankUnited, Inc. (Banks)	665	26,587
BB&T Corp. (Banks)	5,128	266,861
BOK Financial Corp. (Banks)	226	22,372
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	951	11,745
Cathay General Bancorp, Inc. (Banks)	489	19,550
Chemical Financial Corp. (Banks)	444	24,278
CIT Group, Inc. (Banks)	887	45,681
Citigroup, Inc. (Banks)	16,936	1,143,180
Citizens Financial Group, Inc. (Banks)	3,206	134,588
Comerica, Inc. (Banks)	1,163	111,567
Commerce Bancshares, Inc. (Banks)	650	38,942
Cullen/Frost Bankers, Inc. (Banks)	425	45,080
East West Bancorp, Inc. (Banks)	906	56,661
F.N.B. Corp. (Banks)	2,124	28,568
Fifth Third Bancorp (Banks)	4,573	145,193
First Citizens BancShares, Inc. - Class A (Banks)	79	32,646
First Financial Bankshares, Inc. (Banks)	410	18,983
First Horizon National Corp. (Banks)	2,156	40,589
First Republic Bank (Banks)	1,026	95,018
Fulton Financial Corp. (Banks)	1,185	21,034
Glacier Bancorp, Inc. (Banks)	518	19,881
Hancock Holding Co. (Banks)	571	29,521
Home BancShares, Inc. (Banks)	1,029	23,471
Huntington Bancshares, Inc. (Banks)	7,266	109,717
IBERIABANK Corp. (Banks)	388	30,264
International Bancshares Corp. (Banks)	391	15,210
Investors Bancorp, Inc. (Banks)	1,698	23,161
JPMorgan Chase & Co. (Banks)	22,629	2,488,510
KeyCorp (Banks)	6,990	136,655
M&T Bank Corp. (Banks)	957	176,433
MB Financial, Inc. (Banks)	559	22,628
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,232	42,112
PacWest Bancorp (Banks)	837	41,457
People’s United Financial, Inc. (Banks)	2,339	43,646
Pinnacle Financial Partners, Inc. (Banks)	469	30,110
PNC Financial Services Group, Inc. (Banks)	3,063	463,248
Popular, Inc. (Banks)	724	30,133
Prosperity Bancshares, Inc. (Banks)	431	31,304
Regions Financial Corp. (Banks)	7,450	138,421
Signature Bank* (Banks)	386	54,793
Sterling Bancorp (Banks)	1,533	34,569
SunTrust Banks, Inc. (Banks)	3,135	213,305
SVB Financial Group* (Banks)	379	90,964
Synovus Financial Corp. (Banks)	773	38,604
TCF Financial Corp. (Banks)	1,146	26,140
Texas Capital Bancshares, Inc.* (Banks)	349	31,375
Trustmark Corp. (Banks)	412	12,838
U.S. Bancorp (Banks)	10,389	524,645
UMB Financial Corp. (Banks)	298	21,572
Umpqua Holdings Corp. (Banks)	1,494	31,987
United Bankshares, Inc. (Banks)	649	22,877
Valley National Bancorp (Banks)	1,794	22,353
Washington Federal, Inc. (Thrifts & Mortgage Finance)	581	20,103
Webster Financial Corp. (Banks)	633	35,068
Wells Fargo & Co. (Banks)	28,991	1,519,417
Western Alliance Bancorp* (Banks)	678	39,399
Wintrust Financial Corp. (Banks)	409	35,194
Zions Bancorp (Banks)	1,276	67,283
TOTAL COMMON STOCKS (Cost $5,901,532)		11,068,052

TOTAL INVESTMENT SECURITIES (Cost $5,901,532) - 78.0%		11,068,052
Net other assets (liabilities) - 22.0%		3,129,981

NET ASSETS - 100.0%		$14,198,033

*                             Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/23/18	2.24%	$3,149,622	$(378)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP Banks invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Banks	$10,994,092	77.5%
Thrifts & Mortgage Finance	73,960	0.5%
Other**	3,129,981	22.0%
Total	$14,198,033	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc. (Chemicals)	6,961	$1,107,008
Albemarle Corp. (Chemicals)	3,509	325,425
Alcoa Corp. (Metals & Mining)	5,466	245,751
Allegheny Technologies, Inc.* (Metals & Mining)	3,977	94,175
Ashland Global Holdings, Inc. (Chemicals)	1,981	138,254
Axalta Coating Systems, Ltd.* (Chemicals)	6,973	210,515
Cabot Corp. (Chemicals)	1,965	109,490
Carpenter Technology Corp. (Metals & Mining)	1,502	66,268
Celanese Corp. - Series A (Chemicals)	4,317	432,607
CF Industries Holdings, Inc. (Chemicals)	7,402	279,277
Commercial Metals Co. (Metals & Mining)	3,701	75,722
Compass Minerals International, Inc. (Metals & Mining)	1,076	64,883
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	787	22,799
Domtar Corp. (Paper & Forest Products)	1,998	84,995
DowDuPont, Inc. (Chemicals)	74,270	4,731,741
Eastman Chemical Co. (Chemicals)	4,529	478,172
Ecolab, Inc. (Chemicals)	8,245	1,130,142
FMC Corp. (Chemicals)	4,269	326,877
Freeport-McMoRan, Inc. (Metals & Mining)	42,744	751,013
GCP Applied Technologies, Inc.* (Chemicals)	2,270	65,944
H.B. Fuller Co. (Chemicals)	1,606	79,866
Huntsman Corp. (Chemicals)	6,704	196,092
Ingevity Corp.* (Chemicals)	1,323	97,492
International Flavors & Fragrances, Inc. (Chemicals)	2,511	343,781
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,775	95,210
LyondellBasell Industries N.V. - Class A (Chemicals)	9,375	990,750
Minerals Technologies, Inc. (Chemicals)	1,136	76,055
Monsanto Co. (Chemicals)	14,000	1,633,660
NewMarket Corp. (Chemicals)	281	112,872
Newmont Mining Corp. (Metals & Mining)	16,932	661,533
Nucor Corp. (Metals & Mining)	10,096	616,765
Olin Corp. (Chemicals)	5,306	161,249
Platform Specialty Products Corp.* (Chemicals)	6,826	65,734
PolyOne Corp. (Chemicals)	2,554	108,596
PPG Industries, Inc. (Chemicals)	8,070	900,612
Praxair, Inc. (Chemicals)	9,103	1,313,563
Reliance Steel & Aluminum Co. (Metals & Mining)	2,315	198,488
Royal Gold, Inc. (Metals & Mining)	2,071	177,837
RPM International, Inc. (Chemicals)	4,244	202,311
Sensient Technologies Corp. (Chemicals)	1,363	96,201
Steel Dynamics, Inc. (Metals & Mining)	7,507	331,960
The Chemours Co. (Chemicals)	5,886	286,707
The Mosaic Co. (Chemicals)	11,128	270,188
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,270	108,903
Trinseo SA (Chemicals)	1,372	101,597
United States Steel Corp. (Metals & Mining)	5,572	196,079
Valvoline, Inc. (Chemicals)	6,350	140,526
W.R. Grace & Co. (Chemicals)	2,156	132,012
Westlake Chemical Corp. (Chemicals)	1,136	126,266
Worthington Industries, Inc. (Metals & Mining)	1,384	59,401

TOTAL COMMON STOCKS (Cost $10,834,400)		20,623,364

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $105,019	$105,000	$105,000
TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		105,000

TOTAL INVESTMENT SECURITIES (Cost $10,939,400) - 100.4%		20,728,364
Net other assets (liabilities) - (0.4)%		(92,020)

NET ASSETS - 100.0%		$20,636,344

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Chemicals	$16,880,485	81.7%
Metals & Mining	3,539,875	17.2%
Oil, Gas & Consumable Fuels	22,799	0.1%
Paper & Forest Products	180,205	0.9%
Other**	12,980	0.1%
Total	$20,636,344	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.0%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $3,530,643	$3,530,000	$3,530,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,530,000)		3,530,000

TOTAL INVESTMENT SECURITIES (Cost $3,530,000) - 104.0%		3,530,000
Net other assets (liabilities) - (4.0)%		(134,722)

NET ASSETS - 100.0%		$3,395,278

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $518,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	6/18/18	$(924,613)	$30,261

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/18	(2.09)%	$(1,759,313)	$(21,489)
S&P 500	UBS AG	4/27/18	(1.89)%	(699,233)	(7,559)
				$(2,458,546)	$(29,048)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (83.0%)
AbbVie, Inc. (Biotechnology)	106,927	$10,120,642
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,579	147,830
Agilent Technologies, Inc. (Life Sciences Tools & Services)	21,660	1,449,054
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,217	263,086
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,887	1,659,305
Alkermes PLC* (Biotechnology)	10,491	608,058
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,491	653,978
Amgen, Inc. (Biotechnology)	44,853	7,646,540
Biogen, Inc.* (Biotechnology)	14,191	3,885,780
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,778	954,842
Bio-Techne Corp. (Life Sciences Tools & Services)	2,495	376,845
Bluebird Bio, Inc.* (Biotechnology)	3,343	570,817
Celgene Corp.* (Biotechnology)	50,473	4,502,697
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,178	339,220
Clovis Oncology, Inc.* (Biotechnology)	3,307	174,610
Exact Sciences Corp.* (Biotechnology)	8,039	324,213
Exelixis, Inc.* (Biotechnology)	18,867	417,904
Gilead Sciences, Inc. (Biotechnology)	87,896	6,626,480
Illumina, Inc.* (Life Sciences Tools & Services)	9,875	2,334,647
Incyte Corp.* (Biotechnology)	11,782	981,794
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,195	73,516
Intrexon Corp.* (Biotechnology)	4,463	68,418
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,366	368,773
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	9,775	959,025
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,419	234,362
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,689	971,226
Myriad Genetics, Inc.* (Biotechnology)	4,704	139,003
Nektar Therapeutics* (Pharmaceuticals)	10,795	1,147,077
Neurocrine Biosciences, Inc.* (Biotechnology)	5,923	491,194
OPKO Health, Inc.* (Biotechnology)	24,391	77,319
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,373	142,822
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,349	277,833
Radius Health, Inc.* (Biotechnology)	2,706	97,254
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,176	1,782,407
Seattle Genetics, Inc.* (Biotechnology)	7,121	372,713
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,776	134,048
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,115	158,834
United Therapeutics Corp.* (Biotechnology)	2,879	323,484
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,039	2,777,016
TOTAL COMMON STOCKS (Cost $23,589,888)		54,634,666

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	14,504	16,099

TOTAL CONTINGENT RIGHT (Cost $—)		16,099

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $368,067	$368,000	$368,000
TOTAL REPURCHASE AGREEMENTS (Cost $368,000)		368,000

TOTAL INVESTMENT SECURITIES (Cost $23,957,888) - 83.6%		55,018,765
Net other assets (liabilities) - 16.4%		10,779,250

NET ASSETS - 100.0%		$65,798,015

*	Non-income producing security.
^	The Advisor has deemed this security to be illiquid. As of March 31, 2018, this security represented 0.024% of the net assets of the Fund.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2018, this security represented 0.024% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/23/18	2.24%	$11,198,656	$(1,344)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain(loss).

ProFund VP Biotechnology invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Biotechnology	$46,661,790	70.9%
Life Sciences Tools & Services	6,841,898	10.4%
Pharmaceuticals	1,147,077	1.7%
Other**	11,147,250	17.0%
Total	$65,798,015	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (65.1%)
3M Co. (Industrial Conglomerates)	1,225	$268,912
A.O. Smith Corp. (Building Products)	300	19,077
Abbott Laboratories (Health Care Equipment & Supplies)	3,550	212,716
AbbVie, Inc. (Biotechnology)	3,250	307,612
Accenture PLC - Class A (IT Services)	1,250	191,874
Activision Blizzard, Inc. (Software)	1,550	104,563
Acuity Brands, Inc. (Electrical Equipment)	75	10,439
Adobe Systems, Inc.* (Software)	1,000	216,080
Advance Auto Parts, Inc. (Specialty Retail)	150	17,783
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,675	16,834
Aetna, Inc. (Health Care Providers & Services)	675	114,075
Affiliated Managers Group, Inc. (Capital Markets)	100	18,958
Aflac, Inc. (Insurance)	1,600	70,016
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	43,485
Air Products & Chemicals, Inc. (Chemicals)	450	71,564
Akamai Technologies, Inc.* (Internet Software & Services)	350	24,843
Alaska Air Group, Inc. (Airlines)	250	15,490
Albemarle Corp. (Chemicals)	225	20,867
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	200	24,978
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	50,157
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	37,670
Allegion PLC (Building Products)	200	17,058
Allergan PLC (Pharmaceuticals)	675	113,596
Alliance Data Systems Corp. (IT Services)	100	21,286
Alliant Energy Corp. (Electric Utilities)	475	19,409
Alphabet, Inc.* - Class A (Internet Software & Services)	600	622,284
Alphabet, Inc.* - Class C (Internet Software & Services)	625	644,869
Altria Group, Inc. (Tobacco)	3,875	241,490
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	825	1,194,055
Ameren Corp. (Multi-Utilities)	500	28,315
American Airlines Group, Inc. (Airlines)	850	44,166
American Electric Power Co., Inc. (Electric Utilities)	1,000	68,590
American Express Co. (Consumer Finance)	1,475	137,588
American International Group, Inc. (Insurance)	1,825	99,316
American Tower Corp. (Equity Real Estate Investment Trusts)	900	130,805
American Water Works Co., Inc. (Water Utilities)	375	30,799
Ameriprise Financial, Inc. (Capital Markets)	300	44,382
AmerisourceBergen Corp. (Health Care Providers & Services)	325	28,018
AMETEK, Inc. (Electrical Equipment)	475	36,086
Amgen, Inc. (Biotechnology)	1,375	234,410
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	53,831
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,125	67,961
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	68,348
Andeavor (Oil, Gas & Consumable Fuels)	300	30,168
ANSYS, Inc.* (Software)	175	27,421
Anthem, Inc. (Health Care Providers & Services)	525	115,342
Aon PLC (Insurance)	500	70,165
Apache Corp. (Oil, Gas & Consumable Fuels)	775	29,822
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	325	13,244
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,350	1,736,522
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,150	119,562
Aptiv PLC (Auto Components)	550	46,734
Archer-Daniels-Midland Co. (Food Products)	1,150	49,876
Arconic, Inc. (Aerospace & Defense)	875	20,160
Arthur J. Gallagher & Co. (Insurance)	375	25,774
Assurant, Inc. (Insurance)	100	9,141
AT&T, Inc. (Diversified Telecommunication Services)	12,525	446,516
Autodesk, Inc.* (Software)	450	56,511
Automatic Data Processing, Inc. (IT Services)	900	102,132
AutoZone, Inc.* (Specialty Retail)	50	32,435
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	45,227
Avery Dennison Corp. (Containers & Packaging)	175	18,594
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	850	23,605
Ball Corp. (Containers & Packaging)	725	28,790
Bank of America Corp. (Banks)	19,525	585,554
Baxter International, Inc. (Health Care Equipment & Supplies)	1,025	66,666
BB&T Corp. (Banks)	1,575	81,963
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	550	119,185
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,925	782,959
Best Buy Co., Inc. (Specialty Retail)	525	36,745
Biogen, Inc.* (Biotechnology)	425	116,374
BlackRock, Inc. - Class A (Capital Markets)	250	135,429
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	100	208,039
BorgWarner, Inc. (Auto Components)	400	20,092
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	40,047
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,800	76,496
Brighthouse Financial, Inc.* (Insurance)	200	10,280

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,325	$210,306
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	850	200,303
Brown-Forman Corp. - Class B (Beverages)	525	28,560
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	25,770
CA, Inc. (Software)	650	22,035
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	950	22,781
Cadence Design Systems, Inc.* (Software)	575	21,143
Campbell Soup Co. (Food Products)	400	17,324
Capital One Financial Corp. (Consumer Finance)	1,000	95,820
Cardinal Health, Inc. (Health Care Providers & Services)	650	40,742
CarMax, Inc.* (Specialty Retail)	375	23,228
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	825	54,104
Caterpillar, Inc. (Machinery)	1,225	180,540
CBOE Holdings, Inc. (Capital Markets)	225	25,673
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	625	29,513
CBS Corp. - Class B (Media)	700	35,973
Celgene Corp.* (Biotechnology)	1,525	136,045
Centene Corp.* (Health Care Providers & Services)	350	37,405
CenterPoint Energy, Inc. (Multi-Utilities)	875	23,975
CenturyLink, Inc. (Diversified Telecommunication Services)	1,975	32,449
Cerner Corp.* (Health Care Technology)	650	37,700
CF Industries Holdings, Inc. (Chemicals)	475	17,922
Charter Communications, Inc.* - Class A (Media)	375	116,708
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,900	444,756
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	16,156
Chubb, Ltd. (Insurance)	950	129,931
Church & Dwight Co., Inc. (Household Products)	500	25,180
Cigna Corp. (Health Care Providers & Services)	500	83,870
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	18,700
Cincinnati Financial Corp. (Insurance)	300	22,278
Cintas Corp. (Commercial Services & Supplies)	175	29,852
Cisco Systems, Inc. (Communications Equipment)	9,825	421,394
Citigroup, Inc. (Banks)	5,250	354,375
Citizens Financial Group, Inc. (Banks)	1,000	41,980
Citrix Systems, Inc.* (Software)	275	25,520
CME Group, Inc. (Capital Markets)	700	113,218
CMS Energy Corp. (Multi-Utilities)	575	26,042
Cognizant Technology Solutions Corp. (IT Services)	1,200	96,600
Colgate-Palmolive Co. (Household Products)	1,775	127,232
Comcast Corp. - Class A (Media)	9,450	322,906
Comerica, Inc. (Banks)	350	33,576
ConAgra Foods, Inc. (Food Products)	825	30,426
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	45,099
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,400	142,296
Consolidated Edison, Inc. (Multi-Utilities)	625	48,713
Constellation Brands, Inc. - Class A (Beverages)	350	79,772
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,775	49,487
Costco Wholesale Corp. (Food & Staples Retailing)	900	169,586
Coty, Inc. (Personal Products)	975	17,843
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	850	93,168
CSRA, Inc. (IT Services)	325	13,400
CSX Corp. (Road & Rail)	1,800	100,278
Cummins, Inc. (Machinery)	325	52,679
CVS Health Corp. (Food & Staples Retailing)	2,075	129,086
D.R. Horton, Inc. (Household Durables)	700	30,688
Danaher Corp. (Health Care Equipment & Supplies)	1,250	122,388
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	21,313
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	300	19,782
Deere & Co. (Machinery)	650	100,957
Delta Air Lines, Inc. (Airlines)	1,325	72,623
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	23,897
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,075	34,174
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	44,787
Discover Financial Services (Consumer Finance)	725	52,149
Discovery Communications, Inc.* - Class A (Media)	325	6,965
Discovery Communications, Inc.* - Class C (Media)	625	12,200
Dish Network Corp.* - Class A (Media)	475	17,998
Dollar General Corp. (Multiline Retail)	525	49,113
Dollar Tree, Inc.* (Multiline Retail)	475	45,078
Dominion Resources, Inc. (Multi-Utilities)	1,325	89,344
Dover Corp. (Machinery)	325	31,922
DowDuPont, Inc. (Chemicals)	4,775	304,214
Dr. Pepper Snapple Group, Inc. (Beverages)	375	44,393
DTE Energy Co. (Multi-Utilities)	375	39,150
Duke Energy Corp. (Electric Utilities)	1,425	110,394
Duke Realty Corp. (Equity Real Estate Investment Trusts)	725	19,198
DXC Technology Co. (IT Services)	575	57,805
E*TRADE Financial Corp.* (Capital Markets)	550	30,476
Eastman Chemical Co. (Chemicals)	300	31,674
Eaton Corp. PLC (Electrical Equipment)	900	71,919
eBay, Inc.* (Internet Software & Services)	1,925	77,462
Ecolab, Inc. (Chemicals)	525	71,962
Edison International (Electric Utilities)	675	42,971
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	59,296

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electronic Arts, Inc.* (Software)	625	$75,775
Eli Lilly & Co. (Pharmaceuticals)	1,975	152,806
Emerson Electric Co. (Electrical Equipment)	1,300	88,790
Entergy Corp. (Electric Utilities)	375	29,543
Envision Healthcare Corp.* (Health Care Providers & Services)	250	9,608
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	123,692
EQT Corp. (Oil, Gas & Consumable Fuels)	500	23,755
Equifax, Inc. (Professional Services)	250	29,453
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	62,720
Equity Residential (Equity Real Estate Investment Trusts)	750	46,215
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	30,085
Everest Re Group, Ltd. (Insurance)	75	19,262
Eversource Energy (Electric Utilities)	650	38,298
Exelon Corp. (Electric Utilities)	1,975	77,044
Expedia, Inc. (Internet & Direct Marketing Retail)	250	27,603
Expeditors International of Washington, Inc. (Air Freight & Logistics)	350	22,155
Express Scripts Holding Co.* (Health Care Providers & Services)	1,150	79,442
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	21,840
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,650	645,377
F5 Networks, Inc.* (Communications Equipment)	125	18,076
Facebook, Inc.* - Class A (Internet Software & Services)	4,900	782,970
Fastenal Co. (Trading Companies & Distributors)	575	31,389
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	17,417
FedEx Corp. (Air Freight & Logistics)	500	120,055
Fidelity National Information Services, Inc. (IT Services)	675	65,003
Fifth Third Bancorp (Banks)	1,425	45,244
First Horizon National Corp. (Banks)	1	11
FirstEnergy Corp. (Electric Utilities)	900	30,609
Fiserv, Inc.* (IT Services)	850	60,614
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	13,753
Flowserve Corp. (Machinery)	275	11,916
Fluor Corp. (Construction & Engineering)	275	15,735
FMC Corp. (Chemicals)	275	21,057
Foot Locker, Inc. (Specialty Retail)	250	11,385
Ford Motor Co. (Automobiles)	7,975	88,363
Fortive Corp. (Machinery)	625	48,450
Fortune Brands Home & Security, Inc. (Building Products)	300	17,667
Franklin Resources, Inc. (Capital Markets)	675	23,409
Freeport-McMoRan, Inc. (Metals & Mining)	2,750	48,317
Garmin, Ltd. (Household Durables)	225	13,259
Gartner, Inc.* (IT Services)	175	20,584
General Dynamics Corp. (Aerospace & Defense)	575	127,018
General Electric Co. (Industrial Conglomerates)	17,725	238,933
General Mills, Inc. (Food Products)	1,150	51,819
General Motors Co. (Automobiles)	2,575	93,576
Genuine Parts Co. (Distributors)	300	26,952
GGP, Inc. (Equity Real Estate Investment Trusts)	1,300	26,598
Gilead Sciences, Inc. (Biotechnology)	2,675	201,668
Global Payments, Inc. (IT Services)	325	36,244
H & R Block, Inc. (Diversified Consumer Services)	425	10,799
Halliburton Co. (Energy Equipment & Services)	1,775	83,318
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	725	13,355
Harley-Davidson, Inc. (Automobiles)	350	15,008
Harris Corp. (Communications Equipment)	250	40,320
Hartford Financial Services Group, Inc. (Insurance)	725	37,352
Hasbro, Inc. (Leisure Products)	225	18,968
HCA Holdings, Inc. (Health Care Providers & Services)	575	55,775
HCP, Inc. (Equity Real Estate Investment Trusts)	950	22,069
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	14,976
Henry Schein, Inc.* (Health Care Providers & Services)	325	21,843
Hess Corp. (Oil, Gas & Consumable Fuels)	550	27,841
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,200	56,128
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	425	33,473
Hologic, Inc.* (Health Care Equipment & Supplies)	575	21,482
Honeywell International, Inc. (Industrial Conglomerates)	1,525	220,378
Hormel Foods Corp. (Food Products)	550	18,876
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,500	27,960
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,350	73,432
Humana, Inc. (Health Care Providers & Services)	275	73,928
Huntington Bancshares, Inc. (Banks)	2,250	33,975
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	100	25,776
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	33,493
IHS Markit, Ltd.* (Professional Services)	750	36,179
Illinois Tool Works, Inc. (Machinery)	625	97,913
Illumina, Inc.* (Life Sciences Tools & Services)	300	70,926
Incyte Corp.* (Biotechnology)	350	29,166
Ingersoll-Rand PLC (Machinery)	500	42,755
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,550	497,363
Intercontinental Exchange, Inc. (Capital Markets)	1,200	87,024
International Business Machines Corp. (IT Services)	1,750	268,502
International Flavors & Fragrances, Inc. (Chemicals)	150	20,537

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Paper Co. (Containers & Packaging)	850	$45,415
Intuit, Inc. (Software)	500	86,675
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	225	92,887
Invesco, Ltd. (Capital Markets)	825	26,408
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	75	17,504
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	300	29,433
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	575	18,895
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	20,501
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	14,788
Johnson & Johnson (Pharmaceuticals)	5,475	701,620
Johnson Controls International PLC (Building Products)	1,900	66,956
JPMorgan Chase & Co. (Banks)	7,000	769,789
Juniper Networks, Inc. (Communications Equipment)	700	17,031
Kansas City Southern Industries, Inc. (Road & Rail)	200	21,970
Kellogg Co. (Food Products)	500	32,505
KeyCorp (Banks)	2,175	42,521
Kimberly-Clark Corp. (Household Products)	725	79,844
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	12,600
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,875	58,358
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	35,428
Kohl’s Corp. (Multiline Retail)	350	22,929
L Brands, Inc. (Specialty Retail)	500	19,105
L3 Technologies, Inc. (Aerospace & Defense)	150	31,200
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	32,350
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	66,027
Leggett & Platt, Inc. (Household Durables)	275	12,199
Lennar Corp. - Class A (Household Durables)	550	32,416
Leucadia National Corp. (Diversified Financial Services)	650	14,775
Lincoln National Corp. (Insurance)	450	32,877
LKQ Corp.* (Distributors)	625	23,719
Lockheed Martin Corp. (Aerospace & Defense)	500	168,965
Loews Corp. (Insurance)	550	27,352
Lowe’s Cos., Inc. (Specialty Retail)	1,700	149,174
LyondellBasell Industries N.V. - Class A (Chemicals)	650	68,692
M&T Bank Corp. (Banks)	300	55,308
Macy’s, Inc. (Multiline Retail)	625	18,588
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,725	27,824
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	975	71,282
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	626	85,102
Marsh & McLennan Cos., Inc. (Insurance)	1,025	84,655
Martin Marietta Materials, Inc. (Construction Materials)	125	25,913
Masco Corp. (Building Products)	650	26,286
MasterCard, Inc. - Class A (IT Services)	1,875	328,424
Mattel, Inc. (Leisure Products)	700	9,205
McCormick & Co., Inc. (Food Products)	250	26,598
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,625	254,117
McKesson Corp. (Health Care Providers & Services)	425	59,870
Medtronic PLC (Health Care Equipment & Supplies)	2,775	222,610
Merck & Co., Inc. (Pharmaceuticals)	5,500	299,584
MetLife, Inc. (Insurance)	2,125	97,515
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	28,752
MGM Resorts International (Hotels, Restaurants & Leisure)	1,050	36,771
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	300	18,624
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	475	43,396
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,350	122,529
Microsoft Corp. (Software)	15,700	1,432,938
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	20,529
Mohawk Industries, Inc.* (Household Durables)	125	29,028
Molson Coors Brewing Co. - Class B (Beverages)	375	28,249
Mondelez International, Inc. - Class A (Food Products)	3,025	126,233
Monsanto Co. (Chemicals)	900	105,020
Monster Beverage Corp.* (Beverages)	850	48,629
Moody’s Corp. (Capital Markets)	350	56,455
Morgan Stanley (Capital Markets)	2,825	152,436
Motorola Solutions, Inc. (Communications Equipment)	325	34,223
Mylan N.V.* (Pharmaceuticals)	1,050	43,229
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	28,528
Navient Corp. (Consumer Finance)	525	6,888
Nektar Therapeutics* (Pharmaceuticals)	325	34,535
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	33,930
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	258,431
Newell Rubbermaid, Inc. (Household Durables)	1,000	25,480
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	9,768
Newmont Mining Corp. (Metals & Mining)	1,100	42,977
News Corp. - Class A (Media)	775	12,245
News Corp. - Class B (Media)	250	4,025
NextEra Energy, Inc. (Electric Utilities)	950	155,163
Nielsen Holdings PLC (Professional Services)	675	21,458

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,650	$176,065
NiSource, Inc. (Multi-Utilities)	700	16,737
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,000	30,300
Nordstrom, Inc. (Multiline Retail)	250	12,103
Norfolk Southern Corp. (Road & Rail)	575	78,074
Northern Trust Corp. (Capital Markets)	425	43,830
Northrop Grumman Corp. (Aerospace & Defense)	350	122,192
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	425	22,512
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	625	19,081
Nucor Corp. (Metals & Mining)	650	39,709
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,225	283,697
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	100,688
Omnicom Group, Inc. (Media)	475	34,518
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	850	48,382
Oracle Corp. (Software)	6,175	282,505
O’Reilly Automotive, Inc.* (Specialty Retail)	175	43,292
PACCAR, Inc. (Machinery)	725	47,973
Packaging Corp. of America (Containers & Packaging)	200	22,540
Parker-Hannifin Corp. (Machinery)	275	47,033
Paychex, Inc. (IT Services)	650	40,034
PayPal Holdings, Inc.* (IT Services)	2,300	174,501
Pentair PLC (Machinery)	350	23,846
People’s United Financial, Inc. (Banks)	700	13,062
PepsiCo, Inc. (Beverages)	2,900	316,534
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	17,037
Perrigo Co. PLC (Pharmaceuticals)	275	22,919
Pfizer, Inc. (Pharmaceuticals)	12,150	431,203
PG&E Corp. (Electric Utilities)	1,050	46,127
Philip Morris International, Inc. (Tobacco)	3,175	315,595
Phillips 66 (Oil, Gas & Consumable Fuels)	850	81,532
Pinnacle West Capital Corp. (Electric Utilities)	225	17,955
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	60,123
PNC Financial Services Group, Inc. (Banks)	950	143,678
PPG Industries, Inc. (Chemicals)	525	58,590
PPL Corp. (Electric Utilities)	1,425	40,313
Praxair, Inc. (Chemicals)	575	82,973
Principal Financial Group, Inc. (Insurance)	550	33,501
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,100	69,288
Prudential Financial, Inc. (Insurance)	850	88,017
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	51,496
Public Storage (Equity Real Estate Investment Trusts)	300	60,117
PulteGroup, Inc. (Household Durables)	550	16,220
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	22,715
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	17,613
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,025	167,615
Quanta Services, Inc.* (Construction & Engineering)	325	11,164
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	27,583
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	13,975
Range Resources Corp. (Oil, Gas & Consumable Fuels)	450	6,543
Raymond James Financial, Inc. (Capital Markets)	275	24,588
Raytheon Co. (Aerospace & Defense)	600	129,492
Realty Income Corp. (Equity Real Estate Investment Trusts)	575	29,745
Red Hat, Inc.* (Software)	350	52,329
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	17,694
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	51,654
Regions Financial Corp. (Banks)	2,300	42,734
Republic Services, Inc. - Class A (Commercial Services & Supplies)	450	29,804
ResMed, Inc. (Health Care Equipment & Supplies)	300	29,541
Robert Half International, Inc. (Professional Services)	250	14,473
Rockwell Automation, Inc. (Electrical Equipment)	250	43,550
Rockwell Collins, Inc. (Aerospace & Defense)	325	43,826
Roper Technologies, Inc. (Industrial Conglomerates)	200	56,138
Ross Stores, Inc. (Specialty Retail)	775	60,435
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	41,209
S&P Global, Inc. (Capital Markets)	525	100,307
Salesforce.com, Inc.* (Software)	1,400	162,820
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	250	42,730
SCANA Corp. (Multi-Utilities)	300	11,265
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	183,003
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	575	33,649
Sealed Air Corp. (Containers & Packaging)	350	14,977
Sempra Energy (Multi-Utilities)	525	58,391
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	96,468
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	37,598
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	175	16,945
Snap-on, Inc. (Machinery)	125	18,443
Southwest Airlines Co. (Airlines)	1,100	63,008
Stanley Black & Decker, Inc. (Machinery)	325	49,790
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,875	166,433
State Street Corp. (Capital Markets)	750	74,798
Stericycle, Inc.* (Commercial Services & Supplies)	175	10,243
Stryker Corp. (Health Care Equipment & Supplies)	650	104,598
SunTrust Banks, Inc. (Banks)	950	64,638

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SVB Financial Group* (Banks)	100	$24,001
Symantec Corp. (Software)	1,275	32,959
Synchrony Financial (Consumer Finance)	1,450	48,619
Synopsys, Inc.* (Software)	300	24,972
Sysco Corp. (Food & Staples Retailing)	975	58,461
T. Rowe Price Group, Inc. (Capital Markets)	500	53,985
Take-Two Interactive Software, Inc.* (Software)	225	22,001
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	575	30,251
Target Corp. (Multiline Retail)	1,100	76,372
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	72,427
TechnipFMC PLC (Energy Equipment & Services)	900	26,505
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,000	207,780
Textron, Inc. (Aerospace & Defense)	525	30,959
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,350	15,350
The Allstate Corp. (Insurance)	725	68,730
The Bank of New York Mellon Corp. (Capital Markets)	2,050	105,637
The Boeing Co. (Aerospace & Defense)	1,125	368,864
The Charles Schwab Corp. (Capital Markets)	2,450	127,939
The Clorox Co. (Household Products)	275	36,605
The Coca-Cola Co. (Beverages)	7,825	339,839
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	22,881
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	67,374
The Gap, Inc. (Specialty Retail)	450	14,040
The Goldman Sachs Group, Inc. (Capital Markets)	725	182,598
The Goodyear Tire & Rubber Co. (Auto Components)	500	13,290
The Hershey Co. (Food Products)	275	27,214
The Home Depot, Inc. (Specialty Retail)	2,375	423,319
The Interpublic Group of Cos., Inc. (Media)	775	17,848
The JM Smucker Co. - Class A (Food Products)	225	27,902
The Kraft Heinz Co. (Food Products)	1,225	76,305
The Kroger Co. (Food & Staples Retailing)	1,800	43,092
The Macerich Co. (Equity Real Estate Investment Trusts)	225	12,605
The Mosaic Co. (Chemicals)	725	17,603
The NASDAQ OMX Group, Inc. (Capital Markets)	250	21,555
The Procter & Gamble Co. (Household Products)	5,150	408,293
The Progressive Corp. (Insurance)	1,200	73,116
The Sherwin-Williams Co. (Chemicals)	175	68,621
The Southern Co. (Electric Utilities)	2,050	91,552
The TJX Cos., Inc. (Specialty Retail)	1,300	106,027
The Travelers Cos., Inc. (Insurance)	550	76,373
The Walt Disney Co. (Media)	3,075	308,852
The Western Union Co. (IT Services)	925	17,788
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,700	42,262
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	825	170,329
Tiffany & Co. (Specialty Retail)	200	19,532
Time Warner, Inc. (Media)	1,600	151,327
Torchmark Corp. (Insurance)	225	18,938
Total System Services, Inc. (IT Services)	325	28,035
Tractor Supply Co. (Specialty Retail)	250	15,755
TransDigm Group, Inc. (Aerospace & Defense)	100	30,694
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	9,200
Twenty-First Century Fox, Inc. - Class A (Media)	2,150	78,884
Twenty-First Century Fox, Inc. - Class B (Media)	900	32,733
Tyson Foods, Inc. - Class A (Food Products)	600	43,914
U.S. Bancorp (Banks)	3,200	161,600
UDR, Inc. (Equity Real Estate Investment Trusts)	550	19,591
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	25,534
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	6,131
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	375	5,381
Union Pacific Corp. (Road & Rail)	1,600	215,088
United Continental Holdings, Inc.* (Airlines)	500	34,735
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,400	146,524
United Rentals, Inc.* (Trading Companies & Distributors)	175	30,228
United Technologies Corp. (Aerospace & Defense)	1,525	191,876
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,975	422,649
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	20,722
Unum Group (Insurance)	450	21,425
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	50,031
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	875	81,174
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	175	21,464
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	35,909
VeriSign, Inc.* (Internet Software & Services)	175	20,748
Verisk Analytics, Inc.* - Class A (Professional Services)	325	33,800
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,425	402,884
Vertex Pharmaceuticals, Inc.* (Biotechnology)	525	85,565
Viacom, Inc. - Class B (Media)	725	22,519
Visa, Inc. - Class A (IT Services)	3,675	439,603
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	23,555
Vulcan Materials Co. (Construction Materials)	275	31,396
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	28,227

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,750	$114,573
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,950	262,461
Waste Management, Inc. (Commercial Services & Supplies)	825	69,398
Waters Corp.* (Life Sciences Tools & Services)	150	29,798
WEC Energy Group, Inc. (Multi-Utilities)	650	40,755
Wells Fargo & Co. (Banks)	8,950	469,070
Welltower, Inc. (Equity Real Estate Investment Trusts)	750	40,823
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	55,362
WestRock Co. (Containers & Packaging)	525	33,689
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,550	54,250
Whirlpool Corp. (Household Durables)	150	22,967
Willis Towers Watson PLC (Insurance)	275	41,852
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	200	22,886
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	175	31,913
Xcel Energy, Inc. (Electric Utilities)	1,025	46,617
Xerox Corp. (Technology Hardware, Storage & Peripherals)	425	12,232
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	37,926
XL Group, Ltd. (Insurance)	525	29,012
Xylem, Inc. (Machinery)	375	28,845
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	675	57,463
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	425	46,342
Zions Bancorp (Banks)	400	21,092
Zoetis, Inc. (Pharmaceuticals)	1,000	83,510
TOTAL COMMON STOCKS (Cost $13,004,499)		45,882,355

	Principal Amount	Value
Repurchase Agreements(a)(b) (33.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $23,738,320	$23,734,000	$23,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,734,000)		23,734,000

TOTAL INVESTMENT SECURITIES (Cost $36,738,499) - 98.7%		69,616,355
Net other assets (liabilities) - 1.3%		935,146

NET ASSETS - 100.0%		$70,551,501

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $1,546,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	74	6/18/18	$9,774,475	$(320,197)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/18	2.29%	$11,596,726	$122,616
S&P 500	UBS AG	4/27/18	2.24%	3,240,920	26,888
				$14,837,646	$149,504

(1)                   Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,291,022	1.9%
Air Freight & Logistics	314,504	0.4%
Airlines	230,022	0.3%
Auto Components	80,116	0.1%
Automobiles	196,947	0.3%
Banks	2,984,171	4.2%
Beverages	885,976	1.3%
Biotechnology	1,212,651	1.7%
Building Products	147,044	0.2%
Capital Markets	1,449,105	2.1%
Chemicals	961,296	1.4%
Commercial Services & Supplies	139,297	0.2%
Communications Equipment	531,044	0.8%
Construction & Engineering	41,687	0.1%
Construction Materials	57,309	0.1%
Consumer Finance	341,064	0.5%
Containers & Packaging	164,005	0.2%
Distributors	50,671	0.1%
Diversified Consumer Services	10,799	NM
Diversified Financial Services	797,734	1.1%
Diversified Telecommunication Services	881,849	1.2%
Electric Utilities	814,585	1.3%
Electrical Equipment	250,784	0.4%
Electronic Equipment, Instruments & Components	207,002	0.3%
Energy Equipment & Services	359,935	0.5%
Equity Real Estate Investment Trusts	1,238,102	1.8%
Food & Staples Retailing	777,259	1.1%
Food Products	528,992	0.7%
Health Care Equipment & Supplies	1,313,612	1.8%
Health Care Providers & Services	1,243,004	1.8%
Health Care Technology	37,700	0.1%
Hotels, Restaurants & Leisure	843,452	1.2%
Household Durables	182,257	0.3%
Household Products	677,154	1.0%
Independent Power & Renewable Electricity Producers	34,431	NM
Industrial Conglomerates	784,361	1.1%
Insurance	1,186,878	1.7%
Internet & Direct Marketing Retail	1,697,328	2.4%
Internet Software & Services	2,173,176	3.1%
IT Services	1,962,429	2.8%
Leisure Products	28,173	NM
Life Sciences Tools & Services	389,760	0.6%
Machinery	783,062	1.1%
Media	1,175,701	1.7%
Metals & Mining	131,003	0.2%
Multiline Retail	224,183	0.3%
Multi-Utilities	434,183	0.6%
Oil, Gas & Consumable Fuels	2,274,658	3.2%
Personal Products	85,217	0.1%
Pharmaceuticals	2,093,308	2.9%
Professional Services	135,363	0.2%
Real Estate Management & Development	29,513	NM
Road & Rail	435,911	0.6%
Semiconductors & Semiconductor Equipment	1,922,019	2.7%
Software	2,646,247	3.7%
Specialty Retail	997,789	1.4%
Technology Hardware, Storage & Peripherals	2,001,255	2.8%
Textiles, Apparel & Luxury Goods	336,528	0.5%
Tobacco	557,085	0.8%
Trading Companies & Distributors	89,844	0.1%
Water Utilities	30,799	NM
Other**	24,669,146	34.9%
Total	$70,551,501	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Activision Blizzard, Inc. (Software)	5,122	$345,530
Adient PLC (Auto Components)	646	38,605
Altria Group, Inc. (Tobacco)	12,863	801,622
Aptiv PLC (Auto Components)	1,817	154,391
Archer-Daniels-Midland Co. (Food Products)	3,772	163,592
Autoliv, Inc. (Auto Components)	592	86,396
Avon Products, Inc.* (Personal Products)	2,958	8,401
B&G Foods, Inc. - Class A (Food Products)	467	11,068
BorgWarner, Inc. (Auto Components)	1,338	67,208
Brown-Forman Corp. - Class A (Beverages)	419	22,345
Brown-Forman Corp. - Class B (Beverages)	1,781	96,886
Brunswick Corp. (Leisure Products)	597	35,456
Bunge, Ltd. (Food Products)	949	70,169
Campbell Soup Co. (Food Products)	1,292	55,957
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	304	31,646
Church & Dwight Co., Inc. (Household Products)	1,632	82,188
Colgate-Palmolive Co. (Household Products)	5,918	424,202
ConAgra Foods, Inc. (Food Products)	2,718	100,240
Constellation Brands, Inc. - Class A (Beverages)	1,162	264,843
Cooper Tire & Rubber Co. (Auto Components)	334	9,786
Coty, Inc. (Personal Products)	3,179	58,176
D.R. Horton, Inc. (Household Durables)	2,318	101,621
Dana Holding Corp. (Auto Components)	989	25,477
Darling Ingredients, Inc.* (Food Products)	1,106	19,134
Dean Foods Co. (Food Products)	627	5,405
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	221	19,897
Delphi Technologies PLC (Auto Components)	606	28,876
Dr. Pepper Snapple Group, Inc. (Beverages)	1,233	145,963
Edgewell Personal Care Co.* (Personal Products)	361	17,624
Electronic Arts, Inc.* (Software)	2,067	250,603
Energizer Holdings, Inc. (Household Products)	409	24,368
Flowers Foods, Inc. (Food Products)	1,232	26,932
Ford Motor Co. (Automobiles)	26,393	292,434
General Mills, Inc. (Food Products)	3,854	173,661
General Motors Co. (Automobiles)	8,524	309,762
Gentex Corp. (Auto Components)	1,842	42,403
Genuine Parts Co. (Distributors)	1,001	89,930
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,424	44,650
Harley-Davidson, Inc. (Automobiles)	1,137	48,755
Hasbro, Inc. (Leisure Products)	764	64,405
Helen of Troy, Ltd.* (Household Durables)	228	19,836
Herbalife, Ltd.* (Personal Products)	428	41,717
Herman Miller, Inc. (Commercial Services & Supplies)	409	13,068
HNI Corp. (Commercial Services & Supplies)	270	9,744
Hormel Foods Corp. (Food Products)	1,805	61,948
Ingredion, Inc. (Food Products)	467	60,206
Kellogg Co. (Food Products)	1,674	108,827
Kimberly-Clark Corp. (Household Products)	2,391	263,321
Lamb Weston Holding, Inc. (Food Products)	997	58,045
Lancaster Colony Corp. (Food Products)	165	20,318
Lear Corp. (Auto Components)	470	87,462
Leggett & Platt, Inc. (Household Durables)	879	38,992
Lennar Corp. - B Shares (Household Durables)	131	6,247
Lennar Corp. - Class A (Household Durables)	1,830	107,859
Leucadia National Corp. (Diversified Financial Services)	2,125	48,301
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	664	59,176
Mattel, Inc. (Leisure Products)	2,334	30,692
McCormick & Co., Inc. (Food Products)	833	88,623
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,047	64,998
Mohawk Industries, Inc.* (Household Durables)	439	101,945
Molson Coors Brewing Co. - Class B (Beverages)	1,228	92,505
Mondelez International, Inc. - Class A (Food Products)	10,040	418,968
Monster Beverage Corp.* (Beverages)	2,778	158,929
Newell Rubbermaid, Inc. (Household Durables)	3,289	83,804
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	8,773	582,879
Nu Skin Enterprises, Inc. - Class A (Personal Products)	324	23,882
NVR, Inc.* (Household Durables)	29	81,200
PepsiCo, Inc. (Beverages)	9,632	1,051,333
Philip Morris International, Inc. (Tobacco)	10,501	1,043,800
Pinnacle Foods, Inc. (Food Products)	813	43,983
Polaris Industries, Inc. (Leisure Products)	400	45,808
Pool Corp. (Distributors)	294	42,989
Post Holdings, Inc.* (Food Products)	459	34,774
PulteGroup, Inc. (Household Durables)	1,798	53,023
PVH Corp. (Textiles, Apparel & Luxury Goods)	507	76,775
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	373	41,701
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	908	35,312
Spectrum Brands Holdings, Inc. (Household Products)	201	20,844
Stanley Black & Decker, Inc. (Machinery)	1,057	161,932
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	352	15,453
Take-Two Interactive Software, Inc.* (Software)	776	75,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,930	$101,537
Tempur Sealy International, Inc.* (Household Durables)	295	13,361
Tenneco, Inc. (Auto Components)	340	18,656
Tesla Motors, Inc.* (Automobiles)	889	236,590
The Clorox Co. (Household Products)	855	113,809
The Coca-Cola Co. (Beverages)	25,955	1,127,226
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,516	226,975
The Goodyear Tire & Rubber Co. (Auto Components)	1,649	43,830
The Hain Celestial Group, Inc.* (Food Products)	687	22,032
The Hershey Co. (Food Products)	952	94,210
The JM Smucker Co. - Class A (Food Products)	769	95,364
The Kraft Heinz Co. (Food Products)	4,045	251,962
The Procter & Gamble Co. (Household Products)	17,057	1,352,279
Thor Industries, Inc. (Automobiles)	319	36,739
Toll Brothers, Inc. (Household Durables)	970	41,953
TreeHouse Foods, Inc.* (Food Products)	382	14,619
Tupperware Brands Corp. (Household Durables)	336	16,256
Tyson Foods, Inc. - Class A (Food Products)	1,990	145,648
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,232	20,143
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,224	17,564
US Foods Holding Corp.* (Food & Staples Retailing)	976	31,984
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,210	163,805
Visteon Corp.* (Auto Components)	214	23,591
WABCO Holdings, Inc.* (Machinery)	331	44,311
Whirlpool Corp. (Household Durables)	502	76,861
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	668	19,305
TOTAL COMMON STOCKS (Cost $5,299,454)		14,488,313
TOTAL INVESTMENT SECURITIES (Cost $5,299,454) - 100.1%		14,488,313
Net other assets (liabilities) - (0.1)%		(19,998)

NET ASSETS - 100.0%		$14,468,315

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Auto Components	$626,681	4.3%
Automobiles	924,280	6.4%
Beverages	2,960,030	20.5%
Commercial Services & Supplies	22,812	0.2%
Distributors	132,919	0.9%
Diversified Financial Services	48,301	0.3%
Food & Staples Retailing	31,984	0.2%
Food Products	2,145,685	14.8%
Household Durables	742,958	5.1%
Household Products	2,281,011	15.8%
Leisure Products	176,361	1.2%
Machinery	206,243	1.4%
Personal Products	376,775	2.6%
Software	672,010	4.6%
Textiles, Apparel & Luxury Goods	1,294,841	9.0%
Tobacco	1,845,422	12.8%
Other**	(19,998)	(0.1)%
Total	$14,468,315	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Specialty Retail)	505	$23,533
Acxiom Corp.* (IT Services)	635	14,421
Adtalem Global Education, Inc.* (Diversified Consumer Services)	492	23,395
Advance Auto Parts, Inc. (Specialty Retail)	587	69,589
Alaska Air Group, Inc. (Airlines)	975	60,411
Allegiant Travel Co. (Airlines)	116	20,016
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,228	4,672,013
AMC Networks, Inc.* - Class A (Media)	390	20,163
American Airlines Group, Inc. (Airlines)	3,374	175,313
American Eagle Outfitters, Inc. (Specialty Retail)	1,363	27,165
AmerisourceBergen Corp. (Health Care Providers & Services)	1,308	112,763
Aramark (Hotels, Restaurants & Leisure)	1,981	78,368
AutoNation, Inc.* (Specialty Retail)	487	22,782
AutoZone, Inc.* (Specialty Retail)	219	142,063
Avis Budget Group, Inc.* (Road & Rail)	561	26,277
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	531	28,180
Bed Bath & Beyond, Inc. (Specialty Retail)	1,154	24,222
Best Buy Co., Inc. (Specialty Retail)	2,059	144,109
Big Lots, Inc. (Multiline Retail)	324	14,104
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	746	18,113
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	386	803,031
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	424	42,281
Brinker International, Inc. (Hotels, Restaurants & Leisure)	364	13,140
Burlington Stores, Inc.* (Specialty Retail)	534	71,102
Cable One, Inc. (Media)	43	29,546
Cardinal Health, Inc. (Health Care Providers & Services)	2,520	157,953
CarMax, Inc.* (Specialty Retail)	1,445	89,503
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,267	214,250
Casey’s General Stores, Inc. (Food & Staples Retailing)	315	34,578
CBS Corp. (Media)	69	3,566
CBS Corp. - Class B (Media)	2,769	142,299
Charter Communications, Inc.* - Class A (Media)	1,493	464,651
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	195	63,006
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	302	24,205
Cinemark Holdings, Inc. (Media)	850	32,020
Comcast Corp. - Class A (Media)	37,241	1,272,524
Copart, Inc.* (Commercial Services & Supplies)	1,607	81,844
Costco Wholesale Corp. (Food & Staples Retailing)	3,541	667,231
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	190	30,248
CVS Health Corp. (Food & Staples Retailing)	8,147	506,825
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	980	83,545
Delta Air Lines, Inc. (Airlines)	5,234	286,875
Dick’s Sporting Goods, Inc. (Specialty Retail)	667	23,378
Dillard’s, Inc. - Class A (Multiline Retail)	158	12,694
Discovery Communications, Inc.* - Class A (Media)	1,244	26,659
Discovery Communications, Inc.* - Class C (Media)	2,466	48,136
Dish Network Corp.* - Class A (Media)	1,849	70,059
Dollar General Corp. (Multiline Retail)	2,061	192,807
Dollar Tree, Inc.* (Multiline Retail)	1,900	180,310
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	340	79,410
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	663	39,574
Expedia, Inc. (Internet & Direct Marketing Retail)	969	106,987
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,551	30,663
Five Below, Inc.* (Specialty Retail)	446	32,710
Foot Locker, Inc. (Specialty Retail)	959	43,673
GameStop Corp. - Class A (Specialty Retail)	807	10,184
GCI Liberty, Inc.* (Media)	777	41,072
Graham Holdings Co. - Class B (Diversified Consumer Services)	43	25,897
Grand Canyon Education, Inc.* (Diversified Consumer Services)	382	40,079
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,199	13,884
H & R Block, Inc. (Diversified Consumer Services)	1,673	42,511
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	787	33,857
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,610	126,804
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	380	28,979
IHS Markit, Ltd.* (Professional Services)	2,925	141,102
J.C. Penney Co., Inc.* (Multiline Retail)	2,495	7,535
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	241	20,565
JetBlue Airways Corp.* (Airlines)	2,586	52,548
John Wiley & Sons, Inc. - Class A (Media)	346	22,040
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,080	58,536
Kohl’s Corp. (Multiline Retail)	1,359	89,028
L Brands, Inc. (Specialty Retail)	1,978	75,579
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,908	209,085
Liberty Broadband Corp.* - Class A (Media)	211	17,893
Liberty Broadband Corp.* - Class C (Media)	1,220	104,542
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	438	17,205

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Global PLC* - Class A (Media)	1,784	$55,857
Liberty Global PLC* - Class C (Media)	4,792	145,821
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	3,593	90,436
Liberty Latin America, Ltd.* (Media)	932	17,792
Liberty Latin America, Ltd.* (Media)	383	7,449
Liberty Media Group* - Class A (Media)	205	6,004
Liberty Media Group* - Class C (Media)	1,634	50,409
Liberty SiriusXM Group* - Class A (Media)	681	27,989
Liberty SiriusXM Group* - Class C (Media)	1,376	56,210
Lions Gate Entertainment Corp. - Class A (Media)	529	13,664
Lions Gate Entertainment Corp. - Class B (Media)	907	21,841
Lithia Motors, Inc. - Class A (Specialty Retail)	190	19,099
Live Nation Entertainment, Inc.* (Media)	1,089	45,890
LKQ Corp.* (Distributors)	2,473	93,850
Lowe’s Cos., Inc. (Specialty Retail)	6,668	585,117
Macy’s, Inc. (Multiline Retail)	2,461	73,190
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,420	329,054
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	186	24,775
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,397	1,000,362
Meredith Corp. (Media)	334	17,969
MGM Resorts International (Hotels, Restaurants & Leisure)	4,096	143,442
Murphy USA, Inc.* (Specialty Retail)	259	18,855
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,493	1,031,658
News Corp. - Class A (Media)	3,087	48,775
News Corp. - Class B (Media)	964	15,520
Nexstar Broadcasting Group, Inc. - Class A (Media)	357	23,741
Nordstrom, Inc. (Multiline Retail)	951	46,038
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,647	87,242
Office Depot, Inc. (Specialty Retail)	4,144	8,910
Omnicom Group, Inc. (Media)	1,837	133,495
O’Reilly Automotive, Inc.* (Specialty Retail)	676	167,229
Rite Aid Corp.* (Food & Staples Retailing)	8,573	14,403
Rollins, Inc. (Commercial Services & Supplies)	758	38,681
Ross Stores, Inc. (Specialty Retail)	3,079	240,100
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,386	163,188
Sally Beauty Holdings, Inc.* (Specialty Retail)	995	16,368
Service Corp. International (Diversified Consumer Services)	1,483	55,968
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,086	55,223
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	268	21,775
Signet Jewelers, Ltd. (Specialty Retail)	494	19,029
Sinclair Broadcast Group, Inc. - Class A (Media)	606	18,968
Sirius XM Holdings, Inc. (Media)	11,538	71,997
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	630	39,224
Sotheby’s* - Class A (Diversified Consumer Services)	312	16,009
Southwest Airlines Co. (Airlines)	4,352	249,283
Spirit Airlines, Inc.* (Airlines)	534	20,175
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	982	23,048
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,306	654,504
Sysco Corp. (Food & Staples Retailing)	3,855	231,146
Target Corp. (Multiline Retail)	4,377	303,894
TEGNA, Inc. (Media)	1,734	19,750
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	542	31,317
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	330	15,913
The Dun & Bradstreet Corp. (Professional Services)	309	36,153
The Gap, Inc. (Specialty Retail)	1,754	54,725
The Home Depot, Inc. (Specialty Retail)	9,401	1,675,635
The Interpublic Group of Cos., Inc. (Media)	3,100	71,393
The Kroger Co. (Food & Staples Retailing)	7,078	169,447
The Madison Square Garden Co.* - Class A (Media)	121	29,742
The New York Times Co. - Class A (Media)	1,021	24,606
The TJX Cos., Inc. (Specialty Retail)	5,068	413,346
The Walt Disney Co. (Media)	12,085	1,213,817
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,433	25,149
Tiffany & Co. (Specialty Retail)	813	79,398
Time Warner, Inc. (Media)	6,269	592,922
Tractor Supply Co. (Specialty Retail)	995	62,705
Tribune Media Co. - Class A (Media)	573	23,212
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	874	35,738
Twenty-First Century Fox, Inc. - Class A (Media)	8,479	311,095
Twenty-First Century Fox, Inc. - Class B (Media)	3,541	128,786
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	471	96,211
United Continental Holdings, Inc.* (Airlines)	1,945	135,119
United Natural Foods, Inc.* (Food & Staples Retailing)	401	17,219
Urban Outfitters, Inc.* (Specialty Retail)	643	23,765
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	309	68,505
Viacom, Inc. - Class A (Media)	78	3,089
Viacom, Inc. - Class B (Media)	2,841	88,241
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,839	447,749
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,669	1,038,190
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	322	21,745
Williams-Sonoma, Inc. (Specialty Retail)	619	32,658
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	792	90,629
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	646	117,805
Yelp, Inc.* (Internet Software & Services)	608	25,384
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,685	228,574

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TOTAL COMMON STOCKS (Cost $9,745,009)		27,007,606

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $105,019	$105,000	$105,000
TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		105,000

TOTAL INVESTMENT SECURITIES (Cost $9,850,009) - 100.3%		27,112,606
Net other assets (liabilities) - (0.3)%		(77,652)

NET ASSETS - 100.0%		$27,034,954

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Airlines	$999,740	3.6%
Commercial Services & Supplies	179,061	0.7%
Distributors	93,850	0.3%
Diversified Consumer Services	301,363	1.1%
Food & Staples Retailing	3,149,836	11.7%
Health Care Providers & Services	270,716	1.0%
Hotels, Restaurants & Leisure	4,113,495	15.2%
Internet & Direct Marketing Retail	6,814,472	25.3%
Internet Software & Services	25,384	NM
IT Services	14,421	0.1%
Media	5,581,214	20.6%
Multiline Retail	919,600	3.4%
Professional Services	177,255	0.7%
Road & Rail	26,277	0.1%
Specialty Retail	4,312,742	16.0%
Trading Companies & Distributors	28,180	0.1%
Other**	27,348	0.1%
Total	$27,034,954	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.5%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $279,051	$279,000	$279,000
TOTAL REPURCHASE AGREEMENTS (Cost $279,000)		279,000

TOTAL INVESTMENT SECURITIES (Cost $279,000) - 99.5%		279,000
Net other assets (liabilities) - 0.5%		1,517

NET ASSETS - 100.0%		$280,517

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $85,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/18	2.24%	$136,564	$1,374
Dow Jones Industrial Average	UBS AG	4/27/18	2.24%	143,656	1,383
				$280,220	$2,757

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (84.3%)
58.com, Inc.*ADR (Internet Software & Services)	1,876	$149,817
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	30,016	217,916
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	24,388	4,476,174
Ambev S.A.ADR (Beverages)	93,264	678,029
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	24,656	470,683
Baidu, Inc.*ADR (Internet Software & Services)	5,896	1,315,928
Banco Bradesco S.A.ADR (Banks)	64,856	770,489
Beigene, Ltd.*ADR (Biotechnology)	1,072	180,096
BRF S.A.*ADR (Food Products)	13,400	92,728
Cemex S.A.B. de C.V.*ADR (Construction Materials)	30,820	204,028
China Life Insurance Co., Ltd.ADR (Insurance)	31,624	442,420
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	23,584	1,078,968
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	5,360	474,253
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,948	131,127
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	12,864	165,045
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	8,040	312,434
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,484	515,179
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	8,576	399,813
Enersis S.A.ADR (Electric Utilities)	12,060	140,137
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,556	416,555
Grupo Televisa S.A.ADR (Media)	9,380	149,705
HDFC Bank, Ltd.ADR (Banks)	8,844	873,522
ICICI Bank, Ltd.ADR (Banks)	33,232	294,103
Infosys Technologies, Ltd.ADR (IT Services)	40,200	717,570
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	16,348	661,930
KB Financial Group, Inc.ADR (Banks)	8,308	481,365
Korea Electric Power Corp.ADR (Electric Utilities)	10,988	169,105
Latam Airlines Group S.A.ADR (Airlines)	8,040	123,736
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	9,380	113,498
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	10,720	122,101
Netease.com, Inc.ADR (Internet Software & Services)	1,608	450,867
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,556	317,735
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	31,298	442,554
POSCOADR (Metals & Mining)	6,700	528,295
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	10,452	276,142
Sasol, Ltd.ADR (Chemicals)	12,596	428,642
Shinhan Financial Group Co., Ltd.ADR (Banks)	10,184	431,802
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	7,504	181,372
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	79,328	3,471,394
TAL Education GroupADR (Diversified Consumer Services)	6,164	228,623
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	8,844	135,844
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	9,112	197,001
Vale S.A.ADR (Metals & Mining)	73,968	940,873
Vendanta, Ltd.ADR (Metals & Mining)	8,844	155,389
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	8,040	133,625
Weibo Corp.*ADR (Internet Software & Services)	1,072	128,147
Wipro, Ltd.ADR (IT Services)	23,048	118,928
Woori BankADR (Banks)	3,752	155,220
TOTAL COMMON STOCKS (Cost $16,538,693)		25,060,907

	Shares	Value
Preferred Stock (5.6%)
Itau Unibanco Holding S.A.ADR (Banks)	68,608	$1,070,285
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	44,814	582,134
TOTAL PREFERRED STOCK (Cost $877,289)		1,652,419

	Principal Amount	Value
Repurchase Agreements(a)(b) (10.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $3,143,572	$3,143,000	$3,143,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,143,000)		3,143,000

TOTAL INVESTMENT SECURITIES (Cost $20,558,982) - 100.5%		29,856,326
Net other assets (liabilities) - (0.5)%		(157,609)

NET ASSETS - 100.0%		$29,698,717

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $422,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/18	2.19%	$1,299,737	$15,413
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/18	2.24%	1,901,062	28,751
				$3,200,799	$44,164

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Airlines	$123,736	0.4%
Banks	4,076,786	13.6%
Beverages	1,094,584	3.7%
Biotechnology	180,096	0.6%
Chemicals	428,642	1.4%
Construction Materials	204,028	0.7%
Diversified Consumer Services	228,623	0.8%
Diversified Telecommunication Services	1,020,592	3.5%
Electric Utilities	309,242	1.1%
Electronic Equipment, Instruments & Components	113,498	0.4%
Food Products	92,728	0.3%
Insurance	442,420	1.5%
Internet & Direct Marketing Retail	1,195,368	4.0%
Internet Software & Services	6,520,933	21.9%
IT Services	836,498	2.8%
Media	149,705	0.5%
Metals & Mining	1,624,557	5.5%
Oil, Gas & Consumable Fuels	2,528,856	8.6%
Semiconductors & Semiconductor Equipment	3,689,310	12.4%
Wireless Telecommunication Services	1,853,124	6.2%
Other**	2,985,391	10.1%
Total	$29,698,717	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2018:

	Value	% of Net Assets
Brazil	$4,909,937	16.5%
Chile	263,873	0.9%
China	10,170,779	34.3%
Hong Kong	1,078,968	3.6%
India	2,159,512	7.3%
Indonesia	276,142	0.9%
Mexico	1,240,971	4.2%
Russia	122,101	0.4%
South Africa	428,642	1.4%
South Korea	2,060,657	6.9%
Taiwan	4,001,744	13.5%
Other**	2,985,391	10.1%
Total	$29,698,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
ArcelorMittalNYS - Class A (Metals & Mining)	19,152	$609,225
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,788	950,705
AstraZeneca PLCADR (Pharmaceuticals)	26,600	930,202
Banco Bilbao VizcayaADR (Banks)	85,918	678,752
Banco Santander S.A.ADR (Banks)	150,822	987,884
Barclays PLCADR (Banks)	64,372	760,877
BP PLCADR (Oil, Gas & Consumable Fuels)	27,930	1,132,282
British American Tobacco PLCADR (Tobacco)	16,758	966,769
CRH PLCADR (Construction Materials)	16,758	570,107
Criteo S.A.*ADR (Internet Software & Services)	14,364	371,166
EricssonADR (Communications Equipment)	85,918	549,875
GlaxoSmithKline PLCADR (Pharmaceuticals)	25,004	976,906
HSBC Holdings PLCADR (Banks)	29,526	1,407,504
ING Groep N.V.ADR (Banks)	44,422	752,064
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	15,960	611,428
Lloyds Banking Group PLCADR (Banks)	215,726	802,501
National Grid PLCADR (Multi-Utilities)	10,640	600,415
Nokia Corp.ADR (Communications Equipment)	120,764	660,579
Rio Tinto PLCADR (Metals & Mining)	18,354	945,782
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	28,462	1,816,161
Ryanair Holdings PLC*ADR (Airlines)	4,788	588,206
S.A.P. SEADR (Software)	10,108	1,062,957
SanofiADR (Pharmaceuticals)	23,142	927,531
Statoil ASAADR (Oil, Gas & Consumable Fuels)	38,570	912,181
Telefonica S.A.ADR (Diversified Telecommunication Services)	69,692	687,860
Tenaris S.A.ADR (Energy Equipment & Services)	17,556	608,667
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	20,216	1,166,261
Trivago N.V.*ADR (Internet Software & Services)	66,500	462,175
Unilever N.V.NYS (Personal Products)	19,684	1,109,981
Vodafone Group PLCADR (Wireless Telecommunication Services)	27,930	777,013

TOTAL COMMON STOCKS (Cost $16,871,251)		25,384,016

TOTAL INVESTMENT SECURITIES (Cost $16,871,251) - 100.0%		25,384,016
Net other assets (liabilities) - NM		(11,103)

NET ASSETS - 100.0%		$25,372,913

*                           Non-income producing security.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Airlines	$588,206	2.4%
Banks	5,389,582	21.2%
Communications Equipment	1,210,454	4.8%
Construction Materials	570,107	2.2%
Diversified Telecommunication Services	687,860	2.7%
Energy Equipment & Services	608,667	2.4%
Industrial Conglomerates	611,428	2.4%
Internet Software & Services	833,341	3.3%
Metals & Mining	1,555,007	6.1%
Multi-Utilities	600,415	2.4%
Oil, Gas & Consumable Fuels	5,026,885	19.8%
Personal Products	1,109,981	4.4%
Pharmaceuticals	2,834,639	11.1%
Semiconductors & Semiconductor Equipment	950,705	3.7%
Software	1,062,957	4.2%
Tobacco	966,769	3.8%
Wireless Telecommunication Services	777,013	3.1%
Other**	(11,103)	NM
Total	$25,372,913	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2018:

	Value	% of Net Assets
Finland	$660,579	2.6%
France	2,464,958	9.7%
Germany	1,525,132	6.0%
Ireland	1,158,313	4.6%
Luxembourg	1,217,892	4.8%
Netherlands	4,130,358	16.2%
Norway	912,181	3.6%
Spain	2,354,496	9.3%
Sweden	549,875	2.2%
United Kingdom	10,410,232	41.0%
Other**	(11,103)	NM
Total	$25,372,913	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.9%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $1,375,250	$1,375,000	$1,375,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,375,000)		1,375,000

TOTAL INVESTMENT SECURITIES (Cost $1,375,000) - 100.9%		1,375,000
Net other assets (liabilities) - (0.9)%		(12,041)

NET ASSETS - 100.0%		$1,362,959

(a)                   A portion of these securities were held in a segregated account for the benefit of forward currency contracts in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $74,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At March 31, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound	53,608	U.S. dollar	$74,900	4/6/18	$75,219	$319
Canadian dollar	71,200	U.S. dollar	55,192	4/6/18	55,278	86
Euro	280,718	U.S. dollar	348,144	4/6/18	345,513	(2,631)
Japanese yen	8,979,802	U.S. dollar	84,898	4/6/18	84,437	(461)
Swedish krona	214,275	U.S. dollar	26,138	4/6/18	25,682	(456)
Swiss franc	20,477	U.S. dollar	21,706	4/6/18	21,437	(269)
Total Long Contracts			$610,978		$607,566	$(3,412)

At March 31, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$30,351	British pound	21,518	4/6/18	$30,193	$158
U.S. dollar	20,166	Canadian dollar	26,039	4/6/18	20,216	(50)
U.S. dollar	144,848	Euro	116,928	4/6/18	143,917	931
U.S. dollar	35,518	Japanese yen	3,748,919	4/6/18	35,251	267
U.S. dollar	10,283	Swedish krona	84,447	4/6/18	10,121	162
U.S. dollar	8,894	Swiss franc	8,424	4/6/18	8,819	75
Total Short Contracts	$250,060				$248,517	$1,543

Long:
British pound	84,314	U.S. dollar	$117,154	4/6/18	$118,304	$1,150
Canadian dollar	117,150	U.S. dollar	90,648	4/6/18	90,952	304
Euro	479,424	U.S. dollar	596,267	4/6/18	590,084	(6,183)
Japanese yen	14,609,707	U.S. dollar	138,308	4/6/18	137,375	(933)
Swedish krona	349,077	U.S. dollar	42,510	4/6/18	41,839	(671)
Swiss franc	35,142	U.S. dollar	37,388	4/6/18	36,789	(599)
Total Long Contracts			$1,022,275		$1,015,343	$(6,932)

			Total unrealized appreciation			$3,452
			Total unrealized (depreciation)			$(12,253)
			Total net unrealized appreciation/(depreciation)			$(8,801)

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	720	$17,712
Affiliated Managers Group, Inc. (Capital Markets)	483	91,567
Aflac, Inc. (Insurance)	6,916	302,644
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,473	65,709
Alexander & Baldwin, Inc. (Real Estate Management & Development)	610	14,109
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	890	111,152
Alleghany Corp. (Insurance)	150	92,166
Ally Financial, Inc. (Consumer Finance)	3,849	104,500
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,185	45,765
American Express Co. (Consumer Finance)	6,343	591,674
American Financial Group, Inc. (Insurance)	623	69,913
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,211	44,397
American International Group, Inc. (Insurance)	7,936	431,878
American Tower Corp. (Equity Real Estate Investment Trusts)	3,908	567,989
Ameriprise Financial, Inc. (Capital Markets)	1,281	189,511
AmTrust Financial Services, Inc. (Insurance)	820	10,094
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	10,233	106,731
Aon PLC (Insurance)	2,157	302,692
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,388	56,561
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,849	32,487
Arch Capital Group, Ltd.* (Insurance)	1,187	101,595
Arthur J. Gallagher & Co. (Insurance)	1,622	111,480
Aspen Insurance Holdings, Ltd. (Insurance)	531	23,815
Associated Banc-Corp. (Banks)	1,516	37,673
Assurant, Inc. (Insurance)	510	46,619
Assured Guaranty, Ltd. (Insurance)	1,047	37,901
Athene Holding, Ltd.* (Insurance)	1,128	53,930
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,201	197,516
Axis Capital Holdings, Ltd. (Insurance)	714	41,105
BancorpSouth Bank (Banks)	723	22,991
Bank of America Corp. (Banks)	84,552	2,535,715
Bank of Hawaii Corp. (Banks)	411	34,154
Bank of the Ozarks, Inc. (Banks)	1,086	52,421
BankUnited, Inc. (Banks)	944	37,741
BB&T Corp. (Banks)	6,849	356,422
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	17,010	3,393,154
BGC Partners, Inc. - Class A (Capital Markets)	2,248	30,236
BlackRock, Inc. - Class A (Capital Markets)	1,109	600,767
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	948	29,786
BOK Financial Corp. (Banks)	241	23,857
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,359	167,456
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,561	24,789
Brighthouse Financial, Inc.* (Insurance)	837	43,022
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,679	40,855
Brown & Brown, Inc. (Insurance)	2,034	51,745
Camden Property Trust (Equity Real Estate Investment Trusts)	806	67,849
Capital One Financial Corp. (Consumer Finance)	4,302	412,218
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,202	14,845
Cathay General Bancorp, Inc. (Banks)	694	27,746
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,537	6,409
CBOE Holdings, Inc. (Capital Markets)	1,001	114,214
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,654	125,322
Chemical Financial Corp. (Banks)	646	35,323
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,637	28,500
Chubb, Ltd. (Insurance)	4,087	558,980
Cincinnati Financial Corp. (Insurance)	1,309	97,206
CIT Group, Inc. (Banks)	1,181	60,822
Citigroup, Inc. (Banks)	22,717	1,533,398
Citizens Financial Group, Inc. (Banks)	4,312	181,018
CME Group, Inc. (Capital Markets)	3,026	489,425
CNO Financial Group, Inc. (Insurance)	1,481	32,093
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	4,831	27,150
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,071	21,913
Comerica, Inc. (Banks)	1,538	147,540
Commerce Bancshares, Inc. (Banks)	819	49,066
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,055	20,594
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	333	33,387
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	890	22,989
CoStar Group, Inc.* (Internet Software & Services)	351	127,301
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,705	32,159
Credit Acceptance Corp.* (Consumer Finance)	124	40,971
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,653	400,405
CubeSmart (Equity Real Estate Investment Trusts)	1,630	45,966
Cullen/Frost Bankers, Inc. (Banks)	516	54,732
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	840	43,016
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	817	46,030
DDR Corp. (Equity Real Estate Investment Trusts)	2,693	19,740

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,761	$18,385
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,808	190,527
Discover Financial Services (Consumer Finance)	3,118	224,278
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,408	51,758
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,140	83,147
E*TRADE Financial Corp.* (Capital Markets)	2,353	130,380
East West Bancorp, Inc. (Banks)	1,264	79,051
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	338	27,939
Eaton Vance Corp. (Capital Markets)	1,073	59,734
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	689	22,565
EPR Properties (Equity Real Estate Investment Trusts)	581	32,187
Equinix, Inc. (Equity Real Estate Investment Trusts)	723	302,315
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,115	34,197
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	767	67,320
Equity Residential (Equity Real Estate Investment Trusts)	3,249	200,203
Erie Indemnity Co. - Class A (Insurance)	180	21,175
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	707	30,090
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	595	143,205
Evercore Partners, Inc. - Class A (Capital Markets)	401	34,967
Everest Re Group, Ltd. (Insurance)	397	101,958
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,131	98,804
F.N.B. Corp. (Banks)	2,861	38,480
FactSet Research Systems, Inc. (Capital Markets)	379	75,580
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	664	77,097
Federated Investors, Inc. - Class B (Capital Markets)	828	27,655
Fifth Third Bancorp (Banks)	6,131	194,659
Financial Engines, Inc. (Capital Markets)	566	19,810
First American Financial Corp. (Insurance)	982	57,624
First Citizens BancShares, Inc. - Class A (Banks)	84	34,712
First Financial Bankshares, Inc. (Banks)	610	28,243
First Horizon National Corp. (Banks)	2,894	54,501
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,074	31,393
First Republic Bank (Banks)	1,392	128,913
FNF Group (Insurance)	2,416	96,688
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,357	47,753
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	548	12,653
Franklin Resources, Inc. (Capital Markets)	2,881	99,913
Fulton Financial Corp. (Banks)	1,562	27,726
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,753	58,673
Genworth Financial, Inc.* - Class A (Insurance)	4,428	12,531
GGP, Inc. (Equity Real Estate Investment Trusts)	5,574	114,044
Glacier Bancorp, Inc. (Banks)	724	27,787
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,420	30,857
Hancock Holding Co. (Banks)	734	37,948
Hartford Financial Services Group, Inc. (Insurance)	3,140	161,773
HCP, Inc. (Equity Real Estate Investment Trusts)	4,139	96,149
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,120	31,035
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,803	47,689
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	910	39,876
Home BancShares, Inc. (Banks)	1,395	31,820
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,456	36,895
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,475	120,694
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,368	44,501
Huntington Bancshares, Inc. (Banks)	9,724	146,832
IBERIABANK Corp. (Banks)	476	37,128
Intercontinental Exchange, Inc. (Capital Markets)	5,141	372,825
International Bancshares Corp. (Banks)	480	18,672
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	990	16,216
Invesco, Ltd. (Capital Markets)	3,580	114,596
Investors Bancorp, Inc. (Banks)	2,234	30,472
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,500	82,150
Janus Henderson Group PLC (Capital Markets)	1,612	53,341
JBG Smith Properties (Equity Real Estate Investment Trusts)	813	27,406
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	441	77,016
JPMorgan Chase & Co. (Banks)	30,341	3,336,601
Kemper Corp. (Insurance)	475	27,075
KeyCorp (Banks)	9,367	183,125
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	865	61,380
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,758	54,115
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	718	10,935
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	721	45,899
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,006	29,184
Lazard, Ltd. - Class A (Capital Markets)	1,167	61,338
Legg Mason, Inc. (Capital Markets)	727	29,553
LendingClub Corp.* (Consumer Finance)	3,323	11,631
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,916	15,079
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,292	51,331

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Life Storage, Inc. (Equity Real Estate Investment Trusts)	452	$37,751
Lincoln National Corp. (Insurance)	1,933	141,225
Loews Corp. (Insurance)	2,385	118,606
LPL Financial Holdings, Inc. (Capital Markets)	781	47,696
M&T Bank Corp. (Banks)	1,318	242,986
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	782	13,067
Markel Corp.* (Insurance)	136	159,154
MarketAxess Holdings, Inc. (Capital Markets)	365	79,366
Marsh & McLennan Cos., Inc. (Insurance)	4,463	368,599
MasterCard, Inc. - Class A (IT Services)	8,171	1,431,232
MB Financial, Inc. (Banks)	722	29,227
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,215	41,795
Mercury General Corp. (Insurance)	355	16,284
MetLife, Inc. (Insurance)	9,180	421,270
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,542	26,671
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,272	42,536
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,010	92,152
Moody’s Corp. (Capital Markets)	1,475	237,918
Morgan Stanley (Capital Markets)	12,185	657,502
MSCI, Inc. - Class A (Capital Markets)	780	116,587
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	404	27,185
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,354	53,158
Navient Corp. (Consumer Finance)	2,321	30,452
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,984	49,087
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,340	56,550
Northern Trust Corp. (Capital Markets)	1,879	193,781
Old Republic International Corp. (Insurance)	2,221	47,640
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,742	47,104
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,206	22,600
PacWest Bancorp (Banks)	1,128	55,870
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,795	25,561
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,770	47,825
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	623	21,400
People’s United Financial, Inc. (Banks)	3,044	56,801
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,600	24,912
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,171	20,598
Pinnacle Financial Partners, Inc. (Banks)	672	43,142
PNC Financial Services Group, Inc. (Banks)	4,159	629,007
Popular, Inc. (Banks)	898	37,375
Potlatch Corp. (Equity Real Estate Investment Trusts)	537	27,951
PRA Group, Inc.* (Consumer Finance)	439	16,682
Primerica, Inc. (Insurance)	430	41,538
Principal Financial Group, Inc. (Insurance)	2,383	145,149
ProAssurance Corp. (Insurance)	472	22,916
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,710	296,683
Prosperity Bancshares, Inc. (Banks)	632	45,902
Prudential Financial, Inc. (Insurance)	3,725	385,724
Public Storage (Equity Real Estate Investment Trusts)	1,315	263,513
Quality Care Properties* (Equity Real Estate Investment Trusts)	818	15,894
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,909	36,347
Raymond James Financial, Inc. (Capital Markets)	1,165	104,163
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,160	40,809
Realogy Holdings Corp. (Real Estate Management & Development)	1,167	31,836
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,527	130,722
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,303	76,851
Regions Financial Corp. (Banks)	9,921	184,332
Reinsurance Group of America, Inc. (Insurance)	580	89,320
RenaissanceRe Holdings, Ltd. (Insurance)	389	53,880
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,019	23,542
RLI Corp. (Insurance)	378	23,961
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,557	30,268
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	497	38,493
S&P Global, Inc. (Capital Markets)	2,232	426,446
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,591	28,081
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,038	177,415
SEI Investments Co. (Capital Markets)	1,174	87,944
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,121	33,215
Signature Bank* (Banks)	475	67,426
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,831	436,965
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	784	75,915
SLM Corp.* (Consumer Finance)	3,837	43,013
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,007	31,094
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,301	48,206
State Street Corp. (Capital Markets)	3,244	323,524
Sterling Bancorp (Banks)	1,995	44,987
Stifel Financial Corp. (Capital Markets)	651	38,559
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,465	36,361
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	724	66,152
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,002	30,470

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SunTrust Banks, Inc. (Banks)	4,127	$280,801
SVB Financial Group* (Banks)	514	123,365
Synchrony Financial (Consumer Finance)	6,333	212,345
Synovus Financial Corp. (Banks)	1,059	52,886
T. Rowe Price Group, Inc. (Capital Markets)	2,142	231,272
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	825	18,150
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	545	31,016
TCF Financial Corp. (Banks)	1,520	34,671
TD Ameritrade Holding Corp. (Capital Markets)	2,411	142,804
Texas Capital Bancshares, Inc.* (Banks)	482	43,332
The Allstate Corp. (Insurance)	3,115	295,302
The Bank of New York Mellon Corp. (Capital Markets)	8,919	459,596
The Charles Schwab Corp. (Capital Markets)	10,611	554,106
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,111	22,742
The Goldman Sachs Group, Inc. (Capital Markets)	3,104	781,772
The Hanover Insurance Group, Inc. (Insurance)	413	48,689
The Howard Hughes Corp.* (Real Estate Management & Development)	375	52,174
The Macerich Co. (Equity Real Estate Investment Trusts)	960	53,779
The NASDAQ OMX Group, Inc. (Capital Markets)	1,039	89,583
The Progressive Corp. (Insurance)	5,141	313,241
The Travelers Cos., Inc. (Insurance)	2,402	333,542
Torchmark Corp. (Insurance)	937	78,867
Trustmark Corp. (Banks)	612	19,070
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,554	23,885
U.S. Bancorp (Banks)	13,886	701,243
UDR, Inc. (Equity Real Estate Investment Trusts)	2,371	84,455
UMB Financial Corp. (Banks)	428	30,983
Umpqua Holdings Corp. (Banks)	1,954	41,835
United Bankshares, Inc. (Banks)	927	32,677
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,462	23,758
Unum Group (Insurance)	1,962	93,411
Urban Edge Properties (Equity Real Estate Investment Trusts)	935	19,962
Validus Holdings, Ltd. (Insurance)	701	47,282
Valley National Bancorp (Banks)	2,337	29,119
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,132	155,128
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,620	59,995
Visa, Inc. - Class A (IT Services)	15,918	1,904,111
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,539	103,575
Voya Financial, Inc. (Diversified Financial Services)	1,605	81,053
W.R. Berkley Corp. (Insurance)	839	60,995
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	714	14,430
Washington Federal, Inc. (Thrifts & Mortgage Finance)	745	25,777
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,664	11,099
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	715	19,520
Webster Financial Corp. (Banks)	801	44,375
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,067	29,961
Wells Fargo & Co. (Banks)	38,804	2,033,719
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,270	177,986
Western Alliance Bancorp* (Banks)	849	49,335
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,681	233,835
White Mountains Insurance Group, Ltd. (Insurance)	35	28,788
Willis Towers Watson PLC (Insurance)	1,190	181,106
Wintrust Financial Corp. (Banks)	499	42,939
WP Carey, Inc. (Equity Real Estate Investment Trusts)	945	58,581
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	943	18,596
XL Group, Ltd. (Insurance)	2,261	124,943
Zions Bancorp (Banks)	1,722	90,801
TOTAL COMMON STOCKS (Cost $20,434,288)		45,944,364

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $20,004	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000

TOTAL INVESTMENT SECURITIES (Cost $20,454,288) - 99.8%		45,964,364
Net other assets (liabilities) - 0.2%		82,732

NET ASSETS - 100.0%		$46,047,096

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Banks	$14,715,495	32.0%
Capital Markets	7,182,461	15.6%
Consumer Finance	1,687,764	3.7%
Diversified Financial Services	3,474,207	7.5%
Equity Real Estate Investment Trusts	7,991,266	17.3%
Insurance	6,529,134	14.2%
Internet Software & Services	127,301	0.3%
IT Services	3,335,343	7.2%
Mortgage Real Estate Investment Trusts	394,791	0.9%
Real Estate Management & Development	300,457	0.7%
Thrifts & Mortgage Finance	206,145	0.4%
Other**	102,732	0.2%
Total	$46,047,096	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Government Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (6.2%)
U.S. Treasury Bill, 2.00%+, 2/28/19	$10,000,000	$9,817,729
TOTAL U.S. TREASURY OBLIGATION (Cost $9,817,729)		9,817,729

Repurchase Agreements(a) (92.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $147,490,844	147,464,000	147,464,000
TOTAL REPURCHASE AGREEMENTS (Cost $147,464,000)		147,464,000

TOTAL INVESTMENT SECURITIES (Cost $157,281,729) – 98.6%		157,281,729
Net other assets (liabilities) – 1.4%		2,208,619

NET ASSETS - 100.0%		$159,490,348

+                             Reflects the effective yield or interest rate in effect at March 31, 2018.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Abbott Laboratories (Health Care Equipment & Supplies)	25,366	$1,519,931
AbbVie, Inc. (Biotechnology)	23,234	2,199,097
ABIOMED, Inc.* (Health Care Equipment & Supplies)	618	179,832
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,200	47,016
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,435	32,244
Aetna, Inc. (Health Care Providers & Services)	4,775	806,975
Agilent Technologies, Inc. (Life Sciences Tools & Services)	4,708	314,965
Agios Pharmaceuticals, Inc.* (Biotechnology)	688	56,265
Akorn, Inc.* (Pharmaceuticals)	1,369	25,614
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,227	359,681
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,048	263,184
Alkermes PLC* (Biotechnology)	2,283	132,323
Allergan PLC (Pharmaceuticals)	4,806	808,802
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,197	142,563
Amgen, Inc. (Biotechnology)	9,735	1,659,623
Anthem, Inc. (Health Care Providers & Services)	3,719	817,064
Baxter International, Inc. (Health Care Equipment & Supplies)	7,232	470,369
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,885	841,880
Biogen, Inc.* (Biotechnology)	3,090	846,104
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,568	208,188
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	296	74,024
Bio-Techne Corp. (Life Sciences Tools & Services)	546	82,468
Bluebird Bio, Inc.* (Biotechnology)	721	123,111
Boston Scientific Corp.* (Health Care Equipment & Supplies)	20,025	547,083
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,796	1,505,097
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,718	18,238
Bruker Corp. (Life Sciences Tools & Services)	1,482	44,341
Catalent, Inc.* (Pharmaceuticals)	1,946	79,903
Celgene Corp.* (Biotechnology)	10,966	978,277
Centene Corp.* (Health Care Providers & Services)	2,534	270,809
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	681	72,690
Chemed Corp. (Health Care Providers & Services)	255	69,579
Cigna Corp. (Health Care Providers & Services)	3,539	593,632
Clovis Oncology, Inc.* (Biotechnology)	706	37,277
Danaher Corp. (Health Care Equipment & Supplies)	8,941	875,413
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,117	139,595
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,353	168,689
DexCom, Inc.* (Health Care Equipment & Supplies)	1,259	93,367
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,066	427,768
Eli Lilly & Co. (Pharmaceuticals)	14,039	1,086,197
Encompass Health Corp. (Health Care Providers & Services)	1,436	82,096
Endo International PLC* (Pharmaceuticals)	2,924	17,369
Envision Healthcare Corp.* (Health Care Providers & Services)	1,773	68,136
Exact Sciences Corp.* (Biotechnology)	1,754	70,739
Exelixis, Inc.* (Biotechnology)	4,096	90,726
Express Scripts Holding Co.* (Health Care Providers & Services)	8,228	568,390
Gilead Sciences, Inc. (Biotechnology)	19,090	1,439,195
Haemonetics Corp.* (Health Care Equipment & Supplies)	776	56,772
Halyard Health, Inc.* (Health Care Equipment & Supplies)	673	31,012
HCA Holdings, Inc. (Health Care Providers & Services)	4,078	395,566
Henry Schein, Inc.* (Health Care Providers & Services)	2,244	150,819
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	954	82,998
Hologic, Inc.* (Health Care Equipment & Supplies)	4,025	150,374
Horizon Pharma PLC* (Pharmaceuticals)	2,383	33,839
Humana, Inc. (Health Care Providers & Services)	2,014	541,424
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,262	241,534
Illumina, Inc.* (Life Sciences Tools & Services)	2,139	505,702
Impax Laboratories, Inc.* (Pharmaceuticals)	1,076	20,928
Incyte Corp.* (Biotechnology)	2,569	214,075
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	935	51,743
Intercept Pharmaceuticals, Inc.* (Biotechnology)	281	17,287
Intrexon Corp.* (Biotechnology)	957	14,671
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,637	675,803
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,811	79,829
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,120	207,993
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	878	132,569
Johnson & Johnson (Pharmaceuticals)	39,083	5,008,487
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,495	241,816

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LifePoint Health, Inc.* (Health Care Providers & Services)	570	$26,790
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	310	51,200
Magellan Health, Inc.* (Health Care Providers & Services)	361	38,663
Mallinckrodt PLC* (Pharmaceuticals)	1,250	18,100
Masimo Corp.* (Health Care Equipment & Supplies)	682	59,982
McKesson Corp. (Health Care Providers & Services)	3,007	423,596
MEDNAX, Inc.* (Health Care Providers & Services)	1,367	76,046
Medtronic PLC (Health Care Equipment & Supplies)	19,737	1,583,303
Merck & Co., Inc. (Pharmaceuticals)	39,293	2,140,290
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	379	217,936
Molina Healthcare, Inc.* (Health Care Providers & Services)	680	55,202
Mylan N.V.* (Pharmaceuticals)	7,491	308,404
Myriad Genetics, Inc.* (Biotechnology)	1,012	29,905
Nektar Therapeutics* (Pharmaceuticals)	2,336	248,223
Neurocrine Biosciences, Inc.* (Biotechnology)	1,284	106,482
NuVasive, Inc.* (Health Care Equipment & Supplies)	741	38,688
OPKO Health, Inc.* (Biotechnology)	5,308	16,826
Owens & Minor, Inc. (Health Care Providers & Services)	903	14,042
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	595	18,534
Patterson Cos., Inc. (Health Care Providers & Services)	1,196	26,587
Perrigo Co. PLC (Pharmaceuticals)	1,909	159,096
Pfizer, Inc. (Pharmaceuticals)	86,752	3,078,828
Portola Pharmaceuticals, Inc.* (Biotechnology)	962	31,419
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	722	59,897
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	769	25,931
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,982	198,795
Radius Health, Inc.* (Biotechnology)	595	21,384
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,128	388,438
ResMed, Inc. (Health Care Equipment & Supplies)	2,075	204,325
Seattle Genetics, Inc.* (Biotechnology)	1,535	80,342
STERIS PLC (Health Care Equipment & Supplies)	1,226	114,459
Stryker Corp. (Health Care Equipment & Supplies)	4,700	756,324
Syneos Health, Inc.* (Life Sciences Tools & Services)	821	29,146
Teleflex, Inc. (Health Care Equipment & Supplies)	665	169,562
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,186	28,761
TESARO, Inc.* (Biotechnology)	555	31,713
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	706	161,540
The Medicines Co.* (Pharmaceuticals)	950	31,293
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,865	1,210,889
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	683	34,826
United Therapeutics Corp.* (Biotechnology)	637	71,573
UnitedHealth Group, Inc. (Health Care Providers & Services)	14,095	3,016,330
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,260	149,197
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,328	162,879
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,690	601,396
Waters Corp.* (Life Sciences Tools & Services)	1,153	229,043
WellCare Health Plans, Inc.* (Health Care Providers & Services)	657	127,215
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,077	95,088
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,957	322,431
Zoetis, Inc. (Pharmaceuticals)	7,102	593,088

TOTAL COMMON STOCKS (Cost $15,420,203)		47,895,177

Contingent Right (NM)

Dyax Corp.*^+(a) (Biotechnology)	3,716	4,125

TOTAL CONTINGENT RIGHT (Cost $—)		4,125

TOTAL INVESTMENT SECURITIES (Cost $15,420,203) - 100.2%		47,899,302
Net other assets (liabilities) - (0.2)%		(78,149)

NET ASSETS - 100.0%		$47,821,153

*	Non-income producing security.
^	The Advisor has deemed this security to be illiquid. As of March 31, 2018, this security represented 0.009% of the net assets of the Fund.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2018, this security represented 0.009% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Biotechnology	$10,170,904	21.3%
Health Care Equipment & Supplies	10,346,333	21.6%
Health Care Providers & Services	8,992,379	18.8%
Life Sciences Tools & Services	3,049,094	6.4%
Pharmaceuticals	15,340,592	32.1%
Other**	(78,149)	(0.2)%
Total	$47,821,153	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co. (Industrial Conglomerates)	5,224	$1,146,773
A.O. Smith Corp. (Building Products)	1,312	83,430
Accenture PLC - Class A (IT Services)	5,452	836,881
Actuant Corp. - Class A (Machinery)	561	13,043
Acuity Brands, Inc. (Electrical Equipment)	454	63,192
AECOM Technology Corp.* (Construction & Engineering)	1,374	48,956
AGCO Corp. (Machinery)	541	35,084
Air Lease Corp. (Trading Companies & Distributors)	864	36,824
Allegion PLC (Building Products)	855	72,923
Alliance Data Systems Corp. (IT Services)	435	92,594
Allison Transmission Holdings, Inc. (Machinery)	1,178	46,013
AMETEK, Inc. (Electrical Equipment)	2,067	157,030
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,695	232,120
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	312	23,634
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	417	30,399
AptarGroup, Inc. (Containers & Packaging)	584	52,461
Arconic, Inc. (Aerospace & Defense)	3,726	85,847
Armstrong World Industries, Inc.* (Building Products)	485	27,306
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	775	59,691
Automatic Data Processing, Inc. (IT Services)	3,924	445,296
Avery Dennison Corp. (Containers & Packaging)	777	82,556
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,037	43,305
Ball Corp. (Containers & Packaging)	3,090	122,704
Barnes Group, Inc. (Machinery)	442	26,471
Belden, Inc. (Electronic Equipment, Instruments & Components)	452	31,161
Bemis Co., Inc. (Containers & Packaging)	810	35,251
Berry Plastics Group, Inc.* (Containers & Packaging)	1,158	63,470
Broadridge Financial Solutions, Inc. (IT Services)	1,001	109,800
BWX Technologies, Inc. (Aerospace & Defense)	900	57,177
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,250	117,138
Carlisle Cos., Inc. (Industrial Conglomerates)	581	60,662
Caterpillar, Inc. (Machinery)	5,247	773,304
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	932	13,421
Cintas Corp. (Commercial Services & Supplies)	759	129,470
Clean Harbors, Inc.* (Commercial Services & Supplies)	469	22,892
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,529	79,493
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	267	50,036
Colfax Corp.* (Machinery)	893	28,487
Conduent, Inc.* (IT Services)	1,705	31,781
Convergys Corp. (IT Services)	817	18,481
CoreLogic, Inc.* (IT Services)	708	32,023
Corning, Inc. (Electronic Equipment, Instruments & Components)	7,660	213,561
Covanta Holding Corp. (Commercial Services & Supplies)	1,156	16,762
Crane Co. (Machinery)	461	42,753
Crown Holdings, Inc.* (Containers & Packaging)	1,191	60,443
CSX Corp. (Road & Rail)	7,856	437,658
Cummins, Inc. (Machinery)	1,337	216,714
Curtiss-Wright Corp. (Aerospace & Defense)	391	52,812
Deere & Co. (Machinery)	2,892	449,186
Deluxe Corp. (Commercial Services & Supplies)	431	31,898
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	570	36,229
Donaldson Co., Inc. (Machinery)	1,144	51,537
Dover Corp. (Machinery)	1,323	129,945
DST Systems, Inc. (IT Services)	553	46,258
Dycom Industries, Inc.* (Construction & Engineering)	336	36,164
Eagle Materials, Inc. (Construction Materials)	439	45,239
Eaton Corp. PLC (Electrical Equipment)	3,891	310,930
EMCOR Group, Inc. (Construction & Engineering)	544	42,394
Emerson Electric Co. (Electrical Equipment)	5,563	379,954
EnerSys (Electrical Equipment)	451	31,286
Equifax, Inc. (Professional Services)	1,038	122,287
Esterline Technologies Corp.* (Aerospace & Defense)	282	20,628
Euronet Worldwide, Inc.* (IT Services)	482	38,039
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,561	98,811
Fastenal Co. (Trading Companies & Distributors)	2,503	136,638
FedEx Corp. (Air Freight & Logistics)	2,145	515,036
Fidelity National Information Services, Inc. (IT Services)	2,887	278,018
First Data Corp.* (IT Services)	3,935	62,960
Fiserv, Inc.* (IT Services)	3,600	256,716
FleetCor Technologies, Inc.* (IT Services)	797	161,393
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,241	62,062
Flowserve Corp. (Machinery)	1,154	50,003
Fluor Corp. (Construction & Engineering)	1,252	71,638
Fortive Corp. (Machinery)	2,704	209,614
Fortune Brands Home & Security, Inc. (Building Products)	1,382	81,386

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FTI Consulting, Inc.* (Professional Services)	403	$19,509
GATX Corp. (Trading Companies & Distributors)	409	28,012
Generac Holdings, Inc.* (Electrical Equipment)	584	26,811
General Dynamics Corp. (Aerospace & Defense)	2,464	544,298
General Electric Co. (Industrial Conglomerates)	76,602	1,032,595
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	582	41,200
Genpact, Ltd. (IT Services)	1,386	44,338
Global Payments, Inc. (IT Services)	1,374	153,228
Graco, Inc. (Machinery)	1,485	67,894
Graphic Packaging Holding Co. (Containers & Packaging)	2,741	42,074
Harris Corp. (Communications Equipment)	1,024	165,151
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,660	62,980
Healthcare Services Group, Inc. (Commercial Services & Supplies)	624	27,132
HEICO Corp. (Aerospace & Defense)	350	30,384
HEICO Corp. - Class A (Aerospace & Defense)	530	37,604
Hexcel Corp. (Aerospace & Defense)	797	51,478
Hillenbrand, Inc. (Machinery)	594	27,265
Honeywell International, Inc. (Industrial Conglomerates)	6,655	961,714
Hubbell, Inc. (Electrical Equipment)	504	61,377
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	404	104,135
IDEX Corp. (Machinery)	654	93,202
Illinois Tool Works, Inc. (Machinery)	2,716	425,489
Ingersoll-Rand PLC (Machinery)	2,181	186,497
International Paper Co. (Containers & Packaging)	3,683	196,783
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	408	95,219
Itron, Inc.* (Electronic Equipment, Instruments & Components)	368	26,330
ITT, Inc. (Machinery)	778	38,106
J.B. Hunt Transport Services, Inc. (Road & Rail)	752	88,097
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,547	44,445
Jack Henry & Associates, Inc. (IT Services)	662	80,069
Jacobs Engineering Group, Inc. (Construction & Engineering)	1,042	61,634
Johnson Controls International PLC (Building Products)	8,190	288,615
Kansas City Southern Industries, Inc. (Road & Rail)	940	103,259
KBR, Inc. (Construction & Engineering)	1,256	20,335
Kennametal, Inc. (Machinery)	709	28,473
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,706	89,377
Kirby Corp.* (Marine)	494	38,013
KLX, Inc.* (Aerospace & Defense)	457	32,474
L3 Technologies, Inc. (Aerospace & Defense)	673	139,984
Landstar System, Inc. (Road & Rail)	452	49,562
Lennox International, Inc. (Building Products)	405	82,770
Lincoln Electric Holdings, Inc. (Machinery)	580	52,171
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	267	55,584
Lockheed Martin Corp. (Aerospace & Defense)	2,166	731,956
Louisiana-Pacific Corp. (Paper & Forest Products)	1,306	37,574
Macquarie Infrastructure Corp. (Transportation Infrastructure)	689	25,445
ManpowerGroup, Inc. (Professional Services)	543	62,499
Martin Marietta Materials, Inc. (Construction Materials)	591	122,514
Masco Corp. (Building Products)	2,780	112,422
MasTec, Inc.* (Construction & Engineering)	552	25,972
MAXIMUS, Inc. (IT Services)	617	41,179
Moog, Inc. - Class A (Aerospace & Defense)	349	28,761
MRC Global, Inc.* (Trading Companies & Distributors)	848	13,941
MSA Safety, Inc. (Commercial Services & Supplies)	366	30,466
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	400	36,684
Mueller Industries, Inc. (Machinery)	535	13,996
National Instruments Corp. (Electronic Equipment, Instruments & Components)	989	50,014
Nielsen Holdings PLC (Professional Services)	2,931	93,176
Nordson Corp. (Machinery)	464	63,262
Norfolk Southern Corp. (Road & Rail)	2,466	334,833
Northrop Grumman Corp. (Aerospace & Defense)	1,535	535,899
NOW, Inc.* (Trading Companies & Distributors)	990	10,118
Old Dominion Freight Line, Inc. (Road & Rail)	566	83,185
Orbital ATK, Inc. (Aerospace & Defense)	538	71,344
Oshkosh Corp. (Machinery)	634	48,989
Owens Corning (Building Products)	949	76,300
Owens-Illinois, Inc.* (Containers & Packaging)	1,417	30,692
PACCAR, Inc. (Machinery)	3,111	205,855
Packaging Corp. of America (Containers & Packaging)	846	95,344
Parker-Hannifin Corp. (Machinery)	1,178	201,473
Paychex, Inc. (IT Services)	2,848	175,408
PayPal Holdings, Inc.* (IT Services)	9,941	754,224
Pentair PLC (Machinery)	1,444	98,380
PerkinElmer, Inc. (Life Sciences Tools & Services)	935	70,798
Quanta Services, Inc.* (Construction & Engineering)	1,316	45,205
Raytheon Co. (Aerospace & Defense)	2,512	542,140
Regal Beloit Corp. (Electrical Equipment)	392	28,753
Republic Services, Inc. - Class A (Commercial Services & Supplies)	2,001	132,526
Robert Half International, Inc. (Professional Services)	1,083	62,695
Rockwell Automation, Inc. (Electrical Equipment)	1,121	195,278
Rockwell Collins, Inc. (Aerospace & Defense)	1,426	192,296

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roper Technologies, Inc. (Industrial Conglomerates)	938	$263,287
Ryder System, Inc. (Road & Rail)	486	35,376
Sabre Corp. (IT Services)	2,001	42,921
Sealed Air Corp. (Containers & Packaging)	1,463	62,602
Sensata Technologies Holding PLC* (Electrical Equipment)	1,506	78,056
Silgan Holdings, Inc. (Containers & Packaging)	627	17,462
Snap-on, Inc. (Machinery)	526	77,606
Sonoco Products Co. (Containers & Packaging)	902	43,747
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	978	81,859
Square, Inc.* - Class A (IT Services)	2,540	124,968
Stericycle, Inc.* (Commercial Services & Supplies)	751	43,956
Summit Materials, Inc.* - Class A (Construction Materials)	930	28,160
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,103	309,991
Teledyne Technologies, Inc.* (Aerospace & Defense)	384	71,873
Terex Corp. (Machinery)	659	24,653
Tetra Tech, Inc. (Commercial Services & Supplies)	517	25,307
Textron, Inc. (Aerospace & Defense)	2,309	136,162
The Boeing Co. (Aerospace & Defense)	4,853	1,591,203
The Brink’s Co. (Commercial Services & Supplies)	460	32,821
The Middleby Corp.* (Machinery)	517	63,999
The Sherwin-Williams Co. (Chemicals)	721	282,719
The Timken Co. (Machinery)	568	25,901
The Toro Co. (Machinery)	985	61,513
The Western Union Co. (IT Services)	4,012	77,151
Total System Services, Inc. (IT Services)	1,441	124,301
TransDigm Group, Inc. (Aerospace & Defense)	438	134,440
TransUnion* (Professional Services)	1,356	76,994
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,164	77,644
Trinity Industries, Inc. (Machinery)	1,369	44,670
Union Pacific Corp. (Road & Rail)	6,948	934,019
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	6,053	633,506
United Rentals, Inc.* (Trading Companies & Distributors)	740	127,820
United Technologies Corp. (Aerospace & Defense)	6,566	826,134
Univar, Inc.* (Trading Companies & Distributors)	974	27,029
Universal Display Corp. (Electronic Equipment, Instruments & Components)	451	45,551
USG Corp.* (Building Products)	787	31,811
Valmont Industries, Inc. (Construction & Engineering)	244	35,697
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	934	14,365
Verisk Analytics, Inc.* - Class A (Professional Services)	1,331	138,424
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,167	21,706
Vulcan Materials Co. (Construction Materials)	1,172	133,808
W.W. Grainger, Inc. (Trading Companies & Distributors)	465	131,256
Wabtec Corp. (Machinery)	751	61,131
Waste Management, Inc. (Commercial Services & Supplies)	3,532	297,112
Watsco, Inc. (Trading Companies & Distributors)	345	62,435
Welbilt, Inc.* (Machinery)	1,247	24,254
WESCO International, Inc.* (Trading Companies & Distributors)	422	26,185
WestRock Co. (Containers & Packaging)	2,238	143,612
WEX, Inc.* (IT Services)	431	67,503
Woodward, Inc. (Machinery)	509	36,475
Worldpay, Inc.* (IT Services)	2,603	214,071
XPO Logistics, Inc.* (Air Freight & Logistics)	902	91,833
Xylem, Inc. (Machinery)	1,598	122,918
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	489	68,064
TOTAL COMMON STOCKS (Cost $17,686,542)		30,020,856

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $59,011	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000

TOTAL INVESTMENT SECURITIES (Cost $17,745,542) - 100.2%		30,079,856
Net other assets (liabilities) - (0.2)%		(57,783)

NET ASSETS - 100.0%		$30,022,073

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$6,100,888	20.4%
Air Freight & Logistics	1,456,324	4.9%
Building Products	856,963	2.9%
Chemicals	282,719	0.9%
Commercial Services & Supplies	790,342	2.6%
Communications Equipment	165,151	0.6%
Construction & Engineering	401,416	1.3%
Construction Materials	329,721	1.1%
Containers & Packaging	1,049,201	3.6%
Electrical Equipment	1,332,667	4.4%
Electronic Equipment, Instruments & Components	1,729,582	5.8%
Industrial Conglomerates	3,465,031	11.5%
IT Services	4,309,601	14.3%
Life Sciences Tools & Services	70,798	0.2%
Machinery	4,166,326	13.9%
Marine	38,013	0.1%
Paper & Forest Products	37,574	0.1%
Professional Services	575,584	1.9%
Road & Rail	2,107,189	7.0%
Trading Companies & Distributors	730,321	2.4%
Transportation Infrastructure	25,445	0.1%
Other**	1,217	NM
Total	$30,022,073	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.8%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $8,680,580	$8,679,000	$8,679,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,679,000)		8,679,000

TOTAL INVESTMENT SECURITIES (Cost $8,679,000) - 98.8%		8,679,000
Net other assets (liabilities) - 1.2%		102,582

NET ASSETS - 100.0%		$8,781,582

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $1,429,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/18	2.04%	$3,234,702	$50,990
MSCI EAFE Index	UBS AG	4/27/18	2.54%	5,497,810	86,514
				$8,732,512	$137,504

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
2U, Inc.* (Internet Software & Services)	3,837	$322,423
8x8, Inc.* (Software)	11,576	215,892
Akamai Technologies, Inc.* (Internet Software & Services)	7,149	507,436
Alphabet, Inc.* - Class A (Internet Software & Services)	975	1,011,212
Alphabet, Inc.* - Class C (Internet Software & Services)	996	1,027,663
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,364	1,974,173
Arista Networks, Inc.* (Communications Equipment)	1,837	468,986
Blucora, Inc.* (Internet Software & Services)	7,839	192,839
Box, Inc.* - Class A (Internet Software & Services)	12,953	266,184
Citrix Systems, Inc.* (Software)	5,376	498,893
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	5,236	227,242
Cornerstone OnDemand, Inc.* (Internet Software & Services)	5,805	227,034
E*TRADE Financial Corp.* (Capital Markets)	9,977	552,826
eBay, Inc.* (Internet Software & Services)	18,608	748,786
Ebix, Inc. (Software)	2,808	209,196
Endurance International Group Holdings, Inc.* (Internet Software & Services)	18,561	137,351
Expedia, Inc. (Internet & Direct Marketing Retail)	4,761	525,662
Facebook, Inc.* - Class A (Internet Software & Services)	9,983	1,595,184
GoDaddy, Inc.* - Class A (Internet Software & Services)	6,276	385,472
Groupon, Inc.* (Internet & Direct Marketing Retail)	50,172	217,746
GrubHub, Inc.* (Internet Software & Services)	4,278	434,089
Hubspot, Inc.* (Software)	2,732	295,876
j2 Global, Inc. (Internet Software & Services)	3,919	309,287
Juniper Networks, Inc. (Communications Equipment)	17,119	416,505
LogMeIn, Inc. (Internet Software & Services)	3,164	365,600
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,991	1,178,742
NETGEAR, Inc.* (Communications Equipment)	3,988	228,114
New Relic, Inc.* (Internet Software & Services)	3,862	286,251
NIC, Inc. (Internet Software & Services)	12,393	164,827
Okta, Inc.* (Internet Software & Services)	5,473	218,099
Pandora Media, Inc.* (Internet Software & Services)	39,452	198,444
PayPal Holdings, Inc.* (IT Services)	13,576	1,030,011
Salesforce.com, Inc.* (Software)	8,449	982,618
Snap, Inc.* (Software)	18,301	290,437
TD Ameritrade Holding Corp. (Capital Markets)	9,595	568,311
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	7,987	326,588
Twitter, Inc.* (Internet Software & Services)	18,419	534,335
Veeva Systems, Inc.* - Class A (Health Care Technology)	5,740	419,135
VeriSign, Inc.* (Internet Software & Services)	3,922	464,992
Vonage Holdings Corp.* (Diversified Telecommunication Services)	23,208	247,166
Web.com Group, Inc.* (Internet Software & Services)	9,197	166,466
TOTAL COMMON STOCKS (Cost $9,402,635)		20,438,093

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $39,007	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $9,441,635) - 100.1%		20,477,093
Net other assets (liabilities) - (0.1)%		(11,546)

NET ASSETS - 100.0%		$20,465,547

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Capital Markets	$1,121,137	5.5%
Communications Equipment	1,113,605	5.4%
Diversified Telecommunication Services	474,408	2.3%
Health Care Technology	419,135	2.0%
Internet & Direct Marketing Retail	4,222,911	20.6%
Internet Software & Services	9,563,974	46.8%
IT Services	1,030,011	5.0%
Software	2,492,912	12.3%
Other**	27,454	0.1%
Total	$20,465,547	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (93.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $9,451,720	$9,450,000	$9,450,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,450,000)		9,450,000

TOTAL INVESTMENT SECURITIES (Cost $9,450,000) - 93.6%		9,450,000
Net other assets (liabilities) - 6.4%		643,157

NET ASSETS - 100.0%		$10,093,157

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	93	6/8/18	$10,011,450	$102,612

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Industrial Conglomerates)	1,722	$378,014
A.O. Smith Corp. (Building Products)	410	26,071
Abbott Laboratories (Health Care Equipment & Supplies)	5,166	309,546
AbbVie, Inc. (Biotechnology)	4,674	442,395
Accenture PLC - Class A (IT Services)	1,148	176,218
Activision Blizzard, Inc. (Software)	2,214	149,356
Adobe Systems, Inc.* (Software)	1,476	318,935
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	820	8,241
Aetna, Inc. (Health Care Providers & Services)	492	83,148
Affiliated Managers Group, Inc. (Capital Markets)	82	15,546
Agilent Technologies, Inc. (Life Sciences Tools & Services)	984	65,830
Air Products & Chemicals, Inc. (Chemicals)	246	39,121
Akamai Technologies, Inc.* (Internet Software & Services)	164	11,641
Albemarle Corp. (Chemicals)	164	15,209
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	164	20,482
Alexion Pharmaceuticals, Inc.* (Biotechnology)	328	36,559
Align Technology, Inc.* (Health Care Equipment & Supplies)	246	61,778
Allegion PLC (Building Products)	164	13,988
Alliance Data Systems Corp. (IT Services)	82	17,455
Alphabet, Inc.* - Class A (Internet Software & Services)	902	935,500
Alphabet, Inc.* - Class C (Internet Software & Services)	902	930,675
Altria Group, Inc. (Tobacco)	3,116	194,189
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,148	1,661,547
American Airlines Group, Inc. (Airlines)	656	34,086
American Express Co. (Consumer Finance)	1,312	122,383
American Tower Corp. (Equity Real Estate Investment Trusts)	1,312	190,687
American Water Works Co., Inc. (Water Utilities)	328	26,939
Ameriprise Financial, Inc. (Capital Markets)	328	48,524
AMETEK, Inc. (Electrical Equipment)	656	49,836
Amgen, Inc. (Biotechnology)	1,148	195,711
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	902	77,690
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,066	97,145
ANSYS, Inc.* (Software)	246	38,546
Anthem, Inc. (Health Care Providers & Services)	410	90,077
Aon PLC (Insurance)	410	57,535
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	164	6,683
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,006	2,517,706
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,116	173,281
Aptiv PLC (Auto Components)	820	69,676
Arthur J. Gallagher & Co. (Insurance)	246	16,908
Autodesk, Inc.* (Software)	410	51,488
Automatic Data Processing, Inc. (IT Services)	1,312	148,886
AutoZone, Inc.* (Specialty Retail)	82	53,193
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	164	26,971
Avery Dennison Corp. (Containers & Packaging)	246	26,137
Bank of America Corp. (Banks)	13,612	408,223
Baxter International, Inc. (Health Care Equipment & Supplies)	820	53,333
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	820	177,694
Biogen, Inc.* (Biotechnology)	410	112,266
BlackRock, Inc. - Class A (Capital Markets)	246	133,263
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	164	341,184
BorgWarner, Inc. (Auto Components)	410	20,594
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	164	20,208
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,100	112,012
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,034	191,901
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,230	289,850
Brown-Forman Corp. - Class B (Beverages)	492	26,765
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	656	15,731
Cadence Design Systems, Inc.* (Software)	820	30,151
CarMax, Inc.* (Specialty Retail)	246	15,237
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	574	37,643
Caterpillar, Inc. (Machinery)	902	132,937
CBOE Holdings, Inc. (Capital Markets)	328	37,425
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	902	42,592
CBS Corp. - Class B (Media)	492	25,284
Celgene Corp.* (Biotechnology)	2,214	197,511
Centene Corp.* (Health Care Providers & Services)	492	52,580
Cerner Corp.* (Health Care Technology)	902	52,316
CF Industries Holdings, Inc. (Chemicals)	328	12,375
Charter Communications, Inc.* - Class A (Media)	574	178,640
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	82	26,495
Church & Dwight Co., Inc. (Household Products)	410	20,648
Cigna Corp. (Health Care Providers & Services)	738	123,792
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	82	7,667

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Cintas Corp. (Commercial Services & Supplies)	246		$41,963
Cisco Systems, Inc. (Communications Equipment)	6,560		281,358
Citrix Systems, Inc.* (Software)	246		22,829
CME Group, Inc. (Capital Markets)	656		106,101
Cognizant Technology Solutions Corp. (IT Services)	1,722		138,621
Colgate-Palmolive Co. (Household Products)	1,230		88,166
Comcast Corp. - Class A (Media)	6,888		235,363
Comerica, Inc. (Banks)	246		23,599
Constellation Brands, Inc. - Class A (Beverages)	492		112,137
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,542		70,871
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	820		89,880
CSX Corp. (Road & Rail)	2,624		146,183
D.R. Horton, Inc. (Household Durables)	984		43,138
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	246		20,972
Deere & Co. (Machinery)	492		76,417
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	328		34,565
Dollar General Corp. (Multiline Retail)	328		30,684
Dollar Tree, Inc.* (Multiline Retail)	738		70,037
Dominion Resources, Inc. (Multi-Utilities)	738		49,763
Dover Corp. (Machinery)	246		24,162
Dr. Pepper Snapple Group, Inc. (Beverages)	246		29,121
DXC Technology Co. (IT Services)	410		41,217
E*TRADE Financial Corp.* (Capital Markets)	820		45,436
eBay, Inc.* (Internet Software & Services)	2,788		112,189
Ecolab, Inc. (Chemicals)	328		44,959
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	656		91,525
Electronic Arts, Inc.* (Software)	902		109,358
Eli Lilly & Co. (Pharmaceuticals)	1,722		133,231
Emerson Electric Co. (Electrical Equipment)	738		50,406
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	574		60,424
Equifax, Inc. (Professional Services)	246		28,981
Equinix, Inc. (Equity Real Estate Investment Trusts)	246		102,862
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	82		19,736
Expedia, Inc. (Internet & Direct Marketing Retail)	246		27,161
Expeditors International of Washington, Inc. (Air Freight & Logistics)	328		20,762
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	410		35,818
F5 Networks, Inc.* (Communications Equipment)	82		11,858
Facebook, Inc.* - Class A (Internet Software & Services)	7,052		1,126,839
Fastenal Co. (Trading Companies & Distributors)	492		26,858
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	82		9,521
FedEx Corp. (Air Freight & Logistics)	410		98,445
Fidelity National Information Services, Inc. (IT Services)	574		55,276
First Horizon National Corp. (Banks)	—	(a)	—	(b)
FirstEnergy Corp. (Electric Utilities)	574		19,522
Fiserv, Inc.* (IT Services)	1,148		81,864
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	246		12,302
FMC Corp. (Chemicals)	410		31,394
Fortive Corp. (Machinery)	574		44,496
Fortune Brands Home & Security, Inc. (Building Products)	410		24,145
Garmin, Ltd. (Household Durables)	164		9,665
Gartner, Inc.* (IT Services)	246		28,935
General Dynamics Corp. (Aerospace & Defense)	410		90,569
General Mills, Inc. (Food Products)	574		25,865
GGP, Inc. (Equity Real Estate Investment Trusts)	738		15,099
Gilead Sciences, Inc. (Biotechnology)	2,542		191,641
Global Payments, Inc. (IT Services)	492		54,868
H & R Block, Inc. (Diversified Consumer Services)	410		10,418
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	410		7,552
Harris Corp. (Communications Equipment)	246		39,675
Hasbro, Inc. (Leisure Products)	164		13,825
HCA Holdings, Inc. (Health Care Providers & Services)	410		39,770
Hess Corp. (Oil, Gas & Consumable Fuels)	246		12,453
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	246		19,375
Hologic, Inc.* (Health Care Equipment & Supplies)	820		30,635
Honeywell International, Inc. (Industrial Conglomerates)	1,312		189,597
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	82		21,136
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	246		47,082
Illinois Tool Works, Inc. (Machinery)	902		141,308
Illumina, Inc.* (Life Sciences Tools & Services)	410		96,932
Incyte Corp.* (Biotechnology)	492		40,998
Ingersoll-Rand PLC (Machinery)	328		28,047
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,872		409,974
Intercontinental Exchange, Inc. (Capital Markets)	1,722		124,879
International Flavors & Fragrances, Inc. (Chemicals)	164		22,453
Intuit, Inc. (Software)	738		127,932
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	328		135,408
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	82		19,137
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	246		24,135
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	410		13,473
J.B. Hunt Transport Services, Inc. (Road & Rail)	164		19,213
Johnson & Johnson (Pharmaceuticals)	4,264		546,431
Kansas City Southern Industries, Inc. (Road & Rail)	164		18,015

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kellogg Co. (Food Products)	246	$15,992
Kimberly-Clark Corp. (Household Products)	492	54,184
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	492	53,633
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	164	26,527
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	492	99,955
Lennar Corp. - Class A (Household Durables)	492	28,998
LKQ Corp.* (Distributors)	492	18,671
Lockheed Martin Corp. (Aerospace & Defense)	492	166,262
Lowe’s Cos., Inc. (Specialty Retail)	1,640	143,910
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	902	122,698
Marsh & McLennan Cos., Inc. (Insurance)	820	67,724
Martin Marietta Materials, Inc. (Construction Materials)	82	16,999
Masco Corp. (Building Products)	574	23,213
MasterCard, Inc. - Class A (IT Services)	2,706	473,982
Mattel, Inc. (Leisure Products)	246	3,235
McCormick & Co., Inc. (Food Products)	164	17,448
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,378	371,871
Medtronic PLC (Health Care Equipment & Supplies)	1,722	138,139
Merck & Co., Inc. (Pharmaceuticals)	2,952	160,795
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	82	47,152
MGM Resorts International (Hotels, Restaurants & Leisure)	656	22,973
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	410	25,453
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	656	59,932
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,444	179,570
Microsoft Corp. (Software)	22,796	2,080,592
Mohawk Industries, Inc.* (Household Durables)	82	19,042
Monsanto Co. (Chemicals)	656	76,549
Monster Beverage Corp.* (Beverages)	1,230	70,368
Moody’s Corp. (Capital Markets)	492	79,360
Motorola Solutions, Inc. (Communications Equipment)	492	51,808
Nektar Therapeutics* (Pharmaceuticals)	492	52,280
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	820	50,586
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,312	387,499
NextEra Energy, Inc. (Electric Utilities)	738	120,537
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,542	168,890
Norfolk Southern Corp. (Road & Rail)	410	55,670
Northern Trust Corp. (Capital Markets)	328	33,827
Northrop Grumman Corp. (Aerospace & Defense)	328	114,511
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	574	30,405
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	492	15,021
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,804	417,787
Oracle Corp. (Software)	4,592	210,084
O’Reilly Automotive, Inc.* (Specialty Retail)	164	40,570
Packaging Corp. of America (Containers & Packaging)	164	18,483
Parker-Hannifin Corp. (Machinery)	246	42,073
Paychex, Inc. (IT Services)	574	35,353
PayPal Holdings, Inc.* (IT Services)	3,362	255,075
PepsiCo, Inc. (Beverages)	2,050	223,757
PerkinElmer, Inc. (Life Sciences Tools & Services)	164	12,418
Perrigo Co. PLC (Pharmaceuticals)	164	13,668
Pfizer, Inc. (Pharmaceuticals)	8,118	288,108
Philip Morris International, Inc. (Tobacco)	2,296	228,223
PPG Industries, Inc. (Chemicals)	328	36,605
Praxair, Inc. (Chemicals)	410	59,163
Principal Financial Group, Inc. (Insurance)	328	19,978
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,558	98,138
Public Storage (Equity Real Estate Investment Trusts)	246	49,296
PulteGroup, Inc. (Household Durables)	820	24,182
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	410	28,885
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,558	86,329
Raymond James Financial, Inc. (Capital Markets)	164	14,663
Raytheon Co. (Aerospace & Defense)	492	106,183
Red Hat, Inc.* (Software)	492	73,559
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	246	84,713
Republic Services, Inc. - Class A (Commercial Services & Supplies)	328	21,723
ResMed, Inc. (Health Care Equipment & Supplies)	410	40,373
Robert Half International, Inc. (Professional Services)	246	14,241
Rockwell Automation, Inc. (Electrical Equipment)	246	42,853
Rockwell Collins, Inc. (Aerospace & Defense)	492	66,346
Roper Technologies, Inc. (Industrial Conglomerates)	328	92,066
Ross Stores, Inc. (Specialty Retail)	738	57,549
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	328	38,619
S&P Global, Inc. (Capital Markets)	738	141,002
Salesforce.com, Inc.* (Software)	2,050	238,415
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	328	56,062
Sealed Air Corp. (Containers & Packaging)	164	7,018
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	410	63,284
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	574	57,549
Southwest Airlines Co. (Airlines)	1,066	61,060
Stanley Black & Decker, Inc. (Machinery)	328	50,250
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,624	151,903
Stryker Corp. (Health Care Equipment & Supplies)	984	158,345
SVB Financial Group* (Banks)	164	39,362

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Symantec Corp. (Software)	820	$21,197
Synopsys, Inc.* (Software)	410	34,128
T. Rowe Price Group, Inc. (Capital Markets)	738	79,682
Take-Two Interactive Software, Inc.* (Software)	246	24,054
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	328	17,256
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	738	73,726
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,870	298,164
The Allstate Corp. (Insurance)	492	46,642
The Boeing Co. (Aerospace & Defense)	1,640	537,724
The Charles Schwab Corp. (Capital Markets)	3,526	184,129
The Clorox Co. (Household Products)	246	32,745
The Coca-Cola Co. (Beverages)	5,084	220,798
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	164	37,525
The Estee Lauder Cos., Inc. - Class A (Personal Products)	656	98,216
The Hershey Co. (Food Products)	246	24,344
The Home Depot, Inc. (Specialty Retail)	3,444	613,860
The NASDAQ OMX Group, Inc. (Capital Markets)	164	14,140
The Procter & Gamble Co. (Household Products)	2,788	221,033
The Progressive Corp. (Insurance)	1,722	104,921
The Sherwin-Williams Co. (Chemicals)	246	96,462
The TJX Cos., Inc. (Specialty Retail)	820	66,879
The Walt Disney Co. (Media)	2,050	205,902
The Western Union Co. (IT Services)	492	9,461
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	820	169,298
Tiffany & Co. (Specialty Retail)	164	16,016
Torchmark Corp. (Insurance)	164	13,804
Total System Services, Inc. (IT Services)	492	42,440
Tractor Supply Co. (Specialty Retail)	164	10,335
TransDigm Group, Inc. (Aerospace & Defense)	164	50,338
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	82	3,353
UDR, Inc. (Equity Real Estate Investment Trusts)	492	17,525
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	82	16,750
Union Pacific Corp. (Road & Rail)	1,230	165,349
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	984	102,986
United Rentals, Inc.* (Trading Companies & Distributors)	246	42,492
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,870	614,180
V.F. Corp. (Textiles, Apparel & Luxury Goods)	574	42,545
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	164	20,115
VeriSign, Inc.* (Internet Software & Services)	246	29,166
Verisk Analytics, Inc.* - Class A (Professional Services)	328	34,112
Vertex Pharmaceuticals, Inc.* (Biotechnology)	738	120,279
Visa, Inc. - Class A (IT Services)	5,330	637,574
Vornado Realty Trust (Equity Real Estate Investment Trusts)	328	22,074
Vulcan Materials Co. (Construction Materials)	164	18,723
Waste Management, Inc. (Commercial Services & Supplies)	1,148	96,570
Waters Corp.* (Life Sciences Tools & Services)	246	48,868
WEC Energy Group, Inc. (Multi-Utilities)	410	25,707
Willis Towers Watson PLC (Insurance)	164	24,959
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	328	37,533
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	246	44,861
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	492	35,542
Xylem, Inc. (Machinery)	328	25,230
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	410	34,903
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	328	35,765
Zoetis, Inc. (Pharmaceuticals)	1,476	123,261

TOTAL COMMON STOCKS (Cost $17,759,812)		35,144,074

TOTAL INVESTMENT SECURITIES (Cost $17,759,812) - 100.4%		35,144,074
Net other assets (liabilities) - (0.4)%		(145,450)

NET ASSETS - 100.0%		$34,998,624

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50

(b)                   Amount is less than $0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,153,069	3.3%
Air Freight & Logistics	222,193	0.6%
Airlines	95,146	0.3%
Auto Components	90,270	0.3%
Banks	471,184	1.3%
Beverages	682,946	2.0%
Biotechnology	1,422,073	4.1%
Building Products	87,417	0.2%
Capital Markets	1,057,977	3.1%
Chemicals	434,290	1.3%
Commercial Services & Supplies	160,256	0.5%
Communications Equipment	384,699	1.1%
Construction Materials	35,722	0.1%
Consumer Finance	122,383	0.3%
Containers & Packaging	51,638	0.1%
Distributors	18,671	0.1%
Diversified Consumer Services	10,418	NM
Electric Utilities	140,059	0.4%
Electrical Equipment	143,095	0.4%
Electronic Equipment, Instruments & Components	253,726	0.7%
Equity Real Estate Investment Trusts	892,364	2.6%
Food Products	83,649	0.2%
Health Care Equipment & Supplies	1,449,275	4.1%
Health Care Providers & Services	1,030,074	2.9%
Health Care Technology	52,316	0.1%
Hotels, Restaurants & Leisure	960,251	2.7%
Household Durables	125,025	0.4%
Household Products	416,776	1.2%
Independent Power & Renewable Electricity Producers	15,021	NM
Industrial Conglomerates	659,677	1.9%
Insurance	352,471	1.0%
Internet & Direct Marketing Retail	2,420,744	6.9%
Internet Software & Services	3,146,010	9.0%
IT Services	2,197,225	6.3%
Leisure Products	17,060	NM
Life Sciences Tools & Services	464,633	1.3%
Machinery	564,920	1.6%
Media	645,189	1.8%
Multiline Retail	100,721	0.3%
Multi-Utilities	75,470	0.2%
Oil, Gas & Consumable Fuels	96,275	0.3%
Personal Products	98,216	0.3%
Pharmaceuticals	1,509,675	4.4%
Professional Services	77,334	0.2%
Real Estate Management & Development	42,592	0.1%
Road & Rail	404,430	1.2%
Semiconductors & Semiconductor Equipment	2,295,837	6.6%
Software	3,530,624	10.1%
Specialty Retail	1,034,299	3.0%
Technology Hardware, Storage & Peripherals	2,568,292	7.3%
Textiles, Apparel & Luxury Goods	261,696	0.7%
Tobacco	422,412	1.2%
Trading Companies & Distributors	69,350	0.2%
Water Utilities	26,939	0.1%
Other**	(145,450)	(0.4)%
Total	$34,998,624	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
Accenture PLC - Class A (IT Services)	378	$58,023
Acuity Brands, Inc. (Electrical Equipment)	63	8,769
Advance Auto Parts, Inc. (Specialty Retail)	126	14,937
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	945	9,497
Aetna, Inc. (Health Care Providers & Services)	252	42,588
Affiliated Managers Group, Inc. (Capital Markets)	63	11,944
Aflac, Inc. (Insurance)	1,386	60,651
Air Products & Chemicals, Inc. (Chemicals)	252	40,076
Akamai Technologies, Inc.* (Internet Software & Services)	189	13,415
Alaska Air Group, Inc. (Airlines)	189	11,710
Albemarle Corp. (Chemicals)	63	5,843
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	63	7,868
Alexion Pharmaceuticals, Inc.* (Biotechnology)	189	21,066
Allegion PLC (Building Products)	63	5,373
Allergan PLC (Pharmaceuticals)	567	95,420
Alliance Data Systems Corp. (IT Services)	63	13,410
Alliant Energy Corp. (Electric Utilities)	378	15,445
Altria Group, Inc. (Tobacco)	1,449	90,302
Ameren Corp. (Multi-Utilities)	441	24,974
American Airlines Group, Inc. (Airlines)	315	16,367
American Electric Power Co., Inc. (Electric Utilities)	819	56,175
American Express Co. (Consumer Finance)	504	47,013
American International Group, Inc. (Insurance)	1,512	82,283
American Water Works Co., Inc. (Water Utilities)	126	10,348
Ameriprise Financial, Inc. (Capital Markets)	63	9,320
AmerisourceBergen Corp. (Health Care Providers & Services)	252	21,725
Amgen, Inc. (Biotechnology)	441	75,182
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	945	57,087
Andeavor (Oil, Gas & Consumable Fuels)	252	25,341
Anthem, Inc. (Health Care Providers & Services)	189	41,523
Aon PLC (Insurance)	189	26,522
Apache Corp. (Oil, Gas & Consumable Fuels)	630	24,242
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	126	5,135
Archer-Daniels-Midland Co. (Food Products)	945	40,985
Arconic, Inc. (Aerospace & Defense)	756	17,418
Arthur J. Gallagher & Co. (Insurance)	126	8,660
Assurant, Inc. (Insurance)	63	5,759
AT&T, Inc. (Diversified Telecommunication Services)	10,458	372,828
Autodesk, Inc.* (Software)	126	15,823
AutoZone, Inc.* (Specialty Retail)	63	40,867
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	126	20,722
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	693	19,245
Ball Corp. (Containers & Packaging)	567	22,516
Bank of America Corp. (Banks)	8,505	255,065
Baxter International, Inc. (Health Care Equipment & Supplies)	378	24,585
BB&T Corp. (Banks)	1,323	68,849
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,276	653,496
Best Buy Co., Inc. (Specialty Retail)	441	30,866
Biogen, Inc.* (Biotechnology)	126	34,501
BlackRock, Inc. - Class A (Capital Markets)	63	34,128
BorgWarner, Inc. (Auto Components)	126	6,329
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	126	15,526
Brighthouse Financial, Inc.* (Insurance)	189	9,715
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,008	63,756
Brown-Forman Corp. - Class B (Beverages)	126	6,854
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	252	23,615
CA, Inc. (Software)	504	17,086
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	441	10,575
Campbell Soup Co. (Food Products)	315	13,643
Capital One Financial Corp. (Consumer Finance)	819	78,477
Cardinal Health, Inc. (Health Care Providers & Services)	567	35,540
CarMax, Inc.* (Specialty Retail)	126	7,804
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	378	24,789
Caterpillar, Inc. (Machinery)	504	74,279
CBS Corp. - Class B (Media)	315	16,188
CenterPoint Energy, Inc. (Multi-Utilities)	756	20,714
CenturyLink, Inc. (Diversified Telecommunication Services)	1,638	26,912
CF Industries Holdings, Inc. (Chemicals)	252	9,508
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,276	373,595
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	63	20,356
Chubb, Ltd. (Insurance)	819	112,014
Church & Dwight Co., Inc. (Household Products)	189	9,518
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	126	11,781
Cincinnati Financial Corp. (Insurance)	252	18,714
Cisco Systems, Inc. (Communications Equipment)	4,410	189,145
Citigroup, Inc. (Banks)	4,410	297,675
Citizens Financial Group, Inc. (Banks)	819	34,382
Citrix Systems, Inc.* (Software)	126	11,693
CME Group, Inc. (Capital Markets)	189	30,569
CMS Energy Corp. (Multi-Utilities)	504	22,826

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Colgate-Palmolive Co. (Household Products)	819		$58,706
Comcast Corp. - Class A (Media)	3,969		135,621
Comerica, Inc. (Banks)	126		12,087
ConAgra Foods, Inc. (Food Products)	693		25,558
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	252		37,883
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,016		119,529
Consolidated Edison, Inc. (Multi-Utilities)	504		39,282
Costco Wholesale Corp. (Food & Staples Retailing)	756		142,454
Coty, Inc. (Personal Products)	819		14,988
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	252		27,622
CSRA, Inc. (IT Services)	252		10,390
Cummins, Inc. (Machinery)	252		40,847
CVS Health Corp. (Food & Staples Retailing)	1,701		105,819
Danaher Corp. (Health Care Equipment & Supplies)	1,071		104,862
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	63		5,371
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	252		16,617
Deere & Co. (Machinery)	252		39,141
Delta Air Lines, Inc. (Airlines)	1,134		62,156
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	378		19,017
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	882		28,039
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	126		13,278
Discover Financial Services (Consumer Finance)	630		45,316
Discovery Communications, Inc.* - Class A (Media)	252		5,400
Discovery Communications, Inc.* - Class C (Media)	504		9,838
Dish Network Corp.* - Class A (Media)	378		14,322
Dollar General Corp. (Multiline Retail)	252		23,575
Dominion Resources, Inc. (Multi-Utilities)	693		46,729
Dover Corp. (Machinery)	126		12,376
DowDuPont, Inc. (Chemicals)	3,969		252,864
Dr. Pepper Snapple Group, Inc. (Beverages)	189		22,374
DTE Energy Co. (Multi-Utilities)	315		32,886
Duke Energy Corp. (Electric Utilities)	1,197		92,733
Duke Realty Corp. (Equity Real Estate Investment Trusts)	630		16,682
DXC Technology Co. (IT Services)	252		25,334
Eastman Chemical Co. (Chemicals)	252		26,606
Eaton Corp. PLC (Electrical Equipment)	756		60,412
Ecolab, Inc. (Chemicals)	252		34,542
Edison International (Electric Utilities)	567		36,095
Eli Lilly & Co. (Pharmaceuticals)	630		48,743
Emerson Electric Co. (Electrical Equipment)	630		43,029
Entergy Corp. (Electric Utilities)	315		24,816
Envision Healthcare Corp.* (Health Care Providers & Services)	189		7,263
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	630		66,320
EQT Corp. (Oil, Gas & Consumable Fuels)	441		20,952
Equifax, Inc. (Professional Services)	63		7,422
Equity Residential (Equity Real Estate Investment Trusts)	630		38,821
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	63		15,163
Everest Re Group, Ltd. (Insurance)	63		16,180
Eversource Energy (Electric Utilities)	567		33,408
Exelon Corp. (Electric Utilities)	1,638		63,898
Expedia, Inc. (Internet & Direct Marketing Retail)	63		6,956
Expeditors International of Washington, Inc. (Air Freight & Logistics)	126		7,976
Express Scripts Holding Co.* (Health Care Providers & Services)	945		65,281
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,245		540,550
F5 Networks, Inc.* (Communications Equipment)	63		9,110
Fastenal Co. (Trading Companies & Distributors)	189		10,318
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	63		7,315
FedEx Corp. (Air Freight & Logistics)	189		45,381
Fidelity National Information Services, Inc. (IT Services)	189		18,201
Fifth Third Bancorp (Banks)	1,197		38,005
First Horizon National Corp. (Banks)	—	(a)	9
FirstEnergy Corp. (Electric Utilities)	441		14,998
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	63		3,151
Flowserve Corp. (Machinery)	252		10,919
Fluor Corp. (Construction & Engineering)	252		14,420
Foot Locker, Inc. (Specialty Retail)	189		8,607
Ford Motor Co. (Automobiles)	6,678		73,992
Fortive Corp. (Machinery)	189		14,651
Franklin Resources, Inc. (Capital Markets)	567		19,664
Freeport-McMoRan, Inc. (Metals & Mining)	2,268		39,849
Garmin, Ltd. (Household Durables)	63		3,713
General Dynamics Corp. (Aerospace & Defense)	252		55,667
General Electric Co. (Industrial Conglomerates)	14,805		199,571
General Mills, Inc. (Food Products)	630		28,388
General Motors Co. (Automobiles)	2,142		77,841
Genuine Parts Co. (Distributors)	252		22,640
GGP, Inc. (Equity Real Estate Investment Trusts)	630		12,890
Gilead Sciences, Inc. (Biotechnology)	756		56,995
H & R Block, Inc. (Diversified Consumer Services)	126		3,202
Halliburton Co. (Energy Equipment & Services)	1,512		70,973
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	378		6,963
Harley-Davidson, Inc. (Automobiles)	315		13,507
Harris Corp. (Communications Equipment)	63		10,161
Hartford Financial Services Group, Inc. (Insurance)	630		32,458
Hasbro, Inc. (Leisure Products)	63		5,311
HCA Holdings, Inc. (Health Care Providers & Services)	189		18,333

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
HCP, Inc. (Equity Real Estate Investment Trusts)	819		$19,025
Helmerich & Payne, Inc. (Energy Equipment & Services)	189		12,580
Henry Schein, Inc.* (Health Care Providers & Services)	252		16,937
Hess Corp. (Oil, Gas & Consumable Fuels)	315		15,945
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,646		46,411
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	189		14,886
Honeywell International, Inc. (Industrial Conglomerates)	504		72,833
Hormel Foods Corp. (Food Products)	441		15,135
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,260		23,486
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,772		60,762
Humana, Inc. (Health Care Providers & Services)	252		67,744
Huntington Bancshares, Inc. (Banks)	1,890		28,539
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	63		16,239
IHS Markit, Ltd.* (Professional Services)	630		30,391
Ingersoll-Rand PLC (Machinery)	252		21,549
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,465		180,457
International Business Machines Corp. (IT Services)	1,449		222,319
International Flavors & Fragrances, Inc. (Chemicals)	63		8,625
International Paper Co. (Containers & Packaging)	693		37,027
Invesco, Ltd. (Capital Markets)	693		22,183
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	126		12,362
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	252		8,281
J.B. Hunt Transport Services, Inc. (Road & Rail)	63		7,380
Jacobs Engineering Group, Inc. (Construction & Engineering)	189		11,179
Johnson & Johnson (Pharmaceuticals)	2,079		266,424
Johnson Controls International PLC (Building Products)	1,575		55,503
JPMorgan Chase & Co. (Banks)	5,859		644,313
Juniper Networks, Inc. (Communications Equipment)	567		13,795
Kansas City Southern Industries, Inc. (Road & Rail)	63		6,921
Kellogg Co. (Food Products)	252		16,383
KeyCorp (Banks)	1,827		35,718
Kimberly-Clark Corp. (Household Products)	315		34,691
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	756		10,886
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,213		48,388
Kohl’s Corp. (Multiline Retail)	315		20,636
L Brands, Inc. (Specialty Retail)	441		16,851
L3 Technologies, Inc. (Aerospace & Defense)	126		26,208
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	63		10,190
Leggett & Platt, Inc. (Household Durables)	252		11,179
Lennar Corp. - Class A (Household Durables)	189		11,140
Leucadia National Corp. (Diversified Financial Services)	504		11,456
Lincoln National Corp. (Insurance)	378		27,617
LKQ Corp.* (Distributors)	252		9,563
Lockheed Martin Corp. (Aerospace & Defense)	189		63,869
Loews Corp. (Insurance)	441		21,931
Lowe’s Cos., Inc. (Specialty Retail)	441		38,698
LyondellBasell Industries N.V. - Class A (Chemicals)	567		59,920
M&T Bank Corp. (Banks)	252		46,459
Macy’s, Inc. (Multiline Retail)	504		14,989
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,449		23,372
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	819		59,877
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	42
Marsh & McLennan Cos., Inc. (Insurance)	378		31,219
Martin Marietta Materials, Inc. (Construction Materials)	63		13,060
Masco Corp. (Building Products)	189		7,643
Mattel, Inc. (Leisure Products)	441		5,799
McCormick & Co., Inc. (Food Products)	126		13,405
McKesson Corp. (Health Care Providers & Services)	378		53,249
Medtronic PLC (Health Care Equipment & Supplies)	1,323		106,131
Merck & Co., Inc. (Pharmaceuticals)	2,898		157,854
MetLife, Inc. (Insurance)	1,764		80,950
MGM Resorts International (Hotels, Restaurants & Leisure)	504		17,650
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	189		17,244
Mohawk Industries, Inc.* (Household Durables)	63		14,630
Molson Coors Brewing Co. - Class B (Beverages)	315		23,729
Mondelez International, Inc. - Class A (Food Products)	2,520		105,159
Monsanto Co. (Chemicals)	378		44,109
Morgan Stanley (Capital Markets)	2,331		125,780
Mylan N.V.* (Pharmaceuticals)	882		36,312
National Oilwell Varco, Inc. (Energy Equipment & Services)	630		23,190
Navient Corp. (Consumer Finance)	441		5,786
Newell Rubbermaid, Inc. (Household Durables)	819		20,867
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	315		7,692
Newmont Mining Corp. (Metals & Mining)	882		34,460
News Corp. - Class A (Media)	630		9,954
News Corp. - Class B (Media)	189		3,043
NextEra Energy, Inc. (Electric Utilities)	378		61,739
Nielsen Holdings PLC (Professional Services)	567		18,025
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	756		50,229
NiSource, Inc. (Multi-Utilities)	567		13,557
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	819		24,816

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nordstrom, Inc. (Multiline Retail)	189	$9,149
Norfolk Southern Corp. (Road & Rail)	252	34,217
Northern Trust Corp. (Capital Markets)	189	19,492
Northrop Grumman Corp. (Aerospace & Defense)	126	43,989
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	252	7,694
Nucor Corp. (Metals & Mining)	567	34,638
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,323	85,942
Omnicom Group, Inc. (Media)	378	27,469
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	693	39,446
Oracle Corp. (Software)	2,520	115,290
O’Reilly Automotive, Inc.* (Specialty Retail)	63	15,585
PACCAR, Inc. (Machinery)	630	41,686
Packaging Corp. of America (Containers & Packaging)	63	7,100
Parker-Hannifin Corp. (Machinery)	126	21,550
Paychex, Inc. (IT Services)	189	11,641
Pentair PLC (Machinery)	252	17,169
People’s United Financial, Inc. (Banks)	567	10,580
PepsiCo, Inc. (Beverages)	1,260	137,529
PerkinElmer, Inc. (Life Sciences Tools & Services)	63	4,770
Perrigo Co. PLC (Pharmaceuticals)	126	10,501
Pfizer, Inc. (Pharmaceuticals)	5,481	194,521
PG&E Corp. (Electric Utilities)	882	38,746
Philip Morris International, Inc. (Tobacco)	1,323	131,506
Phillips 66 (Oil, Gas & Consumable Fuels)	693	66,473
Pinnacle West Capital Corp. (Electric Utilities)	189	15,082
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	315	54,111
PNC Financial Services Group, Inc. (Banks)	819	123,866
PPG Industries, Inc. (Chemicals)	252	28,123
PPL Corp. (Electric Utilities)	1,197	33,863
Praxair, Inc. (Chemicals)	252	36,364
Principal Financial Group, Inc. (Insurance)	252	15,349
Prudential Financial, Inc. (Insurance)	693	71,760
Public Service Enterprise Group, Inc. (Multi-Utilities)	882	44,312
Public Storage (Equity Real Estate Investment Trusts)	126	25,249
PVH Corp. (Textiles, Apparel & Luxury Goods)	126	19,080
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,638	90,762
Quanta Services, Inc.* (Construction & Engineering)	252	8,656
Quest Diagnostics, Inc. (Health Care Providers & Services)	252	25,276
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	126	14,087
Range Resources Corp. (Oil, Gas & Consumable Fuels)	378	5,496
Raymond James Financial, Inc. (Capital Markets)	126	11,266
Raytheon Co. (Aerospace & Defense)	189	40,790
Realty Income Corp. (Equity Real Estate Investment Trusts)	504	26,072
Regency Centers Corp. (Equity Real Estate Investment Trusts)	252	14,863
Regions Financial Corp. (Banks)	1,890	35,116
Republic Services, Inc. - Class A (Commercial Services & Supplies)	189	12,517
Robert Half International, Inc. (Professional Services)	63	3,647
Rockwell Automation, Inc. (Electrical Equipment)	63	10,975
Ross Stores, Inc. (Specialty Retail)	252	19,651
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	126	14,835
SCANA Corp. (Multi-Utilities)	252	9,463
Schlumberger, Ltd. (Energy Equipment & Services)	2,331	151,002
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	504	29,494
Sealed Air Corp. (Containers & Packaging)	189	8,087
Sempra Energy (Multi-Utilities)	441	49,047
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	252	38,896
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	126	12,201
Snap-on, Inc. (Machinery)	126	18,590
Southwest Airlines Co. (Airlines)	315	18,043
Stanley Black & Decker, Inc. (Machinery)	63	9,652
Starbucks Corp. (Hotels, Restaurants & Leisure)	882	51,059
State Street Corp. (Capital Markets)	630	62,830
Stericycle, Inc.* (Commercial Services & Supplies)	126	7,375
SunTrust Banks, Inc. (Banks)	819	55,725
Symantec Corp. (Software)	567	14,657
Synchrony Financial (Consumer Finance)	1,197	40,135
Sysco Corp. (Food & Staples Retailing)	819	49,107
Take-Two Interactive Software, Inc.* (Software)	63	6,160
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	315	16,572
Target Corp. (Multiline Retail)	945	65,611
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	189	18,881
TechnipFMC PLC (Energy Equipment & Services)	756	22,264
Textron, Inc. (Aerospace & Defense)	441	26,006
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,134	12,893
The Allstate Corp. (Insurance)	315	29,862
The Bank of New York Mellon Corp. (Capital Markets)	1,701	87,652
The Clorox Co. (Household Products)	126	16,772
The Coca-Cola Co. (Beverages)	3,591	155,957
The Gap, Inc. (Specialty Retail)	378	11,794
The Goldman Sachs Group, Inc. (Capital Markets)	630	158,671
The Goodyear Tire & Rubber Co. (Auto Components)	441	11,722
The Hershey Co. (Food Products)	126	12,469
The Interpublic Group of Cos., Inc. (Media)	630	14,509
The JM Smucker Co. - Class A (Food Products)	189	23,438
The Kraft Heinz Co. (Food Products)	1,008	62,787
The Kroger Co. (Food & Staples Retailing)	1,512	36,197

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Macerich Co. (Equity Real Estate Investment Trusts)	189	$10,588
The Mosaic Co. (Chemicals)	567	13,767
The NASDAQ OMX Group, Inc. (Capital Markets)	126	10,864
The Procter & Gamble Co. (Household Products)	2,709	214,769
The Southern Co. (Electric Utilities)	1,701	75,967
The TJX Cos., Inc. (Specialty Retail)	567	46,244
The Travelers Cos., Inc. (Insurance)	441	61,237
The Walt Disney Co. (Media)	1,386	139,209
The Western Union Co. (IT Services)	504	9,692
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,386	34,456
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	189	39,021
Tiffany & Co. (Specialty Retail)	126	12,305
Time Warner, Inc. (Media)	1,323	125,129
Torchmark Corp. (Insurance)	126	10,605
Tractor Supply Co. (Specialty Retail)	126	7,941
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	126	5,152
Twenty-First Century Fox, Inc. - Class A (Media)	1,827	67,033
Twenty-First Century Fox, Inc. - Class B (Media)	756	27,496
Tyson Foods, Inc. - Class A (Food Products)	504	36,888
U.S. Bancorp (Banks)	2,709	136,805
UDR, Inc. (Equity Real Estate Investment Trusts)	126	4,488
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	63	12,869
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	315	5,150
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	315	4,520
Union Pacific Corp. (Road & Rail)	630	84,690
United Continental Holdings, Inc.* (Airlines)	441	30,636
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	630	65,935
United Technologies Corp. (Aerospace & Defense)	1,260	158,533
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	126	14,920
Unum Group (Insurance)	378	17,997
V.F. Corp. (Textiles, Apparel & Luxury Goods)	189	14,009
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	756	70,134
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	63	7,727
Ventas, Inc. (Equity Real Estate Investment Trusts)	630	31,204
Verisk Analytics, Inc.* - Class A (Professional Services)	126	13,104
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,056	337,418
Viacom, Inc. - Class B (Media)	630	19,568
Vornado Realty Trust (Equity Real Estate Investment Trusts)	126	8,480
Vulcan Materials Co. (Construction Materials)	126	14,385
W.W. Grainger, Inc. (Trading Companies & Distributors)	63	17,783
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,449	94,866
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,457	218,600
WEC Energy Group, Inc. (Multi-Utilities)	315	19,751
Wells Fargo & Co. (Banks)	7,497	392,917
Welltower, Inc. (Equity Real Estate Investment Trusts)	630	34,291
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	504	46,504
WestRock Co. (Containers & Packaging)	441	28,299
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,260	44,099
Whirlpool Corp. (Household Durables)	126	19,292
Willis Towers Watson PLC (Insurance)	126	19,176
Xcel Energy, Inc. (Electric Utilities)	882	40,113
Xerox Corp. (Technology Hardware, Storage & Peripherals)	378	10,879
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	189	13,653
XL Group, Ltd. (Insurance)	441	24,370
Xylem, Inc. (Machinery)	126	9,692
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	315	26,816
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	126	13,739
Zions Bancorp (Banks)	315	16,610
TOTAL COMMON STOCKS (Cost $12,259,728)		18,223,188

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $114,021	$114,000	$114,000
TOTAL REPURCHASE AGREEMENTS (Cost $114,000)		114,000

TOTAL INVESTMENT SECURITIES (Cost $12,373,728) - 101.1%		18,337,188
Net other assets (liabilities) - (1.1)%		(204,058)

NET ASSETS - 100.0%		$18,133,130

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$448,719	2.4%
Air Freight & Logistics	142,907	0.8%
Airlines	138,912	0.8%
Auto Components	18,051	0.1%
Automobiles	165,340	0.9%
Banks	2,232,720	12.3%
Beverages	346,443	1.9%
Biotechnology	187,744	1.0%
Building Products	68,519	0.4%
Capital Markets	604,363	3.3%
Chemicals	560,347	3.0%
Commercial Services & Supplies	19,892	0.1%
Communications Equipment	222,211	1.2%
Construction & Engineering	34,255	0.2%
Construction Materials	27,445	0.2%
Consumer Finance	216,727	1.2%
Containers & Packaging	103,029	0.6%
Distributors	32,203	0.2%
Diversified Consumer Services	3,202	NM
Diversified Financial Services	664,952	3.7%
Diversified Telecommunication Services	737,158	4.1%
Electric Utilities	603,078	3.3%
Electrical Equipment	123,185	0.7%
Electronic Equipment, Instruments & Components	22,032	0.1%
Energy Equipment & Services	299,254	1.7%
Equity Real Estate Investment Trusts	510,375	2.8%
Food & Staples Retailing	647,043	3.6%
Food Products	394,238	2.2%
Health Care Equipment & Supplies	276,061	1.5%
Health Care Providers & Services	437,186	2.4%
Hotels, Restaurants & Leisure	175,804	1.0%
Household Durables	80,821	0.4%
Household Products	334,456	1.8%
Independent Power & Renewable Electricity Producers	20,587	0.1%
Industrial Conglomerates	272,404	1.5%
Insurance	785,029	4.3%
Internet & Direct Marketing Retail	12,108	0.1%
Internet Software & Services	13,415	0.1%
IT Services	369,010	2.0%
Leisure Products	11,110	0.1%
Life Sciences Tools & Services	56,153	0.3%
Machinery	332,101	1.8%
Media	614,779	3.4%
Metals & Mining	108,947	0.6%
Multiline Retail	133,960	0.7%
Multi-Utilities	323,541	1.8%
Oil, Gas & Consumable Fuels	1,852,042	10.2%
Personal Products	14,988	0.1%
Pharmaceuticals	873,531	4.9%
Professional Services	72,589	0.4%
Road & Rail	133,208	0.7%
Semiconductors & Semiconductor Equipment	294,369	1.6%
Software	180,709	1.0%
Specialty Retail	285,019	1.6%
Technology Hardware, Storage & Peripherals	194,050	1.1%
Textiles, Apparel & Luxury Goods	130,610	0.7%
Tobacco	221,808	1.2%
Trading Companies & Distributors	28,101	0.2%
Water Utilities	10,348	0.1%
Other**	(90,058)	(0.5)%
Total	$18,133,130	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.2%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $33,882,167	$33,876,000	$33,876,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,876,000)		33,876,000

TOTAL INVESTMENT SECURITIES (Cost $33,876,000) - 98.2%		33,876,000
Net other assets (liabilities) - 1.8%		633,417

NET ASSETS - 100.0%		$34,509,417

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $4,078,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	30	6/18/18	$5,645,700	$(131,159)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/18	2.19%	$8,227,799	$122,124
S&P MidCap 400	UBS AG	4/27/18	2.19%	20,634,525	306,274
				$28,862,324	$428,398

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,251	$364,028
ACI Worldwide, Inc.* (Software)	1,668	39,565
Acxiom Corp.* (IT Services)	973	22,097
Akorn, Inc.* (Pharmaceuticals)	2,641	49,413
ALLETE, Inc. (Electric Utilities)	695	50,214
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,641	32,616
AMC Networks, Inc.* - Class A (Media)	834	43,118
American Eagle Outfitters, Inc. (Specialty Retail)	2,919	58,176
AptarGroup, Inc. (Containers & Packaging)	834	74,918
Aqua America, Inc. (Water Utilities)	3,058	104,155
BancorpSouth Bank (Banks)	1,112	35,362
Bank of Hawaii Corp. (Banks)	556	46,204
Bank of the Ozarks, Inc. (Banks)	3,475	167,738
Belden, Inc. (Electronic Equipment, Instruments & Components)	556	38,331
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	556	139,044
Bio-Techne Corp. (Life Sciences Tools & Services)	1,112	167,957
Blackbaud, Inc. (Software)	1,390	141,516
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,363	75,285
Broadridge Financial Solutions, Inc. (IT Services)	3,336	365,927
Brown & Brown, Inc. (Insurance)	4,170	106,084
Brunswick Corp. (Leisure Products)	1,112	66,042
Cable One, Inc. (Media)	139	95,508
Camden Property Trust (Equity Real Estate Investment Trusts)	1,390	117,010
Cantel Medical Corp. (Health Care Equipment & Supplies)	973	108,402
Carlisle Cos., Inc. (Industrial Conglomerates)	834	87,078
Cars.com, Inc.* (Internet Software & Services)	1,112	31,503
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	973	101,289
Catalent, Inc.* (Pharmaceuticals)	3,892	159,805
Cathay General Bancorp, Inc. (Banks)	1,390	55,572
CDK Global, Inc. (Software)	3,614	228,910
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,390	148,369
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	278	67,846
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,807	73,418
CNO Financial Group, Inc. (Insurance)	4,865	105,425
Cognex Corp. (Electronic Equipment, Instruments & Components)	5,004	260,157
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	695	130,243
Commerce Bancshares, Inc. (Banks)	1,390	83,275
CommVault Systems, Inc.* (Software)	556	31,803
Copart, Inc.* (Commercial Services & Supplies)	5,838	297,328
Core Laboratories N.V. (Energy Equipment & Services)	556	60,171
CoreLogic, Inc.* (IT Services)	2,363	106,878
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	973	97,553
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,251	32,313
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,394	55,500
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	278	44,258
Crane Co. (Machinery)	695	64,454
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,251	50,428
Cullen/Frost Bankers, Inc. (Banks)	834	88,462
Curtiss-Wright Corp. (Aerospace & Defense)	695	93,874
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,394	108,442
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,251	64,064
Dana Holding Corp. (Auto Components)	2,641	68,032
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,641	148,794
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	417	37,543
Delphi Technologies PLC (Auto Components)	2,502	119,221
Deluxe Corp. (Commercial Services & Supplies)	695	51,437
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,251	292,184
Donaldson Co., Inc. (Machinery)	2,224	100,191
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,919	107,302
DST Systems, Inc. (IT Services)	695	58,137
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,363	141,047
Dycom Industries, Inc.* (Construction & Engineering)	834	89,764
Eagle Materials, Inc. (Construction Materials)	1,390	143,240
East West Bancorp, Inc. (Banks)	4,170	260,791
Eaton Vance Corp. (Capital Markets)	3,475	193,453
Encompass Health Corp. (Health Care Providers & Services)	2,780	158,933
Energizer Holdings, Inc. (Household Products)	695	41,408
Evercore Partners, Inc. - Class A (Capital Markets)	1,251	109,087
FactSet Research Systems, Inc. (Capital Markets)	1,112	221,755
Fair Isaac Corp. (Software)	834	141,255
Federated Investors, Inc. - Class B (Capital Markets)	2,780	92,852
First American Financial Corp. (Insurance)	1,807	106,035
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,475	101,574

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,112	$78,930
Flowers Foods, Inc. (Food Products)	2,363	51,655
Fortinet, Inc.* (Software)	4,170	223,429
Gentex Corp. (Auto Components)	4,865	111,992
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,085	103,875
Graco, Inc. (Machinery)	4,865	222,429
Granite Construction, Inc. (Construction & Engineering)	556	31,058
Hancock Holding Co. (Banks)	1,112	57,490
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,807	50,072
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,085	90,656
Helen of Troy, Ltd.* (Household Durables)	417	36,279
Herman Miller, Inc. (Commercial Services & Supplies)	1,668	53,293
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,390	60,910
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,946	169,302
Home BancShares, Inc. (Banks)	2,224	50,729
Hubbell, Inc. (Electrical Equipment)	834	101,565
ICU Medical, Inc.* (Health Care Equipment & Supplies)	417	105,251
IDACORP, Inc. (Electric Utilities)	834	73,617
IDEX Corp. (Machinery)	2,224	316,943
ILG, Inc. (Hotels, Restaurants & Leisure)	2,224	69,189
Ingredion, Inc. (Food Products)	973	125,439
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,753	114,692
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,085	140,195
InterDigital, Inc. (Communications Equipment)	973	71,613
ITT, Inc. (Machinery)	1,390	68,082
j2 Global, Inc. (Internet Software & Services)	1,390	109,699
Jabil, Inc. (Electronic Equipment, Instruments & Components)	5,004	143,765
Jack Henry & Associates, Inc. (IT Services)	2,224	268,993
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	556	47,443
Janus Henderson Group PLC (Capital Markets)	5,143	170,182
John Wiley & Sons, Inc. - Class A (Media)	417	26,563
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	834	145,650
KB Home (Household Durables)	2,363	67,227
Kemper Corp. (Insurance)	1,390	79,230
Kennametal, Inc. (Machinery)	973	39,076
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,641	138,362
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,668	118,361
KLX, Inc.* (Aerospace & Defense)	1,390	98,773
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,807	83,140
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,363	150,429
Lamb Weston Holding, Inc. (Food Products)	4,170	242,778
Lancaster Colony Corp. (Food Products)	278	34,233
Landstar System, Inc. (Road & Rail)	834	91,448
LendingTree, Inc.* (Thrifts & Mortgage Finance)	278	91,226
Lennox International, Inc. (Building Products)	1,112	227,259
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,085	82,837
Life Storage, Inc. (Equity Real Estate Investment Trusts)	695	58,046
Lincoln Electric Holdings, Inc. (Machinery)	973	87,521
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	695	144,685
LivaNova PLC* (Health Care Equipment & Supplies)	1,251	110,714
Live Nation Entertainment, Inc.* (Media)	3,892	164,009
LogMeIn, Inc. (Internet Software & Services)	1,529	176,676
Louisiana-Pacific Corp. (Paper & Forest Products)	4,170	119,971
Manhattan Associates, Inc.* (Software)	1,251	52,392
MarketAxess Holdings, Inc. (Capital Markets)	1,112	241,793
Masimo Corp.* (Health Care Equipment & Supplies)	1,390	122,251
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,251	37,417
MAXIMUS, Inc. (IT Services)	1,807	120,599
MB Financial, Inc. (Banks)	1,251	50,640
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,838	75,894
Medidata Solutions, Inc.* (Health Care Technology)	1,668	104,767
Meredith Corp. (Media)	695	37,391
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,336	215,906
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,529	176,829
Molina Healthcare, Inc.* (Health Care Providers & Services)	695	56,420
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,112	128,736
MSA Safety, Inc. (Commercial Services & Supplies)	695	57,852
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	556	50,991
MSCI, Inc. - Class A (Capital Markets)	2,641	394,751
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,058	154,643
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,807	70,943
NewMarket Corp. (Chemicals)	139	55,834
Nordson Corp. (Machinery)	1,529	208,464
Nu Skin Enterprises, Inc. - Class A (Personal Products)	695	51,228
NuVasive, Inc.* (Health Care Equipment & Supplies)	834	43,543
NVR, Inc.* (Household Durables)	139	389,200
Old Dominion Freight Line, Inc. (Road & Rail)	1,946	286,003
Olin Corp. (Chemicals)	2,780	84,484

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ONE Gas, Inc. (Gas Utilities)	695	$45,884
Orbital ATK, Inc. (Aerospace & Defense)	1,668	221,194
Oshkosh Corp. (Machinery)	973	75,184
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	278	15,929
Pinnacle Financial Partners, Inc. (Banks)	1,251	80,314
Plantronics, Inc. (Communications Equipment)	556	33,566
PNM Resources, Inc. (Electric Utilities)	1,390	53,168
Polaris Industries, Inc. (Leisure Products)	1,668	191,019
PolyOne Corp. (Chemicals)	1,529	65,013
Pool Corp. (Distributors)	1,112	162,597
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,112	57,880
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	973	32,810
Primerica, Inc. (Insurance)	1,251	120,846
PTC, Inc.* (Software)	1,946	151,807
Quality Care Properties* (Equity Real Estate Investment Trusts)	834	16,205
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,224	78,240
RenaissanceRe Holdings, Ltd. (Insurance)	556	77,012
Rollins, Inc. (Commercial Services & Supplies)	2,780	141,863
Royal Gold, Inc. (Metals & Mining)	1,946	167,103
RPM International, Inc. (Chemicals)	1,668	79,514
Sabre Corp. (IT Services)	2,641	56,649
Sanderson Farms, Inc. (Food Products)	417	49,631
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,529	63,606
SEI Investments Co. (Capital Markets)	3,753	281,137
Sensient Technologies Corp. (Chemicals)	556	39,242
Service Corp. International (Diversified Consumer Services)	5,282	199,342
Signature Bank* (Banks)	556	78,924
Silgan Holdings, Inc. (Containers & Packaging)	834	23,227
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,251	112,465
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,224	138,466
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,892	151,360
SLM Corp.* (Consumer Finance)	8,479	95,050
Sotheby’s* - Class A (Diversified Consumer Services)	1,112	57,057
Southwest Gas Corp. (Gas Utilities)	695	47,003
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,614	84,821
STERIS PLC (Health Care Equipment & Supplies)	1,529	142,747
Sterling Bancorp (Banks)	4,309	97,168
Synovus Financial Corp. (Banks)	3,475	173,542
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,112	24,464
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	834	47,463
Teledyne Technologies, Inc.* (Aerospace & Defense)	973	182,116
Teleflex, Inc. (Health Care Equipment & Supplies)	1,251	318,980
Tempur Sealy International, Inc.* (Household Durables)	556	25,181
Tenet Healthcare Corp.* (Health Care Providers & Services)	973	23,595
Teradata Corp.* (IT Services)	2,224	88,226
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,560	254,147
Terex Corp. (Machinery)	973	36,400
Texas Capital Bancshares, Inc.* (Banks)	1,390	124,961
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,251	72,283
The Boston Beer Co., Inc.* - Class A (Beverages)	139	26,278
The Brink’s Co. (Commercial Services & Supplies)	1,390	99,177
The Chemours Co. (Chemicals)	5,282	257,285
The Dun & Bradstreet Corp. (Professional Services)	556	65,052
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,946	39,835
The Hain Celestial Group, Inc.* (Food Products)	1,251	40,120
The New York Times Co. - Class A (Media)	3,614	87,097
The Scotts Miracle-Gro Co. - Class A (Chemicals)	556	47,677
The Timken Co. (Machinery)	973	44,369
The Toro Co. (Machinery)	3,058	190,972
The Ultimate Software Group, Inc.* (Software)	834	203,246
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,641	46,350
Thor Industries, Inc. (Automobiles)	1,390	160,086
Toll Brothers, Inc. (Household Durables)	4,170	180,353
Tootsie Roll Industries, Inc. (Food Products)	279	8,209
TRI Pointe Group, Inc.* (Household Durables)	4,309	70,797
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,089	254,353
Tupperware Brands Corp. (Household Durables)	695	33,624
Tyler Technologies, Inc.* (Software)	973	205,264
United Therapeutics Corp.* (Biotechnology)	834	93,708
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,224	36,140
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,668	35,612
Valmont Industries, Inc. (Construction & Engineering)	278	40,671
Valvoline, Inc. (Chemicals)	3,475	76,902
Vectren Corp. (Multi-Utilities)	1,529	97,734
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,197	120,303
ViaSat, Inc.* (Communications Equipment)	556	36,540
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,807	33,610
Wabtec Corp. (Machinery)	973	79,202
Washington Federal, Inc. (Thrifts & Mortgage Finance)	973	33,666
Watsco, Inc. (Trading Companies & Distributors)	417	75,464
Webster Financial Corp. (Banks)	1,529	84,707
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,390	39,031

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WellCare Health Plans, Inc.* (Health Care Providers & Services)	834	$161,487
Werner Enterprises, Inc. (Road & Rail)	695	25,368
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,251	110,451
WEX, Inc.* (IT Services)	1,112	174,161
WGL Holdings, Inc. (Gas Utilities)	556	46,509
Wintrust Financial Corp. (Banks)	834	71,766
Woodward, Inc. (Machinery)	834	59,764
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,529	212,822
TOTAL COMMON STOCKS (Cost $19,182,700)		25,949,278

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $46,008	$46,000	$46,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

TOTAL INVESTMENT SECURITIES (Cost $19,228,700) - 100.4%		25,995,278
Net other assets (liabilities) - (0.4)%		(91,369)

NET ASSETS - 100.0%		$25,903,909

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$595,957	2.3%
Auto Components	299,245	1.2%
Automobiles	160,086	0.6%
Banks	1,607,645	6.2%
Beverages	26,278	0.1%
Biotechnology	93,708	0.4%
Building Products	227,259	0.9%
Capital Markets	1,845,205	7.1%
Chemicals	705,951	2.7%
Commercial Services & Supplies	791,606	3.1%
Communications Equipment	141,719	0.5%
Construction & Engineering	161,493	0.6%
Construction Materials	143,240	0.6%
Consumer Finance	95,050	0.4%
Containers & Packaging	98,145	0.4%
Distributors	162,597	0.6%
Diversified Consumer Services	256,399	1.0%
Electric Utilities	176,999	0.7%
Electrical Equipment	101,565	0.4%
Electronic Equipment, Instruments & Components	1,510,971	5.8%
Energy Equipment & Services	60,171	0.3%
Equity Real Estate Investment Trusts	1,766,472	6.8%
Food & Staples Retailing	84,821	0.3%
Food Products	552,065	2.1%
Gas Utilities	139,396	0.5%
Health Care Equipment & Supplies	1,699,544	6.6%
Health Care Providers & Services	400,435	1.5%
Health Care Technology	137,383	0.5%
Hotels, Restaurants & Leisure	1,073,886	4.1%
Household Durables	802,661	3.1%
Household Products	41,408	0.2%
Industrial Conglomerates	87,078	0.3%
Insurance	594,632	2.3%
Internet Software & Services	317,878	1.2%
IT Services	1,261,667	4.9%
Leisure Products	257,061	1.0%
Life Sciences Tools & Services	455,370	1.8%
Machinery	1,593,051	6.1%
Media	453,686	1.8%
Metals & Mining	167,103	0.6%
Multi-Utilities	97,734	0.4%
Oil, Gas & Consumable Fuels	37,417	0.1%
Paper & Forest Products	119,971	0.5%
Personal Products	51,228	0.2%
Pharmaceuticals	242,028	0.9%
Professional Services	65,052	0.3%
Real Estate Management & Development	145,650	0.6%
Road & Rail	485,959	1.9%
Semiconductors & Semiconductor Equipment	1,434,296	5.5%
Software	1,419,187	5.5%
Specialty Retail	58,176	0.2%
Textiles, Apparel & Luxury Goods	290,192	1.1%
Thrifts & Mortgage Finance	124,892	0.5%
Trading Companies & Distributors	126,455	0.5%
Water Utilities	104,155	0.4%
Other**	(45,369)	(0.2)%
Total	$25,903,909	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,028	$23,505
Aaron’s, Inc. (Specialty Retail)	1,092	50,887
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,456	57,046
ACI Worldwide, Inc.* (Software)	988	23,435
Acxiom Corp.* (IT Services)	780	17,714
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,040	49,452
AECOM Technology Corp.* (Construction & Engineering)	2,808	100,050
AGCO Corp. (Machinery)	1,144	74,188
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,196	27,663
Alleghany Corp. (Insurance)	260	159,754
Allegheny Technologies, Inc.* (Metals & Mining)	2,236	52,948
ALLETE, Inc. (Electric Utilities)	416	30,056
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,508	18,624
AMC Networks, Inc.* - Class A (Media)	312	16,130
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,392	92,380
American Eagle Outfitters, Inc. (Specialty Retail)	1,196	23,836
American Financial Group, Inc. (Insurance)	1,196	134,215
AptarGroup, Inc. (Containers & Packaging)	572	51,383
Aqua America, Inc. (Water Utilities)	1,248	42,507
ARRIS International PLC* (Communications Equipment)	3,068	81,517
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,560	120,152
Ashland Global Holdings, Inc. (Chemicals)	1,092	76,210
Aspen Insurance Holdings, Ltd. (Insurance)	1,040	46,644
Associated Banc-Corp. (Banks)	3,016	74,948
Atmos Energy Corp. (Gas Utilities)	1,976	166,457
AutoNation, Inc.* (Specialty Retail)	1,040	48,651
Avis Budget Group, Inc.* (Road & Rail)	1,248	58,456
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,132	89,032
BancorpSouth Bank (Banks)	780	24,804
Bank of Hawaii Corp. (Banks)	364	30,248
Bed Bath & Beyond, Inc. (Specialty Retail)	2,496	52,391
Belden, Inc. (Electronic Equipment, Instruments & Components)	416	28,679
Bemis Co., Inc. (Containers & Packaging)	1,612	70,154
Big Lots, Inc. (Multiline Retail)	728	31,690
Black Hills Corp. (Multi-Utilities)	936	50,825
Brinker International, Inc. (Hotels, Restaurants & Leisure)	832	30,035
Brown & Brown, Inc. (Insurance)	1,456	37,041
Brunswick Corp. (Leisure Products)	832	49,412
Cable One, Inc. (Media)	52	35,730
Cabot Corp. (Chemicals)	1,092	60,846
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,536	46,817
Camden Property Trust (Equity Real Estate Investment Trusts)	780	65,660
Carlisle Cos., Inc. (Industrial Conglomerates)	572	59,723
Carpenter Technology Corp. (Metals & Mining)	832	36,708
Cars.com, Inc.* (Internet Software & Services)	572	16,205
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	260	27,066
Casey’s General Stores, Inc. (Food & Staples Retailing)	676	74,204
Cathay General Bancorp, Inc. (Banks)	520	20,790
Chemical Financial Corp. (Banks)	1,248	68,241
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	16,068	48,525
Ciena Corp.* (Communications Equipment)	2,548	65,993
Cinemark Holdings, Inc. (Media)	1,872	70,518
Clean Harbors, Inc.* (Commercial Services & Supplies)	884	43,148
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,536	54,560
Commerce Bancshares, Inc. (Banks)	780	46,730
Commercial Metals Co. (Metals & Mining)	2,080	42,557
CommVault Systems, Inc.* (Software)	364	20,821
Compass Minerals International, Inc. (Metals & Mining)	572	34,492
Convergys Corp. (IT Services)	1,612	36,463
Cooper Tire & Rubber Co. (Auto Components)	884	25,901
Core Laboratories N.V. (Energy Equipment & Services)	468	50,647
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,080	40,602
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,040	26,863
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,484	30,241
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	260	41,392
Crane Co. (Machinery)	520	48,225
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	936	37,730
Cullen/Frost Bankers, Inc. (Banks)	468	49,641
Curtiss-Wright Corp. (Aerospace & Defense)	312	42,142
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,392	40,568
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	988	50,595
Dana Holding Corp. (Auto Components)	936	24,111
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	260	23,408
Deluxe Corp. (Commercial Services & Supplies)	416	30,788
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,144	16,771
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,456	51,033

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,352	$20,821
Dillard’s, Inc. - Class A (Multiline Retail)	364	29,244
Domtar Corp. (Paper & Forest Products)	1,092	46,454
Donaldson Co., Inc. (Machinery)	884	39,824
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,040	38,230
Dril-Quip, Inc.* (Energy Equipment & Services)	676	30,285
DST Systems, Inc. (IT Services)	572	47,848
Edgewell Personal Care Co.* (Personal Products)	936	45,696
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,352	44,278
EMCOR Group, Inc. (Construction & Engineering)	1,040	81,047
Endo International PLC* (Pharmaceuticals)	3,536	21,004
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,716	107,868
Energizer Holdings, Inc. (Household Products)	572	34,080
EnerSys (Electrical Equipment)	728	50,501
Ensco PLCADR - Class A (Energy Equipment & Services)	7,696	33,785
EPR Properties (Equity Real Estate Investment Trusts)	1,144	63,378
Esterline Technologies Corp.* (Aerospace & Defense)	468	34,234
F.N.B. Corp. (Banks)	5,720	76,934
First American Financial Corp. (Insurance)	884	51,873
First Horizon National Corp. (Banks)	5,772	108,688
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	728	51,673
Flowers Foods, Inc. (Food Products)	1,820	39,785
Fulton Financial Corp. (Banks)	3,068	54,457
GameStop Corp. - Class A (Specialty Retail)	1,768	22,312
GATX Corp. (Trading Companies & Distributors)	676	46,299
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,092	77,304
Gentex Corp. (Auto Components)	1,820	41,897
Genworth Financial, Inc.* - Class A (Insurance)	8,788	24,870
Graham Holdings Co. - Class B (Diversified Consumer Services)	104	62,634
Granite Construction, Inc. (Construction & Engineering)	312	17,428
Great Plains Energy, Inc. (Electric Utilities)	3,796	120,675
Greif, Inc. - Class A (Containers & Packaging)	468	24,453
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,912	28,101
Halyard Health, Inc.* (Health Care Equipment & Supplies)	832	38,339
Hancock Holding Co. (Banks)	832	43,014
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,924	66,147
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,092	30,259
Helen of Troy, Ltd.* (Household Durables)	260	22,620
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	988	43,294
HNI Corp. (Commercial Services & Supplies)	780	28,150
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,120	152,443
Home BancShares, Inc. (Banks)	1,456	33,211
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,912	73,790
Hubbell, Inc. (Electrical Equipment)	468	56,993
IDACORP, Inc. (Electric Utilities)	416	36,720
ILG, Inc. (Hotels, Restaurants & Leisure)	520	16,177
Ingredion, Inc. (Food Products)	676	87,151
International Bancshares Corp. (Banks)	936	36,410
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	416	18,346
ITT, Inc. (Machinery)	728	35,657
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	208	17,749
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,664	56,093
JetBlue Airways Corp.* (Airlines)	5,668	115,174
John Wiley & Sons, Inc. - Class A (Media)	468	29,812
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	312	54,488
KBR, Inc. (Construction & Engineering)	2,496	40,410
Kennametal, Inc. (Machinery)	832	33,413
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,716	89,902
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	676	47,969
Kirby Corp.* (Marine)	936	72,025
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,144	52,635
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,560	19,640
Lancaster Colony Corp. (Food Products)	156	19,210
Landstar System, Inc. (Road & Rail)	208	22,807
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,976	57,324
Legg Mason, Inc. (Capital Markets)	1,508	61,300
Leidos Holdings, Inc. (IT Services)	2,496	163,238
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,352	53,715
Life Storage, Inc. (Equity Real Estate Investment Trusts)	416	34,744
LifePoint Health, Inc.* (Health Care Providers & Services)	676	31,772
Lincoln Electric Holdings, Inc. (Machinery)	520	46,774
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,612	26,937
Mallinckrodt PLC* (Pharmaceuticals)	1,508	21,835
Manhattan Associates, Inc.* (Software)	468	19,600
ManpowerGroup, Inc. (Professional Services)	1,144	131,674
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	988	29,551
MB Financial, Inc. (Banks)	728	29,469
MDU Resources Group, Inc. (Multi-Utilities)	3,432	96,646
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,912	37,856
MEDNAX, Inc.* (Health Care Providers & Services)	1,664	92,567
Mercury General Corp. (Insurance)	624	28,623
Meredith Corp. (Media)	312	16,786

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	624	$41,777
Molina Healthcare, Inc.* (Health Care Providers & Services)	416	33,771
MSA Safety, Inc. (Commercial Services & Supplies)	208	17,314
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	416	38,151
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,860	73,902
Murphy USA, Inc.* (Specialty Retail)	572	41,642
Nabors Industries, Ltd. (Energy Equipment & Services)	5,564	38,892
National Fuel Gas Co. (Gas Utilities)	1,508	77,587
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,612	63,287
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,080	65,561
NetScout Systems, Inc.* (Communications Equipment)	1,560	41,106
New Jersey Resources Corp. (Gas Utilities)	1,560	62,556
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,632	112,475
NewMarket Corp. (Chemicals)	104	41,775
NorthWestern Corp. (Multi-Utilities)	884	47,559
NOW, Inc.* (Trading Companies & Distributors)	1,924	19,663
Nu Skin Enterprises, Inc. - Class A (Personal Products)	468	34,496
NuVasive, Inc.* (Health Care Equipment & Supplies)	364	19,004
Oceaneering International, Inc. (Energy Equipment & Services)	1,716	31,815
Office Depot, Inc. (Specialty Retail)	9,100	19,565
OGE Energy Corp. (Electric Utilities)	3,536	115,875
Old Republic International Corp. (Insurance)	4,420	94,809
Olin Corp. (Chemicals)	1,248	37,927
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,484	94,208
ONE Gas, Inc. (Gas Utilities)	520	34,330
Oshkosh Corp. (Machinery)	676	52,235
Owens-Illinois, Inc.* (Containers & Packaging)	2,860	61,948
PacWest Bancorp (Banks)	2,236	110,750
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	260	14,898
Patterson Cos., Inc. (Health Care Providers & Services)	1,456	32,367
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,900	68,289
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,976	66,986
Pinnacle Financial Partners, Inc. (Banks)	520	33,384
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,276	35,676
Plantronics, Inc. (Communications Equipment)	260	15,696
PNM Resources, Inc. (Electric Utilities)	572	21,879
PolyOne Corp. (Chemicals)	520	22,110
Post Holdings, Inc.* (Food Products)	1,144	86,669
Potlatch Corp. (Equity Real Estate Investment Trusts)	364	18,946
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	312	10,521
Prosperity Bancshares, Inc. (Banks)	1,248	90,642
PTC, Inc.* (Software)	832	64,904
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,264	41,745
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,144	22,228
Rayonier, Inc. (Equity Real Estate Investment Trusts)	884	31,099
Regal Beloit Corp. (Electrical Equipment)	780	57,213
Reinsurance Group of America, Inc. (Insurance)	1,144	176,176
Reliance Steel & Aluminum Co. (Metals & Mining)	1,300	111,462
RenaissanceRe Holdings, Ltd. (Insurance)	364	50,418
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,028	23,403
RPM International, Inc. (Chemicals)	1,352	64,450
Ryder System, Inc. (Road & Rail)	936	68,131
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,120	55,068
Sabre Corp. (IT Services)	2,080	44,616
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,184	35,927
Sanderson Farms, Inc. (Food Products)	104	12,378
Science Applications International Corp. (IT Services)	780	61,464
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,212	65,960
Sensient Technologies Corp. (Chemicals)	416	29,361
Signature Bank* (Banks)	624	88,577
Signet Jewelers, Ltd. (Specialty Retail)	1,092	42,064
Silgan Holdings, Inc. (Containers & Packaging)	780	21,723
SLM Corp.* (Consumer Finance)	2,444	27,397
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,820	32,815
Sonoco Products Co. (Containers & Packaging)	1,768	85,748
Southwest Gas Corp. (Gas Utilities)	416	28,134
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,996	38,953
Steel Dynamics, Inc. (Metals & Mining)	4,160	183,954
STERIS PLC (Health Care Equipment & Supplies)	572	53,402
Sterling Bancorp (Banks)	1,352	30,488
Stifel Financial Corp. (Capital Markets)	1,248	73,919
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,704	22,795
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	624	28,536
Syneos Health, Inc.* (Life Sciences Tools & Services)	988	35,074
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	520	61,568
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	988	21,736
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	624	35,512
TCF Financial Corp. (Banks)	3,016	68,795
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	624	53,121

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TEGNA, Inc. (Media)	3,796	$43,236
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,612	45,184
Tempur Sealy International, Inc.* (Household Durables)	468	21,196
Tenet Healthcare Corp.* (Health Care Providers & Services)	832	20,176
Teradata Corp.* (IT Services)	780	30,943
Terex Corp. (Machinery)	780	29,180
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	416	24,036
The Boston Beer Co., Inc.* - Class A (Beverages)	104	19,661
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	728	35,104
The Dun & Bradstreet Corp. (Professional Services)	312	36,504
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	988	20,224
The Hain Celestial Group, Inc.* (Food Products)	1,092	35,020
The Hanover Insurance Group, Inc. (Insurance)	728	85,824
The Michaels Cos., Inc.* (Specialty Retail)	1,976	38,947
The Scotts Miracle-Gro Co. - Class A (Chemicals)	312	26,754
The Timken Co. (Machinery)	572	26,083
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,560	27,378
Tootsie Roll Industries, Inc. (Food Products)	209	6,148
Transocean, Ltd.* (Energy Equipment & Services)	7,696	76,190
TreeHouse Foods, Inc.* (Food Products)	988	37,811
Trinity Industries, Inc. (Machinery)	2,652	86,534
Trustmark Corp. (Banks)	1,196	37,267
Tupperware Brands Corp. (Household Durables)	520	25,157
UGI Corp. (Gas Utilities)	3,068	136,281
UMB Financial Corp. (Banks)	780	56,464
Umpqua Holdings Corp. (Banks)	3,900	83,499
United Bankshares, Inc. (Banks)	1,872	65,988
United Natural Foods, Inc.* (Food & Staples Retailing)	884	37,959
United States Steel Corp. (Metals & Mining)	3,120	109,793
United Therapeutics Corp.* (Biotechnology)	260	29,214
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,560	25,350
Urban Edge Properties (Equity Real Estate Investment Trusts)	832	17,763
Urban Outfitters, Inc.* (Specialty Retail)	1,404	51,892
Valley National Bancorp (Banks)	4,680	58,313
Valmont Industries, Inc. (Construction & Engineering)	260	38,038
Valvoline, Inc. (Chemicals)	1,404	31,071
Vectren Corp. (Multi-Utilities)	520	33,238
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,924	29,591
ViaSat, Inc.* (Communications Equipment)	624	41,009
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,196	22,246
W.R. Berkley Corp. (Insurance)	1,716	124,753
Wabtec Corp. (Machinery)	884	71,958
Washington Federal, Inc. (Thrifts & Mortgage Finance)	884	30,586
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,276	21,851
Watsco, Inc. (Trading Companies & Distributors)	312	56,464
Webster Financial Corp. (Banks)	676	37,450
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,300	36,504
WellCare Health Plans, Inc.* (Health Care Providers & Services)	312	60,413
Werner Enterprises, Inc. (Road & Rail)	364	13,286
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	520	45,911
Westar Energy, Inc. (Electric Utilities)	2,496	131,265
WGL Holdings, Inc. (Gas Utilities)	572	47,848
Williams-Sonoma, Inc. (Specialty Retail)	1,352	71,332
Wintrust Financial Corp. (Banks)	468	40,271
Woodward, Inc. (Machinery)	468	33,537
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,196	29,362
Worthington Industries, Inc. (Metals & Mining)	780	33,478
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,020	103,756
TOTAL COMMON STOCKS (Cost $11,350,636)		14,692,641

TOTAL INVESTMENT SECURITIES (Cost $11,350,636) - 99.6%		14,692,641
Net other assets (liabilities) - 0.4%		55,823

NET ASSETS - 100.0%		$14,748,464

*                           Non-income producing security.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$76,376	0.5%
Airlines	115,174	0.8%
Auto Components	91,909	0.6%
Banks	1,499,473	10.1%
Beverages	19,661	0.1%
Biotechnology	29,214	0.2%
Capital Markets	135,219	0.9%
Chemicals	432,281	2.9%
Commercial Services & Supplies	155,076	1.1%
Communications Equipment	245,321	1.7%
Construction & Engineering	276,973	1.9%
Consumer Finance	27,397	0.2%
Containers & Packaging	315,409	2.1%
Diversified Consumer Services	112,086	0.8%
Electric Utilities	522,617	3.5%
Electrical Equipment	164,707	1.1%
Electronic Equipment, Instruments & Components	513,931	3.5%
Energy Equipment & Services	392,872	2.7%
Equity Real Estate Investment Trusts	1,443,944	9.7%
Food & Staples Retailing	112,163	0.8%
Food Products	324,172	2.3%
Gas Utilities	553,193	3.8%
Health Care Equipment & Supplies	156,656	1.1%
Health Care Providers & Services	328,112	2.2%
Health Care Technology	18,624	0.1%
Hotels, Restaurants & Leisure	225,115	1.5%
Household Durables	68,973	0.5%
Household Products	34,080	0.2%
Industrial Conglomerates	59,723	0.4%
Insurance	1,015,000	6.9%
Internet Software & Services	16,205	0.1%
IT Services	402,286	2.7%
Leisure Products	49,412	0.3%
Life Sciences Tools & Services	35,074	0.2%
Machinery	577,608	3.9%
Marine	72,025	0.5%
Media	212,212	1.4%
Metals & Mining	605,392	4.2%
Multiline Retail	60,934	0.4%
Multi-Utilities	228,268	1.5%
Oil, Gas & Consumable Fuels	855,384	5.8%
Paper & Forest Products	46,454	0.3%
Personal Products	80,192	0.5%
Pharmaceuticals	53,360	0.4%
Professional Services	168,178	1.1%
Real Estate Management & Development	82,151	0.6%
Road & Rail	292,619	2.0%
Semiconductors & Semiconductor Equipment	158,507	1.1%
Software	128,760	0.9%
Specialty Retail	550,479	3.8%
Technology Hardware, Storage & Peripherals	109,887	0.7%
Textiles, Apparel & Luxury Goods	50,474	0.3%
Thrifts & Mortgage Finance	143,061	1.0%
Trading Companies & Distributors	160,577	1.1%
Water Utilities	42,507	0.3%
Wireless Telecommunication Services	45,184	0.3%
Other**	55,823	0.4%
Total	$14,748,464	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (58.7%)
Activision Blizzard, Inc. (Software)	4,710	$317,737
Adobe Systems, Inc.* (Software)	3,060	661,204
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	153,815
Align Technology, Inc.* (Health Care Equipment & Supplies)	510	128,076
Alphabet, Inc.* - Class A (Internet Software & Services)	1,860	1,929,080
Alphabet, Inc.* - Class C (Internet Software & Services)	2,160	2,228,666
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,000	4,342,020
American Airlines Group, Inc. (Airlines)	2,940	152,762
Amgen, Inc. (Biotechnology)	4,470	762,045
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,280	207,776
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,440	5,275,004
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,510	362,021
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	450	89,352
Autodesk, Inc.* (Software)	1,350	169,533
Automatic Data Processing, Inc. (IT Services)	2,760	313,205
Baidu, Inc.*ADR (Internet Software & Services)	1,740	388,351
Biogen, Inc.* (Biotechnology)	1,320	361,442
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,080	87,556
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	300	624,117
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,550	600,908
CA, Inc. (Software)	2,580	87,462
Cadence Design Systems, Inc.* (Software)	1,740	63,980
Celgene Corp.* (Biotechnology)	4,650	414,827
Cerner Corp.* (Health Care Technology)	2,070	120,060
Charter Communications, Inc.* - Class A (Media)	1,470	457,492
Check Point Software Technologies, Ltd.* (Software)	1,020	101,327
Cintas Corp. (Commercial Services & Supplies)	660	112,583
Cisco Systems, Inc. (Communications Equipment)	29,850	1,280,267
Citrix Systems, Inc.* (Software)	840	77,952
Cognizant Technology Solutions Corp. (IT Services)	3,630	292,215
Comcast Corp. - Class A (Media)	28,710	981,020
Costco Wholesale Corp. (Food & Staples Retailing)	2,730	514,413
CSX Corp. (Road & Rail)	5,490	305,848
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,850	132,867
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	70,937
Dish Network Corp.* - Class A (Media)	1,410	53,425
Dollar Tree, Inc.* (Multiline Retail)	1,470	139,503
eBay, Inc.* (Internet Software & Services)	6,270	252,305
Electronic Arts, Inc.* (Software)	1,890	229,144
Expedia, Inc. (Internet & Direct Marketing Retail)	870	96,057
Express Scripts Holding Co.* (Health Care Providers & Services)	3,510	242,470
Facebook, Inc.* - Class A (Internet Software & Services)	14,850	2,372,882
Fastenal Co. (Trading Companies & Distributors)	1,770	96,624
Fiserv, Inc.* (IT Services)	2,580	183,980
Gilead Sciences, Inc. (Biotechnology)	8,130	612,920
Hasbro, Inc. (Leisure Products)	780	65,754
Henry Schein, Inc.* (Health Care Providers & Services)	960	64,522
Hologic, Inc.* (Health Care Equipment & Supplies)	1,710	63,886
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	103,351
Illumina, Inc.* (Life Sciences Tools & Services)	900	212,778
Incyte Corp.* (Biotechnology)	1,320	109,996
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,920	1,506,153
Intuit, Inc. (Software)	1,590	275,627
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	690	284,852
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	80,834
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,700	230,793
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	104,650
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,020	207,223
Liberty Global PLC* - Class A (Media)	1,350	42,269
Liberty Global PLC* - Class C (Media)	3,570	108,635
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	2,790	70,224
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,220	301,876
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	104,783
Mercadolibre, Inc. (Internet Software & Services)	270	96,225
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,440	131,558
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,170	373,844
Microsoft Corp. (Software)	47,700	4,353,578
Mondelez International, Inc. - Class A (Food Products)	9,210	384,333
Monster Beverage Corp.* (Beverages)	3,480	199,091
Mylan N.V.* (Pharmaceuticals)	3,330	137,096
Netease.com, Inc.ADR (Internet Software & Services)	480	134,587

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,700	$797,445
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,750	868,463
O’Reilly Automotive, Inc.* (Specialty Retail)	510	126,164
PACCAR, Inc. (Machinery)	2,190	144,912
Paychex, Inc. (IT Services)	2,220	136,730
PayPal Holdings, Inc.* (IT Services)	7,440	564,472
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,180	508,664
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	227,278
Ross Stores, Inc. (Specialty Retail)	2,370	184,813
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,770	103,580
Shire Pharmaceuticals Group PLCADR (Biotechnology)	420	62,744
Sirius XM Holdings, Inc. (Media)	27,840	173,722
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	114,296
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,700	503,642
Symantec Corp. (Software)	3,840	99,264
Synopsys, Inc.* (Software)	930	77,413
Take-Two Interactive Software, Inc.* (Software)	720	70,402
Tesla Motors, Inc.* (Automobiles)	1,050	279,437
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,090	632,690
The Kraft Heinz Co. (Food Products)	7,560	470,913
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,280	322,291
Twenty-First Century Fox, Inc. - Class A (Media)	6,540	239,953
Twenty-First Century Fox, Inc. - Class B (Media)	4,950	180,032
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	79,665
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	106,080
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,560	254,249
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,940	81,791
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,150	402,641
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,830	168,854
Workday, Inc.* - Class A (Software)	840	106,772
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	630	114,887
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,590	114,862
TOTAL COMMON STOCKS (Cost $12,575,648)		46,514,869

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $32,198,860	$32,193,000	$32,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,193,000)		32,193,000

TOTAL INVESTMENT SECURITIES (Cost $44,768,648) - 99.3%		78,707,869
Net other assets (liabilities) - 0.7%		567,416

NET ASSETS - 100.0%		$79,275,285

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $3,464,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	81	6/18/18	$10,674,990	$(585,298)

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/18	2.29%	$3,256,494	$26,061
NASDAQ-100 Index	UBS AG	4/27/18	2.24%	18,835,270	146,787
				$22,091,764	$172,848

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Airlines	$152,762	0.2%
Automobiles	279,437	0.4%
Beverages	199,091	0.3%
Biotechnology	3,046,872	3.7%
Commercial Services & Supplies	112,583	0.1%
Communications Equipment	1,280,267	1.6%
Food & Staples Retailing	917,054	1.1%
Food Products	855,246	1.1%
Health Care Equipment & Supplies	651,102	0.8%
Health Care Providers & Services	306,992	0.4%
Health Care Technology	120,060	0.2%
Hotels, Restaurants & Leisure	920,405	1.2%
Internet & Direct Marketing Retail	6,293,523	7.8%
Internet Software & Services	7,402,096	9.4%
IT Services	1,490,602	1.9%
Leisure Products	65,754	0.1%
Life Sciences Tools & Services	212,778	0.3%
Machinery	144,912	0.2%
Media	2,236,548	2.8%
Multiline Retail	139,503	0.2%
Pharmaceuticals	137,096	0.2%
Professional Services	106,080	0.1%
Road & Rail	386,682	0.6%
Semiconductors & Semiconductor Equipment	5,927,243	7.5%
Software	6,691,395	8.4%
Specialty Retail	390,642	0.5%
Technology Hardware, Storage & Peripherals	5,547,438	7.0%
Trading Companies & Distributors	96,624	0.1%
Wireless Telecommunication Services	404,082	0.5%
Other**	32,760,416	41.3%
Total	$79,275,285	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,613	$761,951
Andeavor (Oil, Gas & Consumable Fuels)	3,263	328,127
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,964	98,535
Apache Corp. (Oil, Gas & Consumable Fuels)	8,803	338,739
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	9,744	270,591
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10,628	254,859
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,662	249,184
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	20,960	63,299
Chevron Corp. (Oil, Gas & Consumable Fuels)	44,042	5,022,550
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,199	205,607
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,646	71,688
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,439	516,985
ConocoPhillips (Oil, Gas & Consumable Fuels)	27,074	1,605,217
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,984	116,957
Core Laboratories N.V. (Energy Equipment & Services)	1,016	109,952
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,130	385,613
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,268	286,947
Dril-Quip, Inc.* (Energy Equipment & Services)	882	39,514
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,243	140,995
Ensco PLCADR - Class A (Energy Equipment & Services)	10,051	44,124
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,343	1,404,618
EQT Corp. (Oil, Gas & Consumable Fuels)	5,646	268,241
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	97,698	7,289,249
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,879	133,371
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,803	36,699
Halliburton Co. (Energy Equipment & Services)	20,114	944,150
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,505	166,733
Hess Corp. (Oil, Gas & Consumable Fuels)	6,177	312,680
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,088	199,740
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	43,746	658,815
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	19,585	315,906
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,939	799,750
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,739	96,616
Nabors Industries, Ltd. (Energy Equipment & Services)	7,268	50,803
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,768	322,750
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,604	112,430
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	11,356	344,087
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,103	49,434
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,647	1,146,349
Oceaneering International, Inc. (Energy Equipment & Services)	2,275	42,179
OGE Energy Corp. (Electric Utilities)	4,604	150,873
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,475	539,317
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	5,471	158,604
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,125	89,739
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,551	86,479
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,517	74,379
Phillips 66 (Oil, Gas & Consumable Fuels)	9,675	928,026
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,926	674,408
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,547	54,305
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,207	75,710
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,626	30,304
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	2,887	135,343
Schlumberger, Ltd. (Energy Equipment & Services)	31,906	2,066,870
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,522	32,571
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,365	42,641
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,783	51,020
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,553	29,952
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,974	218,856
TechnipFMC PLC (Energy Equipment & Services)	10,112	297,798
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	19,070	474,080
Transocean, Ltd.* (Energy Equipment & Services)	10,050	99,495
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,855	47,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,996	$927,329
Weatherford International PLC* (Energy Equipment & Services)	22,884	52,404
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,095	70,895
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,562	38,347
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,177	135,636
TOTAL COMMON STOCKS (Cost $13,299,611)		33,188,755

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $123,022	$123,000	$123,000
TOTAL REPURCHASE AGREEMENTS (Cost $123,000)		123,000

TOTAL INVESTMENT SECURITIES (Cost $13,422,611) - 100.4%		33,311,755
Net other assets (liabilities) - (0.4)%		(131,163)

NET ASSETS - 100.0%		$33,180,592

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Electric Utilities	$150,873	0.5%
Energy Equipment & Services	4,704,698	14.2%
Oil, Gas & Consumable Fuels	28,199,813	84.9%
Semiconductors & Semiconductor Equipment	133,371	0.4%
Other**	(8,163)	NM
Total	$33,180,592	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (63.0%)
Akorn, Inc.* (Pharmaceuticals)	903	$16,895
Allergan PLC (Pharmaceuticals)	3,079	518,165
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,293	967,282
Catalent, Inc.* (Pharmaceuticals)	1,265	51,941
Eli Lilly & Co. (Pharmaceuticals)	9,008	696,949
Endo International PLC* (Pharmaceuticals)	1,879	11,161
Horizon Pharma PLC* (Pharmaceuticals)	1,554	22,067
Impax Laboratories, Inc.* (Pharmaceuticals)	716	13,926
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	558	84,252
Johnson & Johnson (Pharmaceuticals)	25,077	3,213,619
Mallinckrodt PLC* (Pharmaceuticals)	779	11,280
Merck & Co., Inc. (Pharmaceuticals)	25,224	1,373,951
Mylan N.V.* (Pharmaceuticals)	4,828	198,769
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	382	11,899
Perrigo Co. PLC (Pharmaceuticals)	1,227	102,258
Pfizer, Inc. (Pharmaceuticals)	55,672	1,975,799
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	515	17,366
TESARO, Inc.* (Biotechnology)	341	19,485
The Medicines Co.* (Pharmaceuticals)	632	20,818
Zoetis, Inc. (Pharmaceuticals)	4,589	383,227
TOTAL COMMON STOCKS (Cost $4,261,243)		9,711,109

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $68,012	$68,000	$68,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,000)		68,000

TOTAL INVESTMENT SECURITIES (Cost $4,329,243) - 63.4%		9,779,109
Net other assets (liabilities) - 36.6%		5,631,500

NET ASSETS - 100.0%		$15,410,609

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	4/23/18	2.24%	$5,719,314	$(686)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Biotechnology	$19,485	0.1%
Pharmaceuticals	9,691,624	62.9%
Other**	5,699,500	37.0%
Total	$15,410,609	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $21,548,922	$21,545,000	$21,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,545,000)		21,545,000

TOTAL INVESTMENT SECURITIES (Cost $21,545,000) - 100.7%		21,545,000
Net other assets (liabilities) - (0.7)%		(140,858)

NET ASSETS - 100.0%		$21,404,142

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $3,751,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/18	2.24%	$10,323,514	$(31,915)
Dow Jones Precious Metals Index	UBS AG	4/23/18	2.49%	11,071,182	(52,150)
				$21,394,696	$(84,065)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.2%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	828	$20,369
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,872	73,258
Alexander & Baldwin, Inc. (Real Estate Management & Development)	668	15,451
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,001	125,015
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,351	52,176
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,491	50,019
American Tower Corp. (Equity Real Estate Investment Trusts)	4,363	634,117
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11,474	119,674
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,557	63,448
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,075	36,458
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,366	224,652
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,062	33,368
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,527	188,157
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,733	27,520
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,016	45,994
Camden Property Trust (Equity Real Estate Investment Trusts)	917	77,193
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,709	7,127
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,991	141,235
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,859	32,365
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	5,398	30,337
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,186	24,266
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,169	22,819
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	339	33,988
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,002	25,882
CoStar Group, Inc.* (Internet Software & Services)	357	129,477
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,157	36,083
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,102	449,619
CubeSmart (Equity Real Estate Investment Trusts)	1,803	50,845
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	951	48,701
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	928	52,284
DDR Corp. (Equity Real Estate Investment Trusts)	3,030	22,210
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,984	20,713
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,034	214,343
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,577	57,971
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,532	93,527
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	344	28,435
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	750	24,563
EPR Properties (Equity Real Estate Investment Trusts)	639	35,401
Equinix, Inc. (Equity Real Estate Investment Trusts)	784	327,821
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,231	37,747
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	877	76,974
Equity Residential (Equity Real Estate Investment Trusts)	3,643	224,482
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	653	157,164
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,246	108,851
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	725	84,180
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,189	34,754
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,640	53,486
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	605	13,969
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,976	66,137
GGP, Inc. (Equity Real Estate Investment Trusts)	6,249	127,855
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,589	34,529
HCP, Inc. (Equity Real Estate Investment Trusts)	4,645	107,903
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,235	34,222
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	2,028	53,641
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,021	44,740
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,625	41,178
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,264	135,401
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,537	49,999
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,105	18,100

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,784	$91,482
JBG Smith Properties (Equity Real Estate Investment Trusts)	924	31,148
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	449	78,413
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	977	69,328
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,210	60,624
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	827	12,595
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	829	52,774
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,121	32,520
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,143	16,865
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,460	58,006
Life Storage, Inc. (Equity Real Estate Investment Trusts)	459	38,336
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	893	14,922
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,609	46,917
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,941	29,676
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,125	102,645
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	411	27,656
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,523	59,793
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,325	54,696
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,965	53,134
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,371	25,693
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,018	28,736
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,993	53,851
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	683	23,461
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,773	27,606
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,337	23,518
Potlatch Corp. (Equity Real Estate Investment Trusts)	595	30,970
Prologis, Inc. (Equity Real Estate Investment Trusts)	5,274	332,208
Public Storage (Equity Real Estate Investment Trusts)	1,483	297,178
Quality Care Properties* (Equity Real Estate Investment Trusts)	929	18,050
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,278	44,960
Realogy Holdings Corp. (Real Estate Management & Development)	1,332	36,337
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,813	145,516
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,471	86,760
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,248	26,212
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,729	33,612
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	507	39,267
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,763	31,117
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,153	197,071
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,351	36,817
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,169	489,134
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	894	86,566
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,510	34,998
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,582	54,093
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,637	40,630
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	785	71,725
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,231	33,956
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	936	20,592
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	602	34,260
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,227	25,117
The Howard Hughes Corp.* (Real Estate Management & Development)	382	53,148
The Macerich Co. (Equity Real Estate Investment Trusts)	1,074	60,165
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,727	26,544
UDR, Inc. (Equity Real Estate Investment Trusts)	2,654	94,535
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,631	26,504
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,046	22,332
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,524	174,544
VEREIT, Inc. (Equity Real Estate Investment Trusts)	9,639	67,087
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,711	115,150
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,839	12,266
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	776	21,185
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,182	33,191
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,665	199,486
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,473	261,555
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,057	65,523
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,055	20,805

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TOTAL COMMON STOCKS (Cost $4,463,465)		9,817,754
TOTAL INVESTMENT SECURITIES (Cost $4,463,465) - 99.2%		9,817,754
Net other assets (liabilities) - 0.8%		76,904

NET ASSETS - 100.0%		$9,894,658

*                           Non-income producing security.

ProFund VP Real Estate invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$8,921,919	90.1%
Internet Software & Services	129,477	1.3%
Mortgage Real Estate Investment Trusts	441,774	4.5%
Real Estate Management & Development	324,584	3.3%
Other**	76,904	0.8%
Total	$9,894,658	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (109.3%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $12,049,193	$12,047,000	$12,047,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,047,000)		12,047,000

TOTAL INVESTMENT SECURITIES (Cost $12,047,000) - 109.3%		12,047,000
Net other assets (liabilities) - (9.3)%		(1,030,047)

NET ASSETS - 100.0%		$11,016,953

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $208,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	5	6/21/18	$732,031	$(8)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/48	Citibank North America	4/6/18	(1.55)%	$(11,867,297)	$(448,868)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/48	Societe’ Generale	4/6/18	(1.52)%	(2,413,688)	(85,640)
				$(14,280,985)	$(534,508)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.2%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,060	$60,903
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,752	250,790
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,776	432,423
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,047	718,026
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	532	42,230
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	466	18,934
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	700	28,217
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,600	44,096
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,019	35,461
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	990	30,254
Intel Corp. (Semiconductors & Semiconductor Equipment)	34,590	1,801,446
InterDigital, Inc. (Communications Equipment)	232	17,075
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,178	128,414
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,181	239,932
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,201	67,221
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,088	125,739
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,730	158,053
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,553	445,953
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	838	54,235
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	375	43,369
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	275	31,837
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,491	1,040,071
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,139	76,780
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	930	65,519
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	10,958	607,183
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	497	19,408
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	316	28,408
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,320	132,343
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	231	10,564
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,453	66,417
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,274	755,696
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	811	30,518
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,879	135,739
TOTAL COMMON STOCKS (Cost $3,464,255)		7,743,254

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $39,007	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $3,503,255) - 78.6%		7,782,254
Net other assets (liabilities) - 21.4%		2,116,994

NET ASSETS - 100.0%		$9,899,248

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/18	2.24%	$2,109,747	$(253)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP Semiconductor invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Communications Equipment	$17,075	0.2%
Semiconductors & Semiconductor Equipment	7,726,179	78.0%
Other**	2,155,994	21.8%
Total	$9,899,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.7%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $14,003	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000

TOTAL INVESTMENT SECURITIES (Cost $14,000) - 96.7%		14,000
Net other assets (liabilities) - 3.3%		472

NET ASSETS - 100.0%		$14,472

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $13,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/18	(1.94)%	$(7,721)	$(78)
Dow Jones Industrial Average	UBS AG	4/27/18	(1.94)%	(6,674)	(70)
				$(14,395)	$(148)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.3%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $725,132	$725,000	$725,000
TOTAL REPURCHASE AGREEMENTS (Cost $725,000)		725,000

TOTAL INVESTMENT SECURITIES (Cost $725,000) - 99.3%		725,000
Net other assets (liabilities) - 0.7%		5,431

NET ASSETS - 100.0%		$730,431

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $364,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/18	(1.24)%	$(177,872)	$(2,119)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/18	(1.24)%	(556,470)	(6,696)
				$(734,342)	$(8,815)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (106.5%)(a)(b)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $602,110	$602,000	$602,000
TOTAL REPURCHASE AGREEMENTS (Cost $602,000)		602,000

TOTAL INVESTMENT SECURITIES (Cost $602,000) - 106.5%		602,000
Net other assets (liabilities) - (6.5)%		(36,967)

NET ASSETS - 100.0%		$565,033

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $206,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/18	(1.34)%	$(259,051)	$(4,093)
MSCI EAFE Index	UBS AG	4/27/18	(1.44)%	(272,405)	(5,417)
				$(531,456)	$(9,510)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (109.0%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $97,018	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES (Cost $97,000) - 109.0%		97,000
Net other assets (liabilities) - (9.0)%		(7,999)

NET ASSETS - 100.0%		$89,001

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $96,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/18	(1.79)%	$(56,005)	$(870)
S&P MidCap 400	UBS AG	4/27/18	(1.74)%	(32,581)	(486)
				$(88,586)	$(1,356)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (85.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $2,338,426	$2,338,000	$2,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,338,000)		2,338,000

TOTAL INVESTMENT SECURITIES (Cost $2,338,000) - 85.4%		2,338,000
Net other assets (liabilities) - 14.6%		399,407

NET ASSETS - 100.0%		$2,737,407

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $405,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	3	6/18/18	$(395,370)	$21,666

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/18	(2.04)%	$(1,183,421)	$(6,757)
NASDAQ-100 Index	UBS AG	4/27/18	(1.89)%	(1,155,163)	(9,213)
				$(2,338,584)	$(15,970)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (124.8%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $2,139,389	$2,139,000	$2,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,139,000)		2,139,000

TOTAL INVESTMENT SECURITIES (Cost $2,139,000) - 124.8%		2,139,000
Net other assets (liabilities) - (24.8)%		(424,453)

NET ASSETS - 100.0%		$1,714,547

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $450,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	6/21/18	$(306,060)	$9,700

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/18	(1.39)%	$(641,111)	$(6,988)
Russell 2000 Index	UBS AG	4/27/18	(1.24)%	(759,910)	(13,312)
				$(1,401,021)	$(20,300)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (46.9%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$1,770
2U, Inc.* (Internet Software & Services)	125	10,503
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	3,767
8x8, Inc.* (Software)	300	5,595
A. Schulman, Inc. (Chemicals)	100	4,300
A10 Networks, Inc.* (Software)	225	1,310
AAON, Inc. (Building Products)	125	4,875
AAR Corp. (Aerospace & Defense)	100	4,411
Aaron’s, Inc. (Specialty Retail)	200	9,320
Abeona Therapeutics, Inc.* (Biotechnology)	225	3,229
Abercrombie & Fitch Co. - Class A (Specialty Retail)	250	6,053
ABM Industries, Inc. (Commercial Services & Supplies)	175	5,859
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	800	1,776
Acacia Research Corp.* (Professional Services)	325	1,138
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	6,150
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,285
Acceleron Pharma, Inc.* (Biotechnology)	100	3,910
ACCO Brands Corp. (Commercial Services & Supplies)	350	4,393
Accuray, Inc.* (Health Care Equipment & Supplies)	400	2,000
Aceto Corp. (Health Care Providers & Services)	125	950
Achaogen, Inc.* (Biotechnology)	100	1,295
Achillion Pharmaceuticals, Inc.* (Biotechnology)	500	1,855
ACI Worldwide, Inc.* (Software)	350	8,302
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,548
Actuant Corp. - Class A (Machinery)	200	4,650
Acxiom Corp.* (IT Services)	250	5,678
Adtalem Global Education, Inc.* (Diversified Consumer Services)	175	8,320
ADTRAN, Inc. (Communications Equipment)	175	2,721
Aduro Biotech, Inc.* (Biotechnology)	175	1,628
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	100	2,228
Advanced Drainage Systems, Inc. (Building Products)	125	3,238
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	7,988
AdvanSix, Inc.* (Chemicals)	100	3,478
Advaxis, Inc.* (Biotechnology)	200	338
Aegion Corp.* (Construction & Engineering)	125	2,864
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	5,425
Aerohive Networks, Inc.* (Communications Equipment)	250	1,010
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	225	6,293
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,171
Agenus, Inc.* (Biotechnology)	425	2,002
Agree Realty Corp. (Equity Real Estate Investment Trusts)	75	3,603
Aimmune Therapeutics, Inc.* (Biotechnology)	125	3,979
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	4,081
Aircastle, Ltd. (Trading Companies & Distributors)	150	2,979
AK Steel Holding Corp.* (Metals & Mining)	975	4,417
Akebia Therapeutics, Inc.* (Biotechnology)	150	1,430
Albany International Corp. - Class A (Machinery)	100	6,270
Alder Biopharmaceuticals, Inc.* (Biotechnology)	175	2,223
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	3,470
Allegheny Technologies, Inc.* (Metals & Mining)	325	7,695
ALLETE, Inc. (Electric Utilities)	150	10,838
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	550	6,793
Altra Industrial Motion Corp. (Machinery)	100	4,595
AMAG Pharmaceuticals, Inc.* (Biotechnology)	150	3,023
Ambac Financial Group, Inc.* (Insurance)	175	2,744
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,899
AMC Entertainment Holdings, Inc. - Class A (Media)	175	2,459
Amedisys, Inc.* (Health Care Providers & Services)	100	6,034
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	4,176
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	275	4,186
American Eagle Outfitters, Inc. (Specialty Retail)	500	9,964
American Equity Investment Life Holding Co. (Insurance)	275	8,074
American Outdoor Brands Corp.* (Leisure Products)	175	1,806
American Software, Inc. - Class A (Software)	150	1,950
American States Water Co. (Water Utilities)	125	6,632
American Vanguard Corp. (Chemicals)	125	2,525
Ameris Bancorp (Banks)	125	6,613
Amicus Therapeutics, Inc.* (Biotechnology)	475	7,143
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	350	3,546
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	8,512
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,813
AmTrust Financial Services, Inc. (Insurance)	275	3,385

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anavex Life Sciences Corp.* (Biotechnology)	225	$621
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	150	2,588
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	7,575
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	650	1,430
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	375	1,800
Apogee Enterprises, Inc. (Building Products)	100	4,335
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	300	5,393
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	9,113
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	979
Aratana Therapeutics, Inc.* (Pharmaceuticals)	225	992
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	300	660
ArcBest Corp. (Road & Rail)	100	3,205
Archrock, Inc. (Energy Equipment & Services)	250	2,188
Ardelyx, Inc.* (Biotechnology)	250	1,263
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	175	1,330
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	5,925
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,544
Argo Group International Holdings, Ltd. (Insurance)	100	5,740
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,396
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	125	2,910
Armstrong Flooring, Inc.* (Building Products)	100	1,357
Array BioPharma, Inc.* (Biotechnology)	550	8,975
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,995
Ascena Retail Group, Inc.* (Specialty Retail)	775	1,558
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	150	1,458
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	325	2,100
Aspen Technology, Inc.* (Software)	225	17,749
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	399
Atara Biotherapeutics, Inc.* (Biotechnology)	125	4,875
Athersys, Inc.* (Biotechnology)	775	1,418
Atkore International Group, Inc.* (Electrical Equipment)	125	2,481
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	600	1,260
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	4,534
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	2,565
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,135
Avis Budget Group, Inc.* (Road & Rail)	225	10,539
Avista Corp. (Multi-Utilities)	200	10,250
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,896
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,460
AxoGen, Inc.* (Health Care Equipment & Supplies)	125	4,563
Axon Enterprise, Inc.* (Aerospace & Defense)	175	6,879
Axovant Sciences, Ltd.* (Biotechnology)	125	166
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,631
AZZ, Inc. (Electrical Equipment)	75	3,278
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	8,106
B&G Foods, Inc. - Class A (Food Products)	200	4,740
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	200	874
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	4,715
Balchem Corp. (Chemicals)	100	8,175
Banc of California, Inc. (Banks)	150	2,895
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	100	2,850
BancorpSouth Bank (Banks)	250	7,950
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	175	7,854
Banner Corp. (Banks)	100	5,549
Barnes & Noble Education, Inc.* (Specialty Retail)	175	1,206
Barnes & Noble, Inc. (Specialty Retail)	275	1,361
Barnes Group, Inc. (Machinery)	150	8,984
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175	9,287
Beazer Homes USA, Inc.* (Household Durables)	150	2,393
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	8,617
Bellicum Pharmaceutials, Inc.* (Biotechnology)	150	984
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	3,345
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	4,478
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	225	3,499
Berkshire Hills Bancorp, Inc. (Banks)	125	4,744
Big Lots, Inc. (Multiline Retail)	125	5,441
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	350	1,670
BioScrip, Inc.* (Health Care Providers & Services)	625	1,538
BioTelemetry, Inc.* (Health Care Providers & Services)	100	3,105
BioTime, Inc.* (Biotechnology)	425	1,143
Black Hills Corp. (Multi-Utilities)	150	8,145
Blackbaud, Inc. (Software)	125	12,726
Blackhawk Network Holdings, Inc.* (IT Services)	175	7,823

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	300	$7,284
Blucora, Inc.* (Internet Software & Services)	150	3,690
Blue Hills Bancorp, Inc. (Banks)	100	2,085
Bluebird Bio, Inc.* (Biotechnology)	125	21,343
Blueprint Medicines Corp.* (Biotechnology)	125	11,462
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200	3,910
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150	3,716
Boise Cascade Co. (Paper & Forest Products)	125	4,825
Boston Private Financial Holdings, Inc. (Banks)	275	4,139
Bottomline Technologies, Inc.* (Software)	125	4,844
Box, Inc.* - Class A (Internet Software & Services)	250	5,138
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250	7,965
Brady Corp. - Class A (Commercial Services & Supplies)	150	5,573
Briggs & Stratton Corp. (Machinery)	150	3,212
Brightcove, Inc.* (Internet Software & Services)	200	1,390
BrightSphere Investment Group PLC (Capital Markets)	200	3,152
Brinker International, Inc. (Hotels, Restaurants & Leisure)	150	5,415
Bristow Group, Inc. (Energy Equipment & Services)	200	2,600
Brookline Bancorp, Inc. (Banks)	250	4,050
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	225	6,093
Builders FirstSource, Inc.* (Building Products)	300	5,952
C&J Energy Services, Inc.* (Energy Equipment & Services)	150	3,873
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	8,033
CACI International, Inc.* - Class A (IT Services)	75	11,350
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	500	5,625
CalAmp Corp.* (Communications Equipment)	125	2,860
Caleres, Inc. (Specialty Retail)	150	5,040
California Resources Corp.* (Oil, Gas & Consumable Fuels)	175	3,001
California Water Service Group (Water Utilities)	150	5,588
Calithera Biosciences, Inc.* (Biotechnology)	150	945
Calix, Inc.* (Communications Equipment)	225	1,541
Callaway Golf Co. (Leisure Products)	300	4,908
Callidus Software, Inc.* (Software)	200	7,190
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	600	7,944
Cal-Maine Foods, Inc.* (Food Products)	100	4,370
Cambrex Corp.* (Life Sciences Tools & Services)	100	5,230
Cannae Holdings, Inc.* (Diversified Financial Services)	225	4,244
Cantel Medical Corp. (Health Care Equipment & Supplies)	100	11,141
Capital Senior Living Corp.* (Health Care Providers & Services)	125	1,344
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400	4,940
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325	2,811
Cara Therapeutics, Inc.* (Biotechnology)	125	1,548
Carbonite, Inc.* (Internet Software & Services)	100	2,880
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	2,193
Cardtronics PLC* - Class A (IT Services)	150	3,347
Career Education Corp.* (Diversified Consumer Services)	250	3,285
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	225	3,015
Carpenter Technology Corp. (Metals & Mining)	150	6,618
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	200	3,200
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	1,680
Cars.com, Inc.* (Internet Software & Services)	225	6,374
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	150	3,507
Castle Brands, Inc.* (Beverages)	675	837
Castlight Health, Inc.* - Class B (Health Care Technology)	375	1,369
Catalent, Inc.* (Pharmaceuticals)	350	14,371
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525	1,255
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	175	2,182
Cathay General Bancorp, Inc. (Banks)	225	8,996
CBIZ, Inc.* (Professional Services)	175	3,194
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	550	2,294
CECO Environmental Corp. (Commercial Services & Supplies)	150	668
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	375	1,478
Celldex Therapeutics, Inc.* (Biotechnology)	650	1,515
CenterState Banks, Inc. (Banks)	175	4,643
Central European Media Enterprises, Ltd.* - Class A (Media)	400	1,680
Central Garden & Pet Co.* - Class A (Household Products)	125	4,951
Central Pacific Financial Corp. (Banks)	100	2,846
Century Aluminum Co.* (Metals & Mining)	175	2,895
Cerus Corp.* (Health Care Equipment & Supplies)	600	3,288
ChannelAdvisor Corp.* (Internet Software & Services)	125	1,138
Chart Industries, Inc.* (Machinery)	100	5,903
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	2,873
Chegg, Inc.* (Diversified Consumer Services)	275	5,682
Chemical Financial Corp. (Banks)	200	10,935
ChemoCentryx, Inc.* (Biotechnology)	175	2,380

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	200	$5,562
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	325	4,680
Chico’s FAS, Inc. (Specialty Retail)	425	3,842
Chimerix, Inc.* (Biotechnology)	275	1,430
Ciena Corp.* (Communications Equipment)	400	10,360
Cimpress N.V.* (Internet Software & Services)	75	11,602
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	2,078
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	7,110
Citizens, Inc.* (Insurance)	225	1,647
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	150	1,734
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	675	1,114
Clear Channel Outdoor Holdings, Inc. (Media)	300	1,470
Cleveland-Cliffs, Inc.* (Metals & Mining)	925	6,429
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	425	1,237
Clovis Oncology, Inc.* (Biotechnology)	125	6,599
CNO Financial Group, Inc. (Insurance)	500	10,834
CoBiz Financial, Inc. (Banks)	150	2,940
Codexis, Inc.* (Chemicals)	275	3,025
Coeur Mining, Inc.* (Metals & Mining)	575	4,600
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	5,424
Coherus Biosciences, Inc.* (Biotechnology)	150	1,658
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	2,851
Columbia Banking System, Inc. (Banks)	175	7,341
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	7,643
Comfort Systems USA, Inc. (Construction & Engineering)	125	5,156
CommerceHub, Inc.* — Series C (Internet Software & Services)	125	2,811
Commercial Metals Co. (Metals & Mining)	350	7,161
Commercial Vehicle Group, Inc.* (Machinery)	150	1,163
Community Bank System, Inc. (Banks)	150	8,034
Community Health Systems, Inc.* (Health Care Providers & Services)	350	1,386
CommVault Systems, Inc.* (Software)	125	7,150
Compass Minerals International, Inc. (Metals & Mining)	100	6,030
Conatus Pharmaceuticals, Inc.* (Biotechnology)	225	1,321
ConforMIS, Inc.* (Health Care Equipment & Supplies)	275	399
CONMED Corp. (Health Care Equipment & Supplies)	100	6,333
ConnectOne Bancorp, Inc. (Banks)	125	3,600
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	1,918
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	175	621
Continental Building Products, Inc.* (Building Products)	125	3,569
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	2,148
Convergys Corp. (IT Services)	275	6,221
Cooper Tire & Rubber Co. (Auto Components)	175	5,128
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	250	1,525
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	5,346
Core-Mark Holding Co., Inc. (Distributors)	150	3,189
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	725	993
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	5,867
Costamare, Inc. (Marine)	200	1,248
Cotiviti Holdings, Inc.* (Health Care Technology)	100	3,444
Coupa Software, Inc.* (Internet Software & Services)	100	4,562
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,200	10,415
Covanta Holding Corp. (Commercial Services & Supplies)	375	5,438
Cowen Group, Inc.* - Class A (Capital Markets)	125	1,650
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	3,105
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	300	12,092
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	300	4,875
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	1,667
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	2,506
CSG Systems International, Inc. (IT Services)	100	4,529
CTS Corp. (Electronic Equipment, Instruments & Components)	125	3,400
Cubic Corp. (Aerospace & Defense)	75	4,770
Curis, Inc.* (Biotechnology)	750	490
Curtiss-Wright Corp. (Aerospace & Defense)	125	16,884
Customers Bancorp, Inc.* (Banks)	100	2,915
CVB Financial Corp. (Banks)	300	6,792
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	500	3,360
Cytokinetics, Inc.* (Biotechnology)	175	1,260
Cytomx Therapeutics, Inc.* (Biotechnology)	125	3,556
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	175	1,542
Dana Holding Corp. (Auto Components)	425	10,947
Darling Ingredients, Inc.* (Food Products)	500	8,649
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	5,218
Dean Foods Co. (Food Products)	275	2,371
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	9,002
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	1,554
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	200	8,139
Deluxe Corp. (Commercial Services & Supplies)	150	11,101

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,550	$4,247
Denny’s Corp.* (Hotels, Restaurants & Leisure)	250	3,858
Depomed, Inc.* (Pharmaceuticals)	225	1,483
Dermira, Inc.* (Pharmaceuticals)	125	999
DHI Group, Inc.* (Internet Software & Services)	425	680
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	400	1,360
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	3,299
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	6,264
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	225	3,465
Digi International, Inc.* (Communications Equipment)	150	1,545
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,300
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,808
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	3,526
Donnelley Financial Solutions, Inc.* (Capital Markets)	100	1,717
Dorman Products, Inc.* (Auto Components)	75	4,966
Dril-Quip, Inc.* (Energy Equipment & Services)	125	5,599
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	400	1,912
DSW, Inc. - Class A (Specialty Retail)	225	5,054
Durect Corp.* (Pharmaceuticals)	950	2,033
Dycom Industries, Inc.* (Construction & Engineering)	100	10,762
Dynavax Technologies Corp.* (Biotechnology)	225	4,466
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	400	5,408
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	225	1,492
Eagle Bancorp, Inc.* (Banks)	100	5,985
Eagle Bulk Shipping, Inc.* (Marine)	250	1,238
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	125	2,550
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	8,265
Ebix, Inc. (Software)	75	5,588
Echo Global Logistics, Inc.* (Air Freight & Logistics)	125	3,450
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	525	756
Editas Medicine, Inc.* (Biotechnology)	150	4,973
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	225	7,369
El Paso Electric Co. (Electric Utilities)	125	6,375
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	150	4,950
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	3,383
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	4,100
Ellie Mae, Inc.* (Software)	100	9,194
EMCOR Group, Inc. (Construction & Engineering)	175	13,637
EMCORE Corp.* (Communications Equipment)	150	855
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,580
Employers Holdings, Inc. (Insurance)	100	4,045
Encompass Health Corp. (Health Care Providers & Services)	250	14,292
Encore Capital Group, Inc.* (Consumer Finance)	75	3,390
Endologix, Inc.* (Health Care Equipment & Supplies)	375	1,586
Endurance International Group Holdings, Inc.* (Internet Software & Services)	250	1,850
Energy Recovery, Inc.* (Machinery)	200	1,644
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	100	384
EnerSys (Electrical Equipment)	125	8,670
Ennis, Inc. (Commercial Services & Supplies)	100	1,970
Enova International, Inc.* (Consumer Finance)	150	3,308
Ensco PLCADR - Class A (Energy Equipment & Services)	950	4,171
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	425	14,789
Entercom Communications Corp. - Class A (Media)	150	1,448
Entravision Communications Corp. - Class A (Media)	300	1,410
Envestnet, Inc.* (Internet Software & Services)	125	7,163
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	175	959
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	275	369
EPAM Systems, Inc.* (IT Services)	150	17,177
Epizyme, Inc.* (Biotechnology)	175	3,106
Eros International PLC* (Media)	150	1,635
ESCO Technologies, Inc. (Machinery)	75	4,391
Essendant, Inc. (Commercial Services & Supplies)	150	1,170
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	225	9,575
Esterline Technologies Corp.* (Aerospace & Defense)	75	5,486
Ethan Allen Interiors, Inc. (Household Durables)	100	2,295
Etsy, Inc.* (Internet & Direct Marketing Retail)	375	10,522
Evercore Partners, Inc. - Class A (Capital Markets)	125	10,900
Everi Holdings, Inc.* (IT Services)	275	1,807
EVERTEC, Inc. (IT Services)	200	3,270
Evolent Health, Inc.* (Health Care Technology)	125	1,781
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,409
Exact Sciences Corp.* (Biotechnology)	325	13,106
ExlService Holdings, Inc.* (IT Services)	100	5,577
Exponent, Inc. (Professional Services)	75	5,899
Express, Inc.* (Specialty Retail)	325	2,327

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Exterran Corp.* (Energy Equipment & Services)	125	$3,338
Extreme Networks, Inc.* (Communications Equipment)	375	4,151
EZCORP, Inc.* - Class A (Consumer Finance)	225	2,970
Fabrinet* (Electronic Equipment, Instruments & Components)	125	3,923
Fair Isaac Corp. (Software)	100	16,936
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	575	2,444
Farmers National Banc Corp. (Banks)	125	1,731
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,461
Fate Therapeutics, Inc.* (Biotechnology)	350	3,416
FCB Financial Holdings, Inc.* - Class A (Banks)	100	5,110
Federal Signal Corp. (Machinery)	200	4,404
Ferro Corp.* (Chemicals)	275	6,386
FibroGen, Inc.* (Biotechnology)	175	8,084
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,850
Financial Engines, Inc. (Capital Markets)	175	6,125
Finisar Corp.* (Communications Equipment)	325	5,138
First Bancorp (Banks)	100	3,565
First BanCorp.* (Banks)	575	3,462
First Busey Corp. (Banks)	100	2,972
First Commonwealth Financial Corp. (Banks)	325	4,592
First Financial Bancorp (Banks)	200	5,870
First Financial Bankshares, Inc. (Banks)	200	9,260
First Foundation, Inc.* (Banks)	125	2,318
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,230
First Interstate Bancsys (Banks)	100	3,955
First Merchants Corp. (Banks)	125	5,213
First Midwest Bancorp, Inc. (Banks)	300	7,377
First of Long Island Corp. (The) (Banks)	100	2,745
FirstCash, Inc. (Consumer Finance)	150	12,187
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	625	3,188
Five Below, Inc.* (Specialty Retail)	150	11,000
Five Prime Therapeutics, Inc.* (Biotechnology)	100	1,718
Five9, Inc.* (Internet Software & Services)	175	5,213
Flexion Therapeutics, Inc.* (Biotechnology)	125	2,801
Flotek Industries, Inc.* (Chemicals)	225	1,373
Fluidigm Corp.* (Life Sciences Tools & Services)	275	1,606
Flushing Financial Corp. (Banks)	100	2,696
Forestar Group, Inc.* (Real Estate Management & Development)	150	3,173
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	3,413
Fortress Biotech, Inc.* (Biotechnology)	275	1,251
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	225	2,475
Forward Air Corp. (Air Freight & Logistics)	100	5,285
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	2,540
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	4,618
Fox Factory Holding Corp.* (Auto Components)	125	4,363
Francesca’s Holdings Corp.* (Specialty Retail)	175	840
Franklin Electric Co., Inc. (Machinery)	150	6,113
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	350	2,944
Frank’s International NV (Energy Equipment & Services)	225	1,222
Fred’s, Inc. - Class A (Multiline Retail)	175	523
Fresh Del Monte Produce, Inc. (Food Products)	100	4,524
Freshpet, Inc.* (Food Products)	125	2,056
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	200	2,010
Frontier Communications Corp. (Diversified Telecommunication Services)	250	1,855
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	350	1,551
FTI Consulting, Inc.* (Professional Services)	125	6,051
Fulton Financial Corp. (Banks)	500	8,875
FutureFuel Corp. (Chemicals)	125	1,499
GAIN Capital Holdings, Inc. (Capital Markets)	225	1,519
Gannett Co., Inc. (Media)	400	3,992
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	2,468
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,125	768
GATX Corp. (Trading Companies & Distributors)	125	8,561
GCP Applied Technologies, Inc.* (Chemicals)	225	6,536
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	275	1,554
Generac Holdings, Inc.* (Electrical Equipment)	175	8,034
General Cable Corp. (Electrical Equipment)	175	5,180
Genesis Healthcare, Inc.* (Health Care Providers & Services)	525	793
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	952
Genocea Biosciences, Inc.* (Biotechnology)	225	236
Gentherm, Inc.* (Auto Components)	125	4,244
Genworth Financial, Inc.* - Class A (Insurance)	1,550	4,387
Geron Corp.* (Biotechnology)	675	2,869
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,522
Gibraltar Industries, Inc.* (Building Products)	100	3,385
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	150	5,652
Glacier Bancorp, Inc. (Banks)	225	8,636
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	1,734
Glaukos Corp.* (Health Care Equipment & Supplies)	100	3,083
Global Blood Therapeutics, Inc.* (Biotechnology)	125	6,038
Global Eagle Entertainment, Inc.* (Media)	400	588
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	3,798

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	$1,066
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	11,209
Glu Mobile, Inc.* (Software)	575	2,168
Gms, Inc.* (Trading Companies & Distributors)	75	2,292
GNC Holdings, Inc.* - Class A (Specialty Retail)	275	1,062
Gogo, Inc.* (Internet Software & Services)	225	1,942
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	8,207
Gold Resource Corp. (Metals & Mining)	325	1,466
GoPro, Inc.* - Class A (Household Durables)	375	1,796
Government Properties Income Trust (Equity Real Estate Investment Trusts)	225	3,074
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	425	9,234
Grand Canyon Education, Inc.* (Diversified Consumer Services)	125	13,114
Granite Construction, Inc. (Construction & Engineering)	125	6,983
Gray Television, Inc.* (Media)	225	2,858
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	1,495
Great Western Bancorp, Inc. (Banks)	175	7,047
Green Dot Corp.* - Class A (Consumer Finance)	150	9,624
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	2,100
Greenhill & Co., Inc. (Capital Markets)	100	1,850
Greenlight Capital Re, Ltd.* - Class A (Insurance)	125	2,006
Greif, Inc. - Class A (Containers & Packaging)	75	3,919
Griffon Corp. (Building Products)	100	1,825
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,150	4,991
GrubHub, Inc.* (Internet Software & Services)	250	25,367
GTT Communications, Inc.* (Internet Software & Services)	100	5,670
Guaranty BanCorp (Banks)	100	2,835
GUESS?, Inc. (Specialty Retail)	225	4,667
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	4,811
H.B. Fuller Co. (Chemicals)	150	7,460
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	10,974
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	300	1,461
Halozyme Therapeutics, Inc.* (Biotechnology)	350	6,856
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	6,912
Hancock Holding Co. (Banks)	250	12,924
Hanmi Financial Corp. (Banks)	100	3,075
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	175	3,413
Harmonic, Inc.* (Communications Equipment)	350	1,330
Harsco Corp.* (Machinery)	250	5,163
Hawaiian Holdings, Inc. (Airlines)	150	5,805
HC2 Holdings, Inc.* (Construction & Engineering)	225	1,184
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	9,005
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	8,696
HealthEquity, Inc.* (Health Care Providers & Services)	150	9,080
HealthStream, Inc. (Health Care Technology)	100	2,483
Heartland Express, Inc. (Road & Rail)	175	3,148
Heartland Financial USA, Inc. (Banks)	75	3,979
Hecla Mining Co. (Metals & Mining)	1,200	4,404
Helen of Troy, Ltd.* (Household Durables)	75	6,525
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	2,895
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	4,871
Heritage Commerce Corp. (Banks)	150	2,472
Heritage Financial Corp. (Banks)	100	3,060
Heritage Insurance Holdings, Inc. (Insurance)	125	1,895
Herman Miller, Inc. (Commercial Services & Supplies)	175	5,591
Heron Therapeutics, Inc.* (Biotechnology)	175	4,830
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	150	2,685
Hertz Global Holdings, Inc.* (Road & Rail)	225	4,466
HFF, Inc. - Class A (Real Estate Management & Development)	125	6,212
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	400	2,032
Hill International, Inc.* (Professional Services)	250	1,425
Hillenbrand, Inc. (Machinery)	200	9,179
Hilltop Holdings, Inc. (Banks)	225	5,279
HMS Holdings Corp.* (Health Care Technology)	275	4,631
HNI Corp. (Commercial Services & Supplies)	125	4,511
Home BancShares, Inc. (Banks)	375	8,554
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,865
Hope Bancorp, Inc. (Banks)	400	7,276
Horace Mann Educators Corp. (Insurance)	125	5,344
Horizon Global Corp.* (Auto Components)	125	1,030
Horizon Pharma PLC* (Pharmaceuticals)	500	7,100
Hortonworks, Inc.* (Internet Software & Services)	175	3,565
Hostess Brands, Inc.* (Food Products)	250	3,698
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	325	2,259
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	675	1,235
HRG Group, Inc.* (Household Products)	350	5,772
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,185
Hubspot, Inc.* (Software)	100	10,830
Hudson Technologies, Inc.* (Commercial Services & Supplies)	200	988
Huttig Building Products, Inc.* (Trading Companies & Distributors)	175	915
IBERIABANK Corp. (Banks)	150	11,699

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	250	$278
IDACORP, Inc. (Electric Utilities)	150	13,240
Idera Pharmaceuticals, Inc.* (Biotechnology)	750	1,380
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	7,158
ILG, Inc. (Hotels, Restaurants & Leisure)	325	10,110
IMAX Corp.* (Media)	175	3,360
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	2,091
ImmunoGen, Inc.* (Biotechnology)	400	4,208
Immunomedics, Inc.* (Biotechnology)	375	5,479
Impax Laboratories, Inc.* (Pharmaceuticals)	250	4,863
Imperva, Inc.* (Software)	100	4,330
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	275	1,040
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	275	2,525
Independent Bank Corp. (Banks)	75	5,366
Infinera Corp.* (Communications Equipment)	450	4,887
Information Services Group, Inc.* (IT Services)	275	1,150
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	2,915
Ingevity Corp.* (Chemicals)	125	9,210
InnerWorkings, Inc.* (Commercial Services & Supplies)	200	1,810
Innospec, Inc. (Chemicals)	75	5,145
Innoviva, Inc.* (Pharmaceuticals)	275	4,584
Inovalon Holdings, Inc.* (Health Care Technology)	225	2,385
Inovio Pharmaceuticals, Inc.* (Biotechnology)	275	1,295
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	3,763
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	4,366
Insmed, Inc.* (Biotechnology)	225	5,067
Insulet Corp.* (Health Care Equipment & Supplies)	175	15,168
Insys Therapeutics, Inc.* (Biotechnology)	125	755
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	5,655
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	175	9,685
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	12,223
Intelsat S.A.* (Diversified Telecommunication Services)	325	1,222
InterDigital, Inc. (Communications Equipment)	100	7,360
Interface, Inc. (Commercial Services & Supplies)	200	5,040
Internap Corp.* (Internet Software & Services)	125	1,375
International Bancshares Corp. (Banks)	175	6,808
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	125	2,200
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	100	4,410
Intersect ENT, Inc.* (Pharmaceuticals)	100	3,930
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	3,684
Intrepid Potash, Inc.* (Chemicals)	550	2,002
Invacare Corp. (Health Care Equipment & Supplies)	150	2,610
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,732
Investment Technology Group, Inc. (Capital Markets)	125	2,468
Investors Bancorp, Inc. (Banks)	750	10,229
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,336
Invitae Corp.* (Biotechnology)	175	821
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	4,648
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	3,374
iRobot Corp.* (Household Durables)	75	4,814
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	6,172
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	250	2,543
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	200	992
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	7,155
J.C. Penney Co., Inc.* (Multiline Retail)	1,000	3,020
j2 Global, Inc. (Internet Software & Services)	125	9,864
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	8,533
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	2,120
John Bean Technologies Corp. (Machinery)	100	11,339
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	525	420
K12, Inc.* (Diversified Consumer Services)	125	1,773
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	150	2,843
Kaman Corp. - Class A (Trading Companies & Distributors)	75	4,659
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	9,435
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	2,349
KB Home (Household Durables)	250	7,113
KBR, Inc. (Construction & Engineering)	450	7,286
Keane Group, Inc.* (Energy Equipment & Services)	125	1,850
Kearny Financial Corp. (Thrifts & Mortgage Finance)	275	3,575
Kelly Services, Inc. - Class A (Professional Services)	125	3,630
KEMET Corp.* (Electronic Equipment, Instruments & Components)	175	3,173
Kemper Corp. (Insurance)	125	7,125
Kennametal, Inc. (Machinery)	225	9,035
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	4,784
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	1,329
Kforce, Inc. (Professional Services)	100	2,705

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	$2,019
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	2,556
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	2,745
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	250	3,808
Klondex Mines, Ltd.* (Metals & Mining)	675	1,586
KLX, Inc.* (Aerospace & Defense)	150	10,659
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	225	10,352
Knoll, Inc. (Commercial Services & Supplies)	175	3,533
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	3,462
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	375	1,170
Korn/Ferry International (Professional Services)	150	7,739
Kraton Performance Polymers, Inc.* (Chemicals)	100	4,771
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	2,573
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	275	5,200
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	250	3,770
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	575	1,880
Lakeland Bancorp, Inc. (Banks)	150	2,978
Lakeland Financial Corp. (Banks)	75	3,467
Landec Corp.* (Food Products)	125	1,631
Lannett Co., Inc.* (Pharmaceuticals)	125	2,006
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	125	1,988
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	9,427
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,507
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	150	2,063
La-Z-Boy, Inc. (Household Durables)	150	4,493
LCI Industries (Auto Components)	75	7,811
LegacyTexas Financial Group, Inc. (Banks)	150	6,423
LendingClub Corp.* (Consumer Finance)	975	3,413
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	150	1,286
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	5,116
Liberty Braves Group* - Class C (Media)	125	2,853
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	250	2,688
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	275	1,092
Limelight Networks, Inc.* (Internet Software & Services)	450	1,850
Liquidity Services, Inc.* (Internet Software & Services)	175	1,138
Lithia Motors, Inc. - Class A (Specialty Retail)	75	7,539
LivaNova PLC* (Health Care Equipment & Supplies)	150	13,274
LivePerson, Inc.* (Internet Software & Services)	200	3,270
Louisiana-Pacific Corp. (Paper & Forest Products)	425	12,227
LSC Communications, Inc. (Commercial Services & Supplies)	125	2,181
LSI Industries, Inc. (Electrical Equipment)	150	1,217
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	4,750
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	2,392
Lumentum Holdings, Inc.* (Communications Equipment)	175	11,165
Luminex Corp. (Life Sciences Tools & Services)	150	3,161
M.D.C. Holdings, Inc. (Household Durables)	125	3,490
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,075
M/I Homes, Inc.* (Household Durables)	100	3,185
Macatawa Bank Corp. (Banks)	150	1,541
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	4,595
MacroGenics, Inc.* (Biotechnology)	125	3,145
Magellan Health, Inc.* (Health Care Providers & Services)	75	8,032
Maiden Holdings, Ltd. (Insurance)	250	1,625
ManTech International Corp. - Class A (IT Services)	100	5,547
MarineMax, Inc.* (Specialty Retail)	100	1,945
Marten Transport, Ltd. (Road & Rail)	175	3,990
Masimo Corp.* (Health Care Equipment & Supplies)	125	10,994
Masonite International Corp.* (Building Products)	100	6,135
MasTec, Inc.* (Construction & Engineering)	200	9,410
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	275	8,224
Matinas BioPharma Holdings, Inc.* (Biotechnology)	450	344
Matrix Service Co.* (Energy Equipment & Services)	150	2,055
Matson, Inc. (Marine)	150	4,295
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	5,060
MAXIMUS, Inc. (IT Services)	175	11,679
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	200	4,550
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	225	1,334
MB Financial, Inc. (Banks)	225	9,108
MBIA, Inc.* (Insurance)	425	3,936
McDermott International, Inc.* (Energy Equipment & Services)	875	5,328
McGrath RentCorp (Commercial Services & Supplies)	75	4,027
MDC Partners, Inc.* - Class A (Media)	250	1,800
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,577
MediciNova, Inc.* (Biotechnology)	225	2,300
Medidata Solutions, Inc.* (Health Care Technology)	150	9,421

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Melinta Therapeutics, Inc.* (Pharmaceuticals)	75	$555
Mercury Systems, Inc.* (Aerospace & Defense)	150	7,248
Meredith Corp. (Media)	125	6,725
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,526
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,130
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	6,803
Meritage Homes Corp.* (Household Durables)	125	5,656
Meritor, Inc.* (Machinery)	275	5,654
Merrimack Pharmaceuticals, Inc. (Biotechnology)	100	805
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	4,888
MGE Energy, Inc. (Electric Utilities)	100	5,610
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	13,974
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	600	678
Milacron Holdings Corp.* (Machinery)	150	3,021
MiMedx Group, Inc.* (Biotechnology)	325	2,265
Mindbody, Inc.* (Internet Software & Services)	125	4,863
Minerals Technologies, Inc. (Chemicals)	100	6,695
Minerva Neurosciences, Inc.* (Biotechnology)	150	938
Mitek System, Inc.* (Software)	175	1,295
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	150	17,347
Mobile Mini, Inc. (Commercial Services & Supplies)	150	6,525
MobileIron, Inc.* (Software)	275	1,361
Model N, Inc.* (Software)	125	2,256
Modine Manufacturing Co.* (Auto Components)	175	3,701
Moelis & Co. (Capital Markets)	75	3,814
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	10,147
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	4,538
MoneyGram International, Inc.* (IT Services)	125	1,078
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	225	3,384
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	14,470
Monotype Imaging Holdings, Inc. (Software)	150	3,368
Monro Muffler Brake, Inc. (Specialty Retail)	100	5,360
Moog, Inc. - Class A (Aerospace & Defense)	100	8,241
MRC Global, Inc.* (Trading Companies & Distributors)	275	4,521
MSA Safety, Inc. (Commercial Services & Supplies)	100	8,324
MSG Networks, Inc.* - Class A (Media)	200	4,520
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	175	3,133
Mueller Industries, Inc. (Machinery)	175	4,578
Mueller Water Products, Inc. - Class A (Machinery)	475	5,163
Myriad Genetics, Inc.* (Biotechnology)	200	5,910
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,690
Nantkwest, Inc.* (Biotechnology)	225	875
Natera, Inc.* (Biotechnology)	150	1,391
National Bank Holdings Corp. (Banks)	100	3,325
National CineMedia, Inc. (Media)	275	1,427
National General Holdings Corp. (Insurance)	175	4,254
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	8,410
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	3,762
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	125	2,245
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,365
Nautilus, Inc.* (Leisure Products)	125	1,681
Navigant Consulting, Inc.* (Professional Services)	175	3,367
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	725	609
Navios Maritime Holdings, Inc.* (Marine)	850	763
Navistar International Corp.* (Machinery)	150	5,246
NBT Bancorp, Inc. (Banks)	125	4,435
NCI Building Systems, Inc.* (Building Products)	150	2,655
Nektar Therapeutics* (Pharmaceuticals)	450	47,816
Neogen Corp.* (Health Care Equipment & Supplies)	125	8,374
NeoGenomics, Inc.* (Life Sciences Tools & Services)	250	2,040
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	175	1,199
NETGEAR, Inc.* (Communications Equipment)	100	5,720
NetScout Systems, Inc.* (Communications Equipment)	250	6,588
Nevro Corp.* (Health Care Equipment & Supplies)	75	6,500
New Jersey Resources Corp. (Gas Utilities)	250	10,025
New Media Investment Group, Inc. (Media)	200	3,428
New Relic, Inc.* (Internet Software & Services)	100	7,411
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	2,454
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,520
Newpark Resources, Inc.* (Energy Equipment & Services)	325	2,633
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	150	1,605
Nexstar Broadcasting Group, Inc. - Class A (Media)	125	8,312
NIC, Inc. (Internet Software & Services)	200	2,660
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	225	3,724
NN, Inc. (Machinery)	100	2,400
Noble Corp. PLC* (Energy Equipment & Services)	850	3,154
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	400	776

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	$2,342
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	200	2,604
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	4,968
Northwest Natural Gas Co. (Gas Utilities)	100	5,765
NorthWestern Corp. (Multi-Utilities)	150	8,070
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	5,215
Novavax, Inc.* (Biotechnology)	1,475	3,098
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	4,360
NOW, Inc.* (Trading Companies & Distributors)	325	3,322
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	125	2,055
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	225	3,825
Nutanix, Inc.* (Internet Software & Services)	125	6,139
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	2,695
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	7,832
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	4,972
Nymox Pharmaceutical Corp.* (Biotechnology)	275	1,163
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	700	5,670
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	100	2,675
Oclaro, Inc.* (Communications Equipment)	525	5,019
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	550	2,266
Office Depot, Inc. (Specialty Retail)	1,500	3,225
OFG Bancorp (Banks)	200	2,090
Oil States International, Inc.* (Energy Equipment & Services)	175	4,584
Old National Bancorp (Banks)	400	6,760
Old Second Bancorp, Inc. (Banks)	150	2,085
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	9,046
Omeros Corp.* (Pharmaceuticals)	150	1,676
Omnicell, Inc.* (Health Care Technology)	125	5,425
OMNOVA Solutions, Inc.* (Chemicals)	200	2,100
On Assignment, Inc. (Professional Services)	150	12,281
On Deck Capital, Inc.* (Diversified Financial Services)	300	1,677
ONE Gas, Inc. (Gas Utilities)	150	9,903
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	3,378
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,343
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	175	1,290
Organovo Holdings, Inc.* (Biotechnology)	550	567
Orion Marine Group, Inc.* (Construction & Engineering)	175	1,153
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,303
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	7,048
Otonomy, Inc.* (Biotechnology)	125	525
Otter Tail Corp. (Electric Utilities)	125	5,419
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	400	1,136
Owens & Minor, Inc. (Health Care Providers & Services)	175	2,721
P.H. Glatfelter Co. (Paper & Forest Products)	150	3,080
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	450	923
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	225	675
Pacific Premier Bancorp, Inc.* (Banks)	125	5,025
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	3,894
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	4,298
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,146
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,300
Parker Drilling Co.* (Energy Equipment & Services)	900	572
Party City Holdco, Inc.* (Specialty Retail)	125	1,950
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	225	3,890
Paycom Software, Inc.* (Software)	150	16,108
Paylocity Holding Corp.* (Software)	75	3,842
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	200	9,805
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,458
PDL BioPharma, Inc.* (Biotechnology)	750	2,205
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	150	5,475
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	6,870
Pegasystems, Inc. (Software)	100	6,065
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	6,565
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250	2,413
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	225	4,057
Penumbra, Inc.* (Health Care Equipment & Supplies)	100	11,564
Perficient, Inc.* (IT Services)	125	2,865
Performance Food Group Co.* (Food & Staples Retailing)	225	6,716
PGT, Inc.* (Building Products)	200	3,730
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,092
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,063
Physicians Realty Trust (Equity Real Estate Investment Trusts)	450	7,007
Pier 1 Imports, Inc. (Specialty Retail)	350	1,127
Pieris Pharmaceuticals, Inc.* (Biotechnology)	275	1,876
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	5,276

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pioneer Energy Services Corp.* (Energy Equipment & Services)	550	$1,485
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	225	871
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	250	9,442
Plantronics, Inc. (Communications Equipment)	100	6,037
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,973
Plug Power, Inc.* (Electrical Equipment)	950	1,796
PNM Resources, Inc. (Electric Utilities)	225	8,606
PolyOne Corp. (Chemicals)	250	10,629
Portland General Electric Co. (Electric Utilities)	250	10,128
Portola Pharmaceuticals, Inc.* (Biotechnology)	150	4,899
Potlatch Corp. (Equity Real Estate Investment Trusts)	125	6,506
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	6,835
PRA Group, Inc.* (Consumer Finance)	150	5,700
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	125	10,369
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	125	1,774
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	5,058
Primerica, Inc. (Insurance)	125	12,074
Primo Water Corp.* (Beverages)	125	1,464
Primoris Services Corp. (Construction & Engineering)	125	3,123
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	2,238
Progress Software Corp. (Software)	150	5,768
Proofpoint, Inc.* (Software)	125	14,206
ProPetro Holding Corp.* (Energy Equipment & Services)	125	1,986
PROS Holdings, Inc.* (Software)	100	3,301
Prothena Corp. PLC* (Biotechnology)	125	4,589
Proto Labs, Inc.* (Machinery)	75	8,816
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,118
PTC Therapeutics, Inc.* (Biotechnology)	125	3,383
Puma Biotechnology, Inc.* (Biotechnology)	75	5,104
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	300	5,984
Q2 Holdings, Inc.* (Internet Software & Services)	100	4,555
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	5,433
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	3,169
Quality Care Properties* (Equity Real Estate Investment Trusts)	300	5,829
Quality Systems, Inc.* (Health Care Technology)	175	2,389
Qualys, Inc.* (Software)	100	7,275
Quanex Building Products Corp. (Building Products)	125	2,175
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	175	637
Quidel Corp.* (Health Care Equipment & Supplies)	100	5,181
QuinStreet, Inc.* (Internet Software & Services)	300	3,831
Quotient Technology, Inc.* (Internet Software & Services)	275	3,603
Quotient, Ltd.* (Health Care Equipment & Supplies)	175	824
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	250	2,183
R1 RCM, Inc.* (Health Care Providers & Services)	450	3,213
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	11,899
Radiant Logistics, Inc.* (Air Freight & Logistics)	250	968
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	300	192
Radius Health, Inc.* (Biotechnology)	125	4,493
RadNet, Inc.* (Health Care Providers & Services)	200	2,880
RAIT Financial Trust (Equity Real Estate Investment Trusts)	575	93
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,701
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	275	3,399
Raven Industries, Inc. (Industrial Conglomerates)	125	4,381
Rayonier Advanced Materials, Inc. (Chemicals)	150	3,221
RealNetworks, Inc.* (Internet Software & Services)	225	689
RealPage, Inc.* (Software)	175	9,013
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	225	6,588
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	3,868
Regenxbio, Inc.* (Biotechnology)	125	3,731
Regis Corp.* (Diversified Consumer Services)	175	2,648
Renasant Corp. (Banks)	125	5,320
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	175	2,240
Rent-A-Center, Inc. (Specialty Retail)	175	1,510
Repligen Corp.* (Biotechnology)	100	3,618
Republic First Bancorp, Inc.* (Banks)	200	1,740
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	150	1,427
Resources Connection, Inc. (Professional Services)	125	2,025
Restoration Hardware, Inc.* (Specialty Retail)	100	9,527
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	5,743
Retrophin, Inc.* (Biotechnology)	150	3,354
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	200	5,758
Rexnord Corp.* (Machinery)	300	8,904
Ribbon Communications, Inc.* (Communications Equipment)	225	1,148
Rigel Pharmaceuticals, Inc.* (Biotechnology)	625	2,213
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	2,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RingCentral, Inc.* - Class A (Software)	200	$12,700
RLI Corp. (Insurance)	125	7,924
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	375	7,290
Roadrunner Transportation Systems, Inc.* (Road & Rail)	200	508
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,172
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	375	4,327
RPX Corp. (Professional Services)	175	1,871
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	300	1,380
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,463
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	100	4,249
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	3,056
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	9,680
S&T Bancorp, Inc. (Banks)	125	4,993
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	200	3,530
Safe Bulkers, Inc.* (Marine)	450	1,427
Sage Therapeutics, Inc.* (Biotechnology)	100	16,106
Saia, Inc.* (Road & Rail)	75	5,636
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	300	939
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	1,814
Sandy Spring Bancorp, Inc. (Banks)	75	2,907
Sangamo BioSciences, Inc.* (Biotechnology)	300	5,700
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	5,884
Sarepta Therapeutics, Inc.* (Biotechnology)	175	12,965
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,666
Schneider National, Inc. - Class B (Road & Rail)	125	3,258
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	3,235
Scholastic Corp. (Media)	100	3,884
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,915
Science Applications International Corp. (IT Services)	125	9,849
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	175	7,280
Scorpio Bulkers, Inc. (Marine)	275	1,939
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	650	1,274
Seacoast Banking Corp. of Florida* (Banks)	150	3,971
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	3,337
Select Income REIT (Equity Real Estate Investment Trusts)	200	3,896
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	6,038
Selective Insurance Group, Inc. (Insurance)	175	10,623
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	200	4,280
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	7,810
Sensient Technologies Corp. (Chemicals)	125	8,823
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	300	626
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	75	2,666
ServiceSource International, Inc.* (IT Services)	400	1,524
ServisFirst Bancshares, Inc. (Banks)	150	6,123
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	5,400
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	225	3,218
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	8,125
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,395
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	11,238
Simmons First National Corp. - Class A (Banks)	200	5,690
Simpson Manufacturing Co., Inc. (Building Products)	125	7,199
Sinclair Broadcast Group, Inc. - Class A (Media)	225	7,042
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	100	7,704
SkyWest, Inc. (Airlines)	150	8,160
Sleep Number Corp.* (Specialty Retail)	125	4,394
Sonic Automotive, Inc. - Class A (Specialty Retail)	100	1,895
Sonic Corp. (Hotels, Restaurants & Leisure)	125	3,154
Sotheby’s* - Class A (Diversified Consumer Services)	125	6,414
South Jersey Industries, Inc. (Gas Utilities)	225	6,336
South State Corp. (Banks)	75	6,398
Southside Bancshares, Inc. (Banks)	100	3,474
Southwest Gas Corp. (Gas Utilities)	125	8,454
Spartan Motors, Inc. (Auto Components)	175	3,010
SpartanNash Co. (Food & Staples Retailing)	125	2,151
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	325	5,229
Spire, Inc. (Gas Utilities)	150	10,845
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	225	918
SPX Corp.* (Machinery)	150	4,872
SPX FLOW, Inc.* (Machinery)	125	6,149
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	650	6,130
STAAR Surgical Co.* (Health Care Equipment & Supplies)	200	2,960
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	6,578
State Bank Financial Corp. (Banks)	125	3,751
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	3,740
Sterling Bancorp (Banks)	375	8,456
Sterling Construction Co., Inc.* (Construction & Engineering)	150	1,719
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	175	7,683

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stifel Financial Corp. (Capital Markets)	200	$11,845
Stoneridge, Inc.* (Auto Components)	125	3,450
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	3,532
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	4,423
Summit Materials, Inc.* - Class A (Construction Materials)	325	9,841
Sun Hydraulics Corp. (Machinery)	75	4,017
SunCoke Energy, Inc.* (Metals & Mining)	250	2,690
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	250	1,995
Sunrun, Inc.* (Electrical Equipment)	375	3,349
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	9,892
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,125
Superior Energy Services, Inc.* (Energy Equipment & Services)	475	4,004
Superior Industries International, Inc. (Auto Components)	100	1,330
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	6,870
SUPERVALU, Inc.* (Food & Staples Retailing)	125	1,904
Sykes Enterprises, Inc.* (IT Services)	125	3,618
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,573
Synchronoss Technologies, Inc.* (Software)	175	1,846
Syneos Health, Inc.* (Life Sciences Tools & Services)	150	5,325
Synergy Pharmaceuticals, Inc.* (Biotechnology)	800	1,464
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	8,879
Syntel, Inc.* (IT Services)	125	3,191
Tailored Brands, Inc. (Specialty Retail)	200	5,012
Taylor Morrison Home Corp.* - Class A (Household Durables)	200	4,656
Team, Inc.* (Commercial Services & Supplies)	100	1,375
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	8,512
Teekay Corp. (Oil, Gas & Consumable Fuels)	275	2,225
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	725	863
Teladoc, Inc.* (Health Care Providers & Services)	175	7,053
Telenav, Inc.* (Software)	175	945
Teligent, Inc.* (Pharmaceuticals)	200	672
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	225	1,622
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	6,063
Tenneco, Inc. (Auto Components)	150	8,230
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	150	5,177
Tetra Tech, Inc. (Commercial Services & Supplies)	175	8,566
TETRA Technologies, Inc.* (Energy Equipment & Services)	550	2,063
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	200	614
Texas Capital Bancshares, Inc.* (Banks)	150	13,484
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	11,555
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	125	2,119
TG Therapeutics, Inc.* (Biotechnology)	200	2,840
The Andersons, Inc. (Food & Staples Retailing)	100	3,310
The Bancorp, Inc.* (Banks)	250	2,700
The Brink’s Co. (Commercial Services & Supplies)	125	8,918
The Buckle, Inc. (Specialty Retail)	125	2,769
The Cato Corp. - Class A (Specialty Retail)	100	1,474
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	6,028
The E.W. Scripps Co. - Class A (Media)	200	2,398
The Ensign Group, Inc. (Health Care Providers & Services)	175	4,603
The Finish Line, Inc. - Class A (Specialty Retail)	150	2,031
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	7,165
The Greenbrier Cos., Inc. (Machinery)	100	5,025
The Hackett Group, Inc. (IT Services)	125	2,008
The KEYW Holding Corp.* (Aerospace & Defense)	200	1,572
The Manitowoc Co., Inc. (Machinery)	125	3,558
The Medicines Co.* (Pharmaceuticals)	200	6,588
The Meet Group, Inc.* (Internet Software & Services)	350	732
The New York Times Co. - Class A (Media)	375	9,037
The Rubicon Project, Inc.* (Software)	250	450
The St Joe Co.* (Real Estate Management & Development)	175	3,299
TherapeuticsMD, Inc.* (Pharmaceuticals)	600	2,922
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	3,031
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,801
Third Point Reinsurance, Ltd.* (Insurance)	275	3,836
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	175	3,234
Tile Shop Holdings, Inc. (Specialty Retail)	125	750
TimkenSteel Corp.* (Metals & Mining)	150	2,279
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	175	1,111
Titan International, Inc. (Machinery)	200	2,522
Tivity Health, Inc.* (Health Care Providers & Services)	125	4,956
TiVo Corp. (Software)	350	4,743
TopBuild Corp.* (Household Durables)	125	9,565
TowneBank (Banks)	175	5,005
Travelport Worldwide, Ltd. (IT Services)	400	6,536
Tredegar Corp. (Chemicals)	125	2,244
Trevena, Inc.* (Biotechnology)	450	738
Trex Co., Inc.* (Building Products)	100	10,876
TRI Pointe Group, Inc.* (Household Durables)	475	7,804
TriMas Corp.* (Machinery)	150	3,938
TriNet Group, Inc.* (Professional Services)	125	5,790
Trinseo SA (Chemicals)	125	9,255
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,614

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	150	$4,590
Triumph Group, Inc. (Aerospace & Defense)	150	3,780
Tronox, Ltd. - Class A (Chemicals)	225	4,149
TrueBlue, Inc.* (Professional Services)	150	3,885
TrueCar, Inc.* (Internet Software & Services)	200	1,892
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,958
Trustmark Corp. (Banks)	200	6,232
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	4,587
Tutor Perini Corp.* (Construction & Engineering)	125	2,756
Twilio, Inc.* (Internet Software & Services)	200	7,635
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	250	6,379
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,406
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	600	2,502
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	6,373
UMB Financial Corp. (Banks)	125	9,049
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	125	1,676
Umpqua Holdings Corp. (Banks)	625	13,380
Union Bankshares Corp. (Banks)	125	4,589
Unisys Corp.* (IT Services)	200	2,150
Unit Corp.* (Energy Equipment & Services)	175	3,458
United Bankshares, Inc. (Banks)	300	10,574
United Community Banks, Inc. (Banks)	225	7,121
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	2,219
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,835
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,441
Universal Corp. (Tobacco)	75	3,638
Universal Insurance Holdings, Inc. (Insurance)	125	3,988
Univest Corp. of Pennsylvania (Banks)	100	2,770
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	900	1,179
Urban Edge Properties (Equity Real Estate Investment Trusts)	300	6,405
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	125	2,413
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	2,250
Valhi, Inc. (Chemicals)	300	1,818
Valley National Bancorp (Banks)	750	9,345
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	2,949
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	4,473
VASCO Data Security International, Inc.* (Software)	125	1,619
Vector Group, Ltd. (Tobacco)	275	5,607
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,550
Veracyte, Inc.* (Biotechnology)	150	834
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	350	5,383
Verint Systems, Inc.* (Software)	175	7,455
Versartis, Inc.* (Biotechnology)	125	206
Verso Corp.* - Class A (Paper & Forest Products)	275	4,631
ViaSat, Inc.* (Communications Equipment)	150	9,858
Viavi Solutions, Inc.* (Communications Equipment)	675	6,561
ViewRay, Inc.* (Health Care Equipment & Supplies)	200	1,286
VirnetX Holding Corp.* (Software)	275	1,086
Virtu Financial, Inc. - Class A (Capital Markets)	100	3,300
Virtusa Corp.* (IT Services)	100	4,846
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	400	7,440
Vista Outdoor, Inc.* (Leisure Products)	175	2,856
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	300	1,095
Vocera Communications, Inc.* (Health Care Technology)	100	2,342
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	6,922
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	600	2,658
Wabash National Corp. (Machinery)	200	4,162
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	5,053
WageWorks, Inc.* (Professional Services)	100	4,520
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	100	5,942
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	8,650
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	4,002
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,143
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,730
Watts Water Technologies, Inc. - Class A (Machinery)	75	5,828
Web.com Group, Inc.* (Internet Software & Services)	125	2,263
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	6,372
Werner Enterprises, Inc. (Road & Rail)	150	5,475
WesBanco, Inc. (Banks)	125	5,288
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	2,306
Westamerica Bancorp (Banks)	75	4,356
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,696
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	150	1,598
WGL Holdings, Inc. (Gas Utilities)	150	12,547
Whitestone REIT (Equity Real Estate Investment Trusts)	150	1,559
William Lyon Homes* - Class A (Household Durables)	100	2,749
Windstream Holdings, Inc. (Diversified Telecommunication Services)	675	952
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	4,723

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Winnebago Industries, Inc. (Automobiles)	100	$3,760
Wintrust Financial Corp. (Banks)	150	12,907
WisdomTree Investments, Inc. (Capital Markets)	400	3,668
WMIH Corp.* (Insurance)	1,175	1,669
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	7,947
Woodward, Inc. (Machinery)	150	10,748
Workiva, Inc.* (Software)	100	2,370
World Wrestling Entertainment, Inc. - Class A (Media)	150	5,402
Worthington Industries, Inc. (Metals & Mining)	150	6,438
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	5,952
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,790
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	225	2,621
Xencor, Inc.* (Biotechnology)	150	4,497
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,409
XO Group, Inc.* (Internet Software & Services)	100	2,075
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	3,173
Yelp, Inc.* (Internet Software & Services)	225	9,393
YRC Worldwide, Inc.* (Road & Rail)	150	1,325
ZAGG, Inc.* (Household Durables)	150	1,830
Zendesk, Inc.* (Software)	300	14,361
ZIOPHARM Oncology, Inc.* (Biotechnology)	500	1,960
ZixCorp.* (Software)	275	1,174
Zogenix, Inc.* (Pharmaceuticals)	125	5,006
TOTAL COMMON STOCKS (Cost $3,748,838)		5,348,131

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	493	—
Dyax Corp.*^+(b) (Biotechnology)	450	500
TOTAL CONTINGENT RIGHTS (Cost $—)		500

Rights (NM)
Babcock & Wilcox Enterprises, Inc.; expiring 4/30/18 at $2.00*+ (Electrical Equipment)	200	381
TOTAL RIGHTS (Cost $1,024)		381

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (52.6%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $6,008,093	$6,007,000	$6,007,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,007,000)		6,007,000

TOTAL INVESTMENT SECURITIES (Cost $9,756,862) - 99.5%		11,356,012
Net other assets (liabilities) - 0.5%		58,279

NET ASSETS - 100.0%		$11,414,291

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of March 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represented 0.008% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $703,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	7	6/18/18	$535,605	$(16,516)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/18	1.89%	$2,199,918	$23,917
Russell 2000 Index	UBS AG	4/27/18	1.74%	3,335,380	36,293
				$5,535,298	$60,210

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$81,102	0.7%
Air Freight & Logistics	22,503	0.2%
Airlines	13,965	0.1%
Auto Components	62,396	0.5%
Automobiles	3,760	NM
Banks	489,596	4.2%
Beverages	2,301	NM
Biotechnology	358,376	3.1%
Building Products	61,306	0.5%
Capital Markets	63,936	0.6%
Chemicals	114,819	1.1%
Commercial Services & Supplies	129,360	1.1%
Communications Equipment	95,854	0.8%
Construction & Engineering	72,208	0.6%
Construction Materials	9,841	0.1%
Consumer Finance	40,592	0.4%
Containers & Packaging	3,919	NM
Distributors	3,189	NM
Diversified Consumer Services	51,930	0.5%
Diversified Financial Services	7,032	0.1%
Diversified Telecommunication Services	27,154	0.2%
Electric Utilities	60,216	0.5%
Electrical Equipment	38,061	0.3%
Electronic Equipment, Instruments & Components	135,821	1.2%
Energy Equipment & Services	79,022	0.7%
Equity Real Estate Investment Trusts	330,368	2.9%
Food & Staples Retailing	20,522	0.2%
Food Products	32,039	0.3%
Gas Utilities	63,875	0.6%
Health Care Equipment & Supplies	219,438	1.9%
Health Care Providers & Services	113,292	1.0%
Health Care Technology	42,463	0.4%
Hotels, Restaurants & Leisure	150,211	1.3%
Household Durables	69,599	0.6%
Household Products	10,723	0.1%
Independent Power & Renewable Electricity Producers	24,581	0.2%
Industrial Conglomerates	4,381	NM
Insurance	107,155	0.9%
Internet & Direct Marketing Retail	30,791	0.3%
Internet Software & Services	182,643	1.6%
IT Services	122,820	1.1%
Leisure Products	11,251	0.1%
Life Sciences Tools & Services	31,898	0.3%
Machinery	180,646	1.7%
Marine	10,910	0.1%
Media	77,728	0.7%
Metals & Mining	67,943	0.6%
Mortgage Real Estate Investment Trusts	52,387	0.5%
Multiline Retail	18,030	0.2%
Multi-Utilities	26,465	0.2%
Oil, Gas & Consumable Fuels	131,810	1.1%
Paper & Forest Products	38,113	0.3%
Pharmaceuticals	145,631	1.3%
Professional Services	65,520	0.6%
Real Estate Management & Development	20,938	0.2%
Road & Rail	51,902	0.5%
Semiconductors & Semiconductor Equipment	197,859	1.7%
Software	238,469	2.2%
Specialty Retail	117,112	1.0%
Technology Hardware, Storage & Peripherals	32,191	0.3%
Textiles, Apparel & Luxury Goods	46,246	0.4%
Thrifts & Mortgage Finance	122,714	1.0%
Tobacco	9,245	0.1%
Trading Companies & Distributors	79,508	0.7%
Water Utilities	12,220	0.1%
Wireless Telecommunication Services	9,116	0.1%
Other**	6,065,279	53.1%
Total	$11,414,291	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
8x8, Inc.* (Software)	2,982	$55,614
AAON, Inc. (Building Products)	1,491	58,149
Abaxis, Inc. (Health Care Equipment & Supplies)	852	60,168
Actuant Corp. - Class A (Machinery)	1,278	29,714
ADTRAN, Inc. (Communications Equipment)	1,491	23,185
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,343	149,717
AdvanSix, Inc.* (Chemicals)	852	29,633
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	4,260	119,152
Aerovironment, Inc.* (Aerospace & Defense)	1,278	58,162
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	426	5,078
Agree Realty Corp. (Equity Real Estate Investment Trusts)	852	40,930
Alamo Group, Inc. (Machinery)	639	70,226
Alarm.com Holdings, Inc.* (Internet Software & Services)	852	32,154
Albany International Corp. - Class A (Machinery)	1,704	106,841
Allegiant Travel Co. (Airlines)	426	73,506
Amedisys, Inc.* (Health Care Providers & Services)	1,704	102,819
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,065	35,582
American States Water Co. (Water Utilities)	1,278	67,811
American Vanguard Corp. (Chemicals)	1,065	21,513
American Woodmark Corp.* (Building Products)	852	83,879
Ameris Bancorp (Banks)	1,278	67,606
AMERISAFE, Inc. (Insurance)	426	23,537
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,769	157,141
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,065	19,969
Analogic Corp. (Health Care Equipment & Supplies)	213	20,427
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	426	24,802
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	426	21,181
Apogee Enterprises, Inc. (Building Products)	852	36,934
Applied Optoelectronics, Inc.* (Communications Equipment)	1,065	26,689
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,491	20,412
Avista Corp. (Multi-Utilities)	1,704	87,330
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,917	47,158
Axon Enterprise, Inc.* (Aerospace & Defense)	2,982	117,222
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,195	129,494
B&G Foods, Inc. - Class A (Food Products)	2,343	55,529
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,065	50,215
Balchem Corp. (Chemicals)	1,065	87,064
Banc of California, Inc. (Banks)	1,278	24,665
Banner Corp. (Banks)	852	47,277
Barnes Group, Inc. (Machinery)	2,769	165,835
BioTelemetry, Inc.* (Health Care Providers & Services)	1,704	52,909
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	639	28,691
Bottomline Technologies, Inc.* (Software)	1,917	74,284
Brady Corp. - Class A (Commercial Services & Supplies)	1,278	47,478
Brookline Bancorp, Inc. (Banks)	1,917	31,055
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	4,047	109,593
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,491	159,700
CalAmp Corp.* (Communications Equipment)	2,130	48,734
Calavo Growers, Inc. (Food Products)	852	78,554
California Water Service Group (Water Utilities)	1,704	63,474
Callaway Golf Co. (Leisure Products)	3,621	59,240
Cal-Maine Foods, Inc.* (Food Products)	639	27,924
Cambrex Corp.* (Life Sciences Tools & Services)	1,278	66,840
Capella Education Co. (Diversified Consumer Services)	213	18,606
CARBO Ceramics, Inc.* (Energy Equipment & Services)	426	3,089
Career Education Corp.* (Diversified Consumer Services)	2,343	30,787
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,556	34,250
Cavco Industries, Inc.* (Household Durables)	426	74,018
Central Garden & Pet Co.* (Household Products)	639	27,477
Central Garden & Pet Co.* - Class A (Household Products)	2,130	84,370
Central Pacific Financial Corp. (Banks)	1,065	30,310
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,278	46,264
Chemed Corp. (Health Care Providers & Services)	852	232,478
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,491	41,465
City Holding Co. (Banks)	426	29,207
Coca-Cola Bottling Co. (Beverages)	213	36,779
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,343	101,686
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,704	38,868
Columbia Banking System, Inc. (Banks)	2,130	89,354
Comfort Systems USA, Inc. (Construction & Engineering)	2,130	87,863

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	426	$10,965
Computer Programs & Systems, Inc. (Health Care Technology)	213	6,220
CONMED Corp. (Health Care Equipment & Supplies)	639	40,468
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	852	24,682
Control4 Corp.* (Electronic Equipment, Instruments & Components)	1,065	22,876
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,538	91,100
CorVel Corp.* (Health Care Providers & Services)	639	32,301
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,556	41,535
CryoLife, Inc.* (Health Care Equipment & Supplies)	852	17,083
CSG Systems International, Inc. (IT Services)	852	38,587
CTS Corp. (Electronic Equipment, Instruments & Components)	1,065	28,968
Cubic Corp. (Aerospace & Defense)	639	40,640
Customers Bancorp, Inc.* (Banks)	852	24,836
Cutera, Inc.* (Health Care Equipment & Supplies)	852	42,813
CVB Financial Corp. (Banks)	3,195	72,335
Cytokinetics, Inc.* (Biotechnology)	1,278	9,202
Darling Ingredients, Inc.* (Food Products)	4,899	84,753
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,343	97,797
Depomed, Inc.* (Pharmaceuticals)	1,491	9,826
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	852	15,677
DineEquity, Inc. (Hotels, Restaurants & Leisure)	426	27,937
Dorman Products, Inc.* (Auto Components)	852	56,411
Eagle Pharmaceuticals, Inc.* (Biotechnology)	426	22,446
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,556	52,142
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,917	158,459
Ebix, Inc. (Software)	1,278	95,211
eHealth, Inc.* (Insurance)	426	6,096
El Paso Electric Co. (Electric Utilities)	1,278	65,178
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,917	37,056
Emergent BioSolutions, Inc.* (Biotechnology)	2,130	112,145
Employers Holdings, Inc. (Insurance)	852	34,463
Enanta Pharmaceuticals, Inc.* (Biotechnology)	852	68,935
Encore Capital Group, Inc.* (Consumer Finance)	852	38,510
EnPro Industries, Inc. (Machinery)	1,278	98,892
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	639	49,650
ESCO Technologies, Inc. (Machinery)	852	49,885
EVERTEC, Inc. (IT Services)	1,278	20,895
ExlService Holdings, Inc.* (IT Services)	1,917	106,911
Exponent, Inc. (Professional Services)	1,491	117,267
Extreme Networks, Inc.* (Communications Equipment)	6,603	73,095
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	639	37,318
Federal Signal Corp. (Machinery)	1,704	37,522
Financial Engines, Inc. (Capital Markets)	1,704	59,640
First Commonwealth Financial Corp. (Banks)	3,408	48,155
First Financial Bancorp (Banks)	2,556	75,019
First Financial Bankshares, Inc. (Banks)	2,343	108,480
FirstCash, Inc. (Consumer Finance)	2,769	224,982
Five Below, Inc.* (Specialty Retail)	3,195	234,321
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	4,260	58,149
Forrester Research, Inc. (IT Services)	426	17,658
Forward Air Corp. (Air Freight & Logistics)	1,704	90,073
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,621	83,609
Fox Factory Holding Corp.* (Auto Components)	2,130	74,337
Franklin Electric Co., Inc. (Machinery)	1,065	43,399
Gentherm, Inc.* (Auto Components)	852	28,925
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,065	26,859
Glacier Bancorp, Inc. (Banks)	2,769	106,274
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,130	35,954
Green BanCorp, Inc.* (Banks)	1,065	23,696
Green Dot Corp.* - Class A (Consumer Finance)	2,769	177,659
Griffon Corp. (Building Products)	852	15,549
H.B. Fuller Co. (Chemicals)	1,278	63,555
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,917	140,247
Hanmi Financial Corp. (Banks)	1,065	32,749
Harsco Corp.* (Machinery)	4,686	96,766
HealthEquity, Inc.* (Health Care Providers & Services)	2,982	180,531
HealthStream, Inc. (Health Care Technology)	639	15,866
Heartland Express, Inc. (Road & Rail)	1,065	19,159
Heska Corp.* (Pharmaceuticals)	426	33,684
HFF, Inc. - Class A (Real Estate Management & Development)	2,130	105,861
Hillenbrand, Inc. (Machinery)	1,917	87,990
HMS Holdings Corp.* (Health Care Technology)	1,917	32,282
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,195	130,675
Impax Laboratories, Inc.* (Pharmaceuticals)	2,343	45,571
Independent Bank Corp. (Banks)	852	60,961
Ingevity Corp.* (Chemicals)	2,343	172,655
Innospec, Inc. (Chemicals)	639	43,835
Innoviva, Inc.* (Pharmaceuticals)	4,047	67,463
Inogen, Inc.* (Health Care Equipment & Supplies)	1,065	130,824
Insperity, Inc. (Professional Services)	2,130	148,142
Installed Building Products, Inc.* (Household Durables)	1,278	76,744
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,704	96,361

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,343	$129,662
Inter Parfums, Inc. (Personal Products)	1,065	50,215
Interface, Inc. (Commercial Services & Supplies)	3,408	85,881
iRobot Corp.* (Household Durables)	1,704	109,380
Itron, Inc.* (Electronic Equipment, Instruments & Components)	852	60,961
J & J Snack Foods Corp. (Food Products)	639	87,262
James River Group Holdings, Ltd. (Insurance)	852	30,220
John Bean Technologies Corp. (Machinery)	1,917	217,387
KEMET Corp.* (Electronic Equipment, Instruments & Components)	2,769	50,202
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,343	7,310
Koppers Holdings, Inc.* (Chemicals)	1,278	52,526
Korn/Ferry International (Professional Services)	3,195	164,829
Kraton Performance Polymers, Inc.* (Chemicals)	1,917	91,460
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,047	101,215
Lannett Co., Inc.* (Pharmaceuticals)	1,065	17,093
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,704	27,094
La-Z-Boy, Inc. (Household Durables)	1,491	44,655
LCI Industries (Auto Components)	1,491	155,288
LegacyTexas Financial Group, Inc. (Banks)	2,556	109,447
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	852	30,868
Lexington Realty Trust (Equity Real Estate Investment Trusts)	12,567	98,902
Lgi Homes, Inc.* (Household Durables)	1,065	75,157
LHC Group, Inc.* (Health Care Providers & Services)	1,491	91,786
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,278	211,074
Lindsay Corp. (Machinery)	213	19,477
Lithia Motors, Inc. - Class A (Specialty Retail)	639	64,232
LivePerson, Inc.* (Internet Software & Services)	1,491	24,378
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,278	48,564
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,065	25,475
Lumentum Holdings, Inc.* (Communications Equipment)	1,704	108,715
Luminex Corp. (Life Sciences Tools & Services)	1,278	26,927
Lydall, Inc.* (Machinery)	426	20,555
M.D.C. Holdings, Inc. (Household Durables)	1,278	35,682
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,278	170,229
Marten Transport, Ltd. (Road & Rail)	1,278	29,138
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	3,621	82,378
Medifast, Inc. (Personal Products)	639	59,714
Mercury Systems, Inc.* (Aerospace & Defense)	2,769	133,799
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,065	15,123
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,982	135,233
Meritage Homes Corp.* (Household Durables)	1,065	48,191
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	426	46,519
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,065	41,642
MGP Ingredients, Inc. (Beverages)	639	57,248
MicroStrategy, Inc.* - Class A (Software)	213	27,475
MiMedx Group, Inc.* (Biotechnology)	5,964	41,569
Mobile Mini, Inc. (Commercial Services & Supplies)	1,491	64,859
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,473	81,185
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	639	27,023
Monotype Imaging Holdings, Inc. (Software)	1,491	33,473
Moog, Inc. - Class A (Aerospace & Defense)	852	70,213
Motorcar Parts of America, Inc.* (Auto Components)	426	9,129
Multi-Color Corp. (Commercial Services & Supplies)	426	28,137
Myers Industries, Inc. (Containers & Packaging)	852	18,020
Myriad Genetics, Inc.* (Biotechnology)	4,047	119,589
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,065	28,649
National Bank Holdings Corp. (Banks)	1,491	49,576
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,982	74,789
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,065	35,837
Nautilus, Inc.* (Leisure Products)	852	11,459
Neenah Paper, Inc. (Paper & Forest Products)	426	33,398
Neogen Corp.* (Health Care Equipment & Supplies)	2,982	199,763
NIC, Inc. (Internet Software & Services)	1,704	22,663
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	3,408	56,402
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,704	26,599
Northwest Natural Gas Co. (Gas Utilities)	639	36,838
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,704	45,923
Oclaro, Inc.* (Communications Equipment)	5,325	50,907
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	2,769	166,971
Omnicell, Inc.* (Health Care Technology)	2,343	101,686
On Assignment, Inc. (Professional Services)	2,769	226,725
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,621	61,159
Orthofix International N.V.* (Health Care Equipment & Supplies)	1,065	62,601
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	426	27,805
Pacific Premier Bancorp, Inc.* (Banks)	2,343	94,189
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	426	7,174

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Patrick Industries, Inc.* (Building Products)	1,491	$92,218
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	639	7,451
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	4,899	128,648
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,278	53,357
PGT, Inc.* (Building Products)	2,982	55,614
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,065	42,281
Piper Jaffray Cos. (Capital Markets)	426	35,379
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,065	72,793
ProAssurance Corp. (Insurance)	1,491	72,388
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,491	11,123
Progress Software Corp. (Software)	2,769	106,468
Proto Labs, Inc.* (Machinery)	1,491	175,266
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	639	72,233
Quaker Chemical Corp. (Chemicals)	426	63,103
Quality Systems, Inc.* (Health Care Technology)	2,769	37,797
Qualys, Inc.* (Software)	1,917	139,462
Quanex Building Products Corp. (Building Products)	1,278	22,237
QuinStreet, Inc.* (Internet Software & Services)	2,130	27,200
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,278	11,157
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	6,390	85,818
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,982	36,858
Raven Industries, Inc. (Industrial Conglomerates)	2,130	74,657
Repligen Corp.* (Biotechnology)	2,130	77,063
Restoration Hardware, Inc.* (Specialty Retail)	1,065	101,473
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,195	56,456
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,065	15,283
RLI Corp. (Insurance)	1,065	67,510
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,065	127,309
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,917	53,101
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,704	41,663
S&T Bancorp, Inc. (Banks)	1,065	42,536
Saia, Inc.* (Road & Rail)	1,065	80,036
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	426	21,713
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	852	33,356
Seacoast Banking Corp. of Florida* (Banks)	2,130	56,381
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,621	62,462
Selective Insurance Group, Inc. (Insurance)	2,130	129,292
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,343	91,494
ServisFirst Bancshares, Inc. (Banks)	2,556	104,336
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,065	44,336
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,065	86,531
Shutterstock, Inc.* (Internet Software & Services)	1,065	51,280
Simpson Manufacturing Co., Inc. (Building Products)	2,343	134,934
Sleep Number Corp.* (Specialty Retail)	2,130	74,870
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,278	67,223
Sonic Corp. (Hotels, Restaurants & Leisure)	1,278	32,244
South Jersey Industries, Inc. (Gas Utilities)	2,130	59,981
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,408	54,835
Sps Commerce, Inc.* (Internet Software & Services)	1,065	68,235
Stamps.com, Inc.* (Internet Software & Services)	852	171,295
Standex International Corp. (Machinery)	426	40,619
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,704	74,806
Strayer Education, Inc. (Diversified Consumer Services)	426	43,047
Sturm, Ruger & Co., Inc. (Leisure Products)	426	22,365
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	3,834	52,181
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,982	136,575
SurModics, Inc.* (Health Care Equipment & Supplies)	852	32,419
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	852	33,058
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	426	13,547
Tailored Brands, Inc. (Specialty Retail)	1,491	37,364
Tennant Co. (Machinery)	426	28,840
Tetra Tech, Inc. (Commercial Services & Supplies)	1,704	83,410
The Children’s Place, Inc. (Specialty Retail)	639	86,425
The E.W. Scripps Co. - Class A (Media)	1,704	20,431
The Ensign Group, Inc. (Health Care Providers & Services)	1,491	39,213
The Medicines Co.* (Pharmaceuticals)	1,704	56,130
The Providence Service Corp.* (Health Care Providers & Services)	639	44,180
Third Point Reinsurance, Ltd.* (Insurance)	4,899	68,341
Tivity Health, Inc.* (Health Care Providers & Services)	1,917	76,009
Tompkins Financial Corp. (Banks)	213	16,137
TopBuild Corp.* (Household Durables)	2,130	162,988
Trex Co., Inc.* (Building Products)	1,704	185,345
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,556	21,598
TTEC Holdings, Inc. (IT Services)	852	26,156
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,325	81,419
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	426	34,634
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,491	28,702

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UniFirst Corp. (Commercial Services & Supplies)	426	$68,863
United Community Banks, Inc. (Banks)	2,343	74,156
Universal Forest Products, Inc. (Building Products)	1,917	62,207
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	639	38,404
Universal Insurance Holdings, Inc. (Insurance)	1,278	40,768
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	639	12,333
US Concrete, Inc.* (Construction Materials)	852	51,461
US Ecology, Inc. (Commercial Services & Supplies)	852	45,412
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,278	45,727
Viad Corp. (Commercial Services & Supplies)	639	33,516
Viavi Solutions, Inc.* (Communications Equipment)	8,094	78,674
Vicor Corp.* (Electrical Equipment)	852	24,325
Virtusa Corp.* (IT Services)	1,491	72,254
Vonage Holdings Corp.* (Diversified Telecommunication Services)	12,141	129,302
Wabash National Corp. (Machinery)	1,704	35,460
WageWorks, Inc.* (Professional Services)	2,343	105,904
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,704	101,252
Watts Water Technologies, Inc. - Class A (Machinery)	639	49,650
WD-40 Co. (Household Products)	426	56,104
Westamerica Bancorp (Banks)	639	37,113
Whitestone REIT (Equity Real Estate Investment Trusts)	1,065	11,065
William Lyon Homes* - Class A (Household Durables)	852	23,421
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,704	80,480
Winnebago Industries, Inc. (Automobiles)	1,704	64,070
WisdomTree Investments, Inc. (Capital Markets)	3,621	33,205
World Wrestling Entertainment, Inc. - Class A (Media)	2,343	84,371
XO Group, Inc.* (Internet Software & Services)	1,491	30,938
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,065	22,525
TOTAL COMMON STOCKS (Cost $14,826,355)		21,467,927

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $31,006	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000

TOTAL INVESTMENT SECURITIES (Cost $14,857,355) - 99.9%		21,498,927
Net other assets (liabilities) - 0.1%		12,132

NET ASSETS - 100.0%		$21,511,059

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$539,188	2.5%
Air Freight & Logistics	90,073	0.4%
Airlines	73,506	0.3%
Auto Components	324,090	1.5%
Automobiles	64,070	0.3%
Banks	1,455,850	6.8%
Beverages	94,027	0.4%
Biotechnology	809,166	3.8%
Building Products	747,066	3.5%
Capital Markets	128,224	0.6%
Chemicals	625,344	2.9%
Commercial Services & Supplies	468,713	2.2%
Communications Equipment	409,999	1.9%
Construction & Engineering	87,863	0.4%
Construction Materials	51,461	0.2%
Consumer Finance	441,151	2.1%
Containers & Packaging	18,020	0.1%
Diversified Consumer Services	92,440	0.4%
Diversified Telecommunication Services	230,988	1.1%
Electric Utilities	65,178	0.3%
Electrical Equipment	24,325	0.1%
Electronic Equipment, Instruments & Components	758,348	3.5%
Energy Equipment & Services	3,089	NM
Equity Real Estate Investment Trusts	1,064,125	4.9%
Food Products	334,022	1.6%
Gas Utilities	96,819	0.5%
Health Care Equipment & Supplies	1,358,605	6.3%
Health Care Providers & Services	1,106,463	5.1%
Health Care Technology	226,909	1.1%
Hotels, Restaurants & Leisure	679,048	3.2%
Household Durables	650,236	3.0%
Household Products	167,951	0.8%
Industrial Conglomerates	74,657	0.3%
Insurance	472,615	2.2%
Internet & Direct Marketing Retail	185,811	0.9%
Internet Software & Services	428,143	2.0%
IT Services	282,461	1.3%
Leisure Products	93,064	0.4%
Life Sciences Tools & Services	93,767	0.4%
Machinery	1,374,324	6.5%
Media	104,802	0.5%
Multiline Retail	166,971	0.8%
Multi-Utilities	87,330	0.4%
Oil, Gas & Consumable Fuels	39,965	0.2%
Paper & Forest Products	66,754	0.3%
Personal Products	109,929	0.5%
Pharmaceuticals	544,494	2.5%
Professional Services	762,867	3.5%
Real Estate Management & Development	105,861	0.5%
Road & Rail	128,333	0.6%
Semiconductors & Semiconductor Equipment	1,258,108	5.9%
Software	531,987	2.5%
Specialty Retail	624,160	2.9%
Textiles, Apparel & Luxury Goods	116,341	0.5%
Thrifts & Mortgage Finance	397,541	1.8%
Water Utilities	131,285	0.6%
Other**	43,132	0.2%
Total	$21,511,059	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
8x8, Inc.* (Software)	2,924	$54,533
A. Schulman, Inc. (Chemicals)	1,978	85,054
AAON, Inc. (Building Products)	1,032	40,248
AAR Corp. (Aerospace & Defense)	2,236	98,630
Abaxis, Inc. (Health Care Equipment & Supplies)	688	48,587
Abercrombie & Fitch Co. - Class A (Specialty Retail)	4,644	112,430
ABM Industries, Inc. (Commercial Services & Supplies)	4,472	149,722
Acadia Realty Trust (Equity Real Estate Investment Trusts)	5,676	139,631
Aceto Corp. (Health Care Providers & Services)	2,064	15,686
Acorda Therapeutics, Inc.* (Biotechnology)	3,182	75,254
Actuant Corp. - Class A (Machinery)	2,494	57,986
ADTRAN, Inc. (Communications Equipment)	1,634	25,409
AdvanSix, Inc.* (Chemicals)	946	32,902
Aegion Corp.* (Construction & Engineering)	2,236	51,227
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	516	6,151
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,032	49,577
AK Steel Holding Corp.* (Metals & Mining)	21,414	97,005
Alarm.com Holdings, Inc.* (Internet Software & Services)	774	29,211
Allegiant Travel Co. (Airlines)	344	59,357
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,322	46,788
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,548	51,719
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,708	102,096
American Equity Investment Life Holding Co. (Insurance)	6,106	179,271
American Public Education, Inc.* (Diversified Consumer Services)	1,118	48,073
American States Water Co. (Water Utilities)	946	50,195
American Vanguard Corp. (Chemicals)	516	10,423
Ameris Bancorp (Banks)	1,032	54,593
AMERISAFE, Inc. (Insurance)	774	42,764
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,204	22,575
Analogic Corp. (Health Care Equipment & Supplies)	516	49,484
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,494	43,022
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	430	21,380
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,978	149,833
Apogee Enterprises, Inc. (Building Products)	860	37,281
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	7,482	134,526
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,666	194,351
ArcBest Corp. (Road & Rail)	1,720	55,127
Archrock, Inc. (Energy Equipment & Services)	4,816	42,140
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,290	17,660
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,838	66,069
Asbury Automotive Group, Inc.* (Specialty Retail)	1,290	87,075
Ascena Retail Group, Inc.* (Specialty Retail)	11,610	23,336
Astec Industries, Inc. (Machinery)	1,290	71,182
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,720	103,973
ATN International, Inc. (Diversified Telecommunication Services)	774	46,146
Avista Corp. (Multi-Utilities)	2,580	132,225
Avon Products, Inc.* (Personal Products)	29,928	84,996
AZZ, Inc. (Electrical Equipment)	1,806	78,922
B&G Foods, Inc. - Class A (Food Products)	1,634	38,726
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	688	32,439
Balchem Corp. (Chemicals)	860	70,305
Banc of California, Inc. (Banks)	1,290	24,897
Banner Corp. (Banks)	1,290	71,582
Barnes & Noble Education, Inc.* (Specialty Retail)	2,580	17,776
Barnes & Noble, Inc. (Specialty Retail)	3,870	19,157
Bel Fuse, Inc. - Class B (Communications Equipment)	688	13,003
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,676	63,287
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	3,354	100,117
Big 5 Sporting Goods Corp. (Specialty Retail)	1,376	9,976
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	86	35,123
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	516	23,168
Blucora, Inc.* (Internet Software & Services)	3,182	78,278
Boise Cascade Co. (Paper & Forest Products)	2,580	99,588
Boston Private Financial Holdings, Inc. (Banks)	5,762	86,718
Brady Corp. - Class A (Commercial Services & Supplies)	1,806	67,093
Briggs & Stratton Corp. (Machinery)	2,924	62,603
Bristow Group, Inc. (Energy Equipment & Services)	2,150	27,950
Brookline Bancorp, Inc. (Banks)	3,010	48,762
CACI International, Inc.* - Class A (IT Services)	1,634	247,306
Caleres, Inc. (Specialty Retail)	2,924	98,246
California Water Service Group (Water Utilities)	1,204	44,849
Callaway Golf Co. (Leisure Products)	2,150	35,174
Cal-Maine Foods, Inc.* (Food Products)	1,204	52,615

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cambrex Corp.* (Life Sciences Tools & Services)	860	$44,978
Capella Education Co. (Diversified Consumer Services)	430	37,561
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	6,364	55,049
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,032	7,482
Cardtronics PLC* - Class A (IT Services)	3,096	69,072
Career Education Corp.* (Diversified Consumer Services)	1,634	21,471
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,150	28,810
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	5,246	83,936
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	11,696	48,772
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,332	21,008
Central Pacific Financial Corp. (Banks)	774	22,028
Century Aluminum Co.* (Metals & Mining)	3,354	55,475
Chart Industries, Inc.* (Machinery)	2,064	121,837
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	3,096	59,288
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,322	64,575
Chico’s FAS, Inc. (Specialty Retail)	8,686	78,521
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,118	29,292
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,924	40,497
CIRCOR International, Inc. (Machinery)	1,118	47,694
City Holding Co. (Banks)	516	35,377
Clearwater Paper Corp.* (Paper & Forest Products)	1,118	43,714
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,074	14,765
Columbia Banking System, Inc. (Banks)	2,494	104,623
Community Bank System, Inc. (Banks)	3,440	184,246
Community Health Systems, Inc.* (Health Care Providers & Services)	7,826	30,991
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	602	15,495
Computer Programs & Systems, Inc. (Health Care Technology)	430	12,556
Comtech Telecommunications Corp. (Communications Equipment)	1,634	48,840
CONMED Corp. (Health Care Equipment & Supplies)	860	54,464
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	774	22,423
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	4,386	48,071
Cooper-Standard Holding, Inc.* (Auto Components)	1,118	137,302
Core-Mark Holding Co., Inc. (Distributors)	3,096	65,821
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,752	56,966
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,548	25,155
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,494	27,708
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,204	24,140
CSG Systems International, Inc. (IT Services)	1,204	54,529
CTS Corp. (Electronic Equipment, Instruments & Components)	1,032	28,070
Cubic Corp. (Aerospace & Defense)	860	54,696
Customers Bancorp, Inc.* (Banks)	1,032	30,083
CVB Financial Corp. (Banks)	3,182	72,040
Cytokinetics, Inc.* (Biotechnology)	2,064	14,861
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,666	23,487
Darling Ingredients, Inc.* (Food Products)	5,504	95,218
Dean Foods Co. (Food Products)	6,192	53,374
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	27,348	74,934
Depomed, Inc.* (Pharmaceuticals)	2,494	16,435
DHI Group, Inc.* (Internet Software & Services)	3,182	5,091
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	13,588	141,860
Digi International, Inc.* (Communications Equipment)	1,806	18,602
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,204	22,154
DineEquity, Inc. (Hotels, Restaurants & Leisure)	602	39,479
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,580	78,586
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,268	65,850
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,322	39,869
Dorman Products, Inc.* (Auto Components)	1,032	68,329
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,548	18,266
DSW, Inc. - Class A (Specialty Retail)	4,902	110,099
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,118	43,546
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,806	49,846
eHealth, Inc.* (Insurance)	516	7,384
El Paso Electric Co. (Electric Utilities)	1,290	65,790
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,462	13,889
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,096	84,614
Employers Holdings, Inc. (Insurance)	1,204	48,702
Encore Capital Group, Inc.* (Consumer Finance)	688	31,098
Encore Wire Corp. (Electrical Equipment)	1,376	78,019
Engility Holdings, Inc.* (Aerospace & Defense)	1,204	29,378
Enova International, Inc.* (Consumer Finance)	2,322	51,200
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	344	26,729
Era Group, Inc.* (Energy Equipment & Services)	1,376	12,866
ESCO Technologies, Inc. (Machinery)	688	40,282
Essendant, Inc. (Commercial Services & Supplies)	2,580	20,124
Ethan Allen Interiors, Inc. (Household Durables)	1,720	39,474

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EVERTEC, Inc. (IT Services)	2,494	$40,777
Express, Inc.* (Specialty Retail)	5,332	38,177
Exterran Corp.* (Energy Equipment & Services)	2,150	57,405
EZCORP, Inc.* - Class A (Consumer Finance)	3,526	46,543
Fabrinet* (Electronic Equipment, Instruments & Components)	2,494	78,262
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	430	25,112
Federal Signal Corp. (Machinery)	1,978	43,556
Fidelity Southern Corp. (Banks)	1,462	33,728
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,806	33,411
Financial Engines, Inc. (Capital Markets)	2,322	81,270
Finisar Corp.* (Communications Equipment)	7,740	122,369
First BanCorp.* (Banks)	12,384	74,552
First Commonwealth Financial Corp. (Banks)	2,666	37,671
First Financial Bancorp (Banks)	3,612	106,012
First Financial Bankshares, Inc. (Banks)	1,892	87,600
First Midwest Bancorp, Inc. (Banks)	6,966	171,294
Flotek Industries, Inc.* (Chemicals)	3,870	23,607
Forrester Research, Inc. (IT Services)	258	10,694
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,924	37,135
Francesca’s Holdings Corp.* (Specialty Retail)	2,494	11,971
Franklin Electric Co., Inc. (Machinery)	1,290	52,568
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	7,310	61,477
Fred’s, Inc. - Class A (Multiline Retail)	2,408	7,200
Frontier Communications Corp. (Diversified Telecommunication Services)	5,332	39,563
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,118	4,070
FTI Consulting, Inc.* (Professional Services)	2,580	124,897
FutureFuel Corp. (Chemicals)	1,720	20,623
Gannett Co., Inc. (Media)	7,654	76,387
General Cable Corp. (Electrical Equipment)	3,440	101,824
Genesco, Inc.* (Specialty Retail)	1,376	55,866
Gentherm, Inc.* (Auto Components)	1,376	46,715
Geospace Technologies Corp.* (Energy Equipment & Services)	946	9,337
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,032	26,027
Gibraltar Industries, Inc.* (Building Products)	2,150	72,778
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,838	106,936
Glacier Bancorp, Inc. (Banks)	2,236	85,818
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,150	36,292
Government Properties Income Trust (Equity Real Estate Investment Trusts)	6,708	91,632
Great Western Bancorp, Inc. (Banks)	4,042	162,771
Green BanCorp, Inc.* (Banks)	516	11,481
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,666	44,789
Greenhill & Co., Inc. (Capital Markets)	1,720	31,820
Griffon Corp. (Building Products)	1,032	18,834
Group 1 Automotive, Inc. (Specialty Retail)	1,376	89,908
GUESS?, Inc. (Specialty Retail)	4,042	83,831
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	946	6,717
H.B. Fuller Co. (Chemicals)	1,892	94,089
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,376	100,668
Hanmi Financial Corp. (Banks)	1,032	31,734
Harmonic, Inc.* (Communications Equipment)	5,590	21,242
Haverty Furniture Cos., Inc. (Specialty Retail)	1,290	25,994
Hawaiian Holdings, Inc. (Airlines)	3,526	136,456
Hawkins, Inc. (Chemicals)	688	24,183
Haynes International, Inc. (Metals & Mining)	860	31,915
HCI Group, Inc. (Insurance)	516	19,691
HealthStream, Inc. (Health Care Technology)	860	21,354
Heartland Express, Inc. (Road & Rail)	2,064	37,131
Heidrick & Struggles International, Inc. (Professional Services)	1,290	40,313
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	9,460	54,773
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,580	46,182
Hibbett Sports, Inc.* (Specialty Retail)	1,290	30,896
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	6,708	34,077
Hillenbrand, Inc. (Machinery)	2,064	94,738
HMS Holdings Corp.* (Health Care Technology)	3,354	56,481
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,806	51,742
Hope Bancorp, Inc. (Banks)	8,772	159,563
Horace Mann Educators Corp. (Insurance)	2,752	117,647
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,322	97,176
Impax Laboratories, Inc.* (Pharmaceuticals)	2,150	41,818
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,762	52,895
Independent Bank Corp. (Banks)	946	67,686
Infinity Property & Casualty Corp. (Insurance)	774	91,642
Innophos Holdings, Inc. (Chemicals)	1,290	51,871
Innospec, Inc. (Chemicals)	860	58,996
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,408	84,111
Insteel Industries, Inc. (Building Products)	1,204	33,267
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,634	90,426
INTL FCStone, Inc.* (Capital Markets)	1,032	44,046
Invacare Corp. (Health Care Equipment & Supplies)	2,236	38,906
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	7,568	123,964
Investment Technology Group, Inc. (Capital Markets)	2,236	44,139
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,676	63,855

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,376	$98,453
J & J Snack Foods Corp. (Food Products)	344	46,977
J.C. Penney Co., Inc.* (Multiline Retail)	21,242	64,151
James River Group Holdings, Ltd. (Insurance)	774	27,454
John B. Sanfilippo & Son, Inc. (Food Products)	602	34,838
Kaiser Aluminum Corp. (Metals & Mining)	1,118	112,806
Kaman Corp. - Class A (Trading Companies & Distributors)	1,892	117,531
KapStone Paper & Packaging Corp. (Paper & Forest Products)	5,934	203,595
Kelly Services, Inc. - Class A (Professional Services)	2,064	59,939
Kindred Healthcare, Inc. (Health Care Providers & Services)	6,192	56,657
Kirkland’s, Inc.* (Specialty Retail)	1,118	10,833
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,676	86,445
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,462	4,561
Lannett Co., Inc.* (Pharmaceuticals)	774	12,423
La-Z-Boy, Inc. (Household Durables)	1,548	46,363
Lindsay Corp. (Machinery)	344	31,455
Liquidity Services, Inc.* (Internet Software & Services)	1,720	11,180
Lithia Motors, Inc. - Class A (Specialty Retail)	774	77,802
LivePerson, Inc.* (Internet Software & Services)	1,892	30,934
LSB Industries, Inc.* (Chemicals)	1,376	8,435
LSC Communications, Inc. (Commercial Services & Supplies)	2,408	42,020
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,290	49,020
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	774	18,514
Lumentum Holdings, Inc.* (Communications Equipment)	2,150	137,170
Luminex Corp. (Life Sciences Tools & Services)	1,290	27,180
Lydall, Inc.* (Machinery)	688	33,196
M.D.C. Holdings, Inc. (Household Durables)	1,462	40,819
M/I Homes, Inc.* (Household Durables)	1,892	60,261
Magellan Health, Inc.* (Health Care Providers & Services)	1,634	175,001
Maiden Holdings, Ltd. (Insurance)	4,644	30,186
ManTech International Corp. - Class A (IT Services)	1,806	100,179
MarineMax, Inc.* (Specialty Retail)	1,462	28,436
Marten Transport, Ltd. (Road & Rail)	1,118	25,490
Materion Corp. (Metals & Mining)	1,376	70,245
Matrix Service Co.* (Energy Equipment & Services)	1,806	24,742
Matson, Inc. (Marine)	2,924	83,743
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,236	113,141
McDermott International, Inc.* (Energy Equipment & Services)	19,264	117,318
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,720	24,424
Meritage Homes Corp.* (Household Durables)	1,204	54,481
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,290	50,439
MicroStrategy, Inc.* - Class A (Software)	344	44,373
Mobile Mini, Inc. (Commercial Services & Supplies)	1,290	56,115
Monotype Imaging Holdings, Inc. (Software)	1,032	23,168
Monro Muffler Brake, Inc. (Specialty Retail)	2,236	119,849
Moog, Inc. - Class A (Aerospace & Defense)	1,204	99,221
Motorcar Parts of America, Inc.* (Auto Components)	688	14,744
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,032	39,629
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,204	62,187
Mueller Industries, Inc. (Machinery)	3,870	101,238
Multi-Color Corp. (Commercial Services & Supplies)	516	34,082
Myers Industries, Inc. (Containers & Packaging)	516	10,913
MYR Group, Inc.* (Construction & Engineering)	1,118	34,457
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	516	13,880
National Presto Industries, Inc. (Aerospace & Defense)	344	32,250
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,118	37,621
Nautilus, Inc.* (Leisure Products)	1,118	15,037
Navigant Consulting, Inc.* (Professional Services)	3,096	59,567
NBT Bancorp, Inc. (Banks)	2,924	103,744
Neenah Paper, Inc. (Paper & Forest Products)	602	47,197
NETGEAR, Inc.* (Communications Equipment)	2,150	122,980
New Media Investment Group, Inc. (Media)	3,612	61,910
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,568	44,878
Newpark Resources, Inc.* (Energy Equipment & Services)	6,106	49,459
NIC, Inc. (Internet Software & Services)	2,408	32,026
Noble Corp. PLC* (Energy Equipment & Services)	16,770	62,217
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,204	18,794
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,966	115,356
Northwest Natural Gas Co. (Gas Utilities)	1,118	64,453
Oclaro, Inc.* (Communications Equipment)	5,160	49,330
OFG Bancorp (Banks)	3,010	31,455
Oil States International, Inc.* (Energy Equipment & Services)	4,042	105,900
Old National Bancorp (Banks)	9,116	154,060
Olympic Steel, Inc. (Metals & Mining)	602	12,347
Opus Bank (Banks)	1,204	33,712
Orion Marine Group, Inc.* (Construction & Engineering)	1,892	12,468

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,666	$40,923
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	602	39,293
Owens & Minor, Inc. (Health Care Providers & Services)	4,214	65,528
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,118	83,358
P.H. Glatfelter Co. (Paper & Forest Products)	3,010	61,795
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,720	29,532
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	774	13,034
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,472	219,262
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,118	13,036
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,816	46,474
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,128	74,428
Perficient, Inc.* (IT Services)	2,408	55,191
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	860	22,188
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	4,730	39,023
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,246	14,164
Piper Jaffray Cos. (Capital Markets)	516	42,854
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,322	138,693
Powell Industries, Inc. (Electrical Equipment)	602	16,158
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	774	52,903
PRA Group, Inc.* (Consumer Finance)	3,096	117,648
ProAssurance Corp. (Insurance)	1,892	91,857
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,924	21,813
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,128	105,636
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	602	68,050
Quaker Chemical Corp. (Chemicals)	344	50,957
Quanex Building Products Corp. (Building Products)	946	16,460
Quorum Health Corp.* (Health Care Providers & Services)	1,892	15,477
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,268	28,530
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,978	24,448
Rayonier Advanced Materials, Inc. (Chemicals)	3,526	75,703
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,204	72,782
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	860	49,880
Regis Corp.* (Diversified Consumer Services)	2,408	36,433
Rent-A-Center, Inc. (Specialty Retail)	3,612	31,172
Resources Connection, Inc. (Professional Services)	1,978	32,044
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,784	66,863
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	430	31,304
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,494	35,789
RLI Corp. (Insurance)	1,548	98,128
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,150	5,461
S&T Bancorp, Inc. (Banks)	1,204	48,088
Safety Insurance Group, Inc. (Insurance)	1,032	79,309
Saia, Inc.* (Road & Rail)	516	38,777
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,816	125,938
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	344	17,534
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,720	61,146
Scholastic Corp. (Media)	1,892	73,485
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,204	47,137
Seacoast Banking Corp. of Florida* (Banks)	774	20,488
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,118	57,130
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,096	53,406
Selective Insurance Group, Inc. (Insurance)	1,462	88,743
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,634	63,808
Seneca Foods Corp.* - Class A (Food Products)	430	11,911
Shoe Carnival, Inc. (Specialty Retail)	774	18,421
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	860	69,875
Simmons First National Corp. - Class A (Banks)	5,332	151,695
SkyWest, Inc. (Airlines)	3,526	191,815
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,032	54,283
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,634	30,964
Sonic Corp. (Hotels, Restaurants & Leisure)	1,204	30,377
South Jersey Industries, Inc. (Gas Utilities)	3,010	84,762
Southside Bancshares, Inc. (Banks)	1,892	65,728
SpartanNash Co. (Food & Staples Retailing)	2,408	41,442
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,064	33,210
Spire, Inc. (Gas Utilities)	3,268	236,275
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,376	20,571
SPX Corp.* (Machinery)	2,924	94,972
SPX FLOW, Inc.* (Machinery)	2,924	143,831
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	16,426	154,897
Standard Motor Products, Inc. (Auto Components)	1,376	65,456
Standex International Corp. (Machinery)	430	41,001
Stepan Co. (Chemicals)	1,376	114,456
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,548	67,957

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stewart Information Services Corp. (Insurance)	1,634	$71,798
Strayer Education, Inc. (Diversified Consumer Services)	258	26,071
Sturm, Ruger & Co., Inc. (Leisure Products)	688	36,120
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,494	33,943
SunCoke Energy, Inc.* (Metals & Mining)	4,386	47,193
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,580	43,860
Superior Industries International, Inc. (Auto Components)	1,548	20,588
SUPERVALU, Inc.* (Food & Staples Retailing)	2,580	39,293
Sykes Enterprises, Inc.* (IT Services)	2,752	79,643
Synchronoss Technologies, Inc.* (Software)	3,010	31,756
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	430	13,674
Tailored Brands, Inc. (Specialty Retail)	1,634	40,948
Team, Inc.* (Commercial Services & Supplies)	2,064	28,380
Tennant Co. (Machinery)	688	46,578
Tetra Tech, Inc. (Commercial Services & Supplies)	1,720	84,194
TETRA Technologies, Inc.* (Energy Equipment & Services)	8,514	31,928
The Andersons, Inc. (Food & Staples Retailing)	1,806	59,779
The Buckle, Inc. (Specialty Retail)	1,892	41,908
The Cato Corp. - Class A (Specialty Retail)	1,548	22,818
The Children’s Place, Inc. (Specialty Retail)	344	46,526
The E.W. Scripps Co. - Class A (Media)	1,720	20,623
The Ensign Group, Inc. (Health Care Providers & Services)	1,462	38,451
The Finish Line, Inc. - Class A (Specialty Retail)	2,752	37,262
The Greenbrier Cos., Inc. (Machinery)	1,978	99,394
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,290	39,152
The Medicines Co.* (Pharmaceuticals)	2,322	76,486
The Navigators Group, Inc. (Insurance)	1,548	89,242
Tile Shop Holdings, Inc. (Specialty Retail)	2,322	13,932
TimkenSteel Corp.* (Metals & Mining)	2,666	40,497
Titan International, Inc. (Machinery)	3,354	42,294
TiVo Corp. (Software)	8,342	113,033
Tompkins Financial Corp. (Banks)	430	32,577
Travelport Worldwide, Ltd. (IT Services)	8,514	139,119
Tredegar Corp. (Chemicals)	1,720	30,874
Triumph Group, Inc. (Aerospace & Defense)	3,354	84,521
TrueBlue, Inc.* (Professional Services)	2,752	71,276
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,526	29,795
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	258	20,975
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,504	140,461
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	774	14,900
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,118	40,528
UniFirst Corp. (Commercial Services & Supplies)	516	83,411
Unit Corp.* (Energy Equipment & Services)	3,612	71,373
United Community Banks, Inc. (Banks)	2,322	73,491
United Fire Group, Inc. (Insurance)	1,462	69,971
United Insurance Holdings Corp. (Insurance)	1,376	26,337
Universal Corp. (Tobacco)	1,720	83,420
Universal Electronics, Inc.* (Household Durables)	946	49,239
Universal Forest Products, Inc. (Building Products)	1,978	64,186
Universal Insurance Holdings, Inc. (Insurance)	774	24,691
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,204	23,237
US Ecology, Inc. (Commercial Services & Supplies)	602	32,087
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,204	43,079
VASCO Data Security International, Inc.* (Software)	2,064	26,729
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,268	55,556
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,290	13,687
Veritiv Corp.* (Trading Companies & Distributors)	774	30,341
Viad Corp. (Commercial Services & Supplies)	688	36,086
Viavi Solutions, Inc.* (Communications Equipment)	5,848	56,843
Virtus Investment Partners, Inc. (Capital Markets)	516	63,881
Vista Outdoor, Inc.* (Leisure Products)	3,870	63,159
Vitamin Shoppe, Inc.* (Specialty Retail)	1,634	7,108
Wabash National Corp. (Machinery)	1,892	39,373
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	5,676	114,711
Watts Water Technologies, Inc. - Class A (Machinery)	1,118	86,869
WD-40 Co. (Household Products)	430	56,631
Westamerica Bancorp (Banks)	1,032	59,939
Whitestone REIT (Equity Real Estate Investment Trusts)	1,462	15,190
William Lyon Homes* - Class A (Household Durables)	860	23,641
WisdomTree Investments, Inc. (Capital Markets)	3,612	33,122
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	6,536	188,889
World Acceptance Corp.* (Consumer Finance)	430	45,279
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,064	43,654
Zumiez, Inc.* (Specialty Retail)	1,204	28,776
TOTAL COMMON STOCKS (Cost $21,288,556)		26,059,383

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Common Stocks, continued
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $44,008	$44,000	$44,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,000)		44,000

TOTAL INVESTMENT SECURITIES (Cost $21,332,556) - 100.6%		26,103,383
Net other assets (liabilities) - (0.6)%		(164,630)

NET ASSETS - 100.0%		$25,938,753

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$398,696	1.5%
Air Freight & Logistics	250,995	1.0%
Airlines	387,628	1.5%
Auto Components	455,230	1.8%
Banks	2,539,836	9.8%
Biotechnology	191,926	0.7%
Building Products	283,054	1.1%
Capital Markets	495,712	1.9%
Chemicals	752,478	3.0%
Commercial Services & Supplies	774,985	3.0%
Communications Equipment	615,788	2.4%
Construction & Engineering	98,152	0.4%
Consumer Finance	291,768	1.1%
Containers & Packaging	10,913	NM
Distributors	65,821	0.3%
Diversified Consumer Services	169,609	0.7%
Diversified Telecommunication Services	238,132	0.9%
Electric Utilities	65,790	0.3%
Electrical Equipment	274,923	1.1%
Electronic Equipment, Instruments & Components	1,143,494	4.5%
Energy Equipment & Services	893,362	3.4%
Equity Real Estate Investment Trusts	1,384,104	5.3%
Food & Staples Retailing	140,514	0.5%
Food Products	333,659	1.4%
Gas Utilities	385,490	1.4%
Health Care Equipment & Supplies	589,875	2.3%
Health Care Providers & Services	565,730	2.2%
Health Care Technology	90,391	0.3%
Hotels, Restaurants & Leisure	357,058	1.4%
Household Durables	314,278	1.2%
Household Products	56,631	0.2%
Insurance	1,204,817	4.6%
Internet & Direct Marketing Retail	73,945	0.3%
Internet Software & Services	186,720	0.7%
IT Services	796,510	3.1%
Leisure Products	149,490	0.6%
Life Sciences Tools & Services	72,158	0.3%
Machinery	1,352,647	5.1%
Marine	83,743	0.3%
Media	232,405	0.9%
Metals & Mining	467,483	1.8%
Mortgage Real Estate Investment Trusts	498,914	1.9%
Multiline Retail	71,351	0.3%
Multi-Utilities	132,225	0.5%
Oil, Gas & Consumable Fuels	745,708	2.9%
Paper & Forest Products	503,026	1.9%
Personal Products	84,996	0.3%
Pharmaceuticals	169,737	0.7%
Professional Services	388,036	1.5%
Real Estate Management & Development	72,782	0.3%
Road & Rail	161,986	0.6%
Semiconductors & Semiconductor Equipment	452,456	1.7%
Software	293,592	1.1%
Specialty Retail	1,468,528	5.6%
Technology Hardware, Storage & Peripherals	185,440	0.7%
Textiles, Apparel & Luxury Goods	625,462	2.3%
Thrifts & Mortgage Finance	384,400	1.5%
Tobacco	83,420	0.3%
Trading Companies & Distributors	385,769	1.5%
Water Utilities	95,044	0.4%
Wireless Telecommunication Services	20,571	0.1%
Other**	(120,630)	(0.4)%
Total	$25,938,753	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	666	$7,719
ACI Worldwide, Inc.* (Software)	678	16,082
Adobe Systems, Inc.* (Software)	2,876	621,446
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,820	48,441
Akamai Technologies, Inc.* (Internet Software & Services)	995	70,625
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,059	13,079
Alphabet, Inc.* - Class A (Internet Software & Services)	1,745	1,809,809
Alphabet, Inc.* - Class C (Internet Software & Services)	1,780	1,836,586
Amdocs, Ltd. (IT Services)	841	56,112
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,163	197,114
ANSYS, Inc.* (Software)	490	76,778
Apple, Inc. (Technology Hardware, Storage & Peripherals)	29,682	4,980,046
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,146	341,779
Arista Networks, Inc.* (Communications Equipment)	278	70,973
ARRIS International PLC* (Communications Equipment)	1,019	27,075
Aspen Technology, Inc.* (Software)	422	33,292
athenahealth, Inc.* (Health Care Technology)	236	33,755
Autodesk, Inc.* (Software)	1,289	161,873
Blackbaud, Inc. (Software)	283	28,812
Booz Allen Hamilton Holding Corp. (IT Services)	848	32,835
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,401	565,796
CA, Inc. (Software)	1,829	62,003
CACI International, Inc.* - Class A (IT Services)	145	21,946
Cadence Design Systems, Inc.* (Software)	1,655	60,854
Cars.com, Inc.* (Internet Software & Services)	419	11,870
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	409	32,466
CDK Global, Inc. (Software)	741	46,935
CDW Corp. (Electronic Equipment, Instruments & Components)	895	62,927
CenturyLink, Inc. (Diversified Telecommunication Services)	5,691	93,503
Cerner Corp.* (Health Care Technology)	1,848	107,183
Ciena Corp.* (Communications Equipment)	844	21,860
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	371	15,074
Cisco Systems, Inc. (Communications Equipment)	28,182	1,208,727
Citrix Systems, Inc.* (Software)	757	70,250
Cognizant Technology Solutions Corp. (IT Services)	3,440	276,919
CommScope Holding Co., Inc.* (Communications Equipment)	1,128	45,086
CommVault Systems, Inc.* (Software)	246	14,071
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	574	23,138
CSRA, Inc. (IT Services)	959	39,540
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,076	35,209
Dell Technologies, Inc.* - Class V (Software)	1,166	85,363
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	445	6,853
DXC Technology Co. (IT Services)	1,669	167,785
eBay, Inc.* (Internet Software & Services)	5,505	221,521
EchoStar Corp.* (Communications Equipment)	283	14,934
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	269	7,352
Ellie Mae, Inc.* (Software)	202	18,572
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	825	28,710
EPAM Systems, Inc.* (IT Services)	295	33,783
F5 Networks, Inc.* (Communications Equipment)	362	52,349
Facebook, Inc.* - Class A (Internet Software & Services)	14,015	2,239,457
Fair Isaac Corp. (Software)	177	29,978
Finisar Corp.* (Communications Equipment)	667	10,545
FireEye, Inc.* (Software)	1,026	17,370
Fortinet, Inc.* (Software)	845	45,275
Garmin, Ltd. (Household Durables)	647	38,128
Gartner, Inc.* (IT Services)	531	62,456
GrubHub, Inc.* (Internet Software & Services)	508	51,547
Guidewire Software, Inc.* (Software)	466	37,667
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	9,167	160,789
HP, Inc. (Technology Hardware, Storage & Peripherals)	9,578	209,950
IAC/InterActiveCorp* (Internet Software & Services)	447	69,902
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	775	23,684
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,376	1,425,743
InterDigital, Inc. (Communications Equipment)	204	15,014
International Business Machines Corp. (IT Services)	5,011	768,837
Intuit, Inc. (Software)	1,422	246,504
j2 Global, Inc. (Internet Software & Services)	289	22,808
Juniper Networks, Inc. (Communications Equipment)	2,012	48,952
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	916	99,853

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	953	$193,611
Leidos Holdings, Inc. (IT Services)	832	54,413
LogMeIn, Inc. (Internet Software & Services)	309	35,705
Lumentum Holdings, Inc.* (Communications Equipment)	365	23,287
Manhattan Associates, Inc.* (Software)	398	16,668
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,524	53,004
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,646	99,122
Medidata Solutions, Inc.* (Health Care Technology)	347	21,795
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,372	125,346
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,763	352,623
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	688	44,527
Microsoft Corp. (Software)	45,042	4,110,982
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	319	36,892
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	228	26,396
Motorola Solutions, Inc. (Communications Equipment)	948	99,824
NCR Corp.* (Technology Hardware, Storage & Peripherals)	693	21,843
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,567	96,668
NetScout Systems, Inc.* (Communications Equipment)	510	13,439
Nuance Communications, Inc.* (Software)	1,579	24,869
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,540	819,829
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,489	60,881
Oracle Corp. (Software)	17,677	808,723
Palo Alto Networks, Inc.* (Communications Equipment)	537	97,476
Pandora Media, Inc.* (Internet Software & Services)	1,455	7,319
Paycom Software, Inc.* (Software)	279	29,962
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,092	11,892
Plantronics, Inc. (Communications Equipment)	195	11,772
Proofpoint, Inc.* (Software)	296	33,640
PTC, Inc.* (Software)	681	53,125
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	741	52,203
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,659	479,795
Red Hat, Inc.* (Software)	1,036	154,892
Salesforce.com, Inc.* (Software)	4,014	466,828
Science Applications International Corp. (IT Services)	252	19,858
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,667	97,553
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	389	15,190
ServiceNow, Inc.* (Software)	1,011	167,270
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	251	22,565
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,068	107,078
Splunk, Inc.* (Software)	827	81,369
SS&C Technologies Holdings, Inc. (Software)	1,012	54,284
Symantec Corp. (Software)	3,626	93,732
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	203	9,283
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	172	20,365
Synopsys, Inc.* (Software)	870	72,419
Tableau Software, Inc.* - Class A (Software)	398	32,166
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	17,367
Teradata Corp.* (IT Services)	714	28,324
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,142	52,201
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,756	597,991
The Ultimate Software Group, Inc.* (Software)	171	41,673
Twitter, Inc.* (Internet Software & Services)	3,780	109,658
Tyler Technologies, Inc.* (Software)	208	43,880
Veeva Systems, Inc.* - Class A (Health Care Technology)	682	49,800
Verint Systems, Inc.* (Software)	373	15,890
VeriSign, Inc.* (Internet Software & Services)	488	57,857
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	637	23,970
ViaSat, Inc.* (Communications Equipment)	320	21,030
Viavi Solutions, Inc.* (Communications Equipment)	1,322	12,850
VMware, Inc.* - Class A (Software)	399	48,387
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,740	160,550
Workday, Inc.* - Class A (Software)	801	101,815
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,251	36,004
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,490	107,638
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,089	37,200
Zillow Group, Inc.* - Class A (Internet Software & Services)	281	15,174
Zillow Group, Inc.* - Class C (Internet Software & Services)	614	33,033
TOTAL COMMON STOCKS (Cost $10,454,363)		30,486,044

TOTAL INVESTMENT SECURITIES (Cost $10,454,363) - 100.2%		30,486,044
Net other assets (liabilities) - (0.2)%		(48,096)

NET ASSETS - 100.0%		$30,437,948

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Technology invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Commercial Services & Supplies	$11,892	NM
Communications Equipment	1,795,193	5.9%
Diversified Telecommunication Services	130,703	0.4%
Electronic Equipment, Instruments & Components	100,659	0.3%
Health Care Technology	225,612	0.8%
Household Durables	38,128	0.1%
Internet Software & Services	6,592,871	21.7%
IT Services	1,562,808	5.1%
Semiconductors & Semiconductor Equipment	6,117,152	20.1%
Software	8,125,699	26.8%
Technology Hardware, Storage & Peripherals	5,785,327	19.0%
Other**	(48,096)	(0.2)%
Total	$30,437,948	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (50.4%)
AT&T, Inc. (Diversified Telecommunication Services)	47,383	$1,689,203
Sprint Corp.* (Wireless Telecommunication Services)	5,307	25,898
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	682	19,116
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,407	146,924
Verizon Communications, Inc. (Diversified Telecommunication Services)	31,880	1,524,502
TOTAL COMMON STOCKS (Cost $1,801,035)		3,405,643

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $8,001	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000

TOTAL INVESTMENT SECURITIES (Cost $1,809,035) - 50.5%		3,413,643
Net other assets (liabilities) - 49.5%		3,350,817

NET ASSETS - 100.0%		$6,764,460

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	4/23/18	2.24%	$3,379,594	$(406)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.This amount is included as part of the unrealized gain(loss).

ProFund VP Telecommunications invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$3,213,705	47.6%
Wireless Telecommunication Services	191,938	2.8%
Other**	3,358,817	49.6%
Total	$6,764,460	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (48.0%)
U.S. Treasury Bond, 3.00%, 2/15/48	$7,840,000	$7,884,713

TOTAL U.S. TREASURY OBLIGATION (Cost $7,637,151)		7,884,713

Repurchase Agreements(a)(b) (50.0%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $8,204,493	8,203,000	8,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,203,000)		8,203,000

TOTAL INVESTMENT SECURITIES (Cost $15,840,151) - 98.0%		16,087,713
Net other assets (liabilities) - 2.0%		322,956

NET ASSETS - 100.0%		$16,410,669

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $77,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/48	Citibank North America	4/6/18	1.85%	$2,212,547	$125,419
30-Year U.S. Treasury Bond, 3.00% due on 2/15/48	Societe’ Generale	4/6/18	1.95%	10,358,742	364,364
				$12,571,289	$489,783

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (50.6%)
3M Co. (Industrial Conglomerates)	588	$129,078
A.O. Smith Corp. (Building Products)	144	9,157
Abbott Laboratories (Health Care Equipment & Supplies)	1,704	102,104
AbbVie, Inc. (Biotechnology)	1,560	147,654
Accenture PLC - Class A (IT Services)	600	92,100
Activision Blizzard, Inc. (Software)	744	50,190
Acuity Brands, Inc. (Electrical Equipment)	36	5,011
Adobe Systems, Inc.* (Software)	480	103,718
Advance Auto Parts, Inc. (Specialty Retail)	72	8,536
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	804	8,080
Aetna, Inc. (Health Care Providers & Services)	324	54,756
Affiliated Managers Group, Inc. (Capital Markets)	48	9,100
Aflac, Inc. (Insurance)	768	33,608
Agilent Technologies, Inc. (Life Sciences Tools & Services)	312	20,873
Air Products & Chemicals, Inc. (Chemicals)	216	34,350
Akamai Technologies, Inc.* (Internet Software & Services)	168	11,925
Alaska Air Group, Inc. (Airlines)	120	7,435
Albemarle Corp. (Chemicals)	108	10,016
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	96	11,989
Alexion Pharmaceuticals, Inc.* (Biotechnology)	216	24,075
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	18,081
Allegion PLC (Building Products)	96	8,188
Allergan PLC (Pharmaceuticals)	324	54,526
Alliance Data Systems Corp. (IT Services)	48	10,217
Alliant Energy Corp. (Electric Utilities)	228	9,316
Alphabet, Inc.* - Class A (Internet Software & Services)	288	298,696
Alphabet, Inc.* - Class C (Internet Software & Services)	300	309,537
Altria Group, Inc. (Tobacco)	1,860	115,915
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	396	573,146
Ameren Corp. (Multi-Utilities)	240	13,591
American Airlines Group, Inc. (Airlines)	408	21,200
American Electric Power Co., Inc. (Electric Utilities)	480	32,923
American Express Co. (Consumer Finance)	708	66,042
American International Group, Inc. (Insurance)	876	47,672
American Tower Corp. (Equity Real Estate Investment Trusts)	432	62,788
American Water Works Co., Inc. (Water Utilities)	180	14,783
Ameriprise Financial, Inc. (Capital Markets)	144	21,303
AmerisourceBergen Corp. (Health Care Providers & Services)	156	13,449
AMETEK, Inc. (Electrical Equipment)	228	17,321
Amgen, Inc. (Biotechnology)	660	112,517
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	300	25,839
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	540	32,621
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	360	32,807
Andeavor (Oil, Gas & Consumable Fuels)	144	14,481
ANSYS, Inc.* (Software)	84	13,162
Anthem, Inc. (Health Care Providers & Services)	252	55,364
Aon PLC (Insurance)	240	33,679
Apache Corp. (Oil, Gas & Consumable Fuels)	372	14,315
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	156	6,357
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,968	833,531
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,032	57,390
Aptiv PLC (Auto Components)	264	22,432
Archer-Daniels-Midland Co. (Food Products)	552	23,940
Arconic, Inc. (Aerospace & Defense)	420	9,677
Arthur J. Gallagher & Co. (Insurance)	180	12,371
Assurant, Inc. (Insurance)	48	4,388
AT&T, Inc. (Diversified Telecommunication Services)	6,012	214,328
Autodesk, Inc.* (Software)	216	27,125
Automatic Data Processing, Inc. (IT Services)	432	49,023
AutoZone, Inc.* (Specialty Retail)	24	15,569
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	132	21,709
Avery Dennison Corp. (Containers & Packaging)	84	8,925
Baker Hughes, Inc. - Class A (Energy Equipment & Services)	408	11,330
Ball Corp. (Containers & Packaging)	348	13,819
Bank of America Corp. (Banks)	9,372	281,067
Baxter International, Inc. (Health Care Equipment & Supplies)	492	32,000
BB&T Corp. (Banks)	756	39,342
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	264	57,209
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,884	375,820
Best Buy Co., Inc. (Specialty Retail)	252	17,637
Biogen, Inc.* (Biotechnology)	204	55,859
BlackRock, Inc. - Class A (Capital Markets)	120	65,006
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	48	99,859
BorgWarner, Inc. (Auto Components)	192	9,644

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	156	$19,222
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,344	36,718
Brighthouse Financial, Inc.* (Insurance)	96	4,934
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,596	100,947
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	408	96,145
Brown-Forman Corp. - Class B (Beverages)	252	13,709
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	132	12,370
CA, Inc. (Software)	312	10,577
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	456	10,935
Cadence Design Systems, Inc.* (Software)	276	10,149
Campbell Soup Co. (Food Products)	192	8,316
Capital One Financial Corp. (Consumer Finance)	480	45,994
Cardinal Health, Inc. (Health Care Providers & Services)	312	19,556
CarMax, Inc.* (Specialty Retail)	180	11,149
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	396	25,970
Caterpillar, Inc. (Machinery)	588	86,660
CBOE Holdings, Inc. (Capital Markets)	108	12,323
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	300	14,166
CBS Corp. - Class B (Media)	336	17,267
Celgene Corp.* (Biotechnology)	732	65,302
Centene Corp.* (Health Care Providers & Services)	168	17,954
CenterPoint Energy, Inc. (Multi-Utilities)	420	11,508
CenturyLink, Inc. (Diversified Telecommunication Services)	948	15,576
Cerner Corp.* (Health Care Technology)	312	18,096
CF Industries Holdings, Inc. (Chemicals)	228	8,602
Charter Communications, Inc.* - Class A (Media)	180	56,020
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,872	213,483
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24	7,755
Chubb, Ltd. (Insurance)	456	62,368
Church & Dwight Co., Inc. (Household Products)	240	12,086
Cigna Corp. (Health Care Providers & Services)	240	40,258
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	96	8,976
Cincinnati Financial Corp. (Insurance)	144	10,693
Cintas Corp. (Commercial Services & Supplies)	84	14,328
Cisco Systems, Inc. (Communications Equipment)	4,716	202,268
Citigroup, Inc. (Banks)	2,520	170,100
Citizens Financial Group, Inc. (Banks)	480	20,150
Citrix Systems, Inc.* (Software)	132	12,250
CME Group, Inc. (Capital Markets)	336	54,345
CMS Energy Corp. (Multi-Utilities)	276	12,500
Cognizant Technology Solutions Corp. (IT Services)	576	46,368
Colgate-Palmolive Co. (Household Products)	852	61,071
Comcast Corp. - Class A (Media)	4,536	154,995
Comerica, Inc. (Banks)	168	16,116
ConAgra Foods, Inc. (Food Products)	396	14,604
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	144	21,648
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,152	68,302
Consolidated Edison, Inc. (Multi-Utilities)	300	23,382
Constellation Brands, Inc. - Class A (Beverages)	168	38,291
Corning, Inc. (Electronic Equipment, Instruments & Components)	852	23,754
Costco Wholesale Corp. (Food & Staples Retailing)	432	81,402
Coty, Inc. (Personal Products)	468	8,564
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	408	44,721
CSRA, Inc. (IT Services)	156	6,432
CSX Corp. (Road & Rail)	864	48,133
Cummins, Inc. (Machinery)	156	25,286
CVS Health Corp. (Food & Staples Retailing)	996	61,961
D.R. Horton, Inc. (Household Durables)	336	14,730
Danaher Corp. (Health Care Equipment & Supplies)	600	58,746
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	120	10,230
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	144	9,495
Deere & Co. (Machinery)	312	48,460
Delta Air Lines, Inc. (Airlines)	636	34,859
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	228	11,471
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	516	16,404
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	204	21,498
Discover Financial Services (Consumer Finance)	348	25,032
Discovery Communications, Inc.* - Class A (Media)	156	3,343
Discovery Communications, Inc.* - Class C (Media)	300	5,856
Dish Network Corp.* - Class A (Media)	228	8,639
Dollar General Corp. (Multiline Retail)	252	23,575
Dollar Tree, Inc.* (Multiline Retail)	228	21,637
Dominion Resources, Inc. (Multi-Utilities)	636	42,886
Dover Corp. (Machinery)	156	15,322
DowDuPont, Inc. (Chemicals)	2,292	146,024
Dr. Pepper Snapple Group, Inc. (Beverages)	180	21,308
DTE Energy Co. (Multi-Utilities)	180	18,792
Duke Energy Corp. (Electric Utilities)	684	52,990
Duke Realty Corp. (Equity Real Estate Investment Trusts)	348	9,215
DXC Technology Co. (IT Services)	276	27,746
E*TRADE Financial Corp.* (Capital Markets)	264	14,628
Eastman Chemical Co. (Chemicals)	144	15,204

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Eaton Corp. PLC (Electrical Equipment)	432		$34,521
eBay, Inc.* (Internet Software & Services)	924		37,182
Ecolab, Inc. (Chemicals)	252		34,542
Edison International (Electric Utilities)	324		20,626
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	204		28,462
Electronic Arts, Inc.* (Software)	300		36,372
Eli Lilly & Co. (Pharmaceuticals)	948		73,347
Emerson Electric Co. (Electrical Equipment)	624		42,619
Entergy Corp. (Electric Utilities)	180		14,180
Envision Healthcare Corp.* (Health Care Providers & Services)	120		4,612
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	564		59,372
EQT Corp. (Oil, Gas & Consumable Fuels)	240		11,402
Equifax, Inc. (Professional Services)	120		14,137
Equinix, Inc. (Equity Real Estate Investment Trusts)	72		30,106
Equity Residential (Equity Real Estate Investment Trusts)	360		22,183
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	60		14,441
Everest Re Group, Ltd. (Insurance)	36		9,246
Eversource Energy (Electric Utilities)	312		18,383
Exelon Corp. (Electric Utilities)	948		36,981
Expedia, Inc. (Internet & Direct Marketing Retail)	120		13,249
Expeditors International of Washington, Inc. (Air Freight & Logistics)	168		10,634
Express Scripts Holding Co.* (Health Care Providers & Services)	552		38,132
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	120		10,483
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,152		309,780
F5 Networks, Inc.* (Communications Equipment)	60		8,677
Facebook, Inc.* - Class A (Internet Software & Services)	2,352		375,826
Fastenal Co. (Trading Companies & Distributors)	276		15,067
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	72		8,360
FedEx Corp. (Air Freight & Logistics)	240		57,626
Fidelity National Information Services, Inc. (IT Services)	324		31,201
Fifth Third Bancorp (Banks)	684		21,717
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric Utilities)	432		14,692
Fiserv, Inc.* (IT Services)	408		29,094
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	132		6,601
Flowserve Corp. (Machinery)	132		5,720
Fluor Corp. (Construction & Engineering)	132		7,553
FMC Corp. (Chemicals)	132		10,107
Foot Locker, Inc. (Specialty Retail)	120		5,465
Ford Motor Co. (Automobiles)	3,828		42,414
Fortive Corp. (Machinery)	300		23,256
Fortune Brands Home & Security, Inc. (Building Products)	144		8,480
Franklin Resources, Inc. (Capital Markets)	324		11,236
Freeport-McMoRan, Inc. (Metals & Mining)	1,320		23,192
Garmin, Ltd. (Household Durables)	108		6,364
Gartner, Inc.* (IT Services)	84		9,880
General Dynamics Corp. (Aerospace & Defense)	276		60,968
General Electric Co. (Industrial Conglomerates)	8,508		114,688
General Mills, Inc. (Food Products)	552		24,873
General Motors Co. (Automobiles)	1,236		44,916
Genuine Parts Co. (Distributors)	144		12,937
GGP, Inc. (Equity Real Estate Investment Trusts)	624		12,767
Gilead Sciences, Inc. (Biotechnology)	1,284		96,801
Global Payments, Inc. (IT Services)	156		17,397
H & R Block, Inc. (Diversified Consumer Services)	204		5,184
Halliburton Co. (Energy Equipment & Services)	852		39,993
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	348		6,410
Harley-Davidson, Inc. (Automobiles)	168		7,204
Harris Corp. (Communications Equipment)	120		19,354
Hartford Financial Services Group, Inc. (Insurance)	348		17,929
Hasbro, Inc. (Leisure Products)	108		9,105
HCA Holdings, Inc. (Health Care Providers & Services)	276		26,772
HCP, Inc. (Equity Real Estate Investment Trusts)	456		10,593
Helmerich & Payne, Inc. (Energy Equipment & Services)	108		7,188
Henry Schein, Inc.* (Health Care Providers & Services)	156		10,485
Hess Corp. (Oil, Gas & Consumable Fuels)	264		13,364
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,536		26,941
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	204		16,067
Hologic, Inc.* (Health Care Equipment & Supplies)	276		10,311
Honeywell International, Inc. (Industrial Conglomerates)	732		105,781
Hormel Foods Corp. (Food Products)	264		9,060
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	720		13,421
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,608		35,247
Humana, Inc. (Health Care Providers & Services)	132		35,486
Huntington Bancshares, Inc. (Banks)	1,080		16,308
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	48		12,372
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	84		16,077
IHS Markit, Ltd.* (Professional Services)	360		17,366
Illinois Tool Works, Inc. (Machinery)	300		46,998
Illumina, Inc.* (Life Sciences Tools & Services)	144		34,044
Incyte Corp.* (Biotechnology)	168		13,999
Ingersoll-Rand PLC (Machinery)	240		20,522
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,584		238,735

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intercontinental Exchange, Inc. (Capital Markets)	576	$41,772
International Business Machines Corp. (IT Services)	840	128,881
International Flavors & Fragrances, Inc. (Chemicals)	72	9,858
International Paper Co. (Containers & Packaging)	408	21,799
Intuit, Inc. (Software)	240	41,604
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	108	44,586
Invesco, Ltd. (Capital Markets)	396	12,676
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	36	8,402
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	144	14,128
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	276	9,069
J.B. Hunt Transport Services, Inc. (Road & Rail)	84	9,841
Jacobs Engineering Group, Inc. (Construction & Engineering)	120	7,098
Johnson & Johnson (Pharmaceuticals)	2,628	336,777
Johnson Controls International PLC (Building Products)	912	32,139
JPMorgan Chase & Co. (Banks)	3,360	369,500
Juniper Networks, Inc. (Communications Equipment)	336	8,175
Kansas City Southern Industries, Inc. (Road & Rail)	96	10,546
Kellogg Co. (Food Products)	240	15,602
KeyCorp (Banks)	1,044	20,410
Kimberly-Clark Corp. (Household Products)	348	38,325
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	420	6,048
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,860	28,012
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	156	17,006
Kohl’s Corp. (Multiline Retail)	168	11,006
L Brands, Inc. (Specialty Retail)	240	9,170
L3 Technologies, Inc. (Aerospace & Defense)	72	14,976
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	96	15,528
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	156	31,693
Leggett & Platt, Inc. (Household Durables)	132	5,856
Lennar Corp. - Class A (Household Durables)	264	15,561
Leucadia National Corp. (Diversified Financial Services)	312	7,092
Lincoln National Corp. (Insurance)	216	15,781
LKQ Corp.* (Distributors)	300	11,385
Lockheed Martin Corp. (Aerospace & Defense)	240	81,104
Loews Corp. (Insurance)	264	13,129
Lowe’s Cos., Inc. (Specialty Retail)	816	71,604
LyondellBasell Industries N.V. - Class A (Chemicals)	312	32,972
M&T Bank Corp. (Banks)	144	26,548
Macy’s, Inc. (Multiline Retail)	300	8,922
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	828	13,356
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	468	34,215
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	300	40,829
Marsh & McLennan Cos., Inc. (Insurance)	492	40,634
Martin Marietta Materials, Inc. (Construction Materials)	60	12,438
Masco Corp. (Building Products)	312	12,617
MasterCard, Inc. - Class A (IT Services)	900	157,645
Mattel, Inc. (Leisure Products)	336	4,418
McCormick & Co., Inc. (Food Products)	120	12,767
McDonald’s Corp. (Hotels, Restaurants & Leisure)	780	121,977
McKesson Corp. (Health Care Providers & Services)	204	28,737
Medtronic PLC (Health Care Equipment & Supplies)	1,332	106,852
Merck & Co., Inc. (Pharmaceuticals)	2,640	143,801
MetLife, Inc. (Insurance)	1,020	46,808
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	24	13,801
MGM Resorts International (Hotels, Restaurants & Leisure)	504	17,650
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	144	8,940
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	228	20,830
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,128	58,814
Microsoft Corp. (Software)	7,536	687,810
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	108	9,854
Mohawk Industries, Inc.* (Household Durables)	60	13,933
Molson Coors Brewing Co. - Class B (Beverages)	180	13,559
Mondelez International, Inc. - Class A (Food Products)	1,452	60,592
Monsanto Co. (Chemicals)	432	50,411
Monster Beverage Corp.* (Beverages)	408	23,342
Moody’s Corp. (Capital Markets)	168	27,098
Morgan Stanley (Capital Markets)	1,356	73,170
Motorola Solutions, Inc. (Communications Equipment)	156	16,427
Mylan N.V.* (Pharmaceuticals)	504	20,750
National Oilwell Varco, Inc. (Energy Equipment & Services)	372	13,693
Navient Corp. (Consumer Finance)	252	3,306
Nektar Therapeutics* (Pharmaceuticals)	156	16,577
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	264	16,286
Netflix, Inc.* (Internet & Direct Marketing Retail)	420	124,047
Newell Rubbermaid, Inc. (Household Durables)	480	12,230
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	192	4,689
Newmont Mining Corp. (Metals & Mining)	528	20,629
News Corp. - Class A (Media)	372	5,878
News Corp. - Class B (Media)	120	1,932

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NextEra Energy, Inc. (Electric Utilities)	456	$74,479
Nielsen Holdings PLC (Professional Services)	324	10,300
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,272	84,512
NiSource, Inc. (Multi-Utilities)	336	8,034
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	480	14,544
Nordstrom, Inc. (Multiline Retail)	120	5,809
Norfolk Southern Corp. (Road & Rail)	276	37,475
Northern Trust Corp. (Capital Markets)	204	21,039
Northrop Grumman Corp. (Aerospace & Defense)	168	58,652
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	204	10,806
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	300	9,159
Nucor Corp. (Metals & Mining)	312	19,060
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	588	136,175
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	744	48,330
Omnicom Group, Inc. (Media)	228	16,569
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	408	23,223
Oracle Corp. (Software)	2,964	135,602
O’Reilly Automotive, Inc.* (Specialty Retail)	84	20,780
PACCAR, Inc. (Machinery)	348	23,027
Packaging Corp. of America (Containers & Packaging)	96	10,819
Parker-Hannifin Corp. (Machinery)	132	22,576
Paychex, Inc. (IT Services)	312	19,216
PayPal Holdings, Inc.* (IT Services)	1,104	83,760
Pentair PLC (Machinery)	168	11,446
People’s United Financial, Inc. (Banks)	336	6,270
PepsiCo, Inc. (Beverages)	1,392	151,937
PerkinElmer, Inc. (Life Sciences Tools & Services)	108	8,178
Perrigo Co. PLC (Pharmaceuticals)	132	11,001
Pfizer, Inc. (Pharmaceuticals)	5,832	206,977
PG&E Corp. (Electric Utilities)	504	22,141
Philip Morris International, Inc. (Tobacco)	1,524	151,486
Phillips 66 (Oil, Gas & Consumable Fuels)	408	39,135
Pinnacle West Capital Corp. (Electric Utilities)	108	8,618
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	168	28,859
PNC Financial Services Group, Inc. (Banks)	456	68,965
PPG Industries, Inc. (Chemicals)	252	28,123
PPL Corp. (Electric Utilities)	684	19,350
Praxair, Inc. (Chemicals)	276	39,827
Principal Financial Group, Inc. (Insurance)	264	16,080
Prologis, Inc. (Equity Real Estate Investment Trusts)	528	33,259
Prudential Financial, Inc. (Insurance)	408	42,248
Public Service Enterprise Group, Inc. (Multi-Utilities)	492	24,718
Public Storage (Equity Real Estate Investment Trusts)	144	28,856
PulteGroup, Inc. (Household Durables)	264	7,785
PVH Corp. (Textiles, Apparel & Luxury Goods)	72	10,903
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	120	8,454
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,452	80,455
Quanta Services, Inc.* (Construction & Engineering)	156	5,359
Quest Diagnostics, Inc. (Health Care Providers & Services)	132	13,240
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	60	6,708
Range Resources Corp. (Oil, Gas & Consumable Fuels)	216	3,141
Raymond James Financial, Inc. (Capital Markets)	132	11,802
Raytheon Co. (Aerospace & Defense)	288	62,156
Realty Income Corp. (Equity Real Estate Investment Trusts)	276	14,277
Red Hat, Inc.* (Software)	168	25,118
Regency Centers Corp. (Equity Real Estate Investment Trusts)	144	8,493
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	72	24,794
Regions Financial Corp. (Banks)	1,104	20,512
Republic Services, Inc. - Class A (Commercial Services & Supplies)	216	14,306
ResMed, Inc. (Health Care Equipment & Supplies)	144	14,180
Robert Half International, Inc. (Professional Services)	120	6,947
Rockwell Automation, Inc. (Electrical Equipment)	120	20,904
Rockwell Collins, Inc. (Aerospace & Defense)	156	21,037
Roper Technologies, Inc. (Industrial Conglomerates)	96	26,946
Ross Stores, Inc. (Specialty Retail)	372	29,009
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	168	19,780
S&P Global, Inc. (Capital Markets)	252	48,147
Salesforce.com, Inc.* (Software)	672	78,154
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	120	20,510
SCANA Corp. (Multi-Utilities)	144	5,407
Schlumberger, Ltd. (Energy Equipment & Services)	1,356	87,843
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	276	16,152
Sealed Air Corp. (Containers & Packaging)	168	7,189
Sempra Energy (Multi-Utilities)	252	28,028
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	300	46,305
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	180	18,047
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	84	8,134
Snap-on, Inc. (Machinery)	60	8,852
Southwest Airlines Co. (Airlines)	528	30,244
Stanley Black & Decker, Inc. (Machinery)	156	23,899
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,380	79,888
State Street Corp. (Capital Markets)	360	35,903

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Commercial Services & Supplies)	84	$4,917
Stryker Corp. (Health Care Equipment & Supplies)	312	50,207
SunTrust Banks, Inc. (Banks)	456	31,026
SVB Financial Group* (Banks)	48	11,520
Symantec Corp. (Software)	612	15,820
Synchrony Financial (Consumer Finance)	696	23,337
Synopsys, Inc.* (Software)	144	11,987
Sysco Corp. (Food & Staples Retailing)	468	28,061
T. Rowe Price Group, Inc. (Capital Markets)	240	25,913
Take-Two Interactive Software, Inc.* (Software)	108	10,560
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	276	14,520
Target Corp. (Multiline Retail)	528	36,659
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	348	34,765
TechnipFMC PLC (Energy Equipment & Services)	432	12,722
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	960	99,734
Textron, Inc. (Aerospace & Defense)	252	14,860
The AES Corp. (Independent Power & Renewable Electricity Producers)	648	7,368
The Allstate Corp. (Insurance)	348	32,990
The Bank of New York Mellon Corp. (Capital Markets)	984	50,706
The Boeing Co. (Aerospace & Defense)	540	177,056
The Charles Schwab Corp. (Capital Markets)	1,176	61,411
The Clorox Co. (Household Products)	132	17,571
The Coca-Cola Co. (Beverages)	3,756	163,122
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	48	10,983
The Estee Lauder Cos., Inc. - Class A (Personal Products)	216	32,340
The Gap, Inc. (Specialty Retail)	216	6,739
The Goldman Sachs Group, Inc. (Capital Markets)	348	87,646
The Goodyear Tire & Rubber Co. (Auto Components)	240	6,379
The Hershey Co. (Food Products)	132	13,063
The Home Depot, Inc. (Specialty Retail)	1,140	203,195
The Interpublic Group of Cos., Inc. (Media)	372	8,567
The JM Smucker Co. - Class A (Food Products)	108	13,393
The Kraft Heinz Co. (Food Products)	588	36,627
The Kroger Co. (Food & Staples Retailing)	864	20,684
The Macerich Co. (Equity Real Estate Investment Trusts)	108	6,050
The Mosaic Co. (Chemicals)	348	8,449
The NASDAQ OMX Group, Inc. (Capital Markets)	120	10,346
The Procter & Gamble Co. (Household Products)	2,472	195,981
The Progressive Corp. (Insurance)	576	35,096
The Sherwin-Williams Co. (Chemicals)	84	32,938
The Southern Co. (Electric Utilities)	984	43,946
The TJX Cos., Inc. (Specialty Retail)	624	50,893
The Travelers Cos., Inc. (Insurance)	264	36,659
The Walt Disney Co. (Media)	1,476	148,249
The Western Union Co. (IT Services)	444	8,538
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	816	20,286
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	396	81,758
Tiffany & Co. (Specialty Retail)	96	9,375
Time Warner, Inc. (Media)	768	72,637
Torchmark Corp. (Insurance)	108	9,090
Total System Services, Inc. (IT Services)	156	13,457
Tractor Supply Co. (Specialty Retail)	120	7,562
TransDigm Group, Inc. (Aerospace & Defense)	48	14,733
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	108	4,416
Twenty-First Century Fox, Inc. - Class A (Media)	1,032	37,864
Twenty-First Century Fox, Inc. - Class B (Media)	432	15,712
Tyson Foods, Inc. - Class A (Food Products)	288	21,079
U.S. Bancorp (Banks)	1,536	77,568
UDR, Inc. (Equity Real Estate Investment Trusts)	264	9,404
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	60	12,256
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	180	2,943
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	180	2,583
Union Pacific Corp. (Road & Rail)	768	103,242
United Continental Holdings, Inc.* (Airlines)	240	16,673
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	672	70,332
United Rentals, Inc.* (Trading Companies & Distributors)	84	14,509
United Technologies Corp. (Aerospace & Defense)	732	92,101
UnitedHealth Group, Inc. (Health Care Providers & Services)	948	202,872
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	84	9,946
Unum Group (Insurance)	216	10,284
V.F. Corp. (Textiles, Apparel & Luxury Goods)	324	24,015
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	420	38,963
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	84	10,303
Ventas, Inc. (Equity Real Estate Investment Trusts)	348	17,236
VeriSign, Inc.* (Internet Software & Services)	84	9,959
Verisk Analytics, Inc.* - Class A (Professional Services)	156	16,224
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,044	193,384
Vertex Pharmaceuticals, Inc.* (Biotechnology)	252	41,071
Viacom, Inc. - Class B (Media)	348	10,809
Visa, Inc. - Class A (IT Services)	1,764	211,011
Vornado Realty Trust (Equity Real Estate Investment Trusts)	168	11,306

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vulcan Materials Co. (Construction Materials)	132	$15,070
W.W. Grainger, Inc. (Trading Companies & Distributors)	48	13,549
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	840	54,995
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,416	125,982
Waste Management, Inc. (Commercial Services & Supplies)	396	33,311
Waters Corp.* (Life Sciences Tools & Services)	72	14,303
WEC Energy Group, Inc. (Multi-Utilities)	312	19,562
Wells Fargo & Co. (Banks)	4,296	225,153
Welltower, Inc. (Equity Real Estate Investment Trusts)	360	19,595
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	288	26,574
WestRock Co. (Containers & Packaging)	252	16,171
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	744	26,040
Whirlpool Corp. (Household Durables)	72	11,024
Willis Towers Watson PLC (Insurance)	132	20,089
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	96	10,985
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	84	15,318
Xcel Energy, Inc. (Electric Utilities)	492	22,376
Xerox Corp. (Technology Hardware, Storage & Peripherals)	204	5,871
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	252	18,204
XL Group, Ltd. (Insurance)	252	13,926
Xylem, Inc. (Machinery)	180	13,846
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	324	27,582
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	204	22,244
Zions Bancorp (Banks)	192	10,124
Zoetis, Inc. (Pharmaceuticals)	480	40,085
TOTAL COMMON STOCKS (Cost $15,570,323)		22,023,511

	Principal Amount	Value
Repurchase Agreements (47.7%)(b)(c)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $20,756,778	$20,753,000	$20,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,753,000)		20,753,000

TOTAL INVESTMENT SECURITIES (Cost $36,323,323) - 98.3%		42,776,511
Net other assets (liabilities) - 1.7%		754,822

NET ASSETS - 100.0%		$43,531,333

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $9,461,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	6/18/18	$4,094,713	$(134,136)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/18	2.29%	$7,796,876	$73,835
SDPR S&P 500 ETF	Goldman Sachs International	4/27/18	2.19%	2,923,464	27,987
				$10,720,340	$101,822

S&P 500	UBS AG	4/27/18	2.24%	$30,359,381	$319,513
SDPR S&P 500 ETF	UBS AG	4/27/18	1.84%	19,916,859	175,390
				$50,276,240	$494,903
				$60,996,580	$596,725

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$619,692	1.3%
Air Freight & Logistics	150,962	0.3%
Airlines	110,411	0.3%
Auto Components	38,455	0.1%
Automobiles	94,534	0.2%
Banks	1,432,402	3.3%
Beverages	425,268	1.0%
Biotechnology	582,072	1.3%
Building Products	70,581	0.2%
Capital Markets	695,570	1.6%
Chemicals	461,423	1.0%
Commercial Services & Supplies	66,862	0.2%
Communications Equipment	254,901	0.6%
Construction & Engineering	20,010	NM
Construction Materials	27,508	0.1%
Consumer Finance	163,711	0.4%
Containers & Packaging	78,722	0.2%
Distributors	24,322	0.1%
Diversified Consumer Services	5,184	NM
Diversified Financial Services	382,912	0.9%
Diversified Telecommunication Services	423,288	1.0%
Electric Utilities	391,001	0.9%
Electrical Equipment	120,376	0.3%
Electronic Equipment, Instruments & Components	99,361	0.2%
Energy Equipment & Services	172,769	0.4%
Equity Real Estate Investment Trusts	594,289	1.4%
Food & Staples Retailing	373,085	0.9%
Food Products	253,916	0.6%
Health Care Equipment & Supplies	630,534	1.4%
Health Care Providers & Services	596,642	1.4%
Health Care Technology	18,096	NM
Hotels, Restaurants & Leisure	404,837	0.9%
Household Durables	87,483	0.2%
Household Products	325,034	0.7%
Independent Power & Renewable Electricity Producers	16,527	NM
Industrial Conglomerates	376,493	0.9%
Insurance	569,702	1.3%
Internet & Direct Marketing Retail	814,717	1.9%
Internet Software & Services	1,043,125	2.4%
IT Services	941,966	2.2%
Leisure Products	13,523	NM
Life Sciences Tools & Services	187,085	0.4%
Machinery	375,870	0.9%
Media	564,337	1.3%
Metals & Mining	62,881	0.1%
Multiline Retail	107,608	0.2%
Multi-Utilities	208,408	0.5%
Oil, Gas & Consumable Fuels	1,091,836	2.5%
Personal Products	40,904	0.1%
Pharmaceuticals	1,004,788	2.4%
Professional Services	64,974	0.1%
Real Estate Management & Development	14,166	NM
Road & Rail	209,237	0.5%
Semiconductors & Semiconductor Equipment	922,569	2.1%
Software	1,270,198	3.0%
Specialty Retail	478,939	1.1%
Technology Hardware, Storage & Peripherals	960,602	2.2%
Textiles, Apparel & Luxury Goods	161,534	0.4%
Tobacco	267,401	0.6%
Trading Companies & Distributors	43,125	0.1%
Water Utilities	14,783	NM
Other**	21,507,822	49.4%
Total	$43,531,333	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,530	$17,733
Aaron’s, Inc. (Specialty Retail)	850	39,610
ABIOMED, Inc.* (Health Care Equipment & Supplies)	595	173,138
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,105	43,294
ACI Worldwide, Inc.* (Software)	1,530	36,292
Acxiom Corp.* (IT Services)	1,020	23,164
Adtalem Global Education, Inc.* (Diversified Consumer Services)	765	36,376
AECOM Technology Corp.* (Construction & Engineering)	2,125	75,714
AGCO Corp. (Machinery)	850	55,123
Akorn, Inc.* (Pharmaceuticals)	1,275	23,855
Alexander & Baldwin, Inc. (Real Estate Management & Development)	935	21,627
Alleghany Corp. (Insurance)	170	104,455
Allegheny Technologies, Inc.* (Metals & Mining)	1,700	40,256
ALLETE, Inc. (Electric Utilities)	680	49,130
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,380	29,393
AMC Networks, Inc.* - Class A (Media)	680	35,156
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,785	68,937
American Eagle Outfitters, Inc. (Specialty Retail)	2,210	44,045
American Financial Group, Inc. (Insurance)	935	104,925
AptarGroup, Inc. (Containers & Packaging)	850	76,355
Aqua America, Inc. (Water Utilities)	2,380	81,063
ARRIS International PLC* (Communications Equipment)	2,295	60,977
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,190	91,654
Ashland Global Holdings, Inc. (Chemicals)	850	59,322
Aspen Insurance Holdings, Ltd. (Insurance)	765	34,310
Associated Banc-Corp. (Banks)	2,295	57,031
Atmos Energy Corp. (Gas Utilities)	1,445	121,726
AutoNation, Inc.* (Specialty Retail)	765	35,787
Avis Budget Group, Inc.* (Road & Rail)	935	43,795
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,615	67,442
BancorpSouth Bank (Banks)	1,105	35,139
Bank of Hawaii Corp. (Banks)	595	49,445
Bank of the Ozarks, Inc. (Banks)	1,615	77,956
Bed Bath & Beyond, Inc. (Specialty Retail)	1,870	39,251
Belden, Inc. (Electronic Equipment, Instruments & Components)	595	41,019
Bemis Co., Inc. (Containers & Packaging)	1,190	51,789
Big Lots, Inc. (Multiline Retail)	595	25,900
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	255	63,770
Bio-Techne Corp. (Life Sciences Tools & Services)	510	77,031
Black Hills Corp. (Multi-Utilities)	680	36,924
Blackbaud, Inc. (Software)	595	60,577
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,105	35,205
Brinker International, Inc. (Hotels, Restaurants & Leisure)	595	21,480
Broadridge Financial Solutions, Inc. (IT Services)	1,530	167,827
Brown & Brown, Inc. (Insurance)	3,060	77,846
Brunswick Corp. (Leisure Products)	1,190	70,674
Cable One, Inc. (Media)	85	58,404
Cabot Corp. (Chemicals)	850	47,362
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,635	34,887
Camden Property Trust (Equity Real Estate Investment Trusts)	1,190	100,175
Cantel Medical Corp. (Health Care Equipment & Supplies)	510	56,819
Carlisle Cos., Inc. (Industrial Conglomerates)	850	88,749
Carpenter Technology Corp. (Metals & Mining)	595	26,251
Cars.com, Inc.* (Internet Software & Services)	935	26,489
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	595	61,940
Casey’s General Stores, Inc. (Food & Staples Retailing)	510	55,983
Catalent, Inc.* (Pharmaceuticals)	1,785	73,292
Cathay General Bancorp, Inc. (Banks)	1,020	40,780
CDK Global, Inc. (Software)	1,700	107,678
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	595	63,510
Chemical Financial Corp. (Banks)	935	51,126
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	12,070	36,451
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	170	41,489
Ciena Corp.* (Communications Equipment)	1,955	50,635
Cinemark Holdings, Inc. (Media)	1,445	54,433
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	850	34,536
Clean Harbors, Inc.* (Commercial Services & Supplies)	680	33,191
CNO Financial Group, Inc. (Insurance)	2,210	47,891
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,635	40,658
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,295	119,318
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	340	63,716
Commerce Bancshares, Inc. (Banks)	1,275	76,385
Commercial Metals Co. (Metals & Mining)	1,530	31,304
CommVault Systems, Inc.* (Software)	595	34,034
Compass Minerals International, Inc. (Metals & Mining)	425	25,628
Convergys Corp. (IT Services)	1,190	26,918
Cooper Tire & Rubber Co. (Auto Components)	680	19,924
Copart, Inc.* (Commercial Services & Supplies)	2,635	134,200

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Core Laboratories N.V. (Energy Equipment & Services)	595	$64,392
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,530	29,866
CoreLogic, Inc.* (IT Services)	1,105	49,979
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	425	42,611
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,360	35,129
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,525	47,957
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	340	54,128
Crane Co. (Machinery)	680	63,063
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,275	51,395
Cullen/Frost Bankers, Inc. (Banks)	765	81,144
Curtiss-Wright Corp. (Aerospace & Defense)	595	80,367
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,675	79,288
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,275	65,293
Dana Holding Corp. (Auto Components)	1,955	50,361
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,275	71,834
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	425	38,263
Delphi Technologies PLC (Auto Components)	1,190	56,704
Deluxe Corp. (Commercial Services & Supplies)	595	44,036
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	850	12,461
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,105	38,730
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,020	15,708
Dillard’s, Inc. - Class A (Multiline Retail)	255	20,487
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	595	138,968
Domtar Corp. (Paper & Forest Products)	850	36,159
Donaldson Co., Inc. (Machinery)	1,700	76,585
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,125	78,115
Dril-Quip, Inc.* (Energy Equipment & Services)	510	22,848
DST Systems, Inc. (IT Services)	765	63,992
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,105	65,957
Dycom Industries, Inc.* (Construction & Engineering)	425	45,743
Eagle Materials, Inc. (Construction Materials)	680	70,074
East West Bancorp, Inc. (Banks)	1,955	122,265
Eaton Vance Corp. (Capital Markets)	1,615	89,907
Edgewell Personal Care Co.* (Personal Products)	680	33,198
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,020	33,405
EMCOR Group, Inc. (Construction & Engineering)	765	59,616
Encompass Health Corp. (Health Care Providers & Services)	1,275	72,892
Endo International PLC* (Pharmaceuticals)	2,635	15,652
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,275	80,146
Energizer Holdings, Inc. (Household Products)	765	45,579
EnerSys (Electrical Equipment)	595	41,275
Ensco PLCADR - Class A (Energy Equipment & Services)	5,780	25,374
EPR Properties (Equity Real Estate Investment Trusts)	850	47,090
Esterline Technologies Corp.* (Aerospace & Defense)	340	24,871
Evercore Partners, Inc. - Class A (Capital Markets)	510	44,472
F.N.B. Corp. (Banks)	4,250	57,163
FactSet Research Systems, Inc. (Capital Markets)	510	101,704
Fair Isaac Corp. (Software)	425	71,982
Federated Investors, Inc. - Class B (Capital Markets)	1,275	42,585
First American Financial Corp. (Insurance)	1,445	84,793
First Horizon National Corp. (Banks)	4,335	81,628
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,615	47,206
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,105	78,433
Flowers Foods, Inc. (Food Products)	2,465	53,885
Fortinet, Inc.* (Software)	1,955	104,749
Fulton Financial Corp. (Banks)	2,295	40,736
GameStop Corp. - Class A (Specialty Retail)	1,360	17,163
GATX Corp. (Trading Companies & Distributors)	510	34,930
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	850	60,172
Gentex Corp. (Auto Components)	3,655	84,137
Genworth Financial, Inc.* - Class A (Insurance)	6,630	18,763
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	935	46,582
Graco, Inc. (Machinery)	2,210	101,041
Graham Holdings Co. - Class B (Diversified Consumer Services)	85	51,191
Granite Construction, Inc. (Construction & Engineering)	510	28,489
Great Plains Energy, Inc. (Electric Utilities)	2,890	91,873
Greif, Inc. - Class A (Containers & Packaging)	340	17,765
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,210	21,327
Halyard Health, Inc.* (Health Care Equipment & Supplies)	595	27,418
Hancock Holding Co. (Banks)	1,105	57,129
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,445	49,679
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,615	44,752
Healthcare Services Group, Inc. (Commercial Services & Supplies)	935	40,654
Helen of Troy, Ltd.* (Household Durables)	340	29,580

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Herman Miller, Inc. (Commercial Services & Supplies)	765	$24,442
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,360	59,595
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	850	73,950
HNI Corp. (Commercial Services & Supplies)	595	21,474
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,380	116,286
Home BancShares, Inc. (Banks)	2,125	48,471
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,210	56,001
Hubbell, Inc. (Electrical Equipment)	765	93,162
ICU Medical, Inc.* (Health Care Equipment & Supplies)	170	42,908
IDACORP, Inc. (Electric Utilities)	680	60,024
IDEX Corp. (Machinery)	1,020	145,360
ILG, Inc. (Hotels, Restaurants & Leisure)	1,360	42,310
Ingredion, Inc. (Food Products)	935	120,540
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,785	54,550
Interactive Brokers Group, Inc. - Class A (Capital Markets)	935	62,869
InterDigital, Inc. (Communications Equipment)	425	31,280
International Bancshares Corp. (Banks)	680	26,452
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	340	14,994
ITT, Inc. (Machinery)	1,190	58,286
j2 Global, Inc. (Internet Software & Services)	680	53,666
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,295	65,935
Jack Henry & Associates, Inc. (IT Services)	1,020	123,369
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	425	36,265
Janus Henderson Group PLC (Capital Markets)	2,380	78,754
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,275	42,980
JetBlue Airways Corp.* (Airlines)	4,250	86,360
John Wiley & Sons, Inc. - Class A (Media)	595	37,902
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	595	103,910
KB Home (Household Durables)	1,105	31,437
KBR, Inc. (Construction & Engineering)	1,870	30,275
Kemper Corp. (Insurance)	680	38,760
Kennametal, Inc. (Machinery)	1,105	44,377
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,550	133,596
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,275	90,474
Kirby Corp.* (Marine)	680	52,326
KLX, Inc.* (Aerospace & Defense)	680	48,321
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,700	78,217
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,190	14,982
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,105	70,344
Lamb Weston Holding, Inc. (Food Products)	1,955	113,820
Lancaster Colony Corp. (Food Products)	255	31,401
Landstar System, Inc. (Road & Rail)	595	65,242
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,530	44,385
Legg Mason, Inc. (Capital Markets)	1,105	44,918
Leidos Holdings, Inc. (IT Services)	1,870	122,298
LendingTree, Inc.* (Thrifts & Mortgage Finance)	85	27,893
Lennox International, Inc. (Building Products)	510	104,229
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,955	77,672
Life Storage, Inc. (Equity Real Estate Investment Trusts)	595	49,694
LifePoint Health, Inc.* (Health Care Providers & Services)	510	23,970
Lincoln Electric Holdings, Inc. (Machinery)	850	76,458
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	340	70,781
LivaNova PLC* (Health Care Equipment & Supplies)	595	52,658
Live Nation Entertainment, Inc.* (Media)	1,785	75,220
LogMeIn, Inc. (Internet Software & Services)	680	78,573
Louisiana-Pacific Corp. (Paper & Forest Products)	1,955	56,245
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,190	19,885
Mallinckrodt PLC* (Pharmaceuticals)	1,105	16,000
Manhattan Associates, Inc.* (Software)	935	39,158
ManpowerGroup, Inc. (Professional Services)	850	97,835
MarketAxess Holdings, Inc. (Capital Markets)	510	110,894
Masimo Corp.* (Health Care Equipment & Supplies)	595	52,330
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,275	38,135
MAXIMUS, Inc. (IT Services)	850	56,729
MB Financial, Inc. (Banks)	1,105	44,730
MDU Resources Group, Inc. (Multi-Utilities)	2,550	71,808
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,845	62,985
Medidata Solutions, Inc.* (Health Care Technology)	765	48,050
MEDNAX, Inc.* (Health Care Providers & Services)	1,275	70,928
Mercury General Corp. (Insurance)	510	23,394
Meredith Corp. (Media)	510	27,438
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,530	99,021
Minerals Technologies, Inc. (Chemicals)	510	34,145
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	680	78,642
Molina Healthcare, Inc.* (Health Care Providers & Services)	595	48,302
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	510	59,043
MSA Safety, Inc. (Commercial Services & Supplies)	425	35,377

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	595	$54,567
MSCI, Inc. - Class A (Capital Markets)	1,190	177,870
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,125	54,910
Murphy USA, Inc.* (Specialty Retail)	425	30,940
Nabors Industries, Ltd. (Energy Equipment & Services)	4,165	29,113
National Fuel Gas Co. (Gas Utilities)	1,105	56,852
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,445	73,074
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,040	80,090
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,530	48,225
NetScout Systems, Inc.* (Communications Equipment)	1,190	31,357
New Jersey Resources Corp. (Gas Utilities)	1,190	47,719
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,460	84,174
NewMarket Corp. (Chemicals)	85	34,143
Nordson Corp. (Machinery)	680	92,711
NorthWestern Corp. (Multi-Utilities)	680	36,584
NOW, Inc.* (Trading Companies & Distributors)	1,445	14,768
Nu Skin Enterprises, Inc. - Class A (Personal Products)	680	50,122
NuVasive, Inc.* (Health Care Equipment & Supplies)	680	35,503
NVR, Inc.* (Household Durables)	85	238,000
Oceaneering International, Inc. (Energy Equipment & Services)	1,275	23,639
Office Depot, Inc. (Specialty Retail)	6,800	14,620
OGE Energy Corp. (Electric Utilities)	2,635	86,349
Old Dominion Freight Line, Inc. (Road & Rail)	935	137,416
Old Republic International Corp. (Insurance)	3,315	71,107
Olin Corp. (Chemicals)	2,210	67,162
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,635	71,250
ONE Gas, Inc. (Gas Utilities)	680	44,894
Orbital ATK, Inc. (Aerospace & Defense)	765	101,446
Oshkosh Corp. (Machinery)	1,020	78,815
Owens-Illinois, Inc.* (Containers & Packaging)	2,125	46,028
PacWest Bancorp (Banks)	1,700	84,200
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	340	19,482
Patterson Cos., Inc. (Health Care Providers & Services)	1,105	24,564
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,975	52,092
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,445	48,986
Pinnacle Financial Partners, Inc. (Banks)	1,020	65,484
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,465	26,844
Plantronics, Inc. (Communications Equipment)	425	25,657
PNM Resources, Inc. (Electric Utilities)	1,020	39,015
Polaris Industries, Inc. (Leisure Products)	765	87,608
PolyOne Corp. (Chemicals)	1,105	46,985
Pool Corp. (Distributors)	510	74,572
Post Holdings, Inc.* (Food Products)	850	64,396
Potlatch Corp. (Equity Real Estate Investment Trusts)	765	39,818
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	680	22,930
Primerica, Inc. (Insurance)	595	57,477
Prosperity Bancshares, Inc. (Banks)	935	67,909
PTC, Inc.* (Software)	1,530	119,354
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,230	31,622
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,275	24,773
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,700	59,806
Regal Beloit Corp. (Electrical Equipment)	595	43,643
Reinsurance Group of America, Inc. (Insurance)	850	130,899
Reliance Steel & Aluminum Co. (Metals & Mining)	935	80,167
RenaissanceRe Holdings, Ltd. (Insurance)	510	70,640
Rollins, Inc. (Commercial Services & Supplies)	1,275	65,062
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,530	17,656
Royal Gold, Inc. (Metals & Mining)	850	72,990
RPM International, Inc. (Chemicals)	1,785	85,090
Ryder System, Inc. (Road & Rail)	680	49,497
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,380	42,007
Sabre Corp. (IT Services)	2,805	60,167
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,700	27,965
Sanderson Farms, Inc. (Food Products)	255	30,350
Science Applications International Corp. (IT Services)	595	46,886
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	680	28,288
SEI Investments Co. (Capital Markets)	1,700	127,348
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,145	49,251
Sensient Technologies Corp. (Chemicals)	595	41,995
Service Corp. International (Diversified Consumer Services)	2,465	93,029
Signature Bank* (Banks)	680	96,525
Signet Jewelers, Ltd. (Specialty Retail)	765	29,468
Silgan Holdings, Inc. (Containers & Packaging)	1,020	28,407
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	595	53,491
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,020	63,505
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,785	69,418
SLM Corp.* (Consumer Finance)	5,780	64,794
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,360	24,521
Sonoco Products Co. (Containers & Packaging)	1,360	65,960
Sotheby’s* - Class A (Diversified Consumer Services)	510	26,168
Southwest Gas Corp. (Gas Utilities)	680	45,988

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,800	$29,444
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,615	37,904
Steel Dynamics, Inc. (Metals & Mining)	3,145	139,071
STERIS PLC (Health Care Equipment & Supplies)	1,105	103,163
Sterling Bancorp (Banks)	2,975	67,086
Stifel Financial Corp. (Capital Markets)	935	55,380
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,040	17,197
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	425	19,435
Syneos Health, Inc.* (Life Sciences Tools & Services)	765	27,158
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	425	50,320
Synovus Financial Corp. (Banks)	1,615	80,653
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,275	28,050
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	765	43,536
TCF Financial Corp. (Banks)	2,295	52,349
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	425	36,180
TEGNA, Inc. (Media)	2,890	32,917
Teledyne Technologies, Inc.* (Aerospace & Defense)	510	95,457
Teleflex, Inc. (Health Care Equipment & Supplies)	595	151,713
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,190	33,356
Tempur Sealy International, Inc.* (Household Durables)	595	26,948
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,105	26,796
Teradata Corp.* (IT Services)	1,615	64,067
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,550	116,560
Terex Corp. (Machinery)	1,020	38,158
Texas Capital Bancshares, Inc.* (Banks)	680	61,132
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	850	49,113
The Boston Beer Co., Inc.* - Class A (Beverages)	85	16,069
The Brink’s Co. (Commercial Services & Supplies)	680	48,518
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	595	28,691
The Chemours Co. (Chemicals)	2,465	120,069
The Dun & Bradstreet Corp. (Professional Services)	510	59,670
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,615	33,059
The Hain Celestial Group, Inc.* (Food Products)	1,360	43,615
The Hanover Insurance Group, Inc. (Insurance)	595	70,145
The Michaels Cos., Inc.* (Specialty Retail)	1,445	28,481
The New York Times Co. - Class A (Media)	1,700	40,970
The Scotts Miracle-Gro Co. - Class A (Chemicals)	510	43,733
The Timken Co. (Machinery)	935	42,636
The Toro Co. (Machinery)	1,445	90,240
The Ultimate Software Group, Inc.* (Software)	425	103,573
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,380	41,769
Thor Industries, Inc. (Automobiles)	680	78,316
Toll Brothers, Inc. (Household Durables)	1,870	80,878
Tootsie Roll Industries, Inc. (Food Products)	255	7,519
Transocean, Ltd.* (Energy Equipment & Services)	5,780	57,222
TreeHouse Foods, Inc.* (Food Products)	765	29,277
TRI Pointe Group, Inc.* (Household Durables)	2,040	33,517
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,315	118,942
Trinity Industries, Inc. (Machinery)	2,040	66,565
Trustmark Corp. (Banks)	935	29,135
Tupperware Brands Corp. (Household Durables)	680	32,898
Tyler Technologies, Inc.* (Software)	425	89,658
UGI Corp. (Gas Utilities)	2,295	101,944
UMB Financial Corp. (Banks)	595	43,072
Umpqua Holdings Corp. (Banks)	2,890	61,875
United Bankshares, Inc. (Banks)	1,360	47,940
United Natural Foods, Inc.* (Food & Staples Retailing)	680	29,199
United States Steel Corp. (Metals & Mining)	2,295	80,761
United Therapeutics Corp.* (Biotechnology)	595	66,854
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,210	35,913
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,445	30,851
Urban Outfitters, Inc.* (Specialty Retail)	1,020	37,699
Valley National Bancorp (Banks)	3,485	43,423
Valmont Industries, Inc. (Construction & Engineering)	340	49,742
Valvoline, Inc. (Chemicals)	2,635	58,313
Vectren Corp. (Multi-Utilities)	1,105	70,632
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,445	22,224
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,445	54,375
ViaSat, Inc.* (Communications Equipment)	765	50,276
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,785	33,201
W.R. Berkley Corp. (Insurance)	1,275	92,693
Wabtec Corp. (Machinery)	1,105	89,947
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,105	38,233
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,465	16,442
Watsco, Inc. (Trading Companies & Distributors)	425	76,913
Webster Financial Corp. (Banks)	1,190	65,926
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,615	45,349
WellCare Health Plans, Inc.* (Health Care Providers & Services)	595	115,210
Werner Enterprises, Inc. (Road & Rail)	595	21,718

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,020	$90,056
Westar Energy, Inc. (Electric Utilities)	1,870	98,343
WEX, Inc.* (IT Services)	510	79,876
WGL Holdings, Inc. (Gas Utilities)	680	56,882
Williams-Sonoma, Inc. (Specialty Retail)	1,020	53,816
Wintrust Financial Corp. (Banks)	765	65,828
Woodward, Inc. (Machinery)	765	54,820
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	935	22,954
Worthington Industries, Inc. (Metals & Mining)	595	25,537
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,270	77,891
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	680	94,649
TOTAL COMMON STOCKS (Cost $16,563,182)		23,075,934

	Principal Amount	Value
Repurchase Agreements (29.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $10,219,860	$10,218,000	$10,218,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,218,000)		10,218,000

TOTAL INVESTMENT SECURITIES (Cost $26,781,182) - 97.4%		33,293,934
Net other assets (liabilities) - 2.6%		872,544

NET ASSETS - 100.0%		$34,166,478

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $4,073,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	27	6/18/18	$5,081,130	$(118,043)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/18	2.19%	$14,698,106	$211,579
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/18	1.94%	5,614,130	79,458
				$20,312,236	$291,037

S&P MidCap 400	UBS AG	4/27/18	2.19%	$14,027,266	$209,193
SPDR S&P MidCap 400 ETF	UBS AG	4/27/18	2.04%	5,878,142	94,395
				$19,905,408	$303,588
				$40,217,644	$594,625

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$350,462	1.0%
Airlines	86,360	0.3%
Auto Components	211,126	0.6%
Automobiles	78,316	0.2%
Banks	1,880,117	5.5%
Beverages	16,069	NM
Biotechnology	66,854	0.2%
Building Products	104,229	0.3%
Capital Markets	936,701	2.7%
Chemicals	638,319	1.9%
Commercial Services & Supplies	473,798	1.4%
Communications Equipment	250,182	0.7%
Construction & Engineering	289,579	0.8%
Construction Materials	70,074	0.2%
Consumer Finance	64,794	0.2%
Containers & Packaging	286,304	0.8%
Distributors	74,572	0.2%
Diversified Consumer Services	206,764	0.6%
Electric Utilities	474,413	1.4%
Electrical Equipment	178,080	0.5%
Electronic Equipment, Instruments & Components	1,097,033	3.3%
Energy Equipment & Services	321,994	0.9%
Equity Real Estate Investment Trusts	1,886,580	5.5%
Food & Staples Retailing	123,086	0.4%
Food Products	494,803	1.5%
Gas Utilities	476,005	1.5%
Health Care Equipment & Supplies	906,238	2.7%
Health Care Providers & Services	425,956	1.2%
Health Care Technology	77,443	0.2%
Hotels, Restaurants & Leisure	681,644	2.0%
Household Durables	473,258	1.4%
Household Products	45,579	0.1%
Industrial Conglomerates	88,749	0.3%
Insurance	1,028,098	3.0%
Internet Software & Services	158,728	0.5%
IT Services	885,272	2.6%
Leisure Products	158,282	0.5%
Life Sciences Tools & Services	231,469	0.7%
Machinery	1,174,185	3.4%
Marine	52,326	0.2%
Media	362,440	1.1%
Metals & Mining	521,965	1.5%
Multiline Retail	46,387	0.1%
Multi-Utilities	215,948	0.6%
Oil, Gas & Consumable Fuels	658,218	2.0%
Paper & Forest Products	92,404	0.3%
Personal Products	83,320	0.2%
Pharmaceuticals	151,729	0.4%
Professional Services	157,505	0.5%
Real Estate Management & Development	125,537	0.4%
Road & Rail	456,057	1.3%
Semiconductors & Semiconductor Equipment	778,769	2.3%
Software	767,055	2.2%
Specialty Retail	437,575	1.3%
Technology Hardware, Storage & Peripherals	81,666	0.2%
Textiles, Apparel & Luxury Goods	169,621	0.5%
Thrifts & Mortgage Finance	150,300	0.4%
Trading Companies & Distributors	181,178	0.5%
Water Utilities	81,063	0.2%
Wireless Telecommunication Services	33,356	0.1%
Other**	11,090,544	32.5%
Total	$34,166,478	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.0%)
Activision Blizzard, Inc. (Software)	7,222	$487,196
Adobe Systems, Inc.* (Software)	4,692	1,013,847
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,116	235,849
Align Technology, Inc.* (Health Care Equipment & Supplies)	782	196,384
Alphabet, Inc.* - Class A (Internet Software & Services)	2,852	2,957,924
Alphabet, Inc.* - Class C (Internet Software & Services)	3,312	3,417,289
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,600	6,657,765
American Airlines Group, Inc. (Airlines)	4,508	234,236
Amgen, Inc. (Biotechnology)	6,854	1,168,470
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,496	318,590
Apple, Inc. (Technology Hardware, Storage & Peripherals)	48,208	8,088,338
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,982	555,099
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	690	137,006
Autodesk, Inc.* (Software)	2,070	259,951
Automatic Data Processing, Inc. (IT Services)	4,232	480,247
Baidu, Inc.*ADR (Internet Software & Services)	2,668	595,471
Biogen, Inc.* (Biotechnology)	2,024	554,212
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,656	134,252
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	460	956,979
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,910	921,392
CA, Inc. (Software)	3,956	134,108
Cadence Design Systems, Inc.* (Software)	2,668	98,102
Celgene Corp.* (Biotechnology)	7,130	636,067
Cerner Corp.* (Health Care Technology)	3,174	184,092
Charter Communications, Inc.* - Class A (Media)	2,254	701,490
Check Point Software Technologies, Ltd.* (Software)	1,564	155,368
Cintas Corp. (Commercial Services & Supplies)	1,012	172,627
Cisco Systems, Inc. (Communications Equipment)	45,770	1,963,075
Citrix Systems, Inc.* (Software)	1,288	119,526
Cognizant Technology Solutions Corp. (IT Services)	5,566	448,063
Comcast Corp. - Class A (Media)	44,022	1,504,232
Costco Wholesale Corp. (Food & Staples Retailing)	4,186	788,767
CSX Corp. (Road & Rail)	8,418	468,966
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,370	203,729
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,162	108,770
Dish Network Corp.* - Class A (Media)	2,162	81,918
Dollar Tree, Inc.* (Multiline Retail)	2,254	213,905
eBay, Inc.* (Internet Software & Services)	9,614	386,867
Electronic Arts, Inc.* (Software)	2,898	351,354
Expedia, Inc. (Internet & Direct Marketing Retail)	1,334	147,287
Express Scripts Holding Co.* (Health Care Providers & Services)	5,382	371,789
Facebook, Inc.* - Class A (Internet Software & Services)	22,770	3,638,419
Fastenal Co. (Trading Companies & Distributors)	2,714	148,157
Fiserv, Inc.* (IT Services)	3,956	282,102
Gilead Sciences, Inc. (Biotechnology)	12,466	939,812
Hasbro, Inc. (Leisure Products)	1,196	100,823
Henry Schein, Inc.* (Health Care Providers & Services)	1,472	98,933
Hologic, Inc.* (Health Care Equipment & Supplies)	2,622	97,958
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	828	158,471
Illumina, Inc.* (Life Sciences Tools & Services)	1,380	326,260
Incyte Corp.* (Biotechnology)	2,024	168,660
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,344	2,309,436
Intuit, Inc. (Software)	2,438	422,627
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,058	436,774
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,058	123,945
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,740	353,883
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,472	160,463
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,564	317,742
Liberty Global PLC* - Class A (Media)	2,070	64,812
Liberty Global PLC* - Class C (Media)	5,474	166,574
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	4,278	107,677
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,404	462,876
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,668	160,667
Mercadolibre, Inc. (Internet Software & Services)	414	147,545
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,208	201,723
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,994	573,227
Microsoft Corp. (Software)	73,140	6,675,488
Mondelez International, Inc. - Class A (Food Products)	14,122	589,311
Monster Beverage Corp.* (Beverages)	5,336	305,273
Mylan N.V.* (Pharmaceuticals)	5,106	210,214
Netease.com, Inc.ADR (Internet Software & Services)	736	206,367

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,140	$1,222,749
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,750	1,331,643
O’Reilly Automotive, Inc.* (Specialty Retail)	782	193,451
PACCAR, Inc. (Machinery)	3,358	222,199
Paychex, Inc. (IT Services)	3,404	209,652
PayPal Holdings, Inc.* (IT Services)	11,408	865,526
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	14,076	779,951
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,012	348,492
Ross Stores, Inc. (Specialty Retail)	3,634	283,380
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,714	158,823
Shire Pharmaceuticals Group PLCADR (Biotechnology)	644	96,207
Sirius XM Holdings, Inc. (Media)	42,688	266,373
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,748	175,254
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,340	772,252
Symantec Corp. (Software)	5,888	152,205
Synopsys, Inc.* (Software)	1,426	118,700
Take-Two Interactive Software, Inc.* (Software)	1,104	107,949
Tesla Motors, Inc.* (Automobiles)	1,610	428,469
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,338	970,125
The Kraft Heinz Co. (Food Products)	11,592	722,066
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,096	494,179
Twenty-First Century Fox, Inc. - Class A (Media)	10,028	367,927
Twenty-First Century Fox, Inc. - Class B (Media)	7,590	276,048
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	598	122,153
Verisk Analytics, Inc.* - Class A (Professional Services)	1,564	162,656
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,392	389,848
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,508	125,413
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	9,430	617,382
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,806	258,910
Workday, Inc.* - Class A (Software)	1,288	163,718
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	966	176,160
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,438	176,121
TOTAL COMMON STOCKS (Cost $31,284,946)		71,322,799

	Principal Amount	Value
Repurchase Agreements (62.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $66,353,076	$66,341,000	$66,341,000
TOTAL REPURCHASE AGREEMENTS (Cost $66,341,000)		66,341,000

TOTAL INVESTMENT SECURITIES (Cost $97,625,946) - 129.3%		137,663,799
Net other assets (liabilities) - (29.3)%		(31,152,527)

NET ASSETS - 100.0%		$106,511,272

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $24,717,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	66	6/18/18	$8,698,140	$(381,836)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/18	2.29%	$27,378,880	$446,735
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/18	2.04%	3,169,104	178,474
				$30,547,984	$625,209

NASDAQ-100 Index	UBS AG	4/27/18	2.24%	$63,425,363	$449,420
PowerShares QQQ Trust, Series 1 ETF	UBS AG	4/27/18	2.24%	39,083,099	282,885
				$102,508,462	$732,305
				$133,056,446	$1,357,514

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Airlines	$234,236	0.2%
Automobiles	428,469	0.4%
Beverages	305,273	0.3%
Biotechnology	4,671,869	4.4%
Commercial Services & Supplies	172,627	0.2%
Communications Equipment	1,963,075	1.8%
Food & Staples Retailing	1,406,149	1.3%
Food Products	1,311,377	1.2%
Health Care Equipment & Supplies	998,357	0.9%
Health Care Providers & Services	470,722	0.4%
Health Care Technology	184,092	0.2%
Hotels, Restaurants & Leisure	1,411,288	1.3%
Internet & Direct Marketing Retail	9,650,069	9.1%
Internet Software & Services	11,349,882	10.9%
IT Services	2,285,590	2.1%
Leisure Products	100,823	0.1%
Life Sciences Tools & Services	326,260	0.3%
Machinery	222,199	0.2%
Media	3,429,374	3.2%
Multiline Retail	213,905	0.2%
Pharmaceuticals	210,214	0.2%
Professional Services	162,656	0.2%
Road & Rail	592,911	0.5%
Semiconductors & Semiconductor Equipment	9,088,439	8.5%
Software	10,260,139	9.6%
Specialty Retail	598,984	0.6%
Technology Hardware, Storage & Peripherals	8,506,071	8.0%
Trading Companies & Distributors	148,157	0.1%
Wireless Telecommunication Services	619,592	0.6%
Other**	35,188,473	33.0%
Total	$106,511,272	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (166.8%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $13,002	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $13,000) - 166.8%		13,000
Net other assets (liabilities) - (66.8)%		(5,204)

NET ASSETS - 100.0%		$7,796

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $13,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/18	(1.94)%	$(8,044)	$(81)
Dow Jones Industrial Average	UBS AG	4/27/18	(1.94)%	(7,537)	(81)
				$(15,581)	$(162)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (124.8%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $343,062	$343,000	$343,000
TOTAL REPURCHASE AGREEMENTS (Cost $343,000)		343,000

TOTAL INVESTMENT SECURITIES (Cost $343,000) - 124.8%		343,000
Net other assets (liabilities) - (24.8)%		(68,241)

NET ASSETS - 100.0%		$274,759

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $130,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/18	(2.04)%	$(310,305)	$(3,734)
NASDAQ-100 Index	UBS AG	4/27/18	(1.89)%	(234,964)	(1,853)
				$(545,269)	$(5,587)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (32.6%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	222	$2,620
2U, Inc.* (Internet Software & Services)	185	15,545
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	481	5,575
8x8, Inc.* (Software)	444	8,281
A. Schulman, Inc. (Chemicals)	148	6,364
A10 Networks, Inc.* (Software)	333	1,938
AAON, Inc. (Building Products)	185	7,215
AAR Corp. (Aerospace & Defense)	148	6,528
Aaron’s, Inc. (Specialty Retail)	296	13,794
Abeona Therapeutics, Inc.* (Biotechnology)	333	4,779
Abercrombie & Fitch Co. - Class A (Specialty Retail)	370	8,958
ABM Industries, Inc. (Commercial Services & Supplies)	259	8,671
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,184	2,628
Acacia Research Corp.* (Professional Services)	481	1,684
Acadia Realty Trust (Equity Real Estate Investment Trusts)	370	9,102
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	148	3,382
Acceleron Pharma, Inc.* (Biotechnology)	148	5,787
ACCO Brands Corp. (Commercial Services & Supplies)	518	6,501
Accuray, Inc.* (Health Care Equipment & Supplies)	592	2,960
Aceto Corp. (Health Care Providers & Services)	185	1,406
Achaogen, Inc.* (Biotechnology)	148	1,917
Achillion Pharmaceuticals, Inc.* (Biotechnology)	740	2,745
ACI Worldwide, Inc.* (Software)	518	12,287
Acorda Therapeutics, Inc.* (Biotechnology)	222	5,250
Actuant Corp. - Class A (Machinery)	296	6,882
Acxiom Corp.* (IT Services)	370	8,403
Adtalem Global Education, Inc.* (Diversified Consumer Services)	259	12,315
ADTRAN, Inc. (Communications Equipment)	259	4,027
Aduro Biotech, Inc.* (Biotechnology)	259	2,409
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	148	3,297
Advanced Drainage Systems, Inc. (Building Products)	185	4,792
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	185	11,822
AdvanSix, Inc.* (Chemicals)	148	5,147
Advaxis, Inc.* (Biotechnology)	296	500
Aegion Corp.* (Construction & Engineering)	185	4,238
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	148	8,029
Aerohive Networks, Inc.* (Communications Equipment)	370	1,495
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	333	9,314
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,213
Agenus, Inc.* (Biotechnology)	629	2,963
Agree Realty Corp. (Equity Real Estate Investment Trusts)	111	5,332
Aimmune Therapeutics, Inc.* (Biotechnology)	185	5,889
Air Transport Services Group, Inc.* (Air Freight & Logistics)	259	6,040
Aircastle, Ltd. (Trading Companies & Distributors)	222	4,409
AK Steel Holding Corp.* (Metals & Mining)	1,443	6,537
Akebia Therapeutics, Inc.* (Biotechnology)	222	2,116
Albany International Corp. - Class A (Machinery)	148	9,280
Alder Biopharmaceuticals, Inc.* (Biotechnology)	259	3,289
Alexander & Baldwin, Inc. (Real Estate Management & Development)	222	5,135
Allegheny Technologies, Inc.* (Metals & Mining)	481	11,390
ALLETE, Inc. (Electric Utilities)	222	16,040
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	814	10,053
Altra Industrial Motion Corp. (Machinery)	148	6,801
AMAG Pharmaceuticals, Inc.* (Biotechnology)	222	4,473
Ambac Financial Group, Inc.* (Insurance)	259	4,061
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	148	7,251
AMC Entertainment Holdings, Inc. - Class A (Media)	259	3,639
Amedisys, Inc.* (Health Care Providers & Services)	148	8,930
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	185	6,181
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	407	6,195
American Eagle Outfitters, Inc. (Specialty Retail)	740	14,748
American Equity Investment Life Holding Co. (Insurance)	407	11,950
American Outdoor Brands Corp.* (Leisure Products)	259	2,673
American Software, Inc. - Class A (Software)	222	2,886
American States Water Co. (Water Utilities)	185	9,816
American Vanguard Corp. (Chemicals)	185	3,737
Ameris Bancorp (Banks)	185	9,787
Amicus Therapeutics, Inc.* (Biotechnology)	703	10,573
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	518	5,247
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	222	12,599

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	222	$4,163
AmTrust Financial Services, Inc. (Insurance)	407	5,010
Anavex Life Sciences Corp.* (Biotechnology)	333	919
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	222	3,830
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	148	11,211
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	962	2,116
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	555	2,664
Apogee Enterprises, Inc. (Building Products)	148	6,416
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	444	7,982
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	185	13,487
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	555	1,449
Aratana Therapeutics, Inc.* (Pharmaceuticals)	333	1,469
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	444	977
ArcBest Corp. (Road & Rail)	148	4,743
Archrock, Inc. (Energy Equipment & Services)	370	3,238
Ardelyx, Inc.* (Biotechnology)	370	1,869
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	259	1,968
Arena Pharmaceuticals, Inc.* (Biotechnology)	222	8,769
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	185	2,285
Argo Group International Holdings, Ltd. (Insurance)	148	8,495
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	259	3,546
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	185	4,307
Armstrong Flooring, Inc.* (Building Products)	148	2,008
Array BioPharma, Inc.* (Biotechnology)	814	13,284
Artisan Partners Asset Management, Inc. (Capital Markets)	222	7,393
Ascena Retail Group, Inc.* (Specialty Retail)	1,147	2,305
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	222	2,158
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	481	3,107
Aspen Technology, Inc.* (Software)	333	26,269
Asterias Biotherapeutics, Inc.* (Biotechnology)	407	590
Atara Biotherapeutics, Inc.* (Biotechnology)	185	7,215
Athersys, Inc.* (Biotechnology)	1,147	2,099
Atkore International Group, Inc.* (Electrical Equipment)	185	3,672
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	888	1,865
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	111	6,710
AtriCure, Inc.* (Health Care Equipment & Supplies)	185	3,796
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	370	1,680
Avis Budget Group, Inc.* (Road & Rail)	333	15,599
Avista Corp. (Multi-Utilities)	296	15,169
AVX Corp. (Electronic Equipment, Instruments & Components)	259	4,286
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	148	3,641
AxoGen, Inc.* (Health Care Equipment & Supplies)	185	6,753
Axon Enterprise, Inc.* (Aerospace & Defense)	259	10,181
Axovant Sciences, Ltd.* (Biotechnology)	185	246
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,414
AZZ, Inc. (Electrical Equipment)	111	4,851
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	296	11,997
B&G Foods, Inc. - Class A (Food Products)	296	7,015
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	296	1,294
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	148	6,978
Balchem Corp. (Chemicals)	148	12,099
Banc of California, Inc. (Banks)	222	4,285
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	148	4,218
BancorpSouth Bank (Banks)	370	11,766
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	259	11,624
Banner Corp. (Banks)	148	8,213
Barnes & Noble Education, Inc.* (Specialty Retail)	259	1,785
Barnes & Noble, Inc. (Specialty Retail)	407	2,015
Barnes Group, Inc. (Machinery)	222	13,296
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	259	13,744
Beazer Homes USA, Inc.* (Household Durables)	222	3,541
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	12,754
Bellicum Pharmaceutials, Inc.* (Biotechnology)	222	1,456
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	444	4,951
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	222	6,627
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	333	5,178
Berkshire Hills Bancorp, Inc. (Banks)	185	7,021
Big Lots, Inc. (Multiline Retail)	185	8,053
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	518	2,471
BioScrip, Inc.* (Health Care Providers & Services)	925	2,276
BioTelemetry, Inc.* (Health Care Providers & Services)	148	4,595

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioTime, Inc.* (Biotechnology)	629	$1,692
Black Hills Corp. (Multi-Utilities)	222	12,055
Blackbaud, Inc. (Software)	185	18,835
Blackhawk Network Holdings, Inc.* (IT Services)	259	11,577
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	444	10,780
Blucora, Inc.* (Internet Software & Services)	222	5,461
Blue Hills Bancorp, Inc. (Banks)	148	3,086
Bluebird Bio, Inc.* (Biotechnology)	185	31,588
Blueprint Medicines Corp.* (Biotechnology)	185	16,965
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	296	5,787
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	222	5,499
Boise Cascade Co. (Paper & Forest Products)	185	7,141
Boston Private Financial Holdings, Inc. (Banks)	407	6,125
Bottomline Technologies, Inc.* (Software)	185	7,169
Box, Inc.* - Class A (Internet Software & Services)	370	7,604
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	370	11,788
Brady Corp. - Class A (Commercial Services & Supplies)	222	8,247
Briggs & Stratton Corp. (Machinery)	222	4,753
Brightcove, Inc.* (Internet Software & Services)	296	2,057
BrightSphere Investment Group PLC (Capital Markets)	296	4,665
Brinker International, Inc. (Hotels, Restaurants & Leisure)	222	8,014
Bristow Group, Inc. (Energy Equipment & Services)	296	3,848
Brookline Bancorp, Inc. (Banks)	370	5,994
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	333	9,018
Builders FirstSource, Inc.* (Building Products)	444	8,809
C&J Energy Services, Inc.* (Energy Equipment & Services)	222	5,732
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	111	11,889
CACI International, Inc.* - Class A (IT Services)	111	16,800
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	740	8,325
CalAmp Corp.* (Communications Equipment)	185	4,233
Caleres, Inc. (Specialty Retail)	222	7,459
California Resources Corp.* (Oil, Gas & Consumable Fuels)	259	4,442
California Water Service Group (Water Utilities)	222	8,270
Calithera Biosciences, Inc.* (Biotechnology)	222	1,399
Calix, Inc.* (Communications Equipment)	333	2,281
Callaway Golf Co. (Leisure Products)	444	7,264
Callidus Software, Inc.* (Software)	296	10,641
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	888	11,757
Cal-Maine Foods, Inc.* (Food Products)	148	6,468
Cambrex Corp.* (Life Sciences Tools & Services)	148	7,740
Cannae Holdings, Inc.* (Diversified Financial Services)	333	6,280
Cantel Medical Corp. (Health Care Equipment & Supplies)	148	16,489
Capital Senior Living Corp.* (Health Care Providers & Services)	185	1,989
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	592	7,311
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	481	4,161
Cara Therapeutics, Inc.* (Biotechnology)	185	2,290
Carbonite, Inc.* (Internet Software & Services)	148	4,262
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	148	3,246
Cardtronics PLC* - Class A (IT Services)	222	4,953
Career Education Corp.* (Diversified Consumer Services)	370	4,862
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	333	4,462
Carpenter Technology Corp. (Metals & Mining)	222	9,795
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	296	4,736
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	2,486
Cars.com, Inc.* (Internet Software & Services)	333	9,434
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	222	5,190
Castle Brands, Inc.* (Beverages)	999	1,239
Castlight Health, Inc.* - Class B (Health Care Technology)	555	2,026
Catalent, Inc.* (Pharmaceuticals)	518	21,269
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	777	1,857
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	259	3,230
Cathay General Bancorp, Inc. (Banks)	333	13,313
CBIZ, Inc.* (Professional Services)	259	4,727
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	814	3,394
CECO Environmental Corp. (Commercial Services & Supplies)	222	988
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	555	2,187
Celldex Therapeutics, Inc.* (Biotechnology)	962	2,241
CenterState Banks, Inc. (Banks)	259	6,871
Central European Media Enterprises, Ltd.* - Class A (Media)	592	2,486
Central Garden & Pet Co.* - Class A (Household Products)	185	7,328
Central Pacific Financial Corp. (Banks)	148	4,212
Century Aluminum Co.* (Metals & Mining)	259	4,284
Cerus Corp.* (Health Care Equipment & Supplies)	888	4,866
ChannelAdvisor Corp.* (Internet Software & Services)	185	1,684
Chart Industries, Inc.* (Machinery)	148	8,736

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	222	$4,251
Chegg, Inc.* (Diversified Consumer Services)	407	8,409
Chemical Financial Corp. (Banks)	296	16,185
ChemoCentryx, Inc.* (Biotechnology)	259	3,522
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	296	8,232
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	481	6,926
Chico’s FAS, Inc. (Specialty Retail)	629	5,686
Chimerix, Inc.* (Biotechnology)	407	2,116
Ciena Corp.* (Communications Equipment)	592	15,333
Cimpress N.V.* (Internet Software & Services)	111	17,171
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	222	3,075
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	259	10,523
Citizens, Inc.* (Insurance)	333	2,438
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	222	2,566
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	999	1,648
Clear Channel Outdoor Holdings, Inc. (Media)	444	2,176
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,369	9,515
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	629	1,830
Clovis Oncology, Inc.* (Biotechnology)	185	9,768
CNO Financial Group, Inc. (Insurance)	740	16,035
CoBiz Financial, Inc. (Banks)	222	4,351
Codexis, Inc.* (Chemicals)	407	4,477
Coeur Mining, Inc.* (Metals & Mining)	851	6,808
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	185	8,029
Coherus Biosciences, Inc.* (Biotechnology)	222	2,453
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	185	4,220
Columbia Banking System, Inc. (Banks)	259	10,865
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	148	11,312
Comfort Systems USA, Inc. (Construction & Engineering)	185	7,631
CommerceHub, Inc.* — Series C (Internet Software & Services)	185	4,161
Commercial Metals Co. (Metals & Mining)	518	10,598
Commercial Vehicle Group, Inc.* (Machinery)	222	1,721
Community Bank System, Inc. (Banks)	222	11,890
Community Health Systems, Inc.* (Health Care Providers & Services)	518	2,051
CommVault Systems, Inc.* (Software)	185	10,582
Compass Minerals International, Inc. (Metals & Mining)	148	8,924
Conatus Pharmaceuticals, Inc.* (Biotechnology)	333	1,955
ConforMIS, Inc.* (Health Care Equipment & Supplies)	407	590
CONMED Corp. (Health Care Equipment & Supplies)	148	9,373
ConnectOne Bancorp, Inc. (Banks)	185	5,328
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	259	2,839
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	259	919
Continental Building Products, Inc.* (Building Products)	185	5,282
Control4 Corp.* (Electronic Equipment, Instruments & Components)	148	3,179
Convergys Corp. (IT Services)	407	9,206
Cooper Tire & Rubber Co. (Auto Components)	259	7,589
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	370	2,257
Corcept Therapeutics, Inc.* (Pharmaceuticals)	481	7,912
Core-Mark Holding Co., Inc. (Distributors)	222	4,720
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,073	1,470
Cornerstone OnDemand, Inc.* (Internet Software & Services)	222	8,682
Costamare, Inc. (Marine)	296	1,847
Cotiviti Holdings, Inc.* (Health Care Technology)	148	5,097
Coupa Software, Inc.* (Internet Software & Services)	148	6,752
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,776	15,415
Covanta Holding Corp. (Commercial Services & Supplies)	555	8,048
Cowen Group, Inc.* - Class A (Capital Markets)	185	2,442
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	222	4,595
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	444	17,897
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	444	7,215
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	222	2,466
CryoLife, Inc.* (Health Care Equipment & Supplies)	185	3,709
CSG Systems International, Inc. (IT Services)	148	6,703
CTS Corp. (Electronic Equipment, Instruments & Components)	185	5,032
Cubic Corp. (Aerospace & Defense)	111	7,060
Curis, Inc.* (Biotechnology)	1,110	725
Curtiss-Wright Corp. (Aerospace & Defense)	185	24,988
Customers Bancorp, Inc.* (Banks)	148	4,314
CVB Financial Corp. (Banks)	444	10,052
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	740	4,973
Cytokinetics, Inc.* (Biotechnology)	259	1,865
Cytomx Therapeutics, Inc.* (Biotechnology)	185	5,263
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	259	2,282
Dana Holding Corp. (Auto Components)	629	16,202
Darling Ingredients, Inc.* (Food Products)	740	12,802
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	185	7,722
Dean Foods Co. (Food Products)	407	3,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148	$13,324
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222	2,300
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	296	12,047
Deluxe Corp. (Commercial Services & Supplies)	222	16,429
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,294	6,286
Denny’s Corp.* (Hotels, Restaurants & Leisure)	370	5,709
Depomed, Inc.* (Pharmaceuticals)	333	2,194
Dermira, Inc.* (Pharmaceuticals)	185	1,478
DHI Group, Inc.* (Internet Software & Services)	629	1,006
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	592	2,013
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	333	4,882
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	888	9,271
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	333	5,128
Digi International, Inc.* (Communications Equipment)	222	2,287
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	185	3,404
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	185	5,635
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	259	5,219
Donnelley Financial Solutions, Inc.* (Capital Markets)	148	2,541
Dorman Products, Inc.* (Auto Components)	111	7,349
Dril-Quip, Inc.* (Energy Equipment & Services)	185	8,287
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	592	2,830
DSW, Inc. - Class A (Specialty Retail)	333	7,479
Durect Corp.* (Pharmaceuticals)	1,406	3,009
Dycom Industries, Inc.* (Construction & Engineering)	148	15,929
Dynavax Technologies Corp.* (Biotechnology)	333	6,610
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	592	8,004
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	333	2,208
Eagle Bancorp, Inc.* (Banks)	148	8,858
Eagle Bulk Shipping, Inc.* (Marine)	370	1,832
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	185	3,774
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	12,234
Ebix, Inc. (Software)	111	8,270
Echo Global Logistics, Inc.* (Air Freight & Logistics)	185	5,106
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	777	1,119
Editas Medicine, Inc.* (Biotechnology)	222	7,359
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	333	10,906
El Paso Electric Co. (Electric Utilities)	185	9,435
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	222	7,326
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	259	5,006
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	222	6,067
Ellie Mae, Inc.* (Software)	148	13,607
EMCOR Group, Inc. (Construction & Engineering)	259	20,184
EMCORE Corp.* (Communications Equipment)	222	1,265
Emergent BioSolutions, Inc.* (Biotechnology)	185	9,740
Employers Holdings, Inc. (Insurance)	148	5,987
Encompass Health Corp. (Health Care Providers & Services)	370	21,153
Encore Capital Group, Inc.* (Consumer Finance)	111	5,017
Endologix, Inc.* (Health Care Equipment & Supplies)	555	2,348
Endurance International Group Holdings, Inc.* (Internet Software & Services)	370	2,738
Energy Recovery, Inc.* (Machinery)	296	2,433
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	148	568
EnerSys (Electrical Equipment)	185	12,833
Ennis, Inc. (Commercial Services & Supplies)	148	2,916
Enova International, Inc.* (Consumer Finance)	222	4,895
Ensco PLCADR - Class A (Energy Equipment & Services)	1,406	6,172
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	629	21,888
Entercom Communications Corp. - Class A (Media)	222	2,142
Entravision Communications Corp. - Class A (Media)	444	2,087
Envestnet, Inc.* (Internet Software & Services)	185	10,601
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	259	1,419
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	407	545
EPAM Systems, Inc.* (IT Services)	222	25,422
Epizyme, Inc.* (Biotechnology)	259	4,597
Eros International PLC* (Media)	222	2,420
ESCO Technologies, Inc. (Machinery)	111	6,499
Essendant, Inc. (Commercial Services & Supplies)	222	1,732
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	333	14,172
Esterline Technologies Corp.* (Aerospace & Defense)	111	8,120
Ethan Allen Interiors, Inc. (Household Durables)	148	3,397
Etsy, Inc.* (Internet & Direct Marketing Retail)	555	15,572
Evercore Partners, Inc. - Class A (Capital Markets)	185	16,132

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Everi Holdings, Inc.* (IT Services)	407	$2,674
EVERTEC, Inc. (IT Services)	296	4,840
Evolent Health, Inc.* (Health Care Technology)	185	2,636
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	259	2,085
Exact Sciences Corp.* (Biotechnology)	481	19,398
ExlService Holdings, Inc.* (IT Services)	148	8,254
Exponent, Inc. (Professional Services)	111	8,730
Express, Inc.* (Specialty Retail)	481	3,444
Exterran Corp.* (Energy Equipment & Services)	185	4,940
Extreme Networks, Inc.* (Communications Equipment)	555	6,144
EZCORP, Inc.* - Class A (Consumer Finance)	333	4,396
Fabrinet* (Electronic Equipment, Instruments & Components)	185	5,805
Fair Isaac Corp. (Software)	148	25,066
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	851	3,617
Farmers National Banc Corp. (Banks)	185	2,562
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	259	2,163
Fate Therapeutics, Inc.* (Biotechnology)	518	5,056
FCB Financial Holdings, Inc.* - Class A (Banks)	148	7,563
Federal Signal Corp. (Machinery)	296	6,518
Ferro Corp.* (Chemicals)	407	9,451
FibroGen, Inc.* (Biotechnology)	259	11,966
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	148	2,738
Financial Engines, Inc. (Capital Markets)	259	9,065
Finisar Corp.* (Communications Equipment)	481	7,605
First Bancorp (Banks)	148	5,276
First BanCorp.* (Banks)	851	5,123
First Busey Corp. (Banks)	148	4,399
First Commonwealth Financial Corp. (Banks)	481	6,797
First Financial Bancorp (Banks)	296	8,688
First Financial Bankshares, Inc. (Banks)	296	13,705
First Foundation, Inc.* (Banks)	185	3,430
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	15,140
First Interstate Bancsys - Class A (Banks)	148	5,853
First Merchants Corp. (Banks)	185	7,715
First Midwest Bancorp, Inc. (Banks)	444	10,918
First of Long Island Corp. (The) (Banks)	148	4,063
FirstCash, Inc. (Consumer Finance)	222	18,037
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	925	4,718
Five Below, Inc.* (Specialty Retail)	222	16,280
Five Prime Therapeutics, Inc.* (Biotechnology)	148	2,543
Five9, Inc.* (Internet Software & Services)	259	7,716
Flexion Therapeutics, Inc.* (Biotechnology)	185	4,146
Flotek Industries, Inc.* (Chemicals)	333	2,031
Fluidigm Corp.* (Life Sciences Tools & Services)	407	2,377
Flushing Financial Corp. (Banks)	148	3,990
Forestar Group, Inc.* (Real Estate Management & Development)	222	4,695
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	370	5,051
Fortress Biotech, Inc.* (Biotechnology)	407	1,852
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	333	3,663
Forward Air Corp. (Air Freight & Logistics)	148	7,823
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	296	3,759
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	6,835
Fox Factory Holding Corp.* (Auto Components)	185	6,457
Francesca’s Holdings Corp.* (Specialty Retail)	259	1,243
Franklin Electric Co., Inc. (Machinery)	222	9,047
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	518	4,356
Frank’s International N.V. (Energy Equipment & Services)	333	1,808
Fred’s, Inc. - Class A (Multiline Retail)	259	774
Fresh Del Monte Produce, Inc. (Food Products)	148	6,696
Freshpet, Inc.* (Food Products)	185	3,043
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	296	2,975
Frontier Communications Corp. (Diversified Telecommunication Services)	370	2,745
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	518	2,295
FTI Consulting, Inc.* (Professional Services)	185	8,956
Fulton Financial Corp. (Banks)	740	13,135
FutureFuel Corp. (Chemicals)	185	2,218
GAIN Capital Holdings, Inc. (Capital Markets)	333	2,248
Gannett Co., Inc. (Media)	592	5,908
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	222	3,652
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,665	1,137
GATX Corp. (Trading Companies & Distributors)	185	12,671
GCP Applied Technologies, Inc.* (Chemicals)	333	9,674
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	407	2,300
Generac Holdings, Inc.* (Electrical Equipment)	259	11,891
General Cable Corp. (Electrical Equipment)	259	7,666
Genesis Healthcare, Inc.* (Health Care Providers & Services)	777	1,173
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	259	1,409
Genocea Biosciences, Inc.* (Biotechnology)	333	350
Gentherm, Inc.* (Auto Components)	185	6,281
Genworth Financial, Inc.* - Class A (Insurance)	2,294	6,492
Geron Corp.* (Biotechnology)	999	4,246
Getty Realty Corp. (Equity Real Estate Investment Trusts)	148	3,733

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gibraltar Industries, Inc.* (Building Products)	148	$5,010
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	222	8,365
Glacier Bancorp, Inc. (Banks)	333	12,781
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	148	2,566
Glaukos Corp.* (Health Care Equipment & Supplies)	148	4,563
Global Blood Therapeutics, Inc.* (Biotechnology)	185	8,936
Global Eagle Entertainment, Inc.* (Media)	592	870
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	333	5,621
Globalstar, Inc.* (Diversified Telecommunication Services)	2,294	1,577
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	333	16,590
Glu Mobile, Inc.* (Software)	851	3,208
Gms, Inc.* (Trading Companies & Distributors)	111	3,392
GNC Holdings, Inc.* - Class A (Specialty Retail)	407	1,571
Gogo, Inc.* (Internet Software & Services)	333	2,874
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	444	12,148
Gold Resource Corp. (Metals & Mining)	481	2,169
GoPro, Inc.* - Class A (Household Durables)	555	2,658
Government Properties Income Trust (Equity Real Estate Investment Trusts)	333	4,549
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	629	13,668
Grand Canyon Education, Inc.* (Diversified Consumer Services)	185	19,409
Granite Construction, Inc. (Construction & Engineering)	185	10,334
Gray Television, Inc.* (Media)	333	4,229
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	481	2,213
Great Western Bancorp, Inc. (Banks)	259	10,430
Green Dot Corp.* - Class A (Consumer Finance)	222	14,243
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	185	3,108
Greenhill & Co., Inc. (Capital Markets)	148	2,738
Greenlight Capital Re, Ltd.* - Class A (Insurance)	185	2,969
Greif, Inc. - Class A (Containers & Packaging)	111	5,800
Griffon Corp. (Building Products)	148	2,701
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,702	7,387
GrubHub, Inc.* (Internet Software & Services)	370	37,543
GTT Communications, Inc.* (Internet Software & Services)	148	8,392
Guaranty BanCorp (Banks)	148	4,196
GUESS?, Inc. (Specialty Retail)	333	6,906
H&E Equipment Services, Inc. (Trading Companies & Distributors)	185	7,121
H.B. Fuller Co. (Chemicals)	222	11,040
Haemonetics Corp.* (Health Care Equipment & Supplies)	222	16,242
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	444	2,162
Halozyme Therapeutics, Inc.* (Biotechnology)	518	10,148
Halyard Health, Inc.* (Health Care Equipment & Supplies)	222	10,230
Hancock Holding Co. (Banks)	370	19,129
Hanmi Financial Corp. (Banks)	148	4,551
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	259	5,051
Harmonic, Inc.* (Communications Equipment)	518	1,968
Harsco Corp.* (Machinery)	370	7,641
Hawaiian Holdings, Inc. (Airlines)	222	8,591
HC2 Holdings, Inc.* (Construction & Engineering)	333	1,752
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	481	13,329
Healthcare Services Group, Inc. (Commercial Services & Supplies)	296	12,870
HealthEquity, Inc.* (Health Care Providers & Services)	222	13,440
HealthStream, Inc. (Health Care Technology)	148	3,675
Heartland Express, Inc. (Road & Rail)	259	4,659
Heartland Financial USA, Inc. (Banks)	111	5,889
Hecla Mining Co. (Metals & Mining)	1,776	6,518
Helen of Troy, Ltd.* (Household Durables)	111	9,657
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	740	4,285
Herc Holdings, Inc.* (Trading Companies & Distributors)	111	7,209
Heritage Commerce Corp. (Banks)	222	3,659
Heritage Financial Corp. (Banks)	148	4,529
Heritage Insurance Holdings, Inc. (Insurance)	185	2,805
Herman Miller, Inc. (Commercial Services & Supplies)	259	8,275
Heron Therapeutics, Inc.* (Biotechnology)	259	7,148
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	222	3,974
Hertz Global Holdings, Inc.* (Road & Rail)	333	6,610
HFF, Inc. - Class A (Real Estate Management & Development)	185	9,195
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	592	3,007
Hill International, Inc.* (Professional Services)	370	2,109
Hillenbrand, Inc. (Machinery)	296	13,586
Hilltop Holdings, Inc. (Banks)	333	7,812
HMS Holdings Corp.* (Health Care Technology)	407	6,854
HNI Corp. (Commercial Services & Supplies)	185	6,677
Home BancShares, Inc. (Banks)	555	12,660
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	148	4,240
Hope Bancorp, Inc. (Banks)	592	10,768
Horace Mann Educators Corp. (Insurance)	185	7,909
Horizon Global Corp.* (Auto Components)	185	1,524
Horizon Pharma PLC* (Pharmaceuticals)	740	10,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hortonworks, Inc.* (Internet Software & Services)	259	$5,276
Hostess Brands, Inc.* (Food Products)	370	5,472
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	481	3,343
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	999	1,828
HRG Group, Inc.* (Household Products)	518	8,542
Hub Group, Inc.* - Class A (Air Freight & Logistics)	148	6,194
Hubspot, Inc.* (Software)	148	16,028
Hudson Technologies, Inc.* (Commercial Services & Supplies)	296	1,462
Huttig Building Products, Inc.* (Trading Companies & Distributors)	259	1,355
IBERIABANK Corp. (Banks)	222	17,316
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	370	411
IDACORP, Inc. (Electric Utilities)	222	19,595
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,110	2,042
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	259	10,593
ILG, Inc. (Hotels, Restaurants & Leisure)	481	14,964
IMAX Corp.* (Media)	259	4,973
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	259	3,095
ImmunoGen, Inc.* (Biotechnology)	592	6,228
Immunomedics, Inc.* (Biotechnology)	555	8,109
Impax Laboratories, Inc.* (Pharmaceuticals)	370	7,197
Imperva, Inc.* (Software)	148	6,408
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	407	1,538
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	407	3,736
Independent Bank Corp. (Banks)	111	7,942
Infinera Corp.* (Communications Equipment)	666	7,233
Information Services Group, Inc.* (IT Services)	407	1,701
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	222	4,313
Ingevity Corp.* (Chemicals)	185	13,633
InnerWorkings, Inc.* (Commercial Services & Supplies)	296	2,679
Innospec, Inc. (Chemicals)	111	7,615
Innoviva, Inc.* (Pharmaceuticals)	407	6,785
Inovalon Holdings, Inc.* (Health Care Technology)	333	3,530
Inovio Pharmaceuticals, Inc.* (Biotechnology)	407	1,917
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	185	5,569
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	185	6,462
Insmed, Inc.* (Biotechnology)	333	7,499
Insulet Corp.* (Health Care Equipment & Supplies)	259	22,449
Insys Therapeutics, Inc.* (Biotechnology)	185	1,117
Integer Holdings Corp.* (Health Care Equipment & Supplies)	148	8,369
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	259	14,333
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	592	18,091
Intelsat S.A.* (Diversified Telecommunication Services)	481	1,809
InterDigital, Inc. (Communications Equipment)	148	10,893
Interface, Inc. (Commercial Services & Supplies)	296	7,459
Internap Corp.* (Internet Software & Services)	185	2,035
International Bancshares Corp. (Banks)	259	10,075
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	185	3,256
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	148	6,527
Intersect ENT, Inc.* (Pharmaceuticals)	148	5,816
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	259	5,452
Intrepid Potash, Inc.* (Chemicals)	814	2,963
Invacare Corp. (Health Care Equipment & Supplies)	222	3,863
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	518	8,484
Investment Technology Group, Inc. (Capital Markets)	185	3,652
Investors Bancorp, Inc. (Banks)	1,110	15,140
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	666	3,457
Invitae Corp.* (Biotechnology)	259	1,215
Iovance Biotherapeutics, Inc.* (Biotechnology)	407	6,878
Iridium Communications, Inc.* (Diversified Telecommunication Services)	444	4,995
iRobot Corp.* (Household Durables)	111	7,125
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	592	9,135
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	370	3,763
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	296	1,468
Itron, Inc.* (Electronic Equipment, Instruments & Components)	148	10,589
J.C. Penney Co., Inc.* (Multiline Retail)	1,480	4,470
j2 Global, Inc. (Internet Software & Services)	185	14,599
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	148	12,629
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	222	3,137
John Bean Technologies Corp. (Machinery)	148	16,782
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	777	622
K12, Inc.* (Diversified Consumer Services)	185	2,623
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	222	4,207
Kaman Corp. - Class A (Trading Companies & Distributors)	111	6,895
KapStone Paper & Packaging Corp. (Paper & Forest Products)	407	13,964

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	$3,476
KB Home (Household Durables)	370	10,527
KBR, Inc. (Construction & Engineering)	666	10,783
Keane Group, Inc.* (Energy Equipment & Services)	185	2,738
Kearny Financial Corp. (Thrifts & Mortgage Finance)	407	5,291
Kelly Services, Inc. - Class A (Professional Services)	185	5,372
KEMET Corp.* (Electronic Equipment, Instruments & Components)	259	4,696
Kemper Corp. (Insurance)	185	10,545
Kennametal, Inc. (Machinery)	333	13,373
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	407	7,082
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	481	1,967
Kforce, Inc. (Professional Services)	148	4,003
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	185	2,988
Kimball International, Inc. - Class B (Commercial Services & Supplies)	222	3,783
Kindred Healthcare, Inc. (Health Care Providers & Services)	444	4,063
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	370	5,635
Klondex Mines, Ltd.* (Metals & Mining)	999	2,348
KLX, Inc.* (Aerospace & Defense)	222	15,775
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	333	15,321
Knoll, Inc. (Commercial Services & Supplies)	259	5,229
Knowles Corp.* (Electronic Equipment, Instruments & Components)	407	5,124
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	555	1,732
Korn/Ferry International (Professional Services)	222	11,453
Kraton Performance Polymers, Inc.* (Chemicals)	148	7,061
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	370	3,807
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	407	7,696
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	370	5,580
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	851	2,783
Lakeland Bancorp, Inc. (Banks)	222	4,407
Lakeland Financial Corp. (Banks)	111	5,132
Landec Corp.* (Food Products)	185	2,414
Lannett Co., Inc.* (Pharmaceuticals)	185	2,969
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	185	2,942
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	481	13,954
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	666	3,710
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	222	3,053
La-Z-Boy, Inc. (Household Durables)	222	6,649
LCI Industries (Auto Components)	111	11,561
LegacyTexas Financial Group, Inc. (Banks)	222	9,506
LendingClub Corp.* (Consumer Finance)	1,443	5,051
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	222	1,903
Lexington Realty Trust (Equity Real Estate Investment Trusts)	962	7,571
Liberty Braves Group* - Class C (Media)	185	4,222
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	370	3,978
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	407	1,616
Limelight Networks, Inc.* (Internet Software & Services)	666	2,737
Liquidity Services, Inc.* (Internet Software & Services)	259	1,684
Lithia Motors, Inc. - Class A (Specialty Retail)	111	11,158
LivaNova PLC* (Health Care Equipment & Supplies)	222	19,647
LivePerson, Inc.* (Internet Software & Services)	296	4,840
Louisiana-Pacific Corp. (Paper & Forest Products)	629	18,096
LSC Communications, Inc. (Commercial Services & Supplies)	185	3,228
LSI Industries, Inc. (Electrical Equipment)	222	1,800
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	185	7,030
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	148	3,540
Lumentum Holdings, Inc.* (Communications Equipment)	259	16,523
Luminex Corp. (Life Sciences Tools & Services)	222	4,678
M.D.C. Holdings, Inc. (Household Durables)	185	5,165
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185	3,071
M/I Homes, Inc.* (Household Durables)	148	4,714
Macatawa Bank Corp. (Banks)	222	2,280
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	407	6,801
MacroGenics, Inc.* (Biotechnology)	185	4,655
Magellan Health, Inc.* (Health Care Providers & Services)	111	11,888
Maiden Holdings, Ltd. (Insurance)	370	2,405
ManTech International Corp. - Class A (IT Services)	148	8,210
MarineMax, Inc.* (Specialty Retail)	148	2,879
Marten Transport, Ltd. (Road & Rail)	259	5,905
Masimo Corp.* (Health Care Equipment & Supplies)	185	16,271
Masonite International Corp.* (Building Products)	148	9,080
MasTec, Inc.* (Construction & Engineering)	296	13,927
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	407	12,173
Matinas BioPharma Holdings, Inc.* (Biotechnology)	666	509
Matrix Service Co.* (Energy Equipment & Services)	222	3,041

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matson, Inc. (Marine)	222	$6,358
Matthews International Corp. - Class A (Commercial Services & Supplies)	148	7,489
MAXIMUS, Inc. (IT Services)	259	17,286
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	296	6,734
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	333	1,975
MB Financial, Inc. (Banks)	333	13,480
MBIA, Inc.* (Insurance)	629	5,825
McDermott International, Inc.* (Energy Equipment & Services)	1,295	7,887
McGrath RentCorp (Commercial Services & Supplies)	111	5,960
MDC Partners, Inc.* - Class A (Media)	370	2,664
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	222	2,333
MediciNova, Inc.* (Biotechnology)	333	3,403
Medidata Solutions, Inc.* (Health Care Technology)	222	13,944
Melinta Therapeutics, Inc.* (Pharmaceuticals)	111	821
Mercury Systems, Inc.* (Aerospace & Defense)	222	10,727
Meredith Corp. (Media)	185	9,953
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	259	5,219
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	222	3,152
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	222	10,068
Meritage Homes Corp.* (Household Durables)	185	8,371
Meritor, Inc.* (Machinery)	407	8,368
Merrimack Pharmaceuticals, Inc. (Biotechnology)	148	1,191
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	185	7,234
MGE Energy, Inc. (Electric Utilities)	148	8,303
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,591	20,684
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	888	1,003
Milacron Holdings Corp.* (Machinery)	222	4,471
MiMedx Group, Inc.* (Biotechnology)	481	3,353
Mindbody, Inc.* (Internet Software & Services)	185	7,197
Minerals Technologies, Inc. (Chemicals)	148	9,909
Minerva Neurosciences, Inc.* (Biotechnology)	222	1,388
Mitek System, Inc.* (Software)	259	1,917
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	222	25,673
Mobile Mini, Inc. (Commercial Services & Supplies)	222	9,657
MobileIron, Inc.* (Software)	407	2,015
Model N, Inc.* (Software)	185	3,339
Modine Manufacturing Co.* (Auto Components)	259	5,478
Moelis & Co. (Capital Markets)	111	5,644
Molina Healthcare, Inc.* (Health Care Providers & Services)	185	15,018
Momenta Pharmaceuticals, Inc.* (Biotechnology)	370	6,716
MoneyGram International, Inc.* (IT Services)	185	1,595
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	333	5,008
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	185	21,416
Monotype Imaging Holdings, Inc. (Software)	222	4,984
Monro Muffler Brake, Inc. (Specialty Retail)	148	7,933
Moog, Inc. - Class A (Aerospace & Defense)	148	12,197
MRC Global, Inc.* (Trading Companies & Distributors)	407	6,691
MSA Safety, Inc. (Commercial Services & Supplies)	148	12,320
MSG Networks, Inc.* - Class A (Media)	296	6,690
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	259	4,636
Mueller Industries, Inc. (Machinery)	259	6,775
Mueller Water Products, Inc. - Class A (Machinery)	703	7,642
Myriad Genetics, Inc.* (Biotechnology)	296	8,747
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	148	3,981
Nantkwest, Inc.* (Biotechnology)	333	1,295
Natera, Inc.* (Biotechnology)	222	2,058
National Bank Holdings Corp. (Banks)	148	4,921
National CineMedia, Inc. (Media)	407	2,112
National General Holdings Corp. (Insurance)	259	6,296
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	185	12,449
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	222	5,568
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	185	3,323
Natus Medical, Inc.* (Health Care Equipment & Supplies)	148	4,980
Nautilus, Inc.* (Leisure Products)	185	2,488
Navigant Consulting, Inc.* (Professional Services)	259	4,983
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,073	901
Navios Maritime Holdings, Inc.* (Marine)	1,258	1,130
Navistar International Corp.* (Machinery)	222	7,763
NBT Bancorp, Inc. (Banks)	185	6,564
NCI Building Systems, Inc.* (Building Products)	222	3,929
Nektar Therapeutics* (Pharmaceuticals)	666	70,768
Neogen Corp.* (Health Care Equipment & Supplies)	185	12,393
NeoGenomics, Inc.* (Life Sciences Tools & Services)	370	3,019
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	259	1,774
NETGEAR, Inc.* (Communications Equipment)	148	8,466
NetScout Systems, Inc.* (Communications Equipment)	370	9,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nevro Corp.* (Health Care Equipment & Supplies)	111	$9,620
New Jersey Resources Corp. (Gas Utilities)	370	14,837
New Media Investment Group, Inc. (Media)	296	5,073
New Relic, Inc.* (Internet Software & Services)	148	10,970
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	444	3,632
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	3,730
Newpark Resources, Inc.* (Energy Equipment & Services)	481	3,896
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	222	2,375
Nexstar Broadcasting Group, Inc. - Class A (Media)	185	12,303
NIC, Inc. (Internet Software & Services)	296	3,937
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	333	5,511
NN, Inc. (Machinery)	148	3,552
Noble Corp. PLC* (Energy Equipment & Services)	1,258	4,667
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	592	1,148
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	222	3,465
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	296	3,854
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	444	7,353
Northwest Natural Gas Co. (Gas Utilities)	148	8,532
NorthWestern Corp. (Multi-Utilities)	222	11,944
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	148	7,718
Novavax, Inc.* (Biotechnology)	2,183	4,584
Novocure, Ltd.* (Health Care Equipment & Supplies)	296	6,453
NOW, Inc.* (Trading Companies & Distributors)	481	4,916
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	185	3,041
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	333	5,661
Nutanix, Inc.* (Internet Software & Services)	185	9,085
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	148	3,989
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	11,591
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	296	7,359
Nymox Pharmaceutical Corp.* (Biotechnology)	407	1,722
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,036	8,392
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	148	3,959
Oclaro, Inc.* (Communications Equipment)	777	7,428
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	814	3,354
Office Depot, Inc. (Specialty Retail)	2,220	4,773
OFG Bancorp (Banks)	296	3,093
Oil States International, Inc.* (Energy Equipment & Services)	259	6,786
Old National Bancorp (Banks)	592	10,005
Old Second Bancorp, Inc. (Banks)	222	3,086
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222	13,387
Omeros Corp.* (Pharmaceuticals)	222	2,480
Omnicell, Inc.* (Health Care Technology)	185	8,029
OMNOVA Solutions, Inc.* (Chemicals)	296	3,108
On Assignment, Inc. (Professional Services)	222	18,177
On Deck Capital, Inc.* (Diversified Financial Services)	444	2,482
ONE Gas, Inc. (Gas Utilities)	222	14,656
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	4,999
ORBCOMM, Inc.* (Diversified Telecommunication Services)	370	3,467
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	259	1,909
Organovo Holdings, Inc.* (Biotechnology)	814	838
Orion Marine Group, Inc.* (Construction & Engineering)	259	1,707
Oritani Financial Corp. (Thrifts & Mortgage Finance)	222	3,408
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	185	10,430
Otonomy, Inc.* (Biotechnology)	185	777
Otter Tail Corp. (Electric Utilities)	185	8,020
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	592	1,681
Owens & Minor, Inc. (Health Care Providers & Services)	259	4,027
P.H. Glatfelter Co. (Paper & Forest Products)	222	4,558
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	666	1,365
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	333	999
Pacific Premier Bancorp, Inc.* (Banks)	185	7,437
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	5,763
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	111	6,360
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	3,176
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	148	1,924
Parker Drilling Co.* (Energy Equipment & Services)	1,332	846
Party City Holdco, Inc.* (Specialty Retail)	185	2,886
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	333	5,758
Paycom Software, Inc.* (Software)	222	23,841
Paylocity Holding Corp.* (Software)	111	5,687
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	296	14,513
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	185	2,157
PDL BioPharma, Inc.* (Biotechnology)	1,110	3,263

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	222	$8,103
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	296	10,168
Pegasystems, Inc. (Software)	148	8,976
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	370	9,716
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	370	3,571
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	333	6,004
Penumbra, Inc.* (Health Care Equipment & Supplies)	148	17,116
Perficient, Inc.* (IT Services)	185	4,240
Performance Food Group Co.* (Food & Staples Retailing)	333	9,939
PGT, Inc.* (Building Products)	296	5,520
PHH Corp.* (Thrifts & Mortgage Finance)	296	3,096
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	370	3,053
Physicians Realty Trust (Equity Real Estate Investment Trusts)	666	10,370
Pier 1 Imports, Inc. (Specialty Retail)	518	1,668
Pieris Pharmaceuticals, Inc.* (Biotechnology)	407	2,776
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	259	7,809
Pioneer Energy Services Corp.* (Energy Equipment & Services)	814	2,198
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	333	1,289
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	370	13,975
Plantronics, Inc. (Communications Equipment)	148	8,935
Plexus Corp.* (Electronic Equipment, Instruments & Components)	148	8,840
Plug Power, Inc.* (Electrical Equipment)	1,406	2,657
PNM Resources, Inc. (Electric Utilities)	333	12,737
PolyOne Corp. (Chemicals)	370	15,731
Portland General Electric Co. (Electric Utilities)	370	14,989
Portola Pharmaceuticals, Inc.* (Biotechnology)	222	7,251
Potlatch Corp. (Equity Real Estate Investment Trusts)	185	9,629
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	148	10,116
PRA Group, Inc.* (Consumer Finance)	222	8,436
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	185	15,348
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	185	2,625
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	7,486
Primerica, Inc. (Insurance)	185	17,870
Primo Water Corp.* (Beverages)	185	2,166
Primoris Services Corp. (Construction & Engineering)	185	4,621
Progenics Pharmaceuticals, Inc.* (Biotechnology)	444	3,312
Progress Software Corp. (Software)	222	8,536
Proofpoint, Inc.* (Software)	185	21,025
ProPetro Holding Corp.* (Energy Equipment & Services)	185	2,940
PROS Holdings, Inc.* (Software)	148	4,885
Prothena Corp. PLC* (Biotechnology)	185	6,791
Proto Labs, Inc.* (Machinery)	111	13,048
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	296	7,575
PTC Therapeutics, Inc.* (Biotechnology)	185	5,006
Puma Biotechnology, Inc.* (Biotechnology)	111	7,554
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	444	8,858
Q2 Holdings, Inc.* (Internet Software & Services)	148	6,741
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	222	8,041
Quad/Graphics, Inc. (Commercial Services & Supplies)	185	4,690
Quality Care Properties* (Equity Real Estate Investment Trusts)	444	8,627
Quality Systems, Inc.* (Health Care Technology)	259	3,535
Qualys, Inc.* (Software)	148	10,767
Quanex Building Products Corp. (Building Products)	185	3,219
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	259	943
Quidel Corp.* (Health Care Equipment & Supplies)	148	7,668
QuinStreet, Inc.* (Internet Software & Services)	444	5,670
Quotient Technology, Inc.* (Internet Software & Services)	407	5,332
Quotient, Ltd.* (Health Care Equipment & Supplies)	259	1,220
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	370	3,230
R1 RCM, Inc.* (Health Care Providers & Services)	666	4,755
Radian Group, Inc. (Thrifts & Mortgage Finance)	925	17,612
Radiant Logistics, Inc.* (Air Freight & Logistics)	370	1,432
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	444	285
Radius Health, Inc.* (Biotechnology)	185	6,649
RadNet, Inc.* (Health Care Providers & Services)	296	4,262
RAIT Financial Trust (Equity Real Estate Investment Trusts)	851	137
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	518	6,957
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	407	5,031
Raven Industries, Inc. (Industrial Conglomerates)	185	6,484
Rayonier Advanced Materials, Inc. (Chemicals)	222	4,766
RealNetworks, Inc.* (Internet Software & Services)	333	1,019
RealPage, Inc.* (Software)	259	13,339
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	333	9,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	$5,724
Regenxbio, Inc.* (Biotechnology)	185	5,522
Regis Corp.* (Diversified Consumer Services)	259	3,919
Renasant Corp. (Banks)	185	7,874
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	259	3,315
Rent-A-Center, Inc. (Specialty Retail)	259	2,235
Repligen Corp.* (Biotechnology)	148	5,355
Republic First Bancorp, Inc.* (Banks)	296	2,575
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	222	2,111
Resources Connection, Inc. (Professional Services)	185	2,997
Restoration Hardware, Inc.* (Specialty Retail)	148	14,101
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	481	8,499
Retrophin, Inc.* (Biotechnology)	222	4,964
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	296	8,522
Rexnord Corp.* (Machinery)	444	13,178
Ribbon Communications, Inc.* (Communications Equipment)	333	1,698
Rigel Pharmaceuticals, Inc.* (Biotechnology)	925	3,275
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	259	3,717
RingCentral, Inc.* - Class A (Software)	296	18,796
RLI Corp. (Insurance)	185	11,727
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	555	10,789
Roadrunner Transportation Systems, Inc.* (Road & Rail)	296	752
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	333	1,735
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	555	6,405
RPX Corp. (Professional Services)	259	2,769
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	444	2,042
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	185	5,125
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	148	6,289
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	185	4,523
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	185	14,328
S&T Bancorp, Inc. (Banks)	185	7,389
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	296	5,224
Safe Bulkers, Inc.* (Marine)	666	2,111
Sage Therapeutics, Inc.* (Biotechnology)	148	23,837
Saia, Inc.* (Road & Rail)	111	8,342
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	444	1,390
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	2,684
Sandy Spring Bancorp, Inc. (Banks)	111	4,302
Sangamo BioSciences, Inc.* (Biotechnology)	444	8,436
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	333	8,708
Sarepta Therapeutics, Inc.* (Biotechnology)	259	19,189
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	111	3,946
Schneider National, Inc. - Class B (Road & Rail)	185	4,821
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	148	4,788
Scholastic Corp. (Media)	148	5,748
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148	5,794
Science Applications International Corp. (IT Services)	185	14,578
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	259	10,774
Scorpio Bulkers, Inc. (Marine)	407	2,869
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	962	1,886
Seacoast Banking Corp. of Florida* (Banks)	222	5,876
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	333	4,938
Select Income REIT (Equity Real Estate Investment Trusts)	296	5,766
Select Medical Holdings Corp.* (Health Care Providers & Services)	518	8,936
Selective Insurance Group, Inc. (Insurance)	259	15,721
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	296	6,334
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	296	11,559
Sensient Technologies Corp. (Chemicals)	185	13,057
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	444	926
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	111	3,946
ServiceSource International, Inc.* (IT Services)	592	2,256
ServisFirst Bancshares, Inc. (Banks)	222	9,062
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	222	7,992
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	333	4,762
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	148	12,025
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,065
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	16,632
Simmons First National Corp. - Class A (Banks)	296	8,421
Simpson Manufacturing Co., Inc. (Building Products)	185	10,654
Sinclair Broadcast Group, Inc. - Class A (Media)	333	10,423
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	148	11,402
SkyWest, Inc. (Airlines)	222	12,077
Sleep Number Corp.* (Specialty Retail)	185	6,503

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonic Automotive, Inc. - Class A (Specialty Retail)	148	$2,805
Sonic Corp. (Hotels, Restaurants & Leisure)	185	4,668
Sotheby’s* - Class A (Diversified Consumer Services)	185	9,492
South Jersey Industries, Inc. (Gas Utilities)	333	9,377
South State Corp. (Banks)	111	9,468
Southside Bancshares, Inc. (Banks)	148	5,142
Southwest Gas Corp. (Gas Utilities)	185	12,512
Spartan Motors, Inc. (Auto Components)	259	4,455
SpartanNash Co. (Food & Staples Retailing)	185	3,184
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	481	7,739
Spire, Inc. (Gas Utilities)	222	16,051
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	333	1,359
SPX Corp.* (Machinery)	222	7,211
SPX FLOW, Inc.* (Machinery)	185	9,100
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	962	9,072
STAAR Surgical Co.* (Health Care Equipment & Supplies)	296	4,381
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	407	9,735
State Bank Financial Corp. (Banks)	185	5,552
Steelcase, Inc. - Class A (Commercial Services & Supplies)	407	5,535
Sterling Bancorp (Banks)	555	12,515
Sterling Construction Co., Inc.* (Construction & Engineering)	222	2,544
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	259	11,370
Stifel Financial Corp. (Capital Markets)	296	17,531
Stoneridge, Inc.* (Auto Components)	185	5,106
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	259	5,227
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	481	6,546
Summit Materials, Inc.* - Class A (Construction Materials)	481	14,565
Sun Hydraulics Corp. (Machinery)	111	5,945
SunCoke Energy, Inc.* (Metals & Mining)	370	3,981
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	370	2,953
Sunrun, Inc.* (Electrical Equipment)	555	4,956
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	962	14,642
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	185	3,145
Superior Energy Services, Inc.* (Energy Equipment & Services)	703	5,926
Superior Industries International, Inc. (Auto Components)	148	1,968
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	10,168
SUPERVALU, Inc.* (Food & Staples Retailing)	185	2,818
Sykes Enterprises, Inc.* (IT Services)	185	5,354
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	148	6,768
Synchronoss Technologies, Inc.* (Software)	259	2,732
Syneos Health, Inc.* (Life Sciences Tools & Services)	222	7,881
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,184	2,167
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	111	13,143
Syntel, Inc.* (IT Services)	185	4,723
Tailored Brands, Inc. (Specialty Retail)	296	7,418
Taylor Morrison Home Corp.* - Class A (Household Durables)	296	6,891
Team, Inc.* (Commercial Services & Supplies)	148	2,035
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	12,599
Teekay Corp. (Oil, Gas & Consumable Fuels)	407	3,293
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,073	1,277
Teladoc, Inc.* (Health Care Providers & Services)	259	10,438
Telenav, Inc.* (Software)	259	1,399
Teligent, Inc.* (Pharmaceuticals)	296	995
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	333	2,401
Tenet Healthcare Corp.* (Health Care Providers & Services)	370	8,973
Tenneco, Inc. (Auto Components)	222	12,181
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	222	7,661
Tetra Tech, Inc. (Commercial Services & Supplies)	259	12,678
TETRA Technologies, Inc.* (Energy Equipment & Services)	814	3,053
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	296	909
Texas Capital Bancshares, Inc.* (Banks)	222	19,957
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	296	17,103
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	3,136
TG Therapeutics, Inc.* (Biotechnology)	296	4,203
The Andersons, Inc. (Food & Staples Retailing)	148	4,899
The Bancorp, Inc.* (Banks)	370	3,996
The Brink’s Co. (Commercial Services & Supplies)	185	13,200
The Buckle, Inc. (Specialty Retail)	185	4,098
The Cato Corp. - Class A (Specialty Retail)	148	2,182
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	185	8,921
The E.W. Scripps Co. - Class A (Media)	296	3,549
The Ensign Group, Inc. (Health Care Providers & Services)	259	6,812
The Finish Line, Inc. - Class A (Specialty Retail)	222	3,006
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	518	10,603
The Greenbrier Cos., Inc. (Machinery)	148	7,437
The Hackett Group, Inc. (IT Services)	185	2,971
The KEYW Holding Corp.* (Aerospace & Defense)	296	2,327
The Manitowoc Co., Inc. (Machinery)	185	5,265

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Medicines Co.* (Pharmaceuticals)	296	$9,750
The Meet Group, Inc.* (Internet Software & Services)	518	1,083
The New York Times Co. - Class A (Media)	555	13,376
The Rubicon Project, Inc.* (Software)	370	666
The St Joe Co.* (Real Estate Management & Development)	259	4,882
TherapeuticsMD, Inc.* (Pharmaceuticals)	888	4,325
Theravance Biopharma, Inc.* (Pharmaceuticals)	185	4,486
Thermon Group Holdings, Inc.* (Electrical Equipment)	185	4,146
Third Point Reinsurance, Ltd.* (Insurance)	407	5,678
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	259	4,786
Tile Shop Holdings, Inc. (Specialty Retail)	185	1,110
TimkenSteel Corp.* (Metals & Mining)	222	3,372
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	259	1,645
Titan International, Inc. (Machinery)	296	3,733
Tivity Health, Inc.* (Health Care Providers & Services)	185	7,335
TiVo Corp. (Software)	518	7,019
TopBuild Corp.* (Household Durables)	185	14,156
TowneBank (Banks)	259	7,407
Travelport Worldwide, Ltd. (IT Services)	592	9,673
Tredegar Corp. (Chemicals)	185	3,321
Trevena, Inc.* (Biotechnology)	666	1,092
Trex Co., Inc.* (Building Products)	148	16,098
TRI Pointe Group, Inc.* (Household Durables)	703	11,550
TriMas Corp.* (Machinery)	222	5,828
TriNet Group, Inc.* (Professional Services)	185	8,569
Trinseo SA (Chemicals)	185	13,699
Triple-S Management Corp.* (Health Care Providers & Services)	148	3,869
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	222	6,793
Triumph Group, Inc. (Aerospace & Defense)	222	5,594
Tronox, Ltd. - Class A (Chemicals)	333	6,141
TrueBlue, Inc.* (Professional Services)	222	5,750
TrueCar, Inc.* (Internet Software & Services)	296	2,800
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	4,377
Trustmark Corp. (Banks)	296	9,223
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	444	6,789
Tutor Perini Corp.* (Construction & Engineering)	185	4,079
Twilio, Inc.* (Internet Software & Services)	296	11,301
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	370	9,441
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185	3,561
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	888	3,703
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	185	9,433
UMB Financial Corp. (Banks)	185	13,392
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	185	2,481
Umpqua Holdings Corp. (Banks)	925	19,803
Union Bankshares Corp. (Banks)	185	6,791
Unisys Corp.* (IT Services)	296	3,182
Unit Corp.* (Energy Equipment & Services)	259	5,118
United Bankshares, Inc. (Banks)	444	15,651
United Community Banks, Inc. (Banks)	333	10,539
United Community Financial Corp. (Thrifts & Mortgage Finance)	333	3,283
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,196
United Natural Foods, Inc.* (Food & Staples Retailing)	222	9,533
Universal Corp. (Tobacco)	111	5,384
Universal Insurance Holdings, Inc. (Insurance)	185	5,902
Univest Corp. of Pennsylvania (Banks)	148	4,100
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,332	1,745
Urban Edge Properties (Equity Real Estate Investment Trusts)	444	9,479
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	185	3,571
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	370	3,330
Valhi, Inc. (Chemicals)	444	2,691
Valley National Bancorp (Banks)	1,110	13,831
Vanda Pharmaceuticals, Inc.* (Biotechnology)	259	4,364
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	6,619
VASCO Data Security International, Inc.* (Software)	185	2,396
Vector Group, Ltd. (Tobacco)	407	8,298
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	222	3,774
Veracyte, Inc.* (Biotechnology)	222	1,234
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	518	7,967
Verint Systems, Inc.* (Software)	259	11,033
Versartis, Inc.* (Biotechnology)	185	305
Verso Corp.* - Class A (Paper & Forest Products)	407	6,854
ViaSat, Inc.* (Communications Equipment)	222	14,590
Viavi Solutions, Inc.* (Communications Equipment)	999	9,710
ViewRay, Inc.* (Health Care Equipment & Supplies)	296	1,903
VirnetX Holding Corp.* (Software)	407	1,608
Virtu Financial, Inc. - Class A (Capital Markets)	148	4,884
Virtusa Corp.* (IT Services)	148	7,172
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	592	11,011
Vista Outdoor, Inc.* (Leisure Products)	259	4,227
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	444	1,621
Vocera Communications, Inc.* (Health Care Technology)	148	3,466
Vonage Holdings Corp.* (Diversified Telecommunication Services)	962	10,244

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	888	$3,934
Wabash National Corp. (Machinery)	296	6,160
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	370	7,478
WageWorks, Inc.* (Professional Services)	148	6,690
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	148	8,794
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	12,802
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	888	5,923
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	333	9,091
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	148	2,560
Watts Water Technologies, Inc. - Class A (Machinery)	111	8,625
Web.com Group, Inc.* (Internet Software & Services)	185	3,349
Weight Watchers International, Inc.* (Diversified Consumer Services)	148	9,431
Werner Enterprises, Inc. (Road & Rail)	222	8,103
WesBanco, Inc. (Banks)	185	7,826
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	333	3,413
Westamerica Bancorp (Banks)	111	6,447
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,510
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	222	2,364
WGL Holdings, Inc. (Gas Utilities)	222	18,570
Whitestone REIT (Equity Real Estate Investment Trusts)	222	2,307
William Lyon Homes* - Class A (Household Durables)	148	4,069
Windstream Holdings, Inc. (Diversified Telecommunication Services)	999	1,409
Wingstop, Inc. (Hotels, Restaurants & Leisure)	148	6,990
Winnebago Industries, Inc. (Automobiles)	148	5,565
Wintrust Financial Corp. (Banks)	222	19,103
WisdomTree Investments, Inc. (Capital Markets)	592	5,429
WMIH Corp.* (Insurance)	1,739	2,469
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	407	11,762
Woodward, Inc. (Machinery)	222	15,908
Workiva, Inc.* (Software)	148	3,508
World Wrestling Entertainment, Inc. - Class A (Media)	222	7,994
Worthington Industries, Inc. (Metals & Mining)	222	9,528
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	444	8,809
WSFS Financial Corp. (Thrifts & Mortgage Finance)	148	7,089
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	333	3,879
Xencor, Inc.* (Biotechnology)	222	6,656
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	481	9,485
XO Group, Inc.* (Internet Software & Services)	148	3,071
Xperi Corp. (Semiconductors & Semiconductor Equipment)	222	4,695
Yelp, Inc.* (Internet Software & Services)	333	13,903
YRC Worldwide, Inc.* (Road & Rail)	222	1,960
ZAGG, Inc.* (Household Durables)	222	2,708
Zendesk, Inc.* (Software)	444	21,254
ZIOPHARM Oncology, Inc.* (Biotechnology)	740	2,901
ZixCorp.* (Software)	407	1,738
Zogenix, Inc.* (Pharmaceuticals)	185	7,409
TOTAL COMMON STOCKS (Cost $5,035,047)		7,915,235

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	1,360	—
Dyax Corp.*^+(b) (Biotechnology)	972	1,079
TOTAL CONTINGENT RIGHTS (Cost $—)		1,079

Rights (NM)
Babcock & Wilcox Enterprises, Inc.; expiring 4/30/18 at $2.00*+ (Electrical Equipment)	296	564
TOTAL RIGHTS (Cost $1,344)		564

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (71.3%)(c)(d)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $17,333,155	$17,330,000	$17,330,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,330,000)		17,330,000

TOTAL INVESTMENT SECURITIES (Cost $22,366,391) - 103.9%		25,246,878
Net other assets (liabilities) - (3.9)%		(957,998)

NET ASSETS - 100.0%		$24,288,880

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of March 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2018, these securities represented 0.007% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

See accompanying notes to schedules of portfolio investments.

(b)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2018, the aggregate amount held in a segregated account was $4,714,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR       American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	63	6/18/18	$4,820,445	$(83,269)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/18	1.54%	$11,072,848	$125,459
Russell 2000 Index	Goldman Sachs International	4/27/18	1.89%	5,694,016	61,904
				$16,766,864	$187,363
iShares Russell 2000 ETF	UBS AG	4/27/18	1.54%	$6,728,647	$63,533
Russell 2000 Index	UBS AG	4/27/18	1.74%	12,401,968	140,911
				$19,130,615	$204,444
				$35,897,479	$391,807

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain(loss).

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$120,031	0.5%
Air Freight & Logistics	33,305	0.1%
Airlines	20,668	0.1%
Auto Components	92,346	0.4%
Automobiles	5,565	NM
Banks	724,605	3.1%
Beverages	3,405	NM
Biotechnology	530,734	2.2%
Building Products	90,733	0.4%
Capital Markets	94,625	0.4%
Chemicals	169,933	0.7%
Commercial Services & Supplies	191,452	0.8%
Communications Equipment	141,864	0.6%
Construction & Engineering	106,868	0.4%
Construction Materials	14,565	0.1%
Consumer Finance	60,075	0.2%
Containers & Packaging	5,800	NM
Distributors	4,720	NM
Diversified Consumer Services	76,856	0.3%
Diversified Financial Services	10,407	NM
Diversified Telecommunication Services	40,189	0.1%
Electric Utilities	89,119	0.4%
Electrical Equipment	56,330	0.2%
Electronic Equipment, Instruments & Components	201,016	0.8%
Energy Equipment & Services	116,952	0.5%
Equity Real Estate Investment Trusts	488,944	2.0%
Food & Staples Retailing	30,373	0.1%
Food Products	47,418	0.2%
Gas Utilities	94,535	0.3%
Health Care Equipment & Supplies	324,769	1.3%
Health Care Providers & Services	167,673	0.7%
Health Care Technology	62,845	0.3%
Hotels, Restaurants & Leisure	222,312	0.9%
Household Durables	103,006	0.4%
Household Products	15,870	0.1%
Independent Power & Renewable Electricity Producers	36,380	0.1%
Industrial Conglomerates	6,484	NM
Insurance	158,589	0.7%
Internet & Direct Marketing Retail	45,571	0.2%
Internet Software & Services	270,312	1.1%
IT Services	181,773	0.7%
Leisure Products	16,652	0.1%
Life Sciences Tools & Services	47,209	0.2%
Machinery	267,357	1.1%
Marine	16,147	0.1%
Media	115,037	0.5%
Metals & Mining	100,555	0.4%
Mortgage Real Estate Investment Trusts	77,532	0.3%
Multiline Retail	26,684	0.1%
Multi-Utilities	39,168	0.2%
Oil, Gas & Consumable Fuels	195,079	0.8%
Paper & Forest Products	56,407	0.2%
Pharmaceuticals	215,534	0.9%
Professional Services	96,969	0.4%
Real Estate Management & Development	30,989	0.1%
Road & Rail	76,815	0.3%
Semiconductors & Semiconductor Equipment	292,830	1.2%
Software	352,935	1.6%
Specialty Retail	173,327	0.7%
Technology Hardware, Storage & Peripherals	47,643	0.2%
Textiles, Apparel & Luxury Goods	68,444	0.3%
Thrifts & Mortgage Finance	181,617	0.7%
Tobacco	13,682	0.1%
Trading Companies & Distributors	117,672	0.5%
Water Utilities	18,086	0.1%
Wireless Telecommunication Services	13,491	0.1%
Other**	16,372,002	67.4%
Total	$24,288,880	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2018 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
ALLETE, Inc. (Electric Utilities)	2,131	$153,965
Alliant Energy Corp. (Electric Utilities)	9,689	395,893
Ameren Corp. (Multi-Utilities)	10,161	575,417
American Electric Power Co., Inc. (Electric Utilities)	20,601	1,413,023
American Water Works Co., Inc. (Water Utilities)	7,477	614,086
Aqua America, Inc. (Water Utilities)	7,444	253,543
Atmos Energy Corp. (Gas Utilities)	4,645	391,295
Avista Corp. (Multi-Utilities)	2,747	140,784
Black Hills Corp. (Multi-Utilities)	2,242	121,741
CenterPoint Energy, Inc. (Multi-Utilities)	18,050	494,570
CMS Energy Corp. (Multi-Utilities)	11,825	535,554
Consolidated Edison, Inc. (Multi-Utilities)	12,997	1,012,986
Dominion Resources, Inc. (Multi-Utilities)	21,345	1,439,293
DTE Energy Co. (Multi-Utilities)	7,512	784,253
Duke Energy Corp. (Electric Utilities)	29,317	2,271,188
Edison International (Electric Utilities)	13,643	868,513
El Paso Electric Co. (Electric Utilities)	1,704	86,904
Entergy Corp. (Electric Utilities)	7,570	596,365
Eversource Energy (Electric Utilities)	13,269	781,809
Exelon Corp. (Electric Utilities)	38,614	1,506,332
FirstEnergy Corp. (Electric Utilities)	18,722	636,735
Great Plains Energy, Inc. (Electric Utilities)	9,031	287,095
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,557	156,670
IDACORP, Inc. (Electric Utilities)	2,111	186,338
MDU Resources Group, Inc. (Multi-Utilities)	8,179	230,321
National Fuel Gas Co. (Gas Utilities)	3,594	184,911
New Jersey Resources Corp. (Gas Utilities)	3,669	147,127
NextEra Energy, Inc. (Electric Utilities)	19,697	3,217,111
NiSource, Inc. (Multi-Utilities)	14,128	337,800
NorthWestern Corp. (Multi-Utilities)	2,067	111,205
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	12,635	385,747
ONE Gas, Inc. (Gas Utilities)	2,189	144,518
PG&E Corp. (Electric Utilities)	21,564	947,307
Pinnacle West Capital Corp. (Electric Utilities)	4,680	373,464
PNM Resources, Inc. (Electric Utilities)	3,336	127,602
Portland General Electric Co. (Electric Utilities)	3,732	151,183
PPL Corp. (Electric Utilities)	29,063	822,192
Public Service Enterprise Group, Inc. (Multi-Utilities)	21,137	1,061,923
SCANA Corp. (Multi-Utilities)	5,973	224,286
Sempra Energy (Multi-Utilities)	10,691	1,189,053
South Jersey Industries, Inc. (Gas Utilities)	3,334	93,885
Southwest Gas Corp. (Gas Utilities)	2,016	136,342
Spire, Inc. (Gas Utilities)	2,023	146,263
The AES Corp. (Independent Power & Renewable Electricity Producers)	27,657	314,460
The Southern Co. (Electric Utilities)	42,217	1,885,411
UGI Corp. (Gas Utilities)	7,244	321,778
Vectren Corp. (Multi-Utilities)	3,477	222,250
Vistra Energy Corp.* (Independent Power & Renewable Electricity Producers)	11,839	246,606
WEC Energy Group, Inc. (Multi-Utilities)	13,213	828,455
Westar Energy, Inc. (Electric Utilities)	5,957	313,279
WGL Holdings, Inc. (Gas Utilities)	2,152	180,015
Xcel Energy, Inc. (Electric Utilities)	21,274	967,542

TOTAL COMMON STOCKS (Cost $11,887,232)		31,016,388

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.63%-1.68%, dated 3/29/18, due 4/2/18, total to be received $133,024	$133,000	$133,000
TOTAL REPURCHASE AGREEMENTS (Cost $133,000)		133,000

TOTAL INVESTMENT SECURITIES (Cost $12,020,232) - 100.2%		31,149,388
Net other assets (liabilities) - (0.2)%		(58,350)

NET ASSETS - 100.0%		$31,091,038

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of March 31, 2018:

	Value	% of Net Assets
Electric Utilities	$18,145,921	58.5%
Gas Utilities	1,746,134	5.6%
Independent Power & Renewable Electricity Producers	946,813	3.0%
Multi-Utilities	9,309,891	29.9%
Water Utilities	867,629	2.8%
Other**	74,650	0.2%
Total	$31,091,038	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: : Notes to Schedules of Portfolio Investments : : March 31, 2018  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the following portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:

ProFund VP Asia 30 ProFund VP Bull ProFund VP Dow 30 ProFund VP Emerging Markets ProFund VP Europe 30 ProFund VP International ProFund VP Japan ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value ProFund VP Mid-Cap ProFund VP Mid-Cap Growth ProFund VP Mid-Cap Value ProFund VP NASDAQ-100 ProFund VP Small-Cap ProFund VP Small-Cap Growth ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100 ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear ProFund VP Short Dow 30 ProFund VP Short Emerging Markets ProFund VP Short International ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100 ProFund VP Short Small-Cap ProFund VP UltraShort Dow 30 ProFund VP UltraShort NASDAQ-100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Basic Materials

ProFund VP Biotechnology

ProFund VP Consumer Goods

ProFund VP Consumer Services

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Oil & Gas ProFund VP Pharmaceuticals ProFund VP Precious Metals ProFund VP Real Estate ProFund VP Semiconductor ProFund VP Technology ProFund VP Telecommunications ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund VP Falling U.S. Dollar ProFund VP Rising Rates Opportunity	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

March 31, 2018  (unaudited) : : Notes to Schedules of Portfolio Investments : :

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of March 31, 2018, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 1.63% dated 3/29/18, due 4/2/18(1)	RBC Capital Markets, LLC, 1.63% dated 3/29/18, due 4/2/18(2)	RBS Securities, Inc., 1.63% dated 3/29/18, due 4/2/18(3)	Societe’ Generale, 1.68% dated 3/29/18, due 4/2/18(4)	UMB Bank N.A., 1.63% dated 3/29/18, due 4/2/18(5)
ProFund VP Asia 30	$59,000	$43,000	$32,000	$27,000	$2,000
ProFund VP Basic Materials	38,000	27,000	20,000	17,000	3,000
ProFund VP Bear	1,279,000	937,000	703,000	586,000	25,000
ProFund VP Biotechnology	133,000	97,000	73,000	61,000	4,000
ProFund VP Bull	8,606,000	6,315,000	4,736,000	3,948,000	129,000
ProFund VP Consumer Services	38,000	27,000	20,000	17,000	3,000
ProFund VP Dow 30	100,000	73,000	53,000	45,000	8,000
ProFund VP Emerging Markets	1,138,000	836,000	626,000	521,000	22,000
ProFund VP Falling U.S. Dollar	497,000	365,000	272,000	227,000	14,000
ProFund VP Financials	7,000	5,000	3,000	3,000	2,000
ProFund VP Government Money Market	53,479,000	39,251,000	29,438,000	24,532,000	764,000
ProFund VP Industrials	21,000	15,000	11,000	9,000	3,000
ProFund VP International	3,146,000	2,308,000	1,731,000	1,442,000	52,000
ProFund VP Internet	14,000	10,000	7,000	6,000	2,000
ProFund VP Japan	3,427,000	2,515,000	1,886,000	1,572,000	50,000
ProFund VP Large-Cap Value	41,000	30,000	22,000	18,000	3,000
ProFund VP Mid-Cap	12,284,000	9,015,000	6,761,000	5,635,000	181,000
ProFund VP Mid-Cap Growth	16,000	12,000	9,000	7,000	2,000
ProFund VP NASDAQ-100	11,673,000	8,567,000	6,425,000	5,355,000	173,000
ProFund VP Oil & Gas	44,000	32,000	24,000	20,000	3,000
ProFund VP Pharmaceuticals	24,000	18,000	13,000	11,000	2,000
ProFund VP Precious Metals	7,813,000	5,734,000	4,299,000	3,583,000	116,000

: : Notes to Schedules of Portfolio Investments : : March 31, 2018  (unaudited)

Fund Name	HSBC Securities (USA), Inc., 1.63% dated 3/29/18, due 4/2/18(1)	RBC Capital Markets, LLC, 1.63% dated 3/29/18, due 4/2/18(2)	RBS Securities, Inc., 1.63% dated 3/29/18, due 4/2/18(3)	Societe’ Generale, 1.68% dated 3/29/18, due 4/2/18(4)	UMB Bank N.A., 1.63% dated 3/29/18, due 4/2/18(5)
ProFund VP Rising Rates Opportunity	$4,368,000	$3,206,000	$2,403,000	$2,003,000	$67,000
ProFund VP Semiconductor	14,000	10,000	7,000	6,000	2,000
ProFund VP Short Dow 30	4,000	2,000	1,000	1,000	6,000
ProFund VP Short Emerging Markets	261,000	192,000	143,000	119,000	10,000
ProFund VP Short International	217,000	159,000	119,000	98,000	9,000
ProFund VP Short Mid-Cap	34,000	25,000	18,000	15,000	5,000
ProFund VP Short NASDAQ-100	846,000	621,000	464,000	386,000	21,000
ProFund VP Short Small-Cap	774,000	567,000	425,000	353,000	20,000
ProFund VP Small-Cap	2,176,000	1,597,000	1,197,000	998,000	39,000
ProFund VP Small-Cap Growth	11,000	8,000	6,000	5,000	1,000
ProFund VP Small-Cap Value	15,000	11,000	8,000	7,000	3,000
ProFund VP Telecommunications	2,000	2,000	1,000	1,000	2,000
ProFund VP U.S. Government Plus	2,974,000	2,182,000	1,637,000	1,363,000	47,000
ProFund VP UltraBull	7,525,000	5,522,000	4,142,000	3,451,000	113,000
ProFund VP UltraMid-Cap	3,704,000	2,718,000	2,038,000	1,699,000	59,000
ProFund VP UltraNASDAQ-100	24,058,000	17,656,000	13,241,000	11,035,000	351,000
ProFund VP UltraShort Dow 30	4,000	2,000	2,000	1,000	4,000
ProFund VP UltraShort NASDAQ-100	123,000	89,000	66,000	55,000	10,000
ProFund VP UltraSmall-Cap	6,283,000	4,611,000	3,457,000	2,880,000	99,000
ProFund VP Utilities	48,000	35,000	26,000	22,000	2,000
	$157,318,000	$115,447,000	$86,565,000	$72,140,000	$2,433,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2018 as follows:

(1)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at March 31, 2018, 2.948% to 2.949%, due 2/15/40 to 5/15/40, which had an aggregate value of $160,487,866.

(2)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value of $117,761,405.

(3)                   U.S. Treasury Notes, 1.125% to 3.625%, due 2/28/21 to 8/15/43, which had an aggregate value of $88,305,869.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $73,588,394.

(5)                   U.S. Treasury Notes, 1.125% to 1.625%, due 6/30/21 to 5/15/26, which had an aggregate value of $2,486,505.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended March 31, 2018, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

March 31, 2018  (unaudited) : : Notes to Schedules of Portfolio Investments : :

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

: : Notes to Schedules of Portfolio Investments : : March 31, 2018  (unaudited)

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of March 31, 2018, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

March 31, 2018  (unaudited) : : Notes to Schedules of Portfolio Investments : :

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ VP’ compliance date for Form N-PORT is June 1, 2018, and the ProFunds VP will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds VP will be required to maintain and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ VP compliance date for Form N-CEN is June 1, 2018, and the ProFunds’ VP will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ VP adoption of these amendments, including these Schedules of Portfolio Investments prepared as of March 31, 2018, had no effect on the ProFunds’ VP net assets or results of operations.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

: : Notes to Schedules of Portfolio Investments : : March 31, 2018 (unaudited)

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended March 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$31,878,076	$—	$—	$—	$31,878,076	$—
Repurchase Agreements	—	—	163,000	—	163,000	—
Total	$31,878,076	$—	$163,000	$—	$32,041,076	$—

ProFund VP Banks
Common Stocks	$11,068,052	$—	$—	$—	$11,068,052	$—
Swap Agreements	—	—	—	(378)	—	(378)
Total	$11,068,052	$—	$—	$(378)	$11,068,052	$(378)

ProFund VP Basic Materials
Common Stocks	$20,623,364	$—	$—	$—	$20,623,364	$—
Repurchase Agreements	—	—	105,000	—	105,000	—
Total	$20,623,364	$—	$105,000	$—	$20,728,364	$—

March 31, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bear
Repurchase Agreements	$—	$—	$3,530,000	$—	$3,530,000	$—
Futures Contracts	—	30,261	—	—	—	30,261
Swap Agreements	—	—	—	(29,048)	—	(29,048)
Total	$—	$30,261	$3,530,000	$(29,048)	$3,530,000	$1,213

ProFund VP Biotechnology
Common Stocks	$54,634,666	$—	$—	$—	$54,634,666	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	368,000	—	368,000	—
Swap Agreements	—	—	—	(1,344)	—	(1,344)
Total	$54,634,666	$—	$384,099	$(1,344)	$55,018,765	$(1,344)

ProFund VP Bull
Common Stocks	$45,882,355	$—	$—	$—	$45,882,355	$—
Repurchase Agreements	—	—	23,734,000	—	23,734,000	—
Futures Contracts	—	(320,197)	—	—	—	(320,197)
Swap Agreements	—	—	—	149,504	—	149,504
Total	$45,882,355	$(320,197)	$23,734,000	$149,504	$69,616,355	$(170,693)

ProFund VP Consumer Goods
Common Stocks	$14,488,313	$—	$—	$—	$14,488,313	$—
Total	$14,488,313	$—	$—	$—	$14,488,313	$—

ProFund VP Consumer Services
Common Stocks	$27,007,606	$—	$—	$—	$27,007,606	$—
Repurchase Agreements	—	—	105,000	—	105,000	—
Total	$27,007,606	$—	$105,000	$—	$27,112,606	$—

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$279,000	$—	$279,000	$—
Swap Agreements	—	—	—	2,757	—	2,757
Total	$—	$—	$279,000	$2,757	$279,000	$2,757

ProFund VP Emerging Markets
Common Stocks	$25,060,907	$—	$—	$—	$25,060,907	$—
Preferred Stocks	1,652,419	—	—	—	1,652,419	—
Repurchase Agreements	—	—	3,143,000	—	3,143,000	—
Swap Agreements	—	—	—	44,164	—	44,164
Total	$26,713,326	$—	$3,143,000	$44,164	$29,856,326	$44,164

ProFund VP Europe 30
Common Stocks	$25,384,016	$—	$—	$—	$25,384,016	$—
Total	$25,384,016	$—	$—	$—	$25,384,016	$—

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,375,000	$—	$1,375,000	$—
Forward Currency Contracts	—	—	—	(8,801)	—	(8,801)
Total	$—	$—	$1,375,000	(8,801)	$1,375,000	$(8,801)

ProFund VP Financials
Common Stocks	$45,944,364	$—	$—	$—	$45,944,364	$—
Repurchase Agreements	—	—	20,000	—	20,000	—
Total	$45,944,364	$—	$20,000	$—	$45,964,364	$—

: : Notes to Schedules of Portfolio Investments : : March 31, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Government Money Market
U.S. Treasury Obligation	$—	$—	$9,817,729	$—	$9,817,729	$—
Repurchase Agreements	—	—	147,464,000	—	147,464,000	—
Total	$—	$—	$157,281,729	$—	$157,281,729	$—

ProFund VP Health Care
Common Stocks	$47,895,177	$—	$—	$—	$47,895,177	$—
Contingent Right	—	—	4,125	—	4,125	—
Total	$47,895,177	$—	$4,125	$—	$47,899,302	$—

ProFund VP Industrials
Common Stocks	$30,020,856	$—	$—	$—	$30,020,856	$—
Repurchase Agreements	—	—	59,000	—	59,000	—
Total	$30,020,856	$—	$59,000	$—	$30,079,856	$—

ProFund VP International
Repurchase Agreements	$—	$—	$8,679,000	$—	$8,679,000	$—
Swap Agreements	—	—	—	137,504	—	137,504
Total	$—	$—	$8,679,000	$137,504	$8,679,000	$137,504

ProFund VP Internet
Common Stocks	$20,438,093	$—	$—	$—	$20,438,093	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Total	$20,438,093	$—	$39,000	$—	$20,477,093	$—

ProFund VP Japan
Repurchase Agreements	$—	$—	$9,450,000	$—	$9,450,000	$—
Futures Contracts	—	102,612	—	—	—	102,612
Total	$—	$102,612	$9,450,000	$—	$9,450,000	$102,612

ProFund VP Large-Cap Growth
Common Stocks	$35,144,074	$—	$—	$—	$35,144,074	$—
Total	$35,144,074	$—	$—	$—	$35,144,074	$—

ProFund VP Large-Cap Value
Common Stocks	$18,223,188	$—	$—	$—	$18,223,188	$—
Repurchase Agreements	—	—	114,000	—	114,000	—
Total	$18,223,188	$—	$114,000	$—	$18,337,188	$—

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$33,876,000	$—	$33,876,000	$—
Futures Contracts	—	(131,159)	—	—	—	(131,159)
Swap Agreements	—	—	—	428,398	—	428,398
Total	$—	$(131,159)	$33,876,000	$428,398	$33,876,000	$297,239

ProFund VP Mid-Cap Growth
Common Stocks	$25,949,278	$—	$—	$—	$25,949,278	$—
Repurchase Agreements	—	—	46,000	—	46,000	—
Total	$25,949,278	$—	$46,000	$—	$25,995,278	$—

ProFund VP Mid-Cap Value
Common Stocks	$14,692,641	$—	$—	$—	$14,692,641	$—
Total	$14,692,641	$—	$—	$—	$14,692,641	$—

March 31, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP NASDAQ-100
Common Stocks	$46,514,869	$—	$—	$—	$46,514,869	$—
Repurchase Agreements	—	—	32,193,000	—	32,193,000	—
Futures Contracts	—	(585,298)	—	—	—	(585,298)
Swap Agreements	—	—	—	172,848	—	172,848
Total	$46,514,869	$(585,298)	$32,193,000	$172,848	$78,707,869	$(412,450)

ProFund VP Oil & Gas
Common Stocks	$33,188,755	$—	$—	$—	$33,188,755	$—
Repurchase Agreements	—	—	123,000	—	123,000	—
Total	$33,188,755	$—	$123,000	$—	$33,311,755	$—

ProFund VP Pharmaceuticals
Common Stocks	$9,711,109	$—	$—	$—	$9,711,109	$—
Repurchase Agreements	—	—	68,000	—	68,000	—
Swap Agreements	—	—	—	(686)	—	(686)
Total	$9,711,109	$—	$68,000	$(686)	$9,779,109	$(686)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$21,545,000	$—	$21,545,000	$—
Swap Agreements	—	—	—	(84,065)	—	(84,065)
Total	$—	$—	$21,545,000	$(84,065)	$21,545,000	$(84,065)

ProFund VP Real Estate
Common Stocks	$9,817,754	$—	$—	$—	$9,817,754	$—
Total	$9,817,754	$—	$—	$—	$9,817,754	$—

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$12,047,000	$—	$12,047,000	$—
Futures Contracts	—	(8)	—	—	—	(8)
Swap Agreements	—	—	—	(534,508)	—	(534,508)
Total	$—	$(8)	$12,047,000	$(534,508)	$12,047,000	$(534,516)

ProFund VP Semiconductor
Common Stocks	$7,743,254	$—	$—	$—	$7,743,254	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Swap Agreements	—	—	—	(253)	—	(253)
Total	$7,743,254	$—	$39,000	$(253)	$7,782,254	$(253)

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$14,000	$—	$14,000	$—
Swap Agreements	—	—	—	(148)	—	(148)
Total	$—	$—	$14,000	$(148)	$14,000	$(148)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$725,000	$—	$725,000	$—
Swap Agreements	—	—	—	(8,815)	—	(8,815)
Total	$—	$—	$725,000	$(8,815)	$725,000	$(8,815)

ProFund VP Short International
Repurchase Agreements	$—	$—	$602,000	$—	$602,000	$—
Swap Agreements	—	—	—	(9,510)	—	(9,510)
Total	$—	$—	$602,000	$(9,510)	$602,000	$(9,510)

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$97,000	$—	$97,000	$—
Swap Agreements	—	—	—	(1,356)	—	(1,356)
Total	$—	$—	$97,000	$(1,356)	$97,000	$(1,356)

: : Notes to Schedules of Portfolio Investments : : March 31, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$2,338,000	$—	$2,338,000	$—
Futures Contracts	—	21,666	—	—	—	21,666
Swap Agreements	—	—	—	(15,970)	—	(15,970)
Total	$—	$21,666	$2,338,000	$(15,970)	$2,338,000	$5,696

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,139,000	$—	$2,139,000	$—
Futures Contracts	—	9,700	—	—	—	9,700
Swap Agreements	—	—	—	(20,300)	—	(20,300)
Total	$—	$9,700	$2,139,000	$(20,300)	$2,139,000	$(10,600)

ProFund VP Small-Cap
Common Stocks	$5,348,131	$—	$—	$—	$5,348,131	$—
Contingent Rights*	—	—	500	—	500	—
Right	—	—	381	—	381	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	6,007,000	—	6,007,000	—
Futures Contracts	—	(16,516)	—	—	—	(16,516)
Swap Agreements	—	—	—	60,210	—	60,210
Total	$5,348,131	$(16,516)	$6,007,881	$60,210	$11,356,012	$43,694

ProFund VP Small-Cap Growth
Common Stocks	$21,467,927	$—	$—	$—	$21,467,927	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Total	$21,467,927	$—	$31,000	$—	$21,498,927	$—

ProFund VP Small-Cap Value
Common Stocks	$26,059,383	$—	$—	$—	$26,059,383	$—
Repurchase Agreements	—	—	44,000	—	44,000	—
Total	$26,059,383	$—	$44,000	$—	$26,103,383	$—

ProFund VP Technology
Common Stocks	$30,486,044	$—	$—	$—	$30,486,044	$—
Total	$30,486,044	$—	$—	$—	$30,486,044	$—

ProFund VP Telecommunications
Common Stocks	$3,405,643	$—	$—	$—	$3,405,643	$—
Repurchase Agreements	—	—	8,000	—	8,000	—
Swap Agreements	—	—	—	(406)	—	(406)
Total	$3,405,643	$—	$8,000	$(406)	$3,413,643	$(406)

ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$7,884,713	$—	$7,884,713	$—
Repurchase Agreements	—	—	8,203,000	—	8,203,000	—
Swap Agreements	—	—	—	489,783	—	489,783
Total	$—	$—	$16,087,713	$489,783	$16,087,713	$489,783

ProFund VP UltraBull
Common Stocks	$22,023,511	$—	$—	$—	$22,023,511	$—
Repurchase Agreements	—	—	20,753,000	—	20,753,000	—
Futures Contracts	—	(134,136)	—	—	—	(134,136)
Swap Agreements	—	—	—	596,725	—	596,725
Total	$22,023,511	$(134,136)	$20,753,000	$596,725	$42,776,511	$462,589

March 31, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraMid-Cap
Common Stocks	$23,075,934	$—	$—	$—	$23,075,934	$—
Repurchase Agreements	—	—	10,218,000	—	10,218,000	—
Futures Contracts	—	(118,043)	—	—	—	(118,043)
Swap Agreements	—	—	—	594,625	—	594,625
Total	$23,075,934	$(118,043)	$10,218,000	$594,625	$33,293,934	$476,582

ProFund VP UltraNASDAQ-100
Common Stocks	$71,322,799	$—	$—	$—	$71,322,799	$—
Repurchase Agreements	—	—	66,341,000	—	66,341,000	—
Futures Contracts	—	(381,836)	—	—	—	(381,836)
Swap Agreements	—	—	—	1,357,514	—	1,357,514
Total	$71,322,799	$(381,836)	$66,341,000	$1,357,514	$137,663,799	$975,678

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$13,000	$—	$13,000	$—
Swap Agreements	—	—	—	(162)	—	(162)
Total	$—	$—	$13,000	$(162)	$13,000	$(162)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$343,000	$—	$343,000	$—
Swap Agreements	—	—	—	(5,587)	—	(5,587)
Total	$—	$—	$343,000	$(5,587)	$343,000	$(5,587)

ProFund VP UltraSmall-Cap
Common Stocks	$7,915,235	$—	$—	$—	$7,915,235	$—
Contingent Rights*	—	—	1,079	—	1,079	—
Right	—	—	564	—	564	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	17,330,000	—	17,330,000	—
Futures Contracts	—	(83,269)	—	—	—	(83,269)
Swap Agreements	—	—	—	391,807	—	391,807
Total	$7,915,235	$(83,269)	$17,331,643	$391,807	$25,246,878	$308,538

ProFund VP Utilities
Common Stocks	$31,016,388	$—	$—	$—	$31,016,388	$—
Repurchase Agreements	—	—	133,000	—	133,000	—
Total	$31,016,388	$—	$133,000	$—	$31,149,388	$—

^     Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. contingent right was valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

: : Notes to Schedules of Portfolio Investments : : March 31, 2018 (unaudited)

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

March 31, 2018 (unaudited) : : Notes to Schedules of Portfolio Investments : :

Counterparty Risk

A ProFund VP will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk.  There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns.  The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

: : Notes to Schedules of Portfolio Investments : : March 31, 2018 (unaudited)

5. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

6. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these Schedules of Portfolio Investments were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 24, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2018